As filed with the Securities and Exchange Commission on April 28, 1998
                                                        Registration No. 2-88566
                                        Investment Company Act File No. 811-4255
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         x
                           Pre-Effective Amendment No.                        o
                        Post-Effective Amendment No.  26                      x

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                       x
                               Amendment No. 26                               x
                        (Check appropriate box or boxes)

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST1
               (Exact Name of Registrant as Specified in Charter)

           605 Third Avenue, 2nd Floor, New York, New York 10158-0006
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                                Lawrence Zicklin
                  c/o Neuberger&Berman Management Incorporated
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                             Dechert Price & Rhoads
                               1775 Eye Street, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

[ ] Immediately upon filing pursuant [X] May 1, 1998 pursuant to paragraph (b) to paragraph (b)

[ ] 60 days after filing pursuant    [ ] on _________ pursuant to paragraph
     to paragraph (a)(1), or             (a)(1)

[ ] 75 days after filing pursuant    [ ] on ___________ pursuant to paragraph
    to paragraph (a)(2) or               (a)(2)of Rule 485

[  ]     This post-effective amendment designates a new effective
         date for a previously filed post-effective amendment.

1 Registrant is a "master/feeder fund." This Post-Effective Amendment No. 26 includes a signature page for the master fund, Advisers Managers Trust.

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

         The enclosed materials relate to the Balanced Portfolio, Guardian Portfolio, Growth Portfolio, International Portfolio, Limited Maturity Bond
Portfolio, Liquid Asset Portfolio, Mid-Cap Growth Portfolio and Partners Portfolio (collectively, the "Portfolios"), each of which is a separate series of Neuberger&Berman Advisers Management Trust (the "Registrant").


I.       Joint Prospectus of Registrant

Form N-1A Part A Item

                                               Prospectus Caption

1.       Cover page........................    Cover Page

2.       Synopsis..........................    Inapplicable

3.       Condensed Financial
         Information.......................    Financial Highlights; Performance
                                               Information

4.       General Description of
         Registrant........................    Investment Programs; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

5.       Management of the Fund............    Management and Administration

5  A.    Management's Discussion of
         Fund Performance..................    To be provided in Registrant's
                                               Annual Reports to Shareholders

6.       Capital Stock and Other
         Securities........................    Cover Page; Information Regarding
                                               Organization, Capitalization and
                                               Other Matters; Dividends, Other
                                               Distributions & Tax Status

7.       Purchase of Securities
         Being Offered.....................    Share Prices and Net Asset Value;
                                               Distribution and Redemption of
                                               Trust Shares

8.       Redemption or Repurchase..........    Distribution and Redemption of
                                               Trust Shares; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

9.       Pending Legal Proceedings.........    Inapplicable

II.      Prospectus for Registrant's Balanced Portfolio


Form N-1A Part A Item

                                               Prospectus Caption

1.       Cover page.......................     Cover Page

2.       Synopsis.........................     Inapplicable

3.       Condensed Financial Information..     Financial Highlights; Performance
                                               Information

4.       General Description of Registrant.    Investment Program; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

5.       Management of the Fund...........     Management and Administration

5  A.    Management's Discussion of Fund
         Performance......................     To be provided in Registrant's
                                               Annual Reports to Shareholders

6.       Capital Stock and Other Securities.   Cover Page; Information Regarding
                                               Organization, Capitalization and
                                               Other Matters; Dividends, Other
                                               Distributions & Tax Status

7.       Purchase of Securities Being
         Offered..........................     Share Prices and Net Asset Value;
                                               Distribution and Redemption of
                                               Trust Shares

8.       Redemption or Repurchase.........     Distribution and Redemption of
                                               Trust Shares; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

9.       Pending Legal Proceedings........     Inapplicable



III.     Prospectus for Registrant's Balanced Portfolio (Qualified Plans)

Form N-1A Part A Item

                                               Prospectus Caption

1.       Cover page.......................     Cover Page

2.       Synopsis.........................     Expense Information

3.       Condensed Financial Information..     Financial Highlights; Performance
                                               Information

4.       General Description of Registrant.    Investment Program; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

5.       Management of the Fund...........     Management and Administration

5  A.    Management's Discussion of Fund
         Performance......................     To be provided in Registrant's
                                               Annual Reports to Shareholders

6.       Capital Stock and Other
         Securities.......................     Cover Page; Information Regarding
                                               Organization, Capitalization and
                                               Other Matters; Dividends, Other
                                               Distributions & Tax Status

7.       Purchase of Securities Being
         Offered..........................     Share Prices and Net Asset Value;
                                               Distribution and Redemption of
                                               Trust Shares; Appendix B - How to
                                               Buy Shares

8.       Redemption or Repurchase.........     Distribution and Redemption of
                                               Trust Shares; Information
                                               Regarding Organization,
                                               Capitalization, and Other
                                               Matters; Appendix B - How to Sell
                                               Shares

9.       Pending Legal Proceedings........     Inapplicable



IV.      Prospectus for Registrant's Guardian Portfolio

Form N-1A Part A Item

                                               Prospectus Caption

1.       Cover page.......................     Cover Page

2.       Synopsis.........................     Inapplicable

3.       Condensed Financial Information..     Financial Highlights; Performance
                                               Information

4.       General Description of Registrant.    Investment Program; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

5.       Management of the Fund...........     Management and Administration

5  A.    Management's Discussion of Fund
         Performance......................     To be provided in Registrant's
                                               Annual Reports to Shareholders

6.       Capital Stock and Other
         Securities.......................     Cover Page; Information Regarding
                                               Organization, Capitalization and
                                               Other Matters; Dividends, Other
                                               Distributions & Tax Status

7.       Purchase of Securities Being
         Offered..........................     Share Prices and Net Asset Value;
                                               Distribution and Redemption of
                                               Trust Shares

8.       Redemption or Repurchase.........     Distribution and Redemption of
                                               Trust Shares; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

9.       Pending Legal Proceedings........     Inapplicable



V.       Prospectus for Registrant's Growth Portfolio

Form N-1A Part A Item

                                               Prospectus Caption

1.       Cover page.......................     Cover Page

2.       Synopsis.........................     Inapplicable

3.       Condensed Financial Information..     Financial Highlights; Performance
                                               Information

4.       General Description of Registrant.    Investment Program; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

5.       Management of the Fund...........     Management and Administration

5  A.    Management's Discussion of Fund
         Performance......................     To be provided in Registrant's
                                               Annual Reports to Shareholders

6.       Capital Stock and Other
         Securities.......................     Cover Page; Information Regarding
                                               Organization, Capitalization and
                                               Other Matters; Dividends, Other
                                               Distributions & Tax Status

7.       Purchase of Securities Being
         Offered..........................     Share Prices and Net Asset Value;
                                               Distribution and Redemption of
                                               Trust Shares

8.       Redemption or Repurchase.........     Distribution and Redemption of
                                               Trust Shares; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

9.       Pending Legal Proceedings........     Inapplicable



VI.      Prospectus for Registrant's Limited Maturity Bond Portfolio

Form N-1A Part A Item

                                               Prospectus Caption

1.       Cover page.......................     Cover Page

2.       Synopsis.........................     Inapplicable

3.       Condensed Financial Information..     Financial Highlights; Performance
                                               Information

4.       General Description of Registrant.    Investment Program; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

5.       Management of the Fund...........     Management and Administration

5  A.    Management's Discussion of Fund
         Performance......................     To be provided in Registrant's
                                               Annual Reports to Shareholders

6.       Capital Stock and Other
         Securities.......................     Cover Page; Information Regarding
                                               Organization, Capitalization and
                                               Other Matters; Dividends, Other
                                               Distributions & Tax Status

7.       Purchase of Securities Being
         Offered..........................     Share Prices and Net Asset Value;
                                               Distribution and Redemption of
                                               Trust Shares

8.       Redemption or Repurchase.........     Distribution and Redemption of
                                               Trust Shares; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

9.       Pending Legal Proceedings........     Inapplicable



VII. Prospectus for Registrant's Liquid Asset Portfolio

Form N-1A Part A Item

                                               Prospectus Caption

1.       Cover page.......................     Cover Page

2.       Synopsis.........................     Inapplicable

3.       Condensed Financial Information..     Financial Highlights; Performance
                                               Information

4.       General Description of Registrant.    Investment Program; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

5.       Management of the Fund...........     Management and Administration

5  A.    Management's Discussion of Fund
         Performance......................     To be provided in Registrant's
                                               Annual Reports to Shareholders

6.       Capital Stock and Other
         Securities.......................     Cover Page; Information Regarding
                                               Organization, Capitalization and
                                               Other Matters; Dividends, Other
                                               Distributions & Tax Status

7.       Purchase of Securities Being
         Offered..........................     Share Prices and Net Asset Value;
                                               Distribution and Redemption of
                                               Trust Shares

8.       Redemption or Repurchase.........     Distribution and Redemption of
                                               Trust Shares; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

9.       Pending Legal Proceedings........     Inapplicable




VIII.    Prospectus for Registrants Mid-Cap Growth Portfolio

Form N-1A Part A Item

                                               Prospectus caption

1.       Cover page.......................     Cover Page

2.       Synopsis.........................     Inapplicable

3.       Condensed Financial Information..     Financial Highlights; Performance
                                               Information

4.       General Description of Registrant.    Investment Program; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

5.       Management of the Fund...........     Management and Administration

5  A.    Management's Discussion of Fund
         Performance......................     To be provided in Registrant's
                                               Annual Reports to Shareholders

6.       Capital Stock and Other
         Securities.......................     Cover Page; Information Regarding
                                               Organization, Capitalization and
                                               Other Matters; Dividends, Other
                                               Distributions & Tax Status

7.       Purchase of Securities Being
         Offered..........................     Share Prices and Net Asset Value;
                                               Distribution and Redemption of
                                               Trust Shares

8.       Redemption or Repurchase.........     Distribution and Redemption of
                                               Trust Shares; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

9.       Pending Legal Proceedings........     Inapplicable


IX.      Prospectus for Registrant's Partners Portfolio

Form N-1A Part A Item

                                               Prospectus Caption

1.       Cover page.......................     Cover Page

2.       Synopsis.........................     Inapplicable

3.       Condensed Financial Information..     Financial Highlights; Performance
                                               Information

4.       General Description of Registrant.    Investment Program; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

5.       Management of the Fund...........     Management and Administration

5  A.    Management's Discussion of Fund
         Performance......................     To be provided in Registrant's
                                               Annual Reports to Shareholders

6.       Capital Stock and Other
         Securities.......................     Cover Page; Information Regarding
                                               Organization, Capitalization and
                                               Other Matters; Dividends, Other
                                               Distributions & Tax Status

7.       Purchase of Securities Being
         Offered..........................     Share Prices and Net Asset Value;
                                               Distribution and Redemption of
                                               Trust Shares

8.       Redemption or Repurchase.........     Distribution and Redemption of
                                               Trust Shares; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

9.       Pending Legal Proceedings........     Inapplicable


X.      Prospectus for Registrant's Limited Maturity Bond and Partners Portfolio

Form N-1A Part A Item

                                               Prospectus Caption

1.       Cover page.......................     Cover Page

2.       Synopsis.........................     Inapplicable

3.       Condensed Financial Information..     Financial Highlights; Performance
                                               Information

4.       General Description of Registrant.    Investment Program; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

5.       Management of the Fund...........     Management and Administration

5  A.    Management's Discussion of Fund
         Performance......................     To be provided in Registrant's
                                               Annual Reports to Shareholders

6.       Capital Stock and Other
         Securities.......................     Cover Page; Information Regarding
                                               Organization, Capitalization and
                                               Other Matters; Dividends, Other
                                               Distributions & Tax Status

7.       Purchase of Securities Being
         Offered..........................     Share Prices and Net Asset Value;
                                               Distribution and Redemption of
                                               Trust Shares

8.       Redemption or Repurchase.........     Distribution and Redemption of
                                               Trust Shares; Information
                                               Regarding Organization,
                                               Capitalization, and Other Matters

9.       Pending Legal Proceedings........     Inapplicable


Part B

XI.       Joint Statement of Additional Information

Form N-1A Part B Item                          Statement of Additional
                                               Information Caption

10.      Cover Page.......................     Cover Page

11.      Table of Contents................     Table of Contents

12.      General Information and History..     Information Regarding
                                               Organization, Capitalization and
                                               Other Matters (Part A);
                                               Investment Information

13.      Investment Objectives and
         Policies.........................     Investment Information

14.      Management of the Fund...........     Trustees and Officers; Investment
                                               Management, Advisory and
                                               Administration Services

15.      Control Persons and Principal
         Holders of Securities............     Control Persons and Principal
                                               Holders of Securities

16.      Investment Advisory and other
         Services.........................     Investment Management, Advisory
                                               and Administration Services;
                                               Distribution Arrangements;
                                               Reports to Shareholders;
                                               Custodian; Independent Auditors

17.      Brokerage Allocation.............     Portfolio Transactions

18.      Capital Stock and other
         Securities.......................     Information Regarding
                                               Organization, Capitalization, and
                                               Other Matters (Part A)

19.      Purchase, Redemption and Pricing
         of Securities Being Offered......     Share Prices and Net Asset Value
                                               (in Part A); Distribution
                                               Arrangements; Additional
                                               Redemption Information

20.      Tax Status.......................     Dividends, Other Distributions
                                               and Tax Status (Part A);
                                               Additional Tax Information

21.      Underwriters.....................     Distribution Arrangements

22.      Calculation of Performance Data..     Performance Information

23.      Financial Statements.............     Financial Statements


PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                JOINT PROSPECTUS
                                  MAY 1, 1998

                                                                    NBAMT0010598

            Neuberger&Berman
ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------

    Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of eight separate
Portfolios: Balanced Portfolio, Growth Portfolio, Guardian Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio, Mid-Cap Growth Portfolio and Partners Portfolio. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).



    Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of the Balanced Portfolio are also offered directly to qualified pension and retirement plans ("Qualified Plans"). As of December 31, 1997, the International Portfolio had not commenced investment operations.

--------------------------------------------------------------------------------

    EACH PORTFOLIO INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING SERIES (EACH A "SERIES") OF ADVISERS MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. ALL SERIES OF MANAGERS TRUST ARE MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED(R)("N&B MANAGEMENT"). EACH SERIES INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF ITS CORRESPONDING PORTFOLIO. THE INVESTMENT PERFORMANCE OF EACH PORTFOLIO DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF ITS CORRESPONDING SERIES. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS STRUCTURE THAT YOU SHOULD CONSIDER, SEE "INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 30.

    An investment in the LIQUID ASSET Portfolio, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government. Although the LIQUID ASSET Portfolio seeks to maintain a net asset value of $1.00 per share, there is no assurance that it will be able to do so.

    Please read this Prospectus before investing in any of the Portfolios and keep it for future reference. It contains information about the Portfolios that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

    The SEC maintains an internet site at http://www.sec.gov that contains this Prospectus, the SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

                        DATE OF PROSPECTUS: MAY 1, 1998

TABLE OF CONTENTS


    SUMMARY                                 3
The Portfolios and Series                   3
Risk Factors                                4
Management                                  5
The Neuberger&Berman Investment Approach    5

    EXPENSE INFORMATION                     7

    FINANCIAL HIGHLIGHTS                    9
Selected Per Share Data and Ratios          9
    INVESTMENT PROGRAMS                    19
AMT Balanced Investments                   19
AMT Growth Investments                     20
AMT Guardian Investments                   20
AMT International Investments              20
AMT Limited Maturity Bond Investments      21
AMT Liquid Asset Investments               22
AMT Mid-Cap Growth Investments             22
AMT Partners Investments                   23
Special Considerations of Small- and
  Mid-Cap Company Stocks                   24
Short-Term Trading; Portfolio Turnover     24
Other Investments                          24
Ratings of Debt Securities                 24
Borrowings                                 26
Duration                                   27

    PERFORMANCE INFORMATION                28

    INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS      30
The Portfolios                             30
The Series                                 30

    SHARE PRICES AND NET ASSET VALUE       32

    DIVIDENDS, OTHER DISTRIBUTIONS AND

    TAX STATUS                             33
Dividends and Other Distributions          33
Tax Status                                 33
    SPECIAL CONSIDERATIONS                 34

    MANAGEMENT AND ADMINISTRATION          35
Trustees and Officers                      35
Investment Manager, Administrator,
 Sub-Adviser and Distributor               35
Expenses                                   37
Expense Limitation                         38
Transfer and Dividend Paying Agent         38

    DISTRIBUTION AND REDEMPTION OF TRUST
    SHARES                                 39
Distribution and Redemption of Trust
 Shares                                    39
Distribution Plan                          39

    SERVICES                               40

    DESCRIPTION OF INVESTMENTS             40

    USE OF JOINT PROSPECTUS AND
    STATEMENT OF ADDITIONAL INFORMATION    48

    APPENDIX A TO PROSPECTUS               49


                                       -

SUMMARY

------------------------------------
            The Portfolios and Series
--------------------------------------------------------------------------------

    Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. This is sometimes called a master/feeder fund structure, because each Portfolio "feeds" shareholders' investments into its corresponding Series, a "master" fund. The trustees of the Trust believe that this structure may benefit shareholders. Although the Trust is currently the only investor in each Series, investment in a Series by investors in addition to the Trust may enable the Series to achieve economies of scale that could reduce expenses. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 30. For more details about each Series, its investments and their risks, see "Investment Programs" on page 19, "Ratings of Debt Securities" on page 24, "Borrowings" on page 26, and "Description of Investments" on page 40.


    A summary of important features of the Portfolios and their corresponding Series appears below. You should also read the complete descriptions of each Portfolio and its corresponding Series' investment objectives and policies, which begin on page 19, and related information. You may want to invest in a variety of Portfolios to fit your particular investment needs. Of course, there can be no assurance that a Portfolio will meet its investment objective.

      NEUBERGER&BERMAN                     INVESTMENT                          PRINCIPAL SERIES
 ADVISERS MANAGEMENT TRUST                  OBJECTIVE                             INVESTMENTS

----------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO            Long-term capital growth and           Equity securities of small,
                              reasonable current income              medium and large
                              without undue risk to principal        capitalization companies
                                                                     and short to intermediate-term debt
                                                                     securities, primarily investment
                                                                     grade
GROWTH PORTFOLIO              Capital appreciation, without          Securities believed to have the
                              regard to income                       maximum potential for long-term
                                                                     capital appreciation. Portfolio
                                                                     managers seek stocks of companies
                                                                     that are projected to grow at above-
                                                                     average rates and that may appear
                                                                     poised for a period of accelerated
                                                                     earnings
GUARDIAN PORTFOLIO            Capital appreciation and,              Common stocks of long-established,
                              secondarily, current income            high-quality companies
INTERNATIONAL PORTFOLIO       Long-term capital appreciation         Equity securities of issuers
                                                                     organized and doing business
                                                                     primarily outside the U.S.
LIMITED MATURITY BOND         Highest current income                 Short to intermediate-term debt
PORTFOLIO                     consistent with low risk               securities, primarily investment
                              to principal and liquidity;            grade
                              and, secondarily, total return
LIQUID ASSET PORTFOLIO        Highest current income                 High quality money market
                              consistent with safety                 instruments of government and
                              and liquidity                          non-government issuers
MID-CAP GROWTH PORTFOLIO      Capital appreciation                   Under normal market conditions,
                                                                     equity securities of medium-sized
                                                                     companies
PARTNERS PORTFOLIO            Capital growth                         Common stocks and other
                                                                     equity securities of medium
                                                                     to large capitalization
                                                                     established companies
-                             -


-------------------
            Risk Factors
--------------------------------------------------------------------------------

    An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by certain Series, in equity securities, foreign securities, options and futures contracts, zero coupon bonds, pay-in-kind bonds, swap agreements, and debt securities rated below investment grade. For those Series investing in fixed income securities, the value of such securities measured in the currencies in which they are denominated, is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. The value of debt securities is also affected by the creditworthiness of the issuer.

    AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality ("comparable unrated securities"). AMT Limited Maturity Bond and Mid-Cap Growth Investments may invest up to 10% of their net assets, measured at the time of investment, in debt securities that are below investment grade but that are rated at least B (C with respect to AMT Mid-Cap Growth Investments) or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P") or comparable unrated securities. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade but that are rated at least B or higher by Moody's or S&P or comparable unrated securities. Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" on page 24 and "Fixed Income Securities" in the SAI.


    AMT International Investments seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of issuers organized and doing business principally outside the United States. The strategy of N&B Management is to select attractive investment opportunities outside the United States, allocating the assets among economically mature countries and emerging industrialized countries. The Series will invest primarily in equity securities of medium to large capitalization companies traded on foreign exchanges. A company's capitalization is determined in relation to the principal market in which its securities are traded. From time to time, the Series may invest a significant portion of its assets in Japan. Because the Portfolio, through the Series, invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries. The risks of investing in foreign securities include, but are not limited to, possible adverse political and economic developments in a particular country, differences between foreign and U.S. regulatory systems, and foreign securities markets that are smaller and less well regulated than those in the United States. There is often less information publicly available about foreign issuers, and many foreign countries do not follow the financial accounting standards used in the United States. Most of the securities held by the Series are likely to be denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Some foreign currencies can be volatile and may be subject to governmental controls or intervention. The Series may use techniques such as options, futures, forward foreign currency exchange contracts and short selling, for hedging and in an attempt to realize income. The Series may also use leverage to facilitate transactions entered into by the Series for hedging purposes. The use of these strategies may entail special risks. See "Borrowings" on page 26 and "Description of Investments" on page 40.


-------------------
            Management
--------------------------------------------------------------------------------

    N&B Management, with the assistance of Neuberger&Berman, LLC
("Neuberger&Berman") as sub-adviser, selects investments for all Series. N&B Management also provides administrative services to the Series and the Portfolios and acts as distributor of the shares of the Portfolios. See "Management and Administration" on page 35.


--------------------------------------------------------------
            The Neuberger&Berman Investment Approach
--------------------------------------------------------------------------------

    While each Series has its own investment objective, policies and limitations, AMT Balanced (equity portion), Growth, Guardian, International, Mid-Cap Growth and Partners Investments are each managed using one of two basic investment approaches -- value or growth.

    A value-oriented portfolio manager buys stocks that are selling for a price that is lower than what the manager believes they are worth. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.
    Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets). A value-oriented manager believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when N&B Management believes they have reached their potential.
    While a value approach concentrates on securities that are undervalued in relation to their fundamental economic values, a growth approach seeks stocks of companies that N&B Management projects will grow at above-average rates and faster than others expect. While a growth portfolio manager may be willing to pay a higher multiple of earnings per share than a value manager, the multiple tends to be reasonable relative to the manager's expectation of the company's earnings growth rate.

    In general, AMT Partners Investments and AMT Guardian Investments adhere to a value-oriented investment approach. AMT Growth Investments, AMT Balanced Investments (equity portion) and AMT Mid-Cap Growth Investments adhere to a growth-oriented investment approach, and these Series are therefore willing to invest in securities with prices that have higher multiples of earnings than securities purchased by Series that adhere to a value-oriented approach, but generally buy companies that are projected by N&B Management to have higher earnings growth rates.

    AMT International Investments uses an investment process that includes a combination of country selection and individual security selection primarily based on a value-oriented investment approach.

EXPENSE INFORMATION



    This section gives you certain information about the expenses of the Balanced Portfolio and its corresponding Series only. See "Performance Information" on page 28 for important facts about the investment performance of the Balanced Portfolio, after taking expenses into account. Information about expenses for the other Portfolios is contained in the Trust's financial statements and has been provided to the Life Companies for use in prospectuses that describe the Variable Contracts.


------------------------------------------------
            Shareholder Transaction Expenses
--------------------------------------------------------------------------------
    As shown by this table, the Portfolio imposes no transaction charges when you buy or sell Portfolio shares.

                                                               BALANCED PORTFOLIO
----------------------------------------------------------------------------------
Sales Charge Imposed on Purchases                                     NONE
Sales Charge Imposed On Reinvested Dividends                          NONE
Deferred Sales Charges                                                NONE
Redemption Fees                                                       NONE
Exchange Fees                                                         NONE

-------------------------------------------------------
            Annual Portfolio Operating Expenses
         (as percentage of average daily net assets)
--------------------------------------------------------------------------------
    The following tables show anticipated annual operating expenses for the Balanced Portfolio, which are paid out of the assets of the Balanced Portfolio and which include the Portfolio's pro rata portion of the operating expenses of AMT Balanced Investments ("Total Operating Expenses"). Total Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses.

    The Balanced Portfolio pays N&B Management an administration fee based on the Portfolio's average daily net assets. AMT Balanced Investments pays N&B Management a management fee based on its average daily net assets; a pro rata portion of this fee is borne indirectly by the Balanced Portfolio. "Management and Administration Fees" in the following table are based on administration fees incurred by the Balanced Portfolio and management fees incurred by AMT Balanced Investments during the past fiscal year. For more information, see "Management and Administration" on page 35 and "Investment Management, Advisory and Administration Services" in the SAI.

    The Balanced Portfolio and AMT Balanced Investments incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). "Other Expenses" in the following table are based on the Balanced Portfolio and AMT Balanced Investments expenses for the past fiscal year. All expenses are factored into the Portfolio's share prices and dividends and are not charged directly to Portfolio shareholders.


                         MANAGEMENT AND           12B-1          OTHER              TOTAL OPERATING
                       ADMINISTRATION FEES         FEES         EXPENSES                EXPENSES
--------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO            0.85%                None          0.19%                  1.04%



    As set forth under "Management and Administration -- Expense Limitation" on page 38, N&B Management has voluntarily undertaken to limit the expenses of the Portfolios, including the Balanced Portfolio, by reimbursing each Portfolio for its Total Operating Expenses and its pro rata share of its corresponding Series' Total Operating Expenses, if necessary.


-------------

            Example
--------------------------------------------------------------------------------
    To illustrate the effect of Total Operating Expenses, let's assume that the Balanced Portfolio's annual return is 5% and that it had annual Total Operating Expenses described in the table above. For every $1,000 you invested in the Balanced Portfolio, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:

                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS

--------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO                          $11            $33             $57             $127


    The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. THE INFORMATION IN THE PRECEDING TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


--------------------------------------------------
            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

    The financial information in the following tables for each Portfolio (except the International Portfolio) as of December 31, 1997, has been audited by its independent auditors. You may obtain further information about each Series (except AMT International Investments) and the performance of each Portfolio (except the International Portfolio) at no cost in the Trust's annual reports to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual reports. Please call 800-877-9700 for free copies of the annual reports. Also, see "Performance Information" on page 28. As of December 31, 1997, AMT International Investments and the International Portfolio had not commenced investment operations.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

---------------------------
            Balanced Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)


                                                                                                                 Period from
                                                                                                            February 28, 1989(3)
                                                       Year Ended December 31,                                 to December 31,
                            1997(2)   1996(2)     1995(2)     1994     1993     1992     1991      1990             1989
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
  of Year                    $15.92     $17.52      $14.51   $15.62   $14.90   $14.16    $11.72    $11.64           $10.00


---------------------------------------------------------------------------------------------------------------------------------
Income From Investment
  Operations
  Net Investment Income         .36        .34         .32      .30      .34      .40       .47       .49              .30
  Net Gains or Losses on
    Securities (both
    realized and
    unrealized)                2.59        .75        3.06     (.80)     .61      .72      2.16      (.27)(4)           1.34


---------------------------------------------------------------------------------------------------------------------------------
      Total From
        Investment
        Operations             2.95       1.09        3.38     (.50)     .95     1.12      2.63       .22             1.64


---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Dividends (from net
    investment income)         (.30)      (.41)       (.28)    (.23)    (.20)    (.19)     (.19)     (.07)              --
  Distributions (from net
    capital gains)             (.77)     (2.28)       (.09)    (.38)    (.03)    (.19)       --      (.07)              --


---------------------------------------------------------------------------------------------------------------------------------
      Total Distributions     (1.07)     (2.69)       (.37)    (.61)    (.23)    (.38)     (.19)     (.14)              --


---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Year                       $17.80     $15.92      $17.52   $14.51   $15.62   $14.90    $14.16    $11.72           $11.64


---------------------------------------------------------------------------------------------------------------------------------
Total Return(9)              +19.45%     +6.89%     +23.76%   -3.36%   +6.45%   +8.06%   +22.68%    +1.95%          +16.40%(5)


---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year
    (in millions)            $161.9     $173.2      $144.4   $179.3   $161.1   $ 87.1     $28.3      $6.9             $0.6


---------------------------------------------------------------------------------------------------------------------------------
  Ratio of Gross Expenses
    to Average Net
    Assets(7)                  1.04%      1.09%        .99%      --       --       --        --        --               --
  Ratio of Net Expenses to
    Average Net Assets(10)     1.04%      1.09%        .99%     .91%     .90%     .95%     1.10%     1.35%            1.70%(6)


---------------------------------------------------------------------------------------------------------------------------------
  Ratio of Net Investment
    Income to Average Net
    Assets(10)                 2.07%      1.84%       1.99%    1.91%    1.96%    2.33%     3.00%     4.00%            3.28%(6)


---------------------------------------------------------------------------------------------------------------------------------
  Portfolio Turnover
    Rate(8)                      --         --          21%      55%     114%      82%       69%       77%              58%


----------------------------------------------------------------------------------------------------------------------------------


  NOTES:
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3)February 28, 1989 is the date shares of the Balanced Portfolio were first sold to the separate accounts pursuant to the public offering of Trust shares.

 4)The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for the Portfolio.
 5)Not annualized.
 6)Annualized.

 7)For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


 8)The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate or paid any brokerage commissions. Portfolio turnover rates for AMT Balanced Investments for the period from May 1, 1995 to December 31, 1995 and the years ended December 31, 1996 and 1997 were 55%, 87% and 103%, respectively. The average commission rates paid for the period from May 1, 1995 to December 31, 1995 and for the years ended December 31, 1996 and 1997 were $0.0451, $0.0572 and $0.0388, respectively.

 9)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown. Qualified Plans that are direct shareholders of the Portfolio are not affected by insurance charges and related expenses.

10)Since the commencement of operations, N&B Management voluntarily assumed certain operating expenses of the Portfolio as described in this Prospectus under "Expense Limitation." Had N&B Management not undertaken such action, the annualized ratios of net expenses and net investment income to average daily net assets would have been 2.78% and 2.20%, respectively, for the period net from February 28, 1989 to December 31, 1989. There was no reduction of expenses for the years ended December 31, 1990, through and including 1997.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

------------------------
            Growth Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)


                                                                    Year Ended December 31,
                               1997(2)   1996(2)     1995(2)     1994     1993     1992     1991      1990      1989      1988
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                         $25.78      $25.86      $20.31   $24.28   $23.27   $21.47    $16.82    $20.28    $16.20    $12.86


--------------------------------------------------------------------------------------------------------------------------------
Income From Investment
  Operations
  Net Investment Income
    (Loss)                       (.03)       (.07)        .01      .07      .13      .21       .31       .43       .43       .32
  Net Gains or Losses on
    Securities (both realized
    and unrealized)              7.06        2.34        6.26    (1.11)    1.42     1.82      4.64     (2.04)     4.24      3.02


--------------------------------------------------------------------------------------------------------------------------------
      Total From Investment
        Operations               7.03        2.27        6.27    (1.04)    1.55     2.03      4.95     (1.61)     4.67      3.34


--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Dividends (from net
    investment income)             --        (.01)       (.05)    (.12)    (.17)    (.23)     (.30)     (.29)     (.27)       --
  Distributions (from net
    capital gains)              (2.27)      (2.34)       (.67)   (2.81)    (.37)      --        --     (1.56)     (.32)       --


--------------------------------------------------------------------------------------------------------------------------------
      Total Distributions       (2.27)      (2.35)       (.72)   (2.93)    (.54)    (.23)     (.30)    (1.85)     (.59)       --


--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year   $30.54      $25.78      $25.86   $20.31   $24.28   $23.27    $21.47    $16.82    $20.28    $16.20


--------------------------------------------------------------------------------------------------------------------------------
Total Return (3)               +29.01%      +9.14%     +31.73%   -4.99%   +6.79%   +9.54%   +29.73%    -8.19%   +29.47%   +25.97%


--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in
    millions)                  $583.7      $566.4      $537.8   $369.3   $366.5   $304.8    $228.9    $118.8     $92.8     $48.7


--------------------------------------------------------------------------------------------------------------------------------
  Ratio of Gross Expenses to
    Average Net Assets(4)         .90%        .92%        .90%      --       --       --        --        --        --        --
  Ratio of Net Expenses to
    Average Net Assets            .90%        .92%        .90%     .84%     .81%     .82%      .86%      .91%      .97%      .92%


--------------------------------------------------------------------------------------------------------------------------------
  Ratio of Net Investment
    Income (Loss) to Average
    Net Assets                   (.11%)      (.30%)       .04%     .26%     .52%     .92%     1.43%     2.12%     2.10%     2.12%


--------------------------------------------------------------------------------------------------------------------------------
  Portfolio Turnover Rate(5)       --          --           9%      46%      92%      63%       57%       76%      105%       95%


--------------------------------------------------------------------------------------------------------------------------------


  NOTES:
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.

3)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown.


4)For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


5)The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate or paid any brokerage commissions. Portfolio turnover rates for AMT Growth Investments for the period from May 1, 1995 to December 31, 1995 and the years ended December 31, 1996 and 1997 were 35%, 57% and 113%, respectively. The average commission rates paid for the period from May 1, 1995 to December 31, 1995 and for the years ended December 31, 1996 and 1997 were $0.0412, $0.0582 and $0.0386, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

--------------------------
            Guardian Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses including the Fund's proportionate share of the Series' income and expenses. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                                                  Period from
                                                                              November 3, 1997(2)
                                                                                to December 31,
                                                                                     1997
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                $10.00
                                                                                   ----------------
Income From Investment Operations
  Net Investment Income                                                                .01
  Net Gains or Losses on Securities (both realized and
    unrealized)                                                                        .51
                                                                                   -------
  Total From Investment Operations                                                     .52
Net Asset Value, End of Period                                                      $10.52
                                                                                   -------
Total Return(3)(4)                                                                   +5.20%
                                                                                   -------
Ratios/Supplemental Data
  Net Assets, End of Period (in thousands)                                          $567.3
                                                                                   -------
  Ratio of Gross Expenses to Average Net Assets(5)(6)(7)                              1.06%
  Ratio of Net Expenses to Average Net Assets(6)(7)                                   1.00%
                                                                                   -------
  Ratio of Net Investment Income to Average Net Assets(6)(7)                           .98%
                                                                                   -------

  NOTES:

1)The per share amounts which are shown have been computed based on the average number of shares outstanding during the fiscal period. Because the Portfolio only invests in its Series and that Series (rather than the Portfolio) engages in securities transactions, the Portfolio does not calculate a portfolio turnover rate or pay any brokerage commissions. For the fiscal period ended December 31, 1997, the portfolio turnover rate for the Series was 12%, and the average commission rate paid by the Series was $0.0550.
2)The date investment operations commenced.
3)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for the fiscal period shown.
4)Not annualized.
5)The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6)Annualized.
7)After reimbursement of expenses by N&B Management as described in this Prospectus under "Expense Limitation." Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been higher and lower, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

--------------------------------------------
            Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)


                                                                      Year Ended December 31,
                                   1997(2)   1996(2)   1995(2)    1994     1993     1992     1991      1990     1989     1988(3)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                             $14.05    $14.71     $14.02   $14.66   $14.33   $14.32   $ 13.62   $13.48   $ 13.01   $12.14


--------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income               .88       .92        .82      .78      .84     1.03      1.04     1.15      1.12      .92
  Net Gains or Losses on
    Securities (both realized and
    unrealized)                       .02      (.34)       .65     (.80)     .08     (.33)      .43     (.10)(4)     .20   (.05)


--------------------------------------------------------------------------------------------------------------------------------
      Total From Investment
        Operations                    .90       .58       1.47     (.02)     .92      .70      1.47     1.05      1.32      .87


--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Dividends (from net investment
    income)                          (.83)    (1.24)      (.78)    (.55)    (.52)    (.66)     (.77)    (.91)     (.85)      --
  Distributions (from net capital
    gains)                             --        --         --     (.07)    (.07)    (.03)       --       --        --       --


--------------------------------------------------------------------------------------------------------------------------------
      Total Distributions            (.83)    (1.24)      (.78)    (.62)    (.59)    (.69)     (.77)    (.91)     (.85)      --


--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year       $14.12    $14.05     $14.71   $14.02   $14.66   $14.33   $ 14.32   $13.62   $ 13.48   $13.01


--------------------------------------------------------------------------------------------------------------------------------
Total Return(5)                     +6.74%    +4.31%    +10.94%    -.15%   +6.63%   +5.18%   +11.34%   +8.32%   +10.77%   +7.17%


--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year
    (in millions)                  $251.1    $256.9     $238.9   $344.8   $343.5   $187.0   $  83.0   $ 46.0   $  31.5   $ 25.4


--------------------------------------------------------------------------------------------------------------------------------
  Ratio of Gross Expenses to
    Average Net Assets(6)             .77%      .78%       .71%      --       --       --        --       --        --       --
  Ratio of Net Expenses to
    Average Net Assets                .77%      .78%       .71%     .66%     .64%     .64%      .68%     .76%      .88%    1.01%


--------------------------------------------------------------------------------------------------------------------------------
  Ratio of Net Investment Income
    to Average Net Assets            6.27%     6.01%      5.99%    5.42%    5.19%    5.80%     6.61%    7.66%     8.11%    7.15%


--------------------------------------------------------------------------------------------------------------------------------
  Portfolio Turnover Rate(7)           --        --         27%      90%     159%     114%       77%     124%      116%     197%


--------------------------------------------------------------------------------------------------------------------------------


  NOTES:
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3)On May 2, 1988, the predecessor of the Portfolio changed its primary investment objective to obtain the highest current income consistent with low risk to principal and liquidity through investments in limited maturity debt securities.
4)The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for the Portfolio.

5)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown.


6)For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


7)The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. Portfolio turnover rates for AMT Limited Maturity Bond Investments for the period from May 1, 1995 to December 31, 1995 and the years ended December 31, 1996 and 1997 were 78%, 132%, and 86%, respectively.

FINANCIAL HIGHLIGHTS

Neuberger&Berman Advisers Management Trust

-------------------------------
            Liquid Asset Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.


                                                                    Year Ended December 31,
                               1997(1)   1996(1)    1995(1)      1994      1993      1992      1991      1990     1989     1988
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                         $.9999    $1.0000      $ .9997   $1.0009   $1.0002   $1.0001   $ .9999   $.9998   $.9998   $1.0000
---------------------------------------------------------------------------------------------------------------------------------
Income From Investment
  Operations
  Net Investment Income         .0461     .0443         .0493     .0328     .0233     .0320     .0547    .0730    .0826     .0648
  Net Gains or Losses on
    Securities                     --    (.0001)(2)      .0003       --     .0014     .0002     .0002    .0001       --    (.0002)
---------------------------------------------------------------------------------------------------------------------------------
      Total From Investment
        Operations              .0461     .0442         .0496     .0328     .0247     .0322     .0549    .0731    .0826     .0646
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Dividends (from net
    investment income)         (.0461)   (.0443)       (.0493)   (.0328)   (.0233)   (.0320)   (.0547)  (.0730)  (.0826)   (.0648)
  Distributions (from net
    capital gains)                 --        --            --    (.0012)   (.0007)   (.0001)       --       --       --        --
---------------------------------------------------------------------------------------------------------------------------------
      Total Distributions      (.0461)   (.0443)       (.0493)   (.0340)   (.0240)   (.0321)   (.0547)  (.0730)  (.0826)   (.0648)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year   $.9999    $.9999       $1.0000   $ .9997   $1.0009   $1.0002   $1.0001   $.9999   $.9998   $ .9998
---------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                 +4.71%    +4.52%        +5.04%    +3.46%    +2.43%    +3.25%    +5.61%   +7.55%   +8.58%    +6.68%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year
    (in millions)              $ 13.4    $ 13.5       $  31.9   $   5.3   $   6.8   $  25.4   $  21.5   $ 21.5   $ 11.5   $   9.3
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of Gross Expenses to
    Average Net Assets(4)(5)     1.01%     1.01%         1.02%       --        --        --        --       --       --        --
  Ratio of Net Expenses to
    Average Net Assets(4)        1.00%     1.00%         1.01%     1.02%      .88%      .72%      .74%     .88%    1.00%     1.00%
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of Net Investment
    Income to Average Net
    Assets(4)                    4.61%     4.44%         4.90%     3.28%     2.34%     3.19%     5.47%    7.30%    8.28%     6.52%
---------------------------------------------------------------------------------------------------------------------------------


  NOTES:
1)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.

2)The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares.

3)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown.

4)After reimbursement of expenses by N&B Management as described in this Prospectus under "Expense Limitation." Had such action not been undertaken, the annualized ratios of net expenses and net investment income to average daily net assets would have been 1.12% and 4.49%, respectively, for the year ended December 31, 1997, 1.21% and 4.23% in 1996, respectively, 1.25% and 4.66% in 1995, respectively, 1.03% and 3.27% in 1994, respectively, 1.03% and 8.25% in 1989, respectively, and 1.25% and 6.27% in 1988, respectively. There was no reduction of expenses for the years ended December 31, 1990 through and including 1993.

5)For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS

Neuberger&Berman Advisers Management Trust

------------------------------------
            Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                                                  Period from
                                                                              November 3, 1997(2)
                                                                                to December 31,
                                                                                     1997
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                $ 10.00
                                                                                  ---------
Income From Investment Operations
  Net Investment Income                                                                 .01
  Net Gains or Losses on Securities (both realized and
    unrealized)                                                                        1.71
                                                                                  ---------
      Total From Investment Operations                                                 1.72
Net Asset Value, End of Period                                                      $ 11.72
                                                                                  ---------
Total Return(3)(4)                                                                   +17.20%
                                                                                  ---------
Ratios/Supplemental Data
  Net Assets, End of Period (in millions)                                           $   1.7
                                                                                  ---------
  Ratio of Gross Expenses to Average Net Assets(5)(6)(7)                               1.05%
  Ratio of Net Expenses to Average Net Assets(6)(7)                                    1.00%
                                                                                  ---------
  Ratio of Net Investment Income to Average Net Assets(6)(7)                            .83%
                                                                                  ---------

  NOTES:

1)The per share amounts which are shown have been computed based on the average number of shares outstanding during the fiscal period. Because the Portfolio only invests in its Series and that Series (rather than the Portfolio) engages in securities transactions, the Portfolio does not calculate a portfolio turnover rate or pay any brokerage commissions. For the fiscal period ended December 31, 1997, the portfolio turnover rate for the Series was 20%, and the average commission rate paid by the Series was $0.0550.
2)The date investment operations commenced.
3)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for the fiscal period shown.
4)Not annualized.
5)The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6)Annualized.
7)After reimbursement of expenses by N&B Management as described in this Prospectus under "Expense Limitation." Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been higher and lower, respectively.

FINANCIAL HIGHLIGHTS

Neuberger&Berman Advisers Management Trust

--------------------------
            Partners Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)


                                                                                                         Period from
                                                                                                      March 22, 1994(3)
                                                             Year Ended December 31,                   to December 31,
                                                     1997(2)          1996(2)         1995(2)               1994
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                  $   16.48         $13.23          $ 9.77               $10.00


-----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                   .12            .10             .11                  .03
    Net Gains or Losses on Securities
      (both realized and unrealized)                     4.82           3.69            3.43                 (.26)


-----------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations                     4.94           3.79            3.54                 (.23)


-----------------------------------------------------------------------------------------------------------------------
    Less Distributions
    Dividends (from net investment income)               (.05)          (.04)           (.01)                  --
    Distributions (from net capital gains)               (.77)          (.50)           (.07)                  --


-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.82)          (.54)           (.08)                  --


-----------------------------------------------------------------------------------------------------------------------
    Net Asset Value, End of Year                    $   20.60         $16.48          $13.23               $ 9.77


-----------------------------------------------------------------------------------------------------------------------
Total Return(4)                                        +31.25%        +29.57%         +36.47%               -2.30%(5)


-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)             $ 1,632.8         $705.4          $207.5               $  9.4


-----------------------------------------------------------------------------------------------------------------------
  Ratio of Gross Expenses to Average Net
    Assets(6)                                             .86%           .95%           1.09%                  --
  Ratio of Net Expenses to Average Net
    Assets                                                .86%           .95%           1.09%                1.75%(7)


-----------------------------------------------------------------------------------------------------------------------
  Ratio of Net Investment Income to Average
    Net Assets                                            .60%           .60%            .97%                 .45%(7)


-----------------------------------------------------------------------------------------------------------------------
  Portfolio Turnover Rate(8)                               --             --              76%                  90%


-----------------------------------------------------------------------------------------------------------------------


  NOTES:
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3)The date investment operations commenced.

4)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges or other expenses would reduce the total return figures for all fiscal periods shown.


5)Not annualized.


6)For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


7)Annualized.


8)The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate or paid any brokerage commissions. Portfolio turnover rates for AMT Partners Investments for the period from May 1, 1995 to December 31, 1995 and the years ended December 31, 1996 and 1997 were 98%, 118%, and 106%, respectively. The average commission rates paid for the period from May 1, 1995 to December 31, 1995 and for the years ended December 31, 1996 and 1997 were $0.0594, $0.0583 and $0.0560, respectively.

INVESTMENT PROGRAMS



    The investment policies and limitations of each Portfolio and its corresponding Series are identical. Each Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which each Series invests. For an explanation of some types of investments, see "Description of Investments" on page 40.

    Investment policies and limitations of the Portfolios and the Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolios will achieve their objectives. Each Portfolio, by itself, does not represent a comprehensive investment program.
    Additional investment techniques, features, and limitations concerning the Series' investment programs are described in the SAI.

--------------------------------------
            AMT Balanced Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Balanced Investments and its corresponding Portfolio is long-term capital growth and reasonable current income without undue risk to principal. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.
    N&B Management anticipates that the Series' investments will normally be managed so that approximately 60% of the Series' total assets will be invested in common and preferred stocks and the remaining assets will be invested in debt securities, primarily investment grade. However, depending on N&B Management's views regarding current market trends, the common stock portion of the Series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Series' assets will be invested in fixed income securities.

    N&B Management has analyzed the total return performance and volatility over the last 38 years of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an unmanaged average widely considered as representative of general stock market performance. It has compared the performance and volatility of the S&P "500" to that of several model balanced portfolios, each consisting of a different fixed allocation of the S&P "500" and U.S. Treasury Notes having maturities of 2 years. The comparison reveals that the model balanced portfolio in which 60% was allocated to the S&P "500" (with the remaining 40% in 2-year U.S. Treasury Notes) was able to achieve 85.9% of the performance of the S&P "500," with only 63.0% of the volatility. Those model balanced portfolios in which 70% and 50% were allocated to the S&P "500" were able to achieve 89.7% and 81.9%, respectively, of the performance of the S&P "500," with only 72.0% and 54.3% of the volatility, respectively. While the underlying securities in the model balanced portfolios are not identical to the anticipated investments by AMT Balanced Investments and represent past performance, N&B Management believes that the results of its analysis show the potential benefits of a balanced investment approach. A chart setting forth the study appears as Appendix A to this Prospectus.


    In the equity securities portion of its investments, AMT Balanced Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Growth Investments, by focusing primarily on the securities of medium-capitalization companies that N&B Management believes have the maximum potential for long-term capital appreciation. However, the Series can invest in securities of companies from any capitalization level. See "Special Considerations of Small- and Mid-Cap Company Stocks" on page 24. This portion of the Series does not seek to invest in securities that pay dividends or interest, and any such income is incidental. In the debt securities portion of its investments, AMT Balanced Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Limited Maturity Bond Investments, by investing in a diversified portfolio of limited duration debt securities. While AMT Balanced Investments invests primarily in investment grade debt securities, it may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade or in comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. AMT Balanced Investments will invest in debt securities rated, at the time of investment, at least B by Moody's or S&P or comparable unrated securities. For more information on lower rated securities, see "Ratings of Debt Securities" on page 24, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.


-----------------------------------
            AMT Growth Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Growth Investments and its corresponding Portfolio is to seek capital appreciation without regard to income. The investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

    AMT Growth Investments currently intends to focus primarily on the securities of medium-capitalization companies believed by N&B Management to have the maximum potential for long-term capital appreciation. However, the Series can invest in the securities of companies from any capitalization level. Companies with equity market capitalizations from $300 million to $10 billion at the time of investment are considered medium-capitalization companies. The Trust and Managers Trust may revise this definition based on market conditions. The portfolio managers do not seek to invest in securities that pay dividends or interest, and any such income is incidental.

    The Series uses a growth-oriented investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than securities likely to be purchased by other Series. In selecting stocks, N&B Management considers, among other factors, a company's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuation and other investment criteria. The Series also diversifies its investments among companies and industries.
    The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.

    For more information, see "Special Considerations of Small- and Mid-Cap Company Stocks" on page 24.


-------------------------------------
            AMT Guardian Investments
--------------------------------------------------------------------------------

    The investment objective of AMT Guardian Investments and its corresponding Portfolio is to seek capital appreciation and, secondarily, current income. This investment objective is not fundamental.


    AMT Guardian Investments invests primarily in common stocks of long-established, high-quality companies. The Series uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid managements, and consistent earnings.


-------------------------------------------
            AMT International Investments
--------------------------------------------------------------------------------
    The investment objective of AMT International Investments and its corresponding Portfolio is to seek long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers. This investment objective is not fundamental. Foreign issuers are issuers organized and doing business principally outside the United States and include non-U.S. governments, their agencies, and instrumentalities.


    The Series will invest primarily in equity securities of medium to large capitalization companies traded on foreign exchanges. A company's capitalization is determined in relation to the principal market in which its securities are traded. The strategy of N&B Management is to select attractive investment opportunities outside the United States, allocating the Series' assets among investments in economically mature countries and emerging industrialized countries. The criteria for security selection focus on companies with leadership in specific markets or with niches in specific industries that appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. At least 65% of the Series' total assets normally will be invested in equity securities of foreign issuers. The Series may invest more heavily in certain countries than in others. From time to time, the Series may invest a significant part of its assets in Japan. See "Description of Investments" on page 40.

    The Series may also invest in foreign securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), International Depositary Receipts (IDRs) or other similar securities representing an interest in securities of foreign issuers, and may purchase foreign corporate and government debt securities.
    Because the Portfolio, through its corresponding Series, invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries.

    The risks of investing in foreign securities include, but are not limited to, possible adverse political and economic developments in a particular country, differences between foreign and U.S. regulatory systems, and foreign securities markets that are smaller and less well-regulated than those in the United States. There is often less information publicly available about foreign issuers, and many foreign countries do not follow the financial accounting standards used in the United States. Most of the securities held by the Series are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Some foreign currencies can be volatile and may be subject to governmental controls or intervention. The Series may use techniques such as options, futures, forward foreign currency exchange contracts ("forward contracts"), swaps, and short selling for hedging purposes and in an attempt to realize income. The Series may use leverage to facilitate transactions entered into by the Series for hedging purposes. The use of these strategies may entail special risks.


-------------------------------------------------------
            AMT Limited Maturity Bond Investments
--------------------------------------------------------------------------------

    The investment objective of AMT Limited Maturity Bond Investments and its corresponding Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and, secondarily, total return. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.


    AMT Limited Maturity Bond Investments seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends. The Series invests in a diversified portfolio consisting primarily of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's, S&P, or another nationally recognized statistical rating organization and comparable unrated securities. The dollar-weighted average duration of the Series will not exceed four years, although the Series may invest in individual securities of any duration. The Series' dollar-weighted average maturity may range up to five years. Securities in which the Series may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The Series may invest in fixed, variable or inflation-indexed debt securities.

    AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in fixed-income securities that are below investment grade, including comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. AMT Limited Maturity Bond Investments will invest in debt securities rated, at the time of purchase, at least B by Moody's or S&P or, if unrated by either of those entities, comparable unrated securities. AMT Limited Maturity Bond Investments may invest up to 5% of its net assets, measured at the time of investment, in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities. For more information on lower rated securities, see "Ratings of Debt Securities" on page 24, and "Fixed Income Securities" and Appendix A in the SAI.


------------------------------------------
            AMT Liquid Asset Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Liquid Asset Investments and its corresponding Portfolio is to provide the highest current income consistent with safety and liquidity. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.
    AMT Liquid Asset Investments invests in a portfolio of debt instruments with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. The Series uses the amortized cost method of valuation to enable the Portfolio to maintain a stable $1.00 share price, which means that while Portfolio shares earn income, they should be worth the same when the shareholder sells them as when the shareholder buys them. Of course, there is no guarantee that the Portfolio will be able to maintain a $1.00 share price.
    AMT Liquid Asset Investments invests in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. The Series may invest 25% or more of its total assets in U.S. Government and Agency securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. The Series may also invest in municipal obligations that otherwise meet its criteria for quality and maturity.

----------------------------------------------
            AMT Mid-Cap Growth Investments
--------------------------------------------------------------------------------

    The investment objective of AMT Mid-Cap Growth Investments and its corresponding Portfolio is to seek capital appreciation. This investment objective is not fundamental.


    AMT Mid-Cap Growth Investments invests in a diversified portfolio of common stocks believed by N&B Management to have the maximum potential for long-term above-average capital appreciation. Under normal conditions, the Series invests primarily in the common stocks of medium-capitalization companies. Companies with equity market capitalizations from $300 million to $10 billion at the time of investment are considered "medium-capitalization" companies. The Trust and Managers Trust may revise this definition based on market conditions. Although the Series will invest primarily in the common stocks of medium-capitalization companies, investments may be made in the securities of larger, widely traded companies as well as smaller, less well-known companies. At times, markets may favor the relative safety of larger-capitalization securities and the greater growth potential of smaller-capitalization securities over medium-capitalization securities. The Series does not seek to invest in securities that pay dividends or interest, and any such income is incidental. In selecting equity securities for AMT Mid-Cap Growth Investments, N&B Management will consider, among other factors, an issuer's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuations, and other investment criteria.


    Investments in smaller- and medium-sized companies may present greater opportunities for capital appreciation, but may involve greater risks and share price volatility than investments in securities of larger capitalization companies. See "Special Considerations of Small- and Mid-Cap Company Stocks" on page 24. The Series does not follow a policy of active trading for short-term profits. Accordingly, the Series may be more appropriate for investors with a longer-range perspective. The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with higher multiples to measures of economic value (such as earnings or cash flow) than securities likely to be purchased by other Series. The Series also diversifies its investments among companies and industries.


    Although equity securities are normally the Series' primary investment, up to 10% of the Series' net assets, measured at the time of investment, may be invested in corporate debt securities that are below investment grade, but rated at least C by Moody's or S&P, or comparable unrated securities. Securities that are below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" on page 24 and "Fixed Income Securities" and "Appendix A" in the SAI. Because the Series may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States, it may be subject to increased risks and expenses. See "Foreign Securities" on page 41 and the SAI. The Series may also invest in other instruments, and may hold a portion of its investment in cash or money market instruments. See "Description of Investments" on page 40.


-------------------------------------
            AMT Partners Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Partners Investments and its corresponding Portfolio is to seek capital growth. This investment objective is not fundamental.
    AMT Partners Investments invests principally in common stocks of medium to large capitalization established companies, using the value-oriented investment approach. The Series seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. N&B Management looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.
    N&B Management considers additional factors when selecting securities for the Series, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.

    Up to 15% of the Series' net assets, measured at the time of investment, may be invested in corporate debt securities that are below investment grade or in comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower rated securities, see "Ratings of Debt Securities" on page 24, "Fixed Income Securities" and Appendix A in the SAI.

--------------------------------------------------------------------------------
            Special Considerations of Small- and Mid-Cap Company Stocks
--------------------------------------------------------------------------------

    Investments in small- and mid-cap company stocks may present greater opportunities for capital appreciation than investments in stocks of large-capitalization companies. However, small- and mid-cap company stocks may have higher risk and volatility. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Small- and mid-cap company stocks generally are not as broadly traded as large-cap company stocks and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by a Series would be reflected in the corresponding Portfolio's net asset value. Small- and mid-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market.


-----------------------------------------------------
            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------
    Although none of the Series purchases securities with the intention of profiting from short-term trading, each Series may sell portfolio securities when N&B Management believes that such action is advisable.

    It is anticipated that the annual portfolio turnover rate of AMT Growth, Mid-Cap Growth and Partners Investments may exceed 100% in some fiscal years. See "Notes to Financial Highlights" for more information about the portfolio turnover rate of each Series.


    Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Series and indirectly by the corresponding Portfolio) and a possible increase in short-term capital gains (or losses). See "Dividends and Other Distributions" and "Tax Status" on page 33.


--------------------------
            Other Investments
--------------------------------------------------------------------------------
    For temporary defensive purposes, each Series (except AMT International Investments) may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Also, for temporary defensive purposes, AMT Balanced (fixed income portion only) and Limited Maturity Bond Investments may adopt shorter weighted average duration than normal, and AMT Liquid Asset Investments may adopt shorter weighted average maturity than normal.
    For temporary defensive purposes, AMT International Investments may invest up to 100% of its total assets in short-term foreign and U.S. investments such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities and repurchase agreements. The Series may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.
    To the extent that a Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

-------------------------------------
            Ratings of Debt Securities
--------------------------------------------------------------------------------
    HIGH QUALITY DEBT SECURITIES (ALL SERIES). High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as S&P, Moody's, Fitch Investors Services, Inc., or Duff & Phelps Credit Rating Co., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality. If a security has been rated by two or more NRSROs, at least two of them must have given the security a high quality rating in order for AMT Liquid Asset Investments to invest in that security.
    INVESTMENT GRADE DEBT SECURITIES (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed by N&B Management to be of comparable quality. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

    LOWER-RATED DEBT SECURITIES (AMT INTERNATIONAL, BALANCED, LIMITED MATURITY BOND, MID-CAP GROWTH AND PARTNERS INVESTMENTS). AMT International Investments may invest up to 5% of its net assets, measured at the time of investment, in debt securities that are below investment grade or comparable unrated securities. AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities that are below investment grade, but rated at least B by Moody's or S&P, or comparable unrated securities. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade, but at least B by Moody's or S&P, or comparable unrated securities. AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in debt securities that are below investment grade, or comparable unrated securities. AMT Mid-Cap Growth Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities that are below investment grade, but rated at least C by Moody's or S&P, or comparable unrated securities. For purposes of these limits, the definition of investment grade shall be as described above under "Investment Grade Debt Securities."

    Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominately speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. Changes in economic conditions, changes in interest rates, or developments regarding the entity issuing the security are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of N&B Management. It is uncertain how high-yield securities will perform in a market with rising or continually high interest rates. Additionally, lower-rated debt securities tend to be less liquid than other securities because the market for them may not be as broad or active; judgment may play a greater role in pricing such securities than it does for more liquid securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting that Series' holdings in them and by extensively analyzing the potential benefits of such as investment in relation to the associated risks.

    If the quality of securities held by any Series (other than AMT Liquid Asset Investments) deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets. AMT Liquid Asset Investments will dispose of such securities in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act").

    Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolios' and Series' annual reports.

    The following table shows the ratings of debt securities held by AMT Limited Maturity Bond Investments during the fiscal year ended December 31, 1997. The percentages in each category represent the average of dollar-weighted month-end holdings during the period. These percentages are historical only and are not necessarily representative of the ratings of current and future holdings.



                                                         MOODY'S                      S&P
                                                 (AS OF % OF INVESTMENTS)   (AS OF % OF INVESTMENTS)
                INVESTMENT GRADE                   RATING       AVERAGE       RATING       AVERAGE
----------------------------------------------------------------------------------------------------
Treasury/Agency*                                  TSY/AGY        12.80%      TSY/AGY        12.80%
Highest quality                                     Aaa          19.55%        AAA          19.71%
High quality                                        Aa            5.36%        AA            2.19%
Upper-Medium grade                                   A           21.10%         A           25.96%
Medium grade                                        Baa          23.12%        BBB          27.04%
LOWER QUALITY**
Moderately speculative                              Ba           11.55%        BB            6.17%
Speculative                                          B            6.12%         B            5.73%
Highly Speculative                                  Caa             --         CCC             --
Poor Quality                                        Ca              --         CC              --
Lowest quality, no interest                          C              --          C              --
In default, in arrears                              --              --          D              --
TOTAL                                                            99.60%+                    99.60%+


 * U.S. Government and Agency Securities are not rated by Moody's or S&P.
** Includes securities rated investment grade by other NRSROs.
 + Moody's and S&P did not rate every security purchased during this period.

-----------------
            Borrowings
--------------------------------------------------------------------------------
    ALL SERIES (EXCEPT AMT INTERNATIONAL INVESTMENTS). Each Series has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). None of these Series expects to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, none of these Series may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.
    AMT INTERNATIONAL INVESTMENTS. AMT International Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings).

    AMT International Investments may borrow money from banks to facilitate transactions entered into by the Series for hedging purposes, which is a form of leverage. This leverage may amplify the gains and losses on the Series' investments and changes in the net asset value of the Portfolio's shares and the gains and losses on the Series' investments. Leverage also creates interest expenses; if those expenses exceed the return on transactions that borrowings facilitate, the Series will be in a worse position than if it had not borrowed. The use of derivatives in connection with leverage may create the potential for significant losses. The Series may pledge assets in connection with permitted borrowings.

--------------
            Duration
--------------------------------------------------------------------------------
    Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity" in portfolio selection for AMT Limited Maturity Bond Investments, and for the debt securities portion of AMT Balanced Investments. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.
    Futures, options, and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Series' duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.
    There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.

PERFORMANCE INFORMATION


    LIQUID ASSET PORTFOLIO. From time to time, the Liquid Asset Portfolio's annualized "yield" and "effective yield" may be presented in advertisements and sales literature. The Portfolio's "yield" represents an annualization of the increase in value of an account (excluding any capital changes) invested in the Portfolio for a specific seven-day period. The Portfolio's "effective yield" compounds such yield for a year and thus is greater than the Portfolio's yield.

    OTHER PORTFOLIOS. Performance information for each of the other Portfolios may be presented from time to time in advertisements and sales literature. A Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. A Portfolio's total return is quoted for the one-year period and, where applicable, the five-year period and ten-year period and since inception through the most recent calendar quarter (or for the life of the Portfolio, if less than ten years) and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

    All performance information presented for the Portfolios is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and other expenses under such insurance policies and contracts. Further information regarding each Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.
    Advertisements concerning the Trust may from time to time compare the performance of one or more Portfolios to various indices. Advertisements may also contain the performance rankings assigned certain Portfolios or their advisers by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are managed investment vehicles investing, through their corresponding Series, in a wide variety of securities, the securities owned by such Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

PERFORMANCE OF A FUND COMPARABLE TO THE INTERNATIONAL PORTFOLIO AND AMT INTERNATIONAL INVESTMENTS. AMT International Investments and the International Portfolio (the "AMT International Funds") have investment objectives, policies, limitations and strategies substantially similar to those of, and the same portfolio manager as, another mutual fund managed by N&B
Management -- Neuberger&Berman International Fund (and its corresponding master series). The following table shows the average annual total returns of Neuberger&Berman International Fund for the 1- and 3-year period and since inception for the period ended December 31, 1997. The table also shows a comparison with the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE(R) Index"), an unmanaged index of non-U.S. equity market performance, which is pertinent to the Neuberger&Berman International Fund.

                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                            ENDED DECEMBER 31, 1997


                                                     1 YEAR           3 YEAR           SINCE INCEPTION
-------------------------------------------------------------------------------------------------------
Neuberger&Berman International Fund                 +11.21%          +14.06%          +11.54% (6/15/94)
EAFE Index                                          + 2.06%          + 6.59%          + 5.38%


    The figures for the Neuberger&Berman International Fund depicted above reflect that fund's expense ratio, and do not reflect any expenses or charges that apply to insurance company variable annuity or variable life insurance contracts. Although the objectives, polices, limitations and strategies of the AMT International Funds are substantially similar to that of Neuberger&Berman International Fund and its corresponding master series, the AMT International Funds are distinct mutual funds and may have different fees, expenses, investment returns, portfolio holdings, and risk/return characteristics than Neuberger&Berman International Fund and its corresponding series. Historical performance of substantially similar mutual funds is not indicative of future performance of the AMT International Funds.
    The information set forth above relies on data supplied by Neuberger&Berman or derived by Neuberger&Berman from statistical services, reports or other sources Neuberger&Berman believes to be reliable.

INFORMATION REGARDING ORGANIZATION,


CAPITALIZATION, AND OTHER MATTERS

---------------------
            The Portfolios
--------------------------------------------------------------------------------

    Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


    N&B Management serves as investment manager to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Portfolios and the Series, but are not part of the Trust or Managers Trust. These other funds are offered by means of separate prospectuses.


    DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

    CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

-----------------
            The Series
--------------------------------------------------------------------------------

    Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.


    PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

    Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

    The trustees of the Trust and Managers Trust believe that investment in a Series by other potential investors may enable the Series to realize economies of scale that could reduce operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

    Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

    CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE


    Each Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for each Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of a Series, the market value of the securities the Series holds plus cash and other assets; in the case of a Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). Each Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

    Each Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time, on each day the NYSE is open. AMT Liquid Asset Investments, in accordance with Rule 2a-7 under the 1940 Act, will use the amortized cost method of valuation to enable AMT Liquid Asset Investments to try to maintain a stable NAV of $1.00 per share. AMT Liquid Asset Investments values its securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium.

    AMT Balanced (debt securities portion) and Limited Maturity Bond Investments generally value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Series periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

    AMT Balanced (equity portion), Growth, Guardian, Mid-Cap Growth and Partners Investments value their equity securities (including options) listed on the NYSE, the American Stock Exchange, other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Series value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

    Equity securities held by AMT International Investments are valued at the last sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued, or if there are no sales, at the last available bid price on that day. Debt obligations held by AMT International Investments are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. AMT International Investments values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Managers Trust believe accurately reflects fair value. AMT International Investments' portfolio securities are traded primarily in foreign markets which may be open on days when the NYSE is closed. As a result, the NAV of the International Portfolio may be significantly affected on days when shareholders have no access to the Portfolio.

    If N&B Management believes that the price of a security obtained under a Series' valuation procedures (as described above) does not represent the amount that the Series reasonably expects to receive on a current sale of the security, the Series will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS


-----------------------------------------------
            Dividends and Other Distributions
--------------------------------------------------------------------------------
    Each Portfolio, except the Liquid Asset Portfolio, annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.
    The Liquid Asset Portfolio distributes to its shareholders substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses) and net realized capital gains. Income dividends are declared daily for the Portfolio at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in February.
    The Portfolios offer their shares solely to separate accounts of the Life Companies, except for the Balanced Portfolio which also offers its shares to Qualified Plans. All dividends and other distributions are distributed to the separate accounts (and, with respect to the Balanced Portfolio, also to the Qualified Plans) and will be automatically invested in Trust shares. Dividends and other distributions made by a Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

-----------------
            Tax Status
--------------------------------------------------------------------------------

    Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will not have to pay Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.


    The Trust and Managers Trust, except with respect to the Guardian and Mid-Cap Growth series, have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits). The Guardian and Mid-Cap Growth series have applied for such a ruling.

    The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS



    The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" on page 39.

    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
    The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.
    Each Series will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

    Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust, except with respect to the Guardian and Mid-Cap Growth series, have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test. The Guardian and Mid-Cap Growth series have applied for such a ruling.

MANAGEMENT AND ADMINISTRATION


-------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------

    The trustees of the Trust and Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.


--------------------------------------------------------------------------------
            Investment Manager, Administrator, Sub-Adviser and Distributor
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of each Series, as administrator of each Portfolio, and as distributor of the shares of each Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman acts as sub-adviser for the Series and other mutual funds managed by N&B Management. These funds had aggregate net assets of approximately $20.7 billion as of December 31, 1997.


    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


    Theodore P. Giuliano is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $9.3 billion of assets as of December 31, 1997.

    The following members of the Fixed Income Group, along with Mr. Giuliano, are primarily responsible for the day-to-day management of the listed Series:
    AMT Liquid Asset Investments -- Josephine P. Mahaney. Ms. Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1984, and a Vice President of N&B Management since November 1994, has been primarily responsible for AMT Liquid Asset Investments since January 1993.
    AMT Limited Maturity Bond Investments and AMT Balanced Investments (debt securities portion) -- Thomas G. Wolfe. Mr. Wolfe has been primarily responsible for AMT Limited Maturity Bond Investments and AMT Balanced Investments (debt securities portion) since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.

    The following is a list of the equity Series of Managers Trust, together with information about individuals who are primarily responsible for the day-to-day management of these Series:
    AMT Guardian Investments -- Kent C. Simons and Kevin L. Risen. Messrs. Simons and Risen are Vice Presidents of N&B Management and principals of Neuberger&Berman, and have had primary responsibility for AMT Guardian Investments since its inception in October 1997. Mr. Simons has been a portfolio manager for Neuberger&Berman since 1981. Mr. Risen has been a portfolio manager for Neuberger&Berman since 1996. He was a research analyst at Neuberger&Berman from 1992 to 1995.

    AMT Growth Investments, AMT Mid-Cap Growth Investments and AMT Balanced Investments (equity portion) -- Jennifer K. Silver and Brooke A. Cobb. Ms. Silver is Director of the Neuberger&Berman Growth Equity Group, and both she and Mr. Cobb are Vice Presidents of N&B Management. Ms. Silver is a principal of Neuberger&Berman. Both Ms. Silver and Mr. Cobb have had responsibility for AMT Growth Investments and AMT Balanced Investments (equity portion) since July 1997, and for AMT Mid-Cap Growth Investments since its inception in October 1997. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser. Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent investment adviser.


    AMT Partners Investments -- Michael M. Kassen and Robert I. Gendelman. Messrs. Kassen and Gendelman are Vice Presidents of N&B Management and principals of Neuberger&Berman and have had responsibility for AMT Partners Investments since March and October 1994, respectively. Mr. Kassen has been an employee of N&B Management since 1990. Mr. Gendleman was a portfolio manager for another mutual fund manager from 1992 to 1993.


    AMT International Investments -- Valerie Chang. Ms. Chang is Assistant Vice President of N&B Management, and has served in the investment banking division of Salomon Brothers and Morgan Stanley & Co., Inc. from 1993 until 1995 and as a senior securities analyst for TIAA/CREF from 1995 until December 1996.

    N&B Management serves as distributor in connection with the offering of each Portfolio's shares. In connection with the sale of each Portfolio's shares, each Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.
    Neuberger&Berman acts as the principal broker for all Series, except AMT International Investments, to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, each Series seeks to obtain the best price and execution of orders. For more information, see the SAI.
    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $120 million of their own money in Neuberger&Berman Funds.
    To mitigate the possibility that a Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.


    YEAR 2000. Like other financial and business organizations, the Portfolios and Series could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Portfolios' and Series' other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Series purchase. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios and Series.

---------------
            Expenses
--------------------------------------------------------------------------------
    N&B Management provides investment management services to each Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to each Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management may sub-contract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

------------------------------------------------
            Fees (as percentage of average daily net assets)
--------------------------------------------------------------------------------



                                         MANAGEMENT (SERIES)      ADMINISTRATION (PORTFOLIO)
--------------------------------------------------------------------------------------------
BALANCED; GROWTH; GUARDIAN;          0.55% of first $250 million          0.30%
MID-CAP GROWTH; PARTNERS             0.525% of next $250 million
                                     0.50% of next $250 million
                                     0.475% of next $250 million
                                     0.45% of next $500 million
                                     0.425% of over $1.5 billion
LIMITED MATURITY BOND; LIQUID ASSET  0.25% of first $500 million          0.40%
                                     0.225% of next $500 million
                                     0.20% of next $500 million
                                     0.175% of next $500 million
                                     0.15% of over $2 billion
INTERNATIONAL                        0.85% of first $250 million          0.30%
                                     0.825% of next $250 million
                                     0.80% of next $250 million
                                     0.775% of next $250 million
                                     0.75% of next $500 million
                                     0.725% of over $1.5 billion


    Each Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. Each Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolios and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolios, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series are allocated on the basis of the net assets of the respective Series.

----------------------------
            Expense Limitation
--------------------------------------------------------------------------------

    ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES (EXCEPT INTERNATIONAL PORTFOLIO AND ITS CORRESPONDING SERIES). N&B Management has voluntarily undertaken to limit the Portfolios' expenses by reimbursing each Portfolio for its Total Operating Expenses and its pro rata share of its corresponding Series' Total Operating Expenses, excluding the compensation of N&B Management (with respect to all Portfolios but the Guardian Portfolio, Mid-Cap Growth Portfolio and the Liquid Asset Portfolio), taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the appropriate Portfolio. The Guardian and Mid-Cap Growth Portfolios have each in turn agreed to repay through December 31, 1999, expenses borne by N&B Management so long as the Portfolio's annual operating expenses during that period do not exceed the expense limitation.


    INTERNATIONAL PORTFOLIO AND ITS CORRESPONDING SERIES. N&B Management has voluntarily undertaken until May 1, 1999 to limit the Portfolio's expenses by reimbursing the Portfolio for Total Operating Expenses and its pro rata share of its corresponding Series' Total Operating Expenses, including compensation to N&B Management, but excluding taxes, interest, extraordinary expenses and brokerage commissions, that exceed, in the aggregate, 1.70% per annum of the Portfolio's average daily net asset value. The Portfolio has in turn agreed to repay through December 31, 2000, expenses borne by N&B Management, so long as the Portfolio's annual operating expenses during that period do not exceed the expense limitation.

    The effect of any expense limitation by N&B Management is to reduce operating expenses of a Portfolio and its corresponding Series and thereby increase total return.

-------------------------------------------------
            Transfer and Dividend Paying Agent
--------------------------------------------------------------------------------

    State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolios and in so doing performs certain bookkeeping, data processing and administrative services. Qualified Plan participants investing in the Balanced Portfolio only should send all correspondence to State Street, care of Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All other correspondence should be sent to State Street, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolios' assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES


--------------------------------------------------------------
            Distribution and Redemption of Trust Shares
--------------------------------------------------------------------------------
    Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of the Balanced Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.
    The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
    Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

-------------------------
            Distribution Plan
--------------------------------------------------------------------------------
    The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.
    The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.
    Under the Distribution Plan, N&B Management is required to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of a Portfolio.

SERVICES



    N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS


    In addition to the securities referred to in "Investment Programs" herein, some or all of the Series, as indicated below, may make the following investments, among others, individually or in combination, although a Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolios are to qualify as regulated investment companies for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of any Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


    U.S. GOVERNMENT AND AGENCY SECURITIES (ALL SERIES). U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, (formerly Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.



    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES (ALL SERIES). Each Series may invest up to 15% (10% with respect to AMT Liquid Asset Investments) of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Series may be subject to legal restrictions which could be costly to the Series. Due to the absence of an active trading market, a Series may experience difficulty in valuing or disposing of illiquid securities.

    INFLATION-INDEXED SECURITIES (AMT LIMITED MATURITY BOND AND BALANCED INVESTMENTS). These Series may invest in U.S. Treasury securities and securities of other issuers whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Series holds the securities, the Series may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.



    EQUITY SECURITIES (ALL SERIES EXCEPT AMT LIMITED MATURITY BOND AND LIQUID ASSET INVESTMENTS). Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred Stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants. Equity securities' prices fluctuate based on changes in a corporation's financial condition and on changes in market or economic conditions, which may cause fluctuations in a Portfolio's NAV per share.



    FOREIGN SECURITIES (ALL SERIES). All Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. All Series, except AMT Liquid Asset Investments, may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, all Series except AMT Liquid Asset Investments may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

    AMT Balanced, Growth, Guardian and Partners Investments may each only invest up to 10% (20% with respect to AMT Mid-Cap Growth Investments) of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries. AMT Limited Maturity Bond Investments may invest up to 25% of the value of its total assets, measured at the time of investment, in foreign-currency denominated securities.
    All Series, except AMT Liquid Asset Investments, may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

    Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices, which may cause delays and expose a Series to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation, nationalization, or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.
    In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate between the U.S. dollar and a foreign currency will reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, a Series generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.
    JAPANESE INVESTMENTS (ALL SERIES EXCEPT AMT LIQUID ASSET
INVESTMENTS). These Series may invest in foreign securities, subject to the restrictions above, including securities of Japanese issuers. AMT International Investments may invest a significant portion of its assets in securities of Japanese issuers. The performance of AMT International Investments may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil, and is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

    FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). These Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers. AMT Balanced, International, Limited Maturity Bond, Mid-Cap Growth, and Partners Investments may invest in debt securities rated below investment grade and unrated securities.

    FOREIGN CURRENCY TRANSACTIONS (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). These Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. A Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. A Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a Series if the value of the hedged currency increased.
    AMT International Investments may also enter into forward contracts for non-hedging purposes when N&B Management anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Series. The Series may also engage in proxy-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if N&B Management believes that there is a pattern of correlation between the two currencies. Proxy-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the securities are denominated.
    If a Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect a Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

    PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). These Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. The 10% limitation does not apply to AMT International Investments. When a Series writes a covered call option against a security, the Series is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Series may realize on the security during the option period is the fixed price. The Series continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

    AMT Limited Maturity Bond and Balanced Investments also may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by entering into interest-rate futures contracts traded on futures exchanges and purchasing and writing options on futures contracts. AMT Limited Maturity Bond and Balanced Investments also may write covered call options and purchase put options on debt securities in their portfolios or on foreign currencies for hedging purposes or for the purpose of producing income. Each of these Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve transactional expense and certain risks including price volatility and a high degree of leverage. A Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.
    AMT International and Mid-Cap Growth Investments may purchase and write put and call options on foreign currencies to protect against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Series may also use options on foreign currencies to proxy-hedge. In addition, the Series may purchase call or put options on currencies for non-hedging purposes when N&B Management expects that a currency will appreciate or depreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not held in the Series. Options on foreign currencies may be traded on U.S. or foreign exchanges or over-the-counter. Options on foreign currencies which are traded in the over-the-counter market may be considered to be illiquid securities and subject to the restriction on illiquid securities.
    To realize greater income than would be realized on portfolio securities transactions alone, AMT International and Mid-Cap Growth Investments may purchase and write call and put options on any securities in which they may invest or options on any securities index based on securities in which the Series may invest. The Series will not write a call option on a security or currency unless it owns the underlying security or currency or has the right to obtain it at no additional cost.

    The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The Series pay brokerage commissions or spreads in connection with their options transactions, as well as for purchases and sales of underlying securities or currency. The writing of options could result in significant increases in the Series' turnover rates.

    AMT International and Mid-Cap Growth Investments may enter into futures contracts on currencies, debt securities, interest rates, and securities indices and may purchase and sell options on such contracts on both U.S. and foreign exchanges. The Series may engage in such transactions for hedging or non-hedging purposes. When the Series purchases or sells a futures contract it generally becomes obligated to accept or make delivery of the currencies or securities underlying the contract at a specified price at a specified future time. The obligations of the parties under a futures contract are often closed out before the delivery date.

    The primary risks in using put and call options, futures contracts, and options on futures contracts, and forward contracts or options on foreign currencies ("Financial Instruments") are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by a Series and the prices of the Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out a Financial Instrument when desired; (3) the fact that the use of Financial Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of a Series' securities; (4) the fact that, although use of Financial Instruments can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. When a Series uses Financial Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures, options and forward contracts are considered derivatives. Losses that may arise from certain futures transactions are potentially unlimited.


    FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (ALL SERIES EXCEPT AMT LIQUID ASSET AND GUARDIAN INVESTMENTS). In a when-issued or forward commitment transaction, a Series commits to purchase securities that will be issued at a future date (generally within two months) and pays for the securities when they are delivered. If the seller fails to complete the sale, a Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase, which may magnify fluctuation in the Series' and the Portfolios' NAV.


    INDEXED SECURITIES (AMT INTERNATIONAL, LIMITED MATURITY BOND AND BALANCED INVESTMENTS). These Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short- to intermediate-term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

    REPURCHASE AGREEMENTS/SECURITIES LOANS (ALL SERIES). Each Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, a Series buys a security from a Federal Reserve member bank (or with respect to AMT International Investments, from a foreign bank or U.S. branch or agency of a foreign bank), or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). Each Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.
    REVERSE REPURCHASE AGREEMENTS (ALL SERIES) AND DOLLAR ROLLS (AMT LIMITED MATURITY BOND AND BALANCED INVESTMENTS). Each Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. In a dollar roll, a Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in a Series' and its corresponding Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counter-parties to reverse repurchase agreements and dollar rolls.

    CONVERTIBLE SECURITIES (AMT INTERNATIONAL, GROWTH, GUARDIAN, MID-CAP GROWTH, PARTNERS AND BALANCED INVESTMENTS). These Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.


    MORTGAGE-BACKED SECURITIES (AMT LIQUID ASSET, LIMITED MATURITY BOND AND BALANCED INVESTMENTS). Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government Agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, Fannie Mae and Freddie Mac certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


    ASSET-BACKED SECURITIES (AMT LIQUID ASSET, LIMITED MATURITY BOND AND BALANCED INVESTMENTS). Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS(SM) ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

    AMT Limited Maturity Bond and Balanced Investments may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Income payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Series.

    CALLABLE BONDS (AMT BALANCED, LIMITED MATURITY BOND AND LIQUID ASSET INVESTMENTS). Many bonds give the issuer the right to repay them early. If the issuer of a callable bond exercises this right during a period of falling interest rates, the Series may not be able to invest the proceeds at a comparably high rate of return.


    OTHER INVESTMENT COMPANIES (AMT INTERNATIONAL INVESTMENTS). AMT International Investments may invest up to 10% of its total assets, measured at the time of investment, in the shares of other investment companies. Such investment may be the most practical or only manner in which the Series can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Series is ready to make an investment. As a shareholder in an investment company, the Series would bear its pro rata share of that investment company's expenses. Investment in investment companies may involve the payment of substantial premiums above the value of such issuers' portfolio securities. The Series does not intend to invest in such funds unless, in the judgment of the investment adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge.


    OTHER INVESTMENTS (AMT BALANCED, GROWTH, GUARDIAN, MID-CAP GROWTH AND PARTNERS INVESTMENTS). Although each of these Series ordinarily invests primarily in common stocks, except AMT Balanced Investments (debt securities portion), when market conditions warrant each may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Series' fixed income investments is likely to rise.

    SHORT SELLING (ALL SERIES EXCEPT LIQUID ASSET INVESTMENTS). All Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

    In addition, AMT Growth and International Investments may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which N&B Management believes possess volatility characteristics similar to those being hedged and may use short sales in an attempt to realize gain. To effect a short sale, a Series will borrow a security from a brokerage firm to make delivery to the buyer. A Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, a Series is required to pay to the lender any dividends and may be required to pay a premium or interest. A Series will realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. A Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Series may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.


    VARIABLE AND FLOATING RATE SECURITIES (AMT BALANCED, LIMITED MATURITY BOND AND LIQUID ASSET INVESTMENTS). Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits a Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. A Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, AMT Liquid Asset Investments calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. Among the variable and floating rate securities in which the Series may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Series to recover its assets may depend on the treatment of GICs under state insurance law. GICs are generally regarded as illiquid.

    ZERO COUPON SECURITIES, STEP COUPON AND PAY-IN-KIND SECURITIES (ALL
SERIES). Each Series may invest in zero coupon securities. AMT Limited Maturity Bond and Balanced Investments may also invest in step coupon securities. These securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, a Series accrues a portion of the difference between these securities' purchase price and their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because each Series is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including non-cash income attributable to zero coupon and pay-in-kind securities, a Series may have to dispose of securities to obtain cash for such distributions.

    MUNICIPAL OBLIGATIONS (AMT BALANCED, LIMITED MATURITY BOND AND LIQUID ASSET INVESTMENTS). Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION

    Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in this Prospectus or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                            APPENDIX A TO PROSPECTUS
                      TOTAL RETURN ANALYSIS USING CONSTANT
                        ASSET ALLOCATION S&P "500"/2 YR.
                              U.S. TREASURY NOTES
                                  1960 - 1997


      FIXED ASSET ALLOCATION                    COMPARISON TO 100%
  S&P "500"/2 YR. TREASURY NOTES               S&P "500" ALLOCATION
---------------------------------------------------------------------
100/0 (100% S&P "500")
  Return                     11.63%                   100.0%
  Volatility                 15.7 %                   100.0%
70/30
  Return                     10.43                     89.68
  Volatility                 11.3                      72.0
60/40
  Return                     9.99                      85.90
  Volatility                 9.9                       63.0
50/50
  Return                     9.53                      81.94
  Volatility                 8.6                       54.3
0/100
  Return                     6.94                      59.67
  Volatility                 4.1                       26.0

                               BALANCED PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                   PROSPECTUS
                                  MAY 1, 1998

                                                                    NBAMT0140598

            Neuberger&Berman
ADVISERS MANAGEMENT TRUST

---------------------------
            Balanced Portfolio
--------------------------------------------------------------------------------

    Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of eight separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).

    Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of the Balanced Portfolio are also offered directly to qualified pension and retirement plans ("Qualified Plans").
--------------------------------------------------------------------------------
    THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE BALANCED PORTFOLIO ONLY.
--------------------------------------------------------------------------------
    EACH PORTFOLIO INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING SERIES (EACH A "SERIES") OF ADVISERS MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AMT BALANCED INVESTMENTS, THE BALANCED PORTFOLIO'S CORRESPONDING SERIES, IS MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED(R) ("N&B MANAGEMENT"). AMT BALANCED INVESTMENTS INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE BALANCED PORTFOLIO. THE INVESTMENT PERFORMANCE OF THE BALANCED PORTFOLIO DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF AMT BALANCED INVESTMENTS. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS STRUCTURE THAT YOU SHOULD CONSIDER, SEE "INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 14.

    Please read this Prospectus before investing in the Balanced Portfolio and keep it for future reference. It contains information about the Balanced Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

    The SEC maintains an internet site at http://www.sec.gov that contains this Prospectus, the SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

                        DATE OF PROSPECTUS: MAY 1, 1998

TABLE OF CONTENTS


    SUMMARY                                 3
The Portfolios and Series                   3
Risk Factors                                3
Management                                  4
The Neuberger&Berman Investment Approach    4
    FINANCIAL HIGHLIGHTS                    5
Selected Per Share Data and Ratios          5
    INVESTMENT PROGRAM                      8
AMT Balanced Investments                    8
Special Considerations of Small- and
  Mid-Cap Company Stocks                    9
Short-Term Trading; Portfolio Turnover     10
Other Investments                          10
Ratings of Debt Securities                 10
Borrowings                                 11
Duration                                   11
    PERFORMANCE INFORMATION                13

    INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS      14
The Portfolios                             14
The Series                                 14
    SHARE PRICES AND NET ASSET VALUE       16

    DIVIDENDS, OTHER DISTRIBUTIONS AND
    TAX STATUS                             17
Dividends and Other Distributions          17
Tax Status                                 17
    SPECIAL CONSIDERATIONS                 18
    MANAGEMENT AND ADMINISTRATION          19
Trustees and Officers                      19
Investment Manager, Administrator,
 Sub-Adviser and Distributor               19
Expenses                                   20
Expense Limitation                         21
Transfer and Dividend Paying Agent         21
    DISTRIBUTION AND REDEMPTION OF TRUST
    SHARES                                 22
Distribution and Redemption of Trust
 Shares                                    22
Distribution Plan                          22
    SERVICES                               23
    DESCRIPTION OF INVESTMENTS             23
    USE OF JOINT PROSPECTUS AND
    STATEMENT OF ADDITIONAL INFORMATION    30
    APPENDIX A TO PROSPECTUS               31


                                       -

SUMMARY

------------------------------------
            The Portfolios and Series
--------------------------------------------------------------------------------

    Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. This is sometimes called a master/feeder fund structure, because each Portfolio "feeds" shareholders' investments into its corresponding Series, a "master" fund. The trustees of the Trust believe that this structure may benefit shareholders. Although the Trust is currently the only investor in each Series, investment in a Series by investors in addition to the Trust may enable the Series to achieve economies of scale that could reduce expenses. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 14. For more details about AMT Balanced Investments, its investments and their risks, see "Investment Program" on page 8, "Ratings of Debt Securities" on page 10, "Borrowings" on page 11, and "Description of Investments" on page 23.

    A summary of important features of the Balanced Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page 8, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.

      NEUBERGER&BERMAN                     INVESTMENT                          PRINCIPAL SERIES
 ADVISERS MANAGEMENT TRUST                  OBJECTIVE                             INVESTMENTS
----------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO            Long-term capital growth and           Equity securities of small,
                              reasonable current income              medium and large
                              without undue risk to principal        capitalization companies
                                                                     and short- to intermediate-term debt
                                                                     securities, primarily investment
                                                                     grade
-                             -

-------------------
            Risk Factors
--------------------------------------------------------------------------------

    An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Balanced Investments, in equity securities, foreign securities, options and futures contracts, zero coupon bonds, pay-in-kind bonds and debt securities rated below investment grade. AMT Balanced Investments may invest in fixed income securities, the value of which, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. The value of debt securities is also affected by the creditworthiness of the issuer.


    AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality ("comparable unrated securities"). Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" on page 10 and "Fixed Income Securities" in the SAI.

-------------------
            Management
--------------------------------------------------------------------------------
    N&B Management, with the assistance of Neuberger&Berman, LLC
("Neuberger&Berman") as sub-adviser, selects investments for AMT Balanced Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" on page 19.

--------------------------------------------------------------
            The Neuberger&Berman Investment Approach
--------------------------------------------------------------------------------

    AMT Balanced Investments (equity portion) is managed using a growth-oriented investment approach. This approach seeks stocks of companies that N&B Management projects will grow at above-average rates and faster than others expect. While a growth portfolio manager may be willing to pay a higher multiple of earnings per share than a value manager, the multiple tends to be reasonable relative to the manager's expectation of the company's earnings growth rate.

FINANCIAL HIGHLIGHTS

--------------------------------------------------
            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

    The financial information in the following table for the Balanced Portfolio as of December 31, 1997 has been audited by its independent auditors. You may obtain further information about AMT Balanced Investments and the performance of the Balanced Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free a copy of the annual report. Also, see "Performance Information" on page 13.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

---------------------------
            Balanced Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)


                                                                                                                 Period from
                                                                                                            February 28, 1989(3)
                                                       Year Ended December 31,                                 to December 31,
                            1997(2)   1996(2)     1995(2)     1994     1993     1992     1991      1990             1989
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
  of Year                    $15.92     $17.52      $14.51   $15.62   $14.90   $14.16    $11.72    $11.64                  $10.00


                            ---------------------------------------------------------------------------------------
Income From Investment
  Operations
  Net Investment Income         .36        .34         .32      .30      .34      .40       .47       .49              .30
  Net Gains or Losses on
    Securities (both
    realized and
    unrealized)                2.59        .75        3.06     (.80)     .61      .72      2.16      (.27)(4)           1.34


                            ---------------------------------------------------------------------------------------
      Total From
        Investment
        Operations             2.95       1.09        3.38     (.50)     .95     1.12      2.63       .22             1.64


                            ---------------------------------------------------------------------------------------
Less Distributions
  Dividends (from net
    investment income)         (.30)      (.41)       (.28)    (.23)    (.20)    (.19)     (.19)     (.07)              --
  Distributions (from net
    capital gains)             (.77)     (2.28)       (.09)    (.38)    (.03)    (.19)       --      (.07)              --


                            ---------------------------------------------------------------------------------------
      Total Distributions     (1.07)     (2.69)       (.37)    (.61)    (.23)    (.38)     (.19)     (.14)              --


                            ---------------------------------------------------------------------------------------
Net Asset Value, End of
  Year                       $17.80     $15.92      $17.52   $14.51   $15.62   $14.90    $14.16    $11.72                  $11.64


                            -----------------------------------------------------------------------------
Total Return(9)              +19.45%     +6.89%     +23.76%   -3.36%   +6.45%   +8.06%   +22.68%    +1.95%          +16.40%(5)


                            ---------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year
    (in millions)            $161.9     $173.2      $144.4   $179.3   $161.1    $87.1     $28.3      $6.9                    $0.6


                            ---------------------------------------------------------------------------------------
  Ratio of Gross Expenses
    to Average Net
    Assets(7)                  1.04%      1.09%        .99%      --       --       --        --        --               --
  Ratio of Net Expenses to
    Average Net Assets(10)     1.04%      1.09%        .99%     .91%     .90%     .95%     1.10%     1.35%            1.70%(6)


                            ---------------------------------------------------------------------------------------
  Ratio of Net Investment
    Income to Average Net
    Assets(10)                 2.07%      1.84%       1.99%    1.91%    1.96%    2.33%     3.00%     4.00%            3.28%(6)


                            ---------------------------------------------------------------------------------------
  Portfolio Turnover
    Rate(8)                      --         --          21%      55%     114%      82%       69%       77%              58%


                            ---------------------------------------------------------------------------------------


  NOTES:
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3)February 28, 1989 is the date shares of the Balanced Portfolio were first sold to the separate accounts pursuant to the public offering of Trust shares.

 4)The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for the Portfolio.
 5)Not annualized.
 6)Annualized.

 7)For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


 8)The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate or paid any brokerage commissions. Portfolio turnover rates for AMT Balanced Investments for the period from May 1, 1995 to December 31, 1995 and the years ended December 31, 1996 and 1997 were 55%, 87% and 103%, respectively. The average commission rates paid for the period from May 1, 1995 to December 31, 1995 and for the years ended December 31, 1996 and 1997 were $0.0451, $0.0572 and $0.0388, respectively.

 9)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown. Qualified Plans that are direct shareholders of the Portfolio are not affected by insurance charges and related expenses.

10)Since the commencement of operations, N&B Management voluntarily assumed certain operating expenses of the Portfolio as described in this Prospectus under "Expense Limitation." Had N&B Management not undertaken such action, the annualized ratios of net expenses and net investment income to average daily net assets would have been 2.78% and 2.20%, respectively, for the period net from February 28, 1989 to December 31, 1989. There was no reduction of expenses for the years ended December 31, 1990, through and including 1997.

INVESTMENT PROGRAM

    The investment policies and limitations of the Balanced Portfolio and its corresponding Series, AMT Balanced Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Balanced Investments invests. For an explanation of some types of investments, see "Description of Investments" on page 23.
    Investment policies and limitations of the Balanced Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.
    Additional investment techniques, features, and limitations concerning AMT Balanced Investments' investment program are described in the SAI.

--------------------------------------
            AMT Balanced Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Balanced Investments and its corresponding Portfolio is long-term capital growth and reasonable current income without undue risk to principal. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

    N&B Management anticipates that the Series' investments will normally be managed so that approximately 60% of the Series' total assets will be invested in common and preferred stocks and the remaining assets will be invested in debt securities, primarily investment grade. However, depending on N&B Management's views regarding current market trends, the common stock portion of the Series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Series' assets will be invested in fixed income securities.


    N&B Management has analyzed the total return performance and volatility over the last 38 years of the Standard & Poor's "500" Composite Stock Price Index ("S&P 500"), an unmanaged average widely considered as representative of general stock market performance. It has compared the performance and volatility of the S&P "500" to that of several model balanced portfolios, each consisting of a different fixed allocation of the S&P "500" and U.S. Treasury Notes having maturities of 2 years. The comparison reveals that the model balanced portfolio in which 60% was allocated to the S&P "500" (with the remaining 40% in 2 year U.S. Treasury Notes) was able to achieve 85.9% of the performance of the S&P "500," with only 63.0% of the volatility. Those model balanced portfolios in which 70% and 50% were allocated to the S&P "500" were able to achieve 89.7% and 81.9%, respectively, of the performance of the S&P "500," with only 72.0% and 54.3% of the volatility, respectively. While the underlying securities in the model balanced portfolios are not identical to the anticipated investments by AMT Balanced Investments and represent past performance, N&B Management believes that the results of its analysis show the potential benefits of a balanced investment approach. A chart setting forth the study appears as Appendix A to this Prospectus.


    In the equity securities portion of its investments, AMT Balanced Investments currently intends to focus primarily on the securities of medium-capitalization companies believed by N&B Management to have the maximum potential for long-term capital appreciation. However, the Series may invest in the securities of companies from any capitalization level. Companies with equity market capitalizations from $300 million to $10 billion at the time of investment are considered medium-capitalization companies. The Trust and Managers Trust may revise this definition based on market conditions. See "Special Considerations of Small- and Mid-Cap

Company Stocks" on page 9. This portion of the Series does not seek to invest in securities that pay dividends or interest, and any such income is incidental.


    The equity securities portion of the Series uses a growth-oriented investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than securities likely to be purchased by other Series. In selecting stocks, N&B Management considers, among other factors, a company's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuation and other investment criteria. The Series also diversifies its investments among companies and industries.
    The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.
    The debt securities portion of the Portfolio is managed with an objective to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends. The debt securities portion of the Series is invested in a diversified portfolio consisting primarily of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporation, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's), Standard & Poor's Rating Group ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. The dollar-weighted average duration of the debt securities portion of the Series will not exceed four years, although the Series may invest in individual securities of any duration. The Series' dollar-weighted average maturity may range up to five years. Securities in which the Series may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The Series may invest in fixed, variable or inflation-indexed debt securities.

    The Series may invest up to 10% of the debt securities portion of its investment, measured at the time of investment, in fixed-income securities that are below investment grade, including comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. The Series will invest in debt securities, rated at the time of purchase, at least B by Moody's or S&P or, if unrated by either of those entities, comparable unrated securities. The Series may invest up to 5% of its net assets, measured at the time of investment, in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities. For more information on lower rated securities, see "Ratings of Debt Securities" on page 10 and "Fixed Income Securities" and Appendix A in the SAI.


--------------------------------------------------------------------------------
            Special Considerations of Small- and Mid-Cap Company Stocks
--------------------------------------------------------------------------------

    Investments in small- and mid-cap company stocks may present greater opportunities for capital appreciation than investments in stocks of large-capitalization companies. However, small- and mid-cap company stocks may have higher risk and volatility. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Small- and mid-cap company stocks generally are not as broadly traded as large-cap company stocks and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by the Series would be reflected in the Portfolio's net asset value. Small- and mid-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market.

-----------------------------------------------------
            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------

    While AMT Balanced Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when N&B Management believes that such action is advisable. See "Notes to Financial Highlights" for more information about the portfolio turnover rates for the Balanced Portfolio and AMT Balanced Investments.


--------------------------
            Other Investments
--------------------------------------------------------------------------------
    For temporary defensive purposes, AMT Balanced Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Also, for temporary defensive purposes, the Series may adopt shorter weighted average duration than normal.
    To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

-------------------------------------
            Ratings of Debt Securities
--------------------------------------------------------------------------------

    HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's, Fitch Investors Services, Inc., or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.


    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed by N&B Management to be of comparable quality. Securities rated by Moody's in its fourth highest category
(Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.


    LOWER-RATED DEBT SECURITIES. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade, but rated at least B by Moody's or S&P, or comparable unrated securities. For purposes of these limits, the definition of investment grade shall be as described above under "Investment Grade Debt Securities."

    Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominately speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy.
    Changes in economic conditions, changes in interest rates, or developments regarding the entity issuing the security are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of N&B Management. It is uncertain how high-yield securities will perform in a market with rising or continually high interest rates. Additionally, lower-rated debt securities tend to be less liquid than other securities because the market for them may not be as broad or active; judgment may play a greater role in pricing such securities than it does for more liquid securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting the Series' holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associated risks.

    If the quality of securities held by AMT Balanced Investments deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.

    Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

-----------------
            Borrowings
--------------------------------------------------------------------------------
    AMT Balanced Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Series may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.

--------------
            Duration
--------------------------------------------------------------------------------
    Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity" in portfolio selection for the debt securities portion of AMT Balanced Investments. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.
    Futures, options, and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Series' duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.
    There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.

PERFORMANCE INFORMATION


    Performance information for the Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30 day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period, the five-year period and ten-year period and since inception through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

    All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance related charges and other expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.
    Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

INFORMATION REGARDING ORGANIZATION,

CAPITALIZATION, AND OTHER MATTERS

---------------------
            The Portfolios
--------------------------------------------------------------------------------
    Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

    N&B Management serves as investment manager to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Portfolios and the Series, but are not part of the Trust or Managers Trust. These other funds are offered by means of separate prospectuses.


    DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

    CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

-----------------
            The Series
--------------------------------------------------------------------------------

    Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.


    PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

    Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.
    The trustees of the Trust and Managers Trust believe that investment in a Series by other potential investors may enable the Series to realize economies of scale that could reduce operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
    Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

    CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE

    The Balanced Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

    The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time on each day the NYSE is open.


    The Series generally values its debt securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Series periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.


    The Series values its equity securities (including options) listed on the NYSE, the American Stock Exchange, other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Series values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

    If N&B Management believes that the price of a security obtained under the Series' valuation procedures (as described above) does not represent the amount that the Series reasonably expects to receive on a current sale of the security, the Series will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

-----------------------------------------------
            Dividends and Other Distributions
--------------------------------------------------------------------------------
    The Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.
    The Portfolio offers its shares solely to separate accounts of the Life Companies and to Qualified Plans. All dividends and other distributions are distributed to the separate accounts and to the Qualified Plans and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

-----------------
            Tax Status
--------------------------------------------------------------------------------

    The Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will not have to pay Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. The Portfolio intends to distribute all of its net income and gains to its shareholders each year.

    The Trust and Managers Trust have received a ruling from the Internal Revenue Service that the Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that the Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that the Series will not be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

    The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS

    The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" on page 22.
    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
    The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.
    AMT Balanced Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.
    Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.

MANAGEMENT AND ADMINISTRATION

-------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------
    The trustees of the Trust and Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

--------------------------------------------------------------------------------
            Investment Manager, Administrator, Sub-Adviser and Distributor
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman acts as sub-adviser for the Series and other mutual funds managed by N&B Management. These funds had aggregate net assets of approximately $20.7 billion as of December 31, 1997.


    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

    Theodore P. Giuliano is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $9.3 billion of assets as of December 31, 1997.
    Thomas G. Wolfe and Mr. Giuliano are primarily responsible for the day-to-day management of the debt securities portion of AMT Balanced Investments. Mr. Wolfe has been primarily responsible for AMT Balanced Investments (debt securities portion) since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.
    Jennifer K. Silver and Brooke A. Cobb are primarily responsible for the day-to-day management of the equity security portion of AMT Balanced Investments. Ms. Silver is Director of the Neuberger&Berman Growth Equity Group, and both she and Mr. Cobb are Vice Presidents of N&B Management. Ms. Silver is a principal of Neuberger&Berman. Both Ms. Silver and Mr. Cobb have had responsibility for AMT Balanced Investments (equity portion) since July 1997. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser. Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent investment adviser.

    N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.
    Neuberger&Berman acts as the principal broker for all Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.
    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $120 million of their own money in Neuberger&Berman Funds.
    To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

    YEAR 2000. Like other financial and business organizations, the Portfolios and Series could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Portfolios' and Series' other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Series purchase. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios and Series.


---------------
            Expenses
--------------------------------------------------------------------------------
    N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management may sub-contract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

------------------------------------------------
            Fees (as percentage of average daily net assets)
--------------------------------------------------------------------------------


                                         MANAGEMENT (SERIES)      ADMINISTRATION (PORTFOLIO)
--------------------------------------------------------------------------------------------
BALANCED                             0.55% of first $250 million          0.30%
                                     0.525% of next $250 million
                                     0.50% of next $250 million
                                     0.475% of next $250 million
                                     0.45% of next $500 million
                                     0.425% of over $1.5 billion

    The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

---------------------------
            Expense Limitation
--------------------------------------------------------------------------------
    N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, excluding the compensation of N&B Management, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.
    The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

-------------------------------------------------
            Transfer and Dividend Paying Agent
--------------------------------------------------------------------------------

    State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

-------------------------------------------------------------
            Distribution and Redemption of Trust Shares
--------------------------------------------------------------------------------
    Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of the Portfolio are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.
    The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
    Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

------------------------
            Distribution Plan
--------------------------------------------------------------------------------
    The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.
    The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.
    Under the Distribution Plan, N&B Management is required to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES


    N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts, including support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.
DESCRIPTION OF INVESTMENTS



    In addition to the securities referred to in "Investment Program" herein, AMT Balanced Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


    U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, (formerly Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae") Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.


    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Series may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under Section 4(2) of the Securities Act of 1933, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Series may be subject to legal restrictions which could be costly to the Series. Due to the absence of an active trading market, a Series may experience difficulty in valuing or disposing of illiquid securities.

    INFLATION-INDEXED SECURITIES. The Series may invest in U.S. Treasury securities and securities of other issuers whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period the Series holds the securities, the Series may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.


    EQUITY SECURITIES. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Equity securities' prices fluctuate based on changes in a corporation's financial condition and on changes in markets or economic conditions, which may cause fluctuations in the Portfolio's NAV per share.

    FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.
    The Series may only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.
    The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.
    Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices which may cause delays and expose the Series to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation, nationalization, or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplo-matic developments; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.
    In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate between the U.S. dollar and a foreign currency will reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.
    JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil and is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

    FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers. The Series may invest in debt securities rated below investment grade and unrated securities.

    FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.
    If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

    PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. When the Series writes a covered call option against a security, the Series is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Series may realize on the security during the option period is the fixed price. The Series continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

    The Series also may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by entering into interest-rate futures contracts traded on futures exchanges and purchasing and writing options on futures contracts. The Series also may write covered call options and purchase put options on debt securities in its portfolios or on foreign currencies for hedging purposes or for the purpose of producing income. The Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve transactional expense and certain risks, including price volatility and a high degree of leverage. The Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.
    The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The writing of options could result in significant increases in the Series' turnover rate.

    The primary risks in using put and call options, futures contracts, and options on futures contracts, and forward contracts or options on foreign currencies ("Financial Instruments") are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out an Instrument when desired; (3) the fact that the use of Financial Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities; (4) the fact that, although use of Financial Instruments can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these Financial Instruments. When the Series uses Financial Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures, options and forward contracts are considered derivatives. Losses that may arise from certain futures transactions are potentially unlimited.


    FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities that will be issued at a future date (generally within two months) and pays for the securities when they are delivered. If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase, which may magnify fluctuation in the Series' and the Portfolio's NAV.


    INDEXED SECURITIES. The Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short- to intermediate-term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.



    REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.

        REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. In a dollar roll, the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and its corresponding Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counter-parties to reverse repurchase agreements and dollar rolls.
    CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.
    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government Agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, Fannie Mae and Freddie Mac certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

    ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS(SM) ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

    The Series may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Income payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Series.

    CALLABLE BONDS. Many bonds give the issuer the right to repay them early. If the issuer of a callable bond exercises this right during a period of falling interest rates, the Series may not be able to invest the proceeds at a comparably high rate of return.

    OTHER INVESTMENTS. Although the Series ordinarily invests a substantial portion of its assets in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Series' fixed income investments is likely to rise.

    SHORT SELLING. The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

    VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits the Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. Among the variable and floating rate securities in which the Series may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Series to recover its assets may depend on the treatment of GICs under state insurance law. GICs are generally regarded as illiquid.

    ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES. The Series may invest in zero coupon securities and step coupon securities. These securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between these securities' purchase price and their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because the Series is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including non-cash income attributable to zero coupon and pay-in-kind securities, the Series may have to dispose of securities to obtain cash for such distributions.

    MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

    Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                            APPENDIX A TO PROSPECTUS
                      TOTAL RETURN ANALYSIS USING CONSTANT
                        ASSET ALLOCATION S&P "500"/2 YR.
                              U.S. TREASURY NOTES
                                  1960 - 1997


      FIXED ASSET ALLOCATION                    COMPARISON TO 100%
  S&P "500"/2 YR. TREASURY NOTES               S&P "500" ALLOCATION
---------------------------------------------------------------------
100/0 (100% S&P "500")
  Return                     11.63%                   100.0%
  Volatility                 15.7 %                   100.0%
70/30
  Return                     10.43                     89.68
  Volatility                 11.3                      72.8
60/40
  Return                     9.99                      85.90
  Volatility                 9.9                       63.0
50/50
  Return                     9.53                      81.94
  Volatility                 8.6                       54.3
0/100
  Return                     6.94                      59.67
  Volatility                 4.1                       26.0

                               BALANCED PORTFOLIO
                             (FOR QUALIFIED PLANS)
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                   PROSPECTUS
                                  MAY 1, 1998


                                                                    NBAMT0170598

            Neuberger&Berman
ADVISERS MANAGEMENT TRUST

------------------------------
            Balanced Portfolio
--------------------------------------------------------------------------------

    Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of eight separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).

    Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of the Balanced Portfolio are also offered directly to qualified pension and retirement plans ("Qualified Plans").

    THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE BALANCED PORTFOLIO ONLY. THIS PROSPECTUS IS USED IN CONJUNCTION WITH THE SALE OF SHARES OF THE BALANCED PORTFOLIO TO QUALIFIED PLANS.

--------------------------------------------------------------------------------

    EACH PORTFOLIO INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING SERIES (EACH A "SERIES") OF ADVISERS MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AMT BALANCED INVESTMENTS, THE BALANCED PORTFOLIO'S CORRESPONDING SERIES, IS MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT"). AMT BALANCED INVESTMENTS INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE BALANCED PORTFOLIO. THE INVESTMENT PERFORMANCE OF THE BALANCED PORTFOLIO DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF AMT BALANCED INVESTMENTS. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS STRUCTURE THAT YOU SHOULD CONSIDER, SEE "INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 15.


    Please read this Prospectus before investing in the Balanced Portfolio and keep it for future reference. It contains information about the Balanced Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

    The SEC maintains an internet site at http://www.sec.gov that contains this Prospectus, the SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.
    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        DATE OF PROSPECTUS: MAY 1, 1998

TABLE OF CONTENTS


    SUMMARY                                 3
The Portfolios and Series                   3
Risk Factors                                3
Management                                  4
The Neuberger&Berman Investment Approach    4
    EXPENSE INFORMATION                     5
Shareholder Transaction Expenses            5
    FINANCIAL HIGHLIGHTS                    7
Selected Per Share Data and Ratios          7
    INVESTMENT PROGRAM                     10
AMT Balanced Investments                   10
Special Considerations of Small- and
  Mid-Cap Company Stocks                   11
Short-Term Trading; Portfolio Turnover     12
Other Investments                          12
Ratings of Debt Securities                 12
Borrowings                                 13
Duration                                   13
    PERFORMANCE INFORMATION                14
    INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS      15
The Portfolios                             15
The Series                                 15
    SHARE PRICES AND NET ASSET VALUE       17

    DIVIDENDS, OTHER DISTRIBUTIONS AND
    TAX STATUS                             18
Dividends and Other Distributions          18
Tax Status                                 18
    SPECIAL CONSIDERATIONS                 19
    MANAGEMENT AND ADMINISTRATION          20
Trustees and Officers                      20
Investment Manager, Administrator,
  Sub-Adviser and Distributor              20
Expenses                                   21
Expense Limitation                         22
Transfer and Dividend Paying Agent         22
   DISTRIBUTION AND REDEMPTION OF TRUST
   SHARES                                  23
Distribution and Redemption of Trust
 Shares                                    23
Distribution Plan                          23
    SERVICES                               24
    DESCRIPTION OF INVESTMENTS             24
    USE OF JOINT PROSPECTUS AND
    STATEMENT OF ADDITIONAL INFORMATION    30
    APPENDIX A TO PROSPECTUS               31
    APPENDIX B TO PROSPECTUS               32


                                       -

SUMMARY

-------------------------------------
            The Portfolios and Series
--------------------------------------------------------------------------------

    Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. This is sometimes called a master/feeder fund structure, because each Portfolio "feeds" shareholders' investments into its corresponding Series, a "master" fund. The trustees of the Trust believe that this structure may benefit shareholders. Although the Trust is currently the only investor in each Series, investment in a Series by investors in addition to the Trust may enable the Series to achieve economies of scale that could reduce expenses. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 15. For more details about AMT Balanced Investments, its investments and their risks, see "Investment Program" on page 10, "Ratings of Debt Securities" on page 12, "Borrowings" on page 13, and "Description of Investments" on page 24.


    A summary of important features of the Balanced Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page 10, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.


NEUBERGER&BERMAN                  INVESTMENT                              PRINCIPAL SERIES
ADVISERS MANAGEMENT TRUST         OBJECTIVE                               INVESTMENTS
---------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO                Long-term capital growth and             Equity securities of small, medium
                                  reasonable current income without        and large capitalization companies
                                  undue risk to principal                  and short- to intermediate-term debt
                                                                           securities, primarily investment
                                                                           grade
-                                 -

------------------------
            Risk Factors
--------------------------------------------------------------------------------

    An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Balanced Investments, in equity securities, foreign securities, options and futures contracts, zero coupon bonds, pay-in-kind bonds and debt securities rated below investment grade. AMT Balanced Investments may invest in fixed income securities, the value of which, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. The value of debt securities is also affected by the creditworthiness of the issuer.


    AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality ("comparable unrated securities"). Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" on page 12 and "Fixed Income Securities" in the SAI.

----------------------
            Management
--------------------------------------------------------------------------------

    N&B Management, with the assistance of Neuberger&Berman, LLC
("Neuberger&Berman") as sub-adviser, selects investments for AMT Balanced Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" on page 20.


----------------------------------------------------
            The Neuberger&Berman Investment Approach
--------------------------------------------------------------------------------

    AMT Balanced Investments (equity portion) is managed using a growth-oriented investment approach. This approach seeks stocks of companies that N&B Management projects will grow at above-average rates and faster than others expect. While a growth portfolio manager may be willing to pay a higher multiple of earnings per share than a value manager, the multiple tends to be reasonable relative to the manager's expectation of the company's earnings growth rate.

EXPENSE INFORMATION



    This section gives you certain information about the expenses of the Balanced Portfolio and its corresponding Series. See "Performance Information" on page 14 for important facts about the investment performance of the Balanced Portfolio, after taking expenses into account.


--------------------------------------------
            Shareholder Transaction Expenses
--------------------------------------------------------------------------------
    As shown by this table, the Portfolio imposes no transaction charges when you buy or sell Portfolio shares.

                                                               BALANCED PORTFOLIO

----------------------------------------------------------------------------------
Sales Charge Imposed on Purchases                                     NONE
Sales Charge Imposed on Reinvested Dividends                          NONE
Deferred Sales Charges                                                NONE
Redemption Fees                                                       NONE
Exchange Fees                                                         NONE


    The following tables show anticipated annual operating expenses for the Balanced Portfolio, which are paid out of the assets of the Balanced Portfolio and which include the Portfolio's pro rata portion of the operating expenses of AMT Balanced Investments ("Total Operating Expenses"). Total Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses.

    The Balanced Portfolio pays N&B Management an administration fee based on the Portfolio's average daily net assets. AMT Balanced Investments pays N&B Management a management fee based on its average daily net assets; a pro rata portion of this fee is borne indirectly by the Balanced Portfolio. "Management and Administration Fees" in the following table are based on administration fees incurred by the Balanced Portfolio and management fees incurred by AMT Balanced Investments during the past fiscal year. For more information, see "Management and Administration" on page 20 and "Investment Management, Advisory and Administration Services" in the SAI.


    The Balanced Portfolio and AMT Balanced Investments incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). "Other Expenses" in the following table are based on the Balanced Portfolio and AMT Balanced Investments expenses for the past fiscal year. All expenses are factored into the Portfolio's share prices and dividends and are not charged directly to Portfolio shareholders.



                         MANAGEMENT AND           12B-1          OTHER              TOTAL OPERATING
                       ADMINISTRATION FEES         FEES         EXPENSES                EXPENSES
--------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO             .85%                None           .19%                  1.04%



    As set forth under "Management and Administration -- Expense Limitation" on page 22, N&B Management has voluntarily undertaken to limit the expenses of the Portfolios, including the Balanced Portfolio, by reimbursing each Portfolio for its Total Operating Expenses and its pro rata share of its corresponding Series' Total Operating Expenses, if necessary.

    To illustrate the effect of Total Operating Expenses, let's assume that the Balanced Portfolio's annual return is 5% and that it had annual Total Operating Expenses described in the table above. For every $1,000 you invested in the Balanced Portfolio, you would have paid the following amounts of total expenses if you closed your account at the end of the following time periods:


                                          1 YEAR         2 YEARS         3 YEARS          4 YEARS
--------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO                          $11            $33             $57              $127


    The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. THE INFORMATION IN THE PRECEDING TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


----------------------------------------------
            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

    The financial information in the following table for the Balanced Portfolio as of December 31, 1997, has been audited by its independent auditors. You may obtain further information about AMT Balanced Investments and the performance of the Balanced Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for a free copy of the annual report. Also, see "Performance Information" on page 14.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

---------------------------
            Balanced Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)


                                                                                                                 Period from
                                                                                                            February 28, 1989(3)
                                                       Year Ended December 31,                                 to December 31,
                            1997(2)   1996(2)     1995(2)     1994     1993     1992     1991      1990             1989
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
  of Year                   $15.92    $17.52      $14.51      $15.62   $14.90   $14.16   $11.72    $11.64           $10.00


                            -----------------------------------------------------------------------------------------------------
Income From Investment
  Operations
  Net Investment Income        .36       .34         .32         .30      .34      .40      .47       .49              .30
  Net Gains or Losses on
    Securities (both
    realized and
    unrealized)               2.59       .75        3.06        (.80)     .61      .72     2.16      (.27)(4)         1.34


                            -----------------------------------------------------------------------------------------------------
      Total From
        Investment
        Operations            2.95      1.09        3.38        (.50)     .95     1.12     2.63       .22             1.64


                            -----------------------------------------------------------------------------------------------------
Less Distributions
  Dividends (from net
    investment income)        (.30)     (.41)       (.28)       (.23)    (.20)    (.19)    (.19)     (.07)              --
  Distributions (from net
    capital gains)            (.77)    (2.28)       (.09)       (.38)    (.03)    (.19)      --      (.07)              --


                            -----------------------------------------------------------------------------------------------------
      Total Distributions    (1.07)    (2.69)       (.37)       (.61)    (.23)    (.38)    (.19)     (.14)              --


                            -----------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Year                      $17.80    $15.92      $17.52      $14.51   $15.62   $14.90   $14.16    $11.72           $11.64


                            -----------------------------------------------------------------------------------------------------
Total Return(9)             +19.45%    +6.89%     +23.76%      -3.36%   +6.45%   +8.06%  +22.68%    +1.95%          +16.40%(5)


                            -----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year
  (in millions)             $161.9    $173.2      $144.4      $179.3   $161.1   $ 87.1    $28.3      $6.9             $0.6


                            -----------------------------------------------------------------------------------------------------
  Ratio of Gross Expenses
    to Average Net
    Assets(7)                 1.04%     1.09%        .99%         --       --       --       --        --               --
  Ratio of Net Expenses to
    Average Net Assets(10)    1.04%     1.09%        .99%        .91%     .90%     .95%    1.10%     1.35%            1.70%(6)


                            -----------------------------------------------------------------------------------------------------
  Ratio of Net Investment
    Income to Average Net
    Assets(10)                2.07%     1.84%       1.99%       1.91%    1.96%    2.33%    3.00%     4.00%            3.28%(6)


                            -----------------------------------------------------------------------------------------------------
  Portfolio Turnover
    Rate(8)                     --        --          21%         55%     114%      82%      69%       77%              58%


                            -----------------------------------------------------------------------------------------------------


  NOTES:
 1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
 2)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
 3)February 28, 1989 is the date shares of the Balanced Portfolio were first sold to the separate accounts pursuant to the public offering of Trust shares.

  4)The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for the Portfolio.
  5)Not annualized.
  6)Annualized.

  7)For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


  8)The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate or paid any brokerage commissions. Portfolio turnover rates for AMT Balanced Investments for the period from May 1, 1995 to December 31, 1995 and the years ended December 31, 1996 and 1997 were 55%, 87% and 103%, respectively. The average commission rates paid for the period from May 1, 1995 to December 31, 1995 and for the years ended December 31, 1996 and 1997 were $0.0451, $0.0572 and $0.0388, respectively.

  9)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown. Qualified Plans that are direct shareholders of the Portfolio are not affected by insurance charges and related expenses.

 10)Since the commencement of operations, N&B Management voluntarily assumed certain operating expenses of the Portfolio as described in this Prospectus under "Expense Limitation." Had N&B Management not undertaken such action, the annualized ratios of net expenses and net investment income to average daily net assets would have been 2.78% and 2.20%, respectively, for the period net from February 28, 1989 to December 31, 1989. There was no reduction of expenses for the years ended December 31, 1990, through and including 1997.

INVESTMENT PROGRAM



    The investment policies and limitations of the Balanced Portfolio and its corresponding Series, AMT Balanced Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Balanced Investments invests. For an explanation of some types of investments, see "Description of Investments" on page 24.

    Investment policies and limitations of the Balanced Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.
    Additional investment techniques, features, and limitations concerning AMT Balanced Investments' investment program are described in the SAI.

------------------------------------
            AMT Balanced Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Balanced Investments and its corresponding Portfolio is long-term capital growth and reasonable current income without undue risk to principal. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

    N&B Management anticipates that the Series' investments will normally be managed so that approximately 60% of the Series' total assets will be invested in common and preferred stocks and the remaining assets will be invested in debt securities, primarily investment grade. However, depending on N&B Management's views regarding current market trends, the common stock portion of the Series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Series' assets will be invested in fixed income securities.


    N&B Management has analyzed the total return performance and volatility over the last 38 years of the Standard & Poor's "500" Composite Stock Price Index ("S&P 500"), an unmanaged average widely considered as representative of general stock market performance. It has compared the performance and volatility of the S&P "500" to that of several model balanced portfolios, each consisting of a different fixed allocation of the S&P "500" and U.S. Treasury Notes having maturities of 2 years. The comparison reveals that the model balanced portfolio in which 60% was allocated to the S&P "500" (with the remaining 40% in 2 year U.S. Treasury Notes) was able to achieve 85.9% of the performance of the S&P "500," with only 63.0% of the volatility. Those model balanced portfolios in which 70% and 50% were allocated to the S&P "500" were able to achieve 89.7% and 81.9%, respectively, of the performance of the S&P "500," with only 72.0% and 54.3% of the volatility, respectively. While the underlying securities in the model balanced portfolios are not identical to the anticipated investments by AMT Balanced Investments and represent past performance, N&B Management believes that the results of its analysis show the potential benefits of a balanced investment approach. A chart setting forth the study appears as Appendix A to this Prospectus.


    In the equity securities portion of its investments, AMT Balanced Investments currently intends to focus primarily on the securities of medium-capitalization companies believed by N&B Management to have the maximum potential for long-term capital appreciation. However, the Series may invest in the securities of companies from any capitalization level. Companies with equity market capitalizations from $300 million to $10 billion at the time of investment are considered medium-capitalization companies. The Trust and Managers Trust may revise this definition based on market conditions. See "Special Considerations of Small- and Mid-Cap

Company Stocks". This portion of the Series does not seek to invest in securities that pay dividends or interest, and any such income is incidental.

    The equity securities portion of the Series uses a growth-oriented investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than securities likely to be purchased by other Series. In selecting stocks, N&B Management considers, among other factors, a company's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuation and other investment criteria. The Series also diversifies its investments among companies and industries.
    The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.

    The debt securities portion of the Portfolio is managed with an objective to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends. The debt securities portion of the Series is invested in a diversified portfolio consisting primarily of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporation, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. The dollar-weighted average duration of the debt securities portion of the Series will not exceed four years, although the Series may invest in individual securities of any duration. The Series' dollar-weighted average maturity may range up to five years. Securities in which the Series may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and Foreign investments. The Series may invest in fixed, variable or inflation-indexed debt securities.


    The Series may invest up to 10% of the debt securities portion of its investment, measured at the time of investment, in fixed-income securities that are below investment grade, including comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. The Series will invest in debt securities, rated at the time of purchase, at least B by Moody's or S&P or, if unrated by either of those entities, comparable unrated securities. The Series may invest up to 5% of its net assets, measured at the time of investment, in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities. For more information on lower rated securities, see "Ratings of Debt Securities" on page 12 and "Fixed Income Securities" and Appendix A in the SAI.


-----------------------------------------------------------------------
            Special Considerations of Small- and Mid-Cap Company Stocks
--------------------------------------------------------------------------------

    Investments in small- and mid-cap company stocks may present greater opportunities for capital appreciation than investments in stocks of large-capitalization companies. However, small- and mid-cap company stocks may have higher risk and volatility. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Small- and mid-cap company stocks generally are not as broadly traded as large-cap company stocks and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by the Series would be reflected in the Portfolio's net asset value. Small- and mid-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market.

--------------------------------------------------
            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------

    While AMT Balanced Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when N&B Management believes that such action is advisable. See "Notes to Financial Highlights" for more information about the portfolio turnover rates for the Balanced Portfolio and AMT Balanced Investments.


-----------------------------
            Other Investments
--------------------------------------------------------------------------------
    For temporary defensive purposes, AMT Balanced Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Also, for temporary defensive purposes, the Series may adopt shorter weighted average duration than normal.
    To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

--------------------------------------
            Ratings of Debt Securities
--------------------------------------------------------------------------------

    HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's, Fitch Investors Services, Inc., or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.

    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed by N&B Management to be of comparable quality. Securities rated by Moody's in its fourth highest category
(Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.
    LOWER-RATED DEBT SECURITIES. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade, but rated at least B by Moody's or S&P, or comparable unrated securities. For purposes of these limits, the definition of investment grade shall be as described above under "Investment Grade Debt Securities."
    Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominately speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy.
    Changes in economic conditions, changes in interest rates, or developments regarding the entity issuing the security are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of N&B Management. It is uncertain how high-yield securities will perform in a market with rising or continually high interest rates. Additionally, lower-rated debt securities tend to be less liquid than other securities because the market for them may not be as broad or active; judgment may play a greater role in pricing such securities than it does for more liquid securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting the Series' holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associated risks.
    If the quality of securities held by AMT Balanced Investments deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.
    Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

----------------------
            Borrowings
--------------------------------------------------------------------------------

    AMT Balanced Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Series may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.


--------------------
            Duration
--------------------------------------------------------------------------------
    Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity" in portfolio selection for the debt securities portion of AMT Balanced Investments. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.
    Futures, options, and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Series' duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.
    There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.

PERFORMANCE INFORMATION


    Performance information for the Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30 day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period, the five-year period and ten-year period and since inception through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

    All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.
    Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

INFORMATION REGARDING ORGANIZATION,

CAPITALIZATION, AND OTHER MATTERS

--------------------------
            The Portfolios
--------------------------------------------------------------------------------
    Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

    N&B Management serves as investment manager to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Portfolios and the Series, but are not part of the Trust or Managers Trust. These other funds are offered by means of separate prospectuses.

    DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.
    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.
    CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

----------------------
            The Series
--------------------------------------------------------------------------------

    Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

    PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

    Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.
    The trustees of the Trust and Managers Trust believe that investment in a Series by other potential investors may enable the Series to realize economies of scale that could reduce operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
    Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.
    INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.
    CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE


    The Balanced Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.
    The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time on each day the NYSE is open.

    The Series generally values its debt securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Series periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.


    The Series values its equity securities (including options) listed on the NYSE, the American Stock Exchange, other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Series values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

    If N&B Management believes that the price of a security obtained under the Series' valuation procedures (as described above) does not represent the amount that the Series reasonably expects to receive on a current sale of the security, the Series will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS


---------------------------------------------
            Dividends and Other Distributions
--------------------------------------------------------------------------------
    The Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.
    The Portfolio offers its shares solely to separate accounts of the Life Companies and to Qualified Plans. All dividends and other distributions are distributed to the separate accounts and to the Qualified Plans and will be automatically invested in Trust shares.

----------------------
            Tax Status
--------------------------------------------------------------------------------

    The Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will not have to pay Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. The Portfolio intends to distribute all of its net income and gains to its shareholders each year.

    The Trust and Managers Trust have received a ruling from the Internal Revenue Service that the Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that the Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that the Series will not be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

    The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS



    The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" on page 24.

    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
    The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.
    AMT Balanced Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.
    Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.

MANAGEMENT AND ADMINISTRATION

---------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------
    The trustees of the Trust and Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

--------------------------------------------------------------------------
            Investment Manager, Administrator, Sub-Adviser and Distributor
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman acts as sub-adviser for the Series and other mutual funds managed by N&B Management. These funds had aggregate net assets of approximately $20.7 billion as of December 31, 1997.


    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


    Theodore P. Giuliano is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $9.3 billion of assets as of December 31, 1997.

    Thomas G. Wolfe and Mr. Giuliano are primarily responsible for the day-to-day management of the debt securities portion of AMT Balanced Investments. Mr. Wolfe has been primarily responsible for AMT Balanced Investments (debt securities portion) since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.
    Jennifer K. Silver and Brooke A. Cobb are primarily responsible for the day-to-day management of the equity securities portion of AMT Balanced Investments. Ms. Silver is Director of the Neuberger&Berman Growth Equity Group, and both she and Mr. Cobb are Vice Presidents of N&B Management. Ms. Silver is a principal of Neuberger&Berman. Both Ms. Silver and Mr. Cobb have had responsibility for AMT Balanced Investments (equity portion) since July 1997. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser. Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent investment adviser.

    N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.
    Neuberger&Berman acts as the principal broker for all Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.
    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $120 million of their own money in Neuberger&Berman Funds.
    To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

    YEAR 2000. Like other financial and business organizations, the Portfolios and Series could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Portfolios' and Series' other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Series purchase. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios and Series.


--------------------
            Expenses
--------------------------------------------------------------------------------
    N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management may sub-contract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

------------------------------------------------------------
            Fees (as percentage of average daily net assets)
--------------------------------------------------------------------------------


                  MANAGEMENT (SERIES)          ADMINISTRATION (PORTFOLIO)
-------------------------------------------------------------------------
BALANCED      0.55% of first $250 million              0.30%
              0.525% of next $250 million
              0.50% of next $250 million
              0.475% of next $250 million
              0.45% of next $500 million
              0.425% of over $1.5 billion

    The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

------------------------------
            Expense Limitation
--------------------------------------------------------------------------------
    N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, excluding the compensation of N&B Management, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.
    The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

----------------------------------------------
            Transfer and Dividend Paying Agent
--------------------------------------------------------------------------------

    State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

-------------------------------------------------------
            Distribution and Redemption of Trust Shares
--------------------------------------------------------------------------------
    Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of the Portfolio are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.
    The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
    Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

-----------------------------
            Distribution Plan
--------------------------------------------------------------------------------
    The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.
    The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.
    Under the Distribution Plan, N&B Management is required to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES


    N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts, including support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS


    In addition to the securities referred to in "Investment Program" herein, AMT Balanced Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


    U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, (formerly Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae") Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.


    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Series may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under Section 4(2) of the Securities Act of 1933, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Series may be subject to legal restrictions which could be costly to the Series. Due to the absence of an active trading market, a Series may experience difficulty in valuing or disposing of illiquid securities.


    EQUITY SECURITIES. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price.

Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Equity securities' prices fluctuate based on changes in a corporation's financial condition and on changes in market or economic conditions, which may cause fluctuations in the Portfolio's NAV per share.

    INFLATION-INDEXED SECURITIES. The Series may invest in U.S. Treasury securities and securities of other issuers whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period the Series holds the securities, the Series may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.
    FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.
    The Series may only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.
    The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.
    Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices which may cause delays and expose the Series to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation, nationalization, or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplo-matic developments; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.
    In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate between the U.S. dollar and a foreign currency will reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.
    JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil and is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

    FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers. The Series may invest in foreign corporate and government debt securities rated below investment grade and unrated securities.

    FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.
    If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

    PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. When the Series writes a covered call option against a security, the Series is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Series may realize on the security during the option period is the fixed price. The Series continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

    The Series also may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by entering into interest-rate futures contracts traded on futures exchanges and purchasing and writing options on futures contracts. The Series also may write covered call options and purchase put options on debt securities in its portfolios or on foreign currencies for hedging purposes or for the purpose of producing income. The Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve transactional expense and certain risks, including price volatility and a high degree of leverage. The Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.
    The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Series pays brokerage commissions or spreads in connection with options transactions, as well as for purchases and sales of underlying securities or currency. The writing of options could result in significant increases in the Series' turnover rate.

    The primary risks in using put and call options, futures contracts, and options on futures contracts, and forward contracts or options on foreign currencies ("Financial Instruments") are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out a Instrument when desired; (3) the fact that the use of Financial Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities; (4) the fact that, although use of Financial Instruments can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these Financial Instruments. When the Series uses Financial Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures, options and forward contracts are considered derivatives. Losses that may arise from certain futures transactions are potentially unlimited.


    FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities that will be issued at a future date (generally within two months) and pays for the securities when they are delivered. If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase, which may magnify fluctuation in the Series' and the Portfolio's NAV.

    INDEXED SECURITIES. The Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short- to intermediate-term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

    REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.

    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. In a dollar roll, the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and its corresponding Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counter-parties to reverse repurchase agreements and dollar rolls.
    CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.
    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government Agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, Fannie Mae and Freddie Mac certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

    ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

    The Series may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Income payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Series.

    CALLABLE BONDS. Many bonds give the issuer the right to repay them early. If the issuer of a callable bond exercises this right during a period of falling interest rates, the series may not be able to invest the proceeds at a comparably high rate of return.
    OTHER INVESTMENTS. Although the Series ordinarily invests a substantial portion of its assets in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government Agency securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Series' fixed income investments is likely to rise.
    SHORT SELLING. The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

    VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits the Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. Among the variable and floating rate securities in which the Series may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Series to recover its assets may depend on the treatment of GICs under state insurance law. GICs are generally regarded as illiquid.


    ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES. The Series may invest in zero coupon securities and step coupon securities. These securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between these securities' purchase price and their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because the Series is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including non-cash income attributable to zero coupon and pay-in-kind securities, the Series may have to dispose of securities to obtain cash for such distributions.

    MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION


    Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                            APPENDIX A TO PROSPECTUS

                      TOTAL RETURN ANALYSIS USING CONSTANT
                        ASSET ALLOCATION S&P "500"/2 YR.
                              U.S. TREASURY NOTES
                                  1960 - 1997


FIXED ASSET ALLOCATION                         COMPARISON TO 100%
S&P "500"/2 YR. TREASURY NOTES                 S&P "500" ALLOCATION
-----------------------------------------------------------------------
100/0 (100% S&P "500")
  Return                     11.63%                     100.0%
  Volatility                 15.7%                      100.0%
70/30
  Return                     10.43                       89.68
  Volatility                 11.3                        72.8
60/40
  Return                     9.99                        85.90
  Volatility                 9.9                         63.0
50/50
  Return                     9.53                        81.94
  Volatility                 8.6                         54.3
0/100
  Return                     6.94                        59.67
  Volatility                 4.1                         26.0

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                            APPENDIX B TO PROSPECTUS

                               BALANCED PORTFOLIO

                   THIS APPENDIX DESCRIBES CERTAIN PURCHASE,
                    EXCHANGE AND REDEMPTION RIGHTS WHICH ARE
                  AVAILABLE SOLELY TO QUALIFIED PLANS THAT ARE
                           SHAREHOLDERS OF THE TRUST.

HOW TO BUY SHARES

    You can buy shares directly by mail, wire, or telephone, or through an exchange of shares of another Neuberger&Berman Fund. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after your order is received and accepted. Prices for shares of the Portfolio are calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time.

    Minimum investment requirements are shown below.

    N&B Management, in its discretion, may accept or reject purchase orders or waive the minimum investment requirements.


-------------------
            By Mail
--------------------------------------------------------------------------------

    Send your check payable to "Neuberger&Berman Funds" by mail to:


       Neuberger&Berman Funds


       Boston Service Center

       P.O. Box 8403
       Boston, MA 02266-8403
or by overnight courier, U.S. Express Mail, or registered or certified mail to:
       Neuberger&Berman Funds
       c/o State Street Bank and Trust Company
       2 Heritage Drive
       North Quincy, MA 02171

    Be sure to specify the name of the Balanced Portfolio. If this is your first purchase, please complete and sign an application for a new Portfolio account and send it along with a check or money order for a minimum of $1,000. For additional purchases, please send at least $100 for shares of the Portfolio. Your check to open a new account must be made payable on its face to "Neuberger&Berman Funds." Generally, checks are not accepted unless made payable to "Neuberger&Berman Funds." N&B Management reserves the right to accept certain checks for subsequent investment made payable to the registered owner(s) of those accounts.


-------------------
            By Wire
--------------------------------------------------------------------------------

    Call 800-877-9700 before you wire money to buy shares. Your wire goes to State Street Bank and Trust Company ("State Street") and must include your name, the name of the Balanced Portfolio and your account number. The minimum for a first purchase and for each additional purchase of shares of the Portfolio by wire is $1,000.


------------------------
            By Telephone
--------------------------------------------------------------------------------
    Call 800-877-9700 to buy shares of the Portfolio. The minimum for a first purchase and for each additional purchase of shares of the Portfolio by telephone is $1,000. Your order may be canceled if your payment is not received by the third business day after your order is placed. In that case you could be liable for any resulting losses or fees the Portfolio or its agents have incurred. To recover those losses or fees, the Portfolio has the right to redeem shares from your account. To meet the three day deadline, you can wire payment, send a check through overnight mail, or call 800-877-9700 for information on how to make electronic transfers through your bank. Please refer to "Additional Information on Telephone Transactions."

--------------------------------
            By Exchanging Shares
--------------------------------------------------------------------------------

    Call 800-877-9700 for instructions on how to invest by exchanging shares of another Neuberger&Berman Fund for shares of the Portfolio. To buy the Portfolio shares by an exchange, both fund accounts must be registered in the same name, address, and taxpayer ID number. The minimum for a first purchase and for each additional purchase of shares of the Portfolio by an exchange is $1,000 worth of shares of the other fund. For more details, see "Shareholder
Services -- Exchange Privilege."


-----------------------------
            Other Information
--------------------------------------------------------------------------------

    N You must pay for your shares in U.S. dollars by check (drawn on a U.S.
      bank), by bank or federal funds wire transfer, or by electronic bank transfer; cash cannot be accepted.


    N The Portfolio has the right to suspend the offering of its shares for a period of time. The Portfolio also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using the exchange privilege. See "Shareholder Services -- Exchange Privilege."


    N If you paid by check and your check does not clear, or if you ordered shares by telephone and fail to pay for them, your purchase will be canceled and you could be liable for any resulting losses or fees the Portfolio or its agents have incurred. To recover those losses or fees, the Portfolio has the right to bill you or to redeem shares from your account.


    N When you sign your application for a new Portfolio account, you are certifying that your Social Security or other taxpayer ID number is correct and whether you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Portfolio to withhold 31% of your distributions and redemptions.


    N The Portfolio will not issue a certificate for your shares.

HOW TO SELL SHARES


    You can sell (redeem) all or some of your shares at any time by mail, facsimile, or telephone. You can also sell shares by exchanging them for shares of other Neuberger&Berman Funds; see "Shareholder Services -- Exchange Privilege" for details.


    Shares are sold at the next price calculated on a day the NYSE is open, after your sales order is received and accepted. Prices for shares of the Portfolio are calculated as the close of regular trading on the NYSE, usually 4 p.m. Eastern time.


    Unless otherwise instructed, the Portfolio will mail a check for your sales proceeds, payable to the owner(s) shown on your account ("record owner"), to the address shown on your account ("record address"). You may designate in your Balanced Portfolio application a bank account to which, at your request, State Street will transfer your shares electronically (at no charge to you) or will wire your sales proceeds of $1,000 or more. State Street currently charges a fee of $8.00 for each wire. However, if you have one or more accounts in the Neuberger&Berman Funds aggregating $200,000 or more in value, you will not be charged for wire redemptions; your $8.00 fee will be paid by N&B Management.


---------------------------------------------------
            By Mail or Facsimile Transmission (Fax)
--------------------------------------------------------------------------------
    Write a redemption request letter with your name and account number, the Portfolio's name, and the dollar amount or number of shares of the Portfolio you want to sell, together with any other instructions, and send it by mail to:
       Neuberger&Berman Funds
       Boston Service Center
       P.O. Box 8403
       Boston, MA 02266-8403
or by overnight courier, U.S. Express Mail, or registered or certified mail to:
       Neuberger&Berman Funds
       c/o State Street Bank and Trust Company
       2 Heritage Drive
       North Quincy, MA 02171
or by facsimile, to redeem up to $50,000 worth of shares, to 212-476-8848. Be sure to have all owners sign the request exactly as their names appear on the account. If you have changed the record address by telephone or facsimile, shares may not be redeemed by facsimile for 15 days after receipt of the address change. Please call 800-877-9700 to confirm receipt and acceptance of your order submitted by facsimile.
    To protect you and the Portfolio against fraud, your signature on a redemption request must have a SIGNATURE GUARANTEE if (1) you want to sell more than $50,000 worth of shares, or (2) you want the redemption check to be made out to someone other than the record owner, or (3) you want the check to be mailed somewhere other than to the record address, or (4) you want the proceeds to be wired or transferred electronically to a bank account not named in your application or in your prior written instruction with a signature guarantee. You can obtain a signature guarantee from most banks, stockbrokers and dealers, credit unions, and other financial institutions, but not from a notary public. A redemption request that requires a signature guarantee should be sent by mail.
    For a redemption request sent by facsimile, limited to not more than $50,000, the redemption check may only be made out to the record owner and mailed to the record address or the proceeds wired to a bank account named in your application or in a written instruction from the record owner with a signature guarantee.
    Please call 800-877-9700 for more specific information about the signature guarantee requirement.

------------------------
            By Telephone
--------------------------------------------------------------------------------
    You cannot sell Portfolio shares in a retirement account by telephone.

-----------------------------
            Other Information
--------------------------------------------------------------------------------

    N Usually, redemption proceeds will be mailed to you on the next business day following the receipt of a proper redemption request, but in any case within three calendar days of such receipt (under unusual circumstances the Portfolio may take longer, as permitted by law). You may also call 800-877-9700 for information on how to make and receive electronic transfers through your bank.


    N The Portfolio may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 days after the purchase date. So if you plan to sell shares shortly after buying them, you may want to pay for the purchase with a certified check or by wire transfer.


    N The Portfolio may suspend redemptions or postpone payments on days when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.


    N If, because you sold shares, your account balance with the Portfolio falls below $1,000, the Portfolio has the right to close your account after giving you at least 60 days' written notice to reestablish the minimum balance. If you do not do so, the Portfolio may redeem your remaining shares at their per share NAV on the date of redemption and will send the redemption proceeds to you.


    N No interest will accrue on amounts represented by uncashed redemption checks.

ADDITIONAL INFORMATION ON TELEPHONE TRANSACTIONS


    The Portfolio at any time can limit the number of its shares you can buy by telephone or can stop accepting telephone orders. You can sell or exchange shares by telephone, unless you have declined these services in your application or by written notice to N&B Management or State Street. The Portfolio or its agent follows reasonable procedures requiring you to provide a form of personal identification when you telephone, recording your telephone call, and sending you a written confirmation of each telephone transaction designed to confirm that telephone instructions are genuine. However, neither the Portfolio nor its agent is responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Portfolio or its agent reasonably believed that the instructions were genuine.

    If you are unable to reach N&B Management by telephone (which might be the case, for example, during periods of unusual market activity), consider sending your transaction instructions by facsimile, overnight courier, or U.S. Express Mail.
    You can buy, sell or exchange shares using an automated telephone service that is available 24 hours a day, every day, to investors using a touch-tone phone. Further information regarding this service, including use of a Personal Identification Number (PIN) and a menu of features, is available from N&B Management by calling 800-877-9700.

SHAREHOLDER SERVICES

------------------------------
            Exchange Privilege
--------------------------------------------------------------------------------

    To exchange your shares in the Portfolio for shares in another Neuberger&Berman Fund, call 800-877-9700 between 8 a.m. and 4 p.m., Eastern time, on any Monday through Friday (unless the NYSE is closed). You may also effect an exchange by sending a letter to Neuberger&Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, Attention:
[Name of fund], or by sending the letter by facsimile to 212-476-8848, giving your name and account number, the name of the fund, the dollar amount or number of shares you want to sell, and the name of the fund whose shares you want to buy. Please call 800-877-9700 to confirm receipt and acceptance of your order submitted by facsimile. You can use the telephone exchange privilege unless you have declined it in your application or by later writing to N&B Management or State Street. An exchange must be for at least $1,000 worth of shares, and if the exchange is your first purchase in another Neuberger&Berman Fund, it must be for at least the minimum initial investment amount for that fund. Shares are exchanged at their next prices calculated on a day the NYSE is open, after your exchange order is received and accepted.

    Please note the following about the exchange privilege:

    N You can exchange shares only between accounts registered in the same name, address, and taxpayer ID number.


    N An exchange order cannot be modified or canceled.


    N You can exchange only into a fund whose shares are eligible for sale in your state under applicable state securities laws.


    N An exchange may have tax consequences for you.


    N Because excessive trading (including short-term "market timing" trading) can hurt a fund's performance, a fund may refuse any exchange orders (1) if they appear to be market-timing transactions involving significant portions of a fund's assets or (2) from any shareholder account if the shareholder has been advised that previous use of the exchange privilege was considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number, will be considered one account for this purpose.


    N The Portfolio or any fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give you advance notice whenever it can reasonably do so.

    Please refer to "Additional Information on Telephone Transactions."

-------------------------------------
            Electronic Bank Transfers
--------------------------------------------------------------------------------
    You may designate, either in your application or later by writing or by submitting an appropriate form to State Street, a bank account through which State Street will electronically transfer monies to you or from you at pre-set intervals (such as under a Systematic Withdrawal Plan or automatic investing plan or for payment of cash distributions) or upon your request. Please include a voided check with your application. This service is not available for retirement accounts.
    State Street does not charge a fee for this service; however, you should contact your bank to ensure that it is able to process electronic transfers. Please call 800-877-9700 for more information. If you wish to terminate this service, you must call at least 10 calendar days before the next scheduled electronic transfer.

---------------------------
            Internet Access
--------------------------------------------------------------------------------

    N&B Management now maintains an Internet site on the World Wide Web at HTTP://WWW.NBFUNDS.COM. You can access fund prices, information articles and interactive worksheets to assist you in financial planning, and the prospectuses of certain other Neuberger&Berman Funds.

                               GUARDIAN PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                   PROSPECTUS
                                  MAY 1, 1998

                                                                    NBLGP1940598

            Neuberger&Berman
ADVISERS MANAGEMENT TRUST

--------------------------
            Guardian Portfolio
--------------------------------------------------------------------------------

    Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of eight separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).

    Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").
    THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE GUARDIAN PORTFOLIO ONLY.
--------------------------------------------------------------------------------

    EACH PORTFOLIO INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING SERIES (EACH A "SERIES") OF ADVISERS MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AMT GUARDIAN INVESTMENTS, THE GUARDIAN PORTFOLIO'S CORRESPONDING SERIES, IS MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED(R) ("N&B MANAGEMENT"). AMT GUARDIAN INVESTMENTS INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE GUARDIAN PORTFOLIO. THE INVESTMENT PERFORMANCE OF THE GUARDIAN PORTFOLIO DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF AMT GUARDIAN INVESTMENTS. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS STRUCTURE THAT YOU SHOULD CONSIDER, SEE "INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 10.


    Please read this Prospectus before investing in the Guardian Portfolio and keep it for future reference. It contains information about the Guardian Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolio and the Series, dated May 1, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

    The SEC maintains an internet site at http://www.sec.gov that contains this Prospectus, the SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

                        DATE OF PROSPECTUS: MAY 1, 1998

TABLE OF CONTENTS


    SUMMARY                                 3
The Portfolios and Series                   3
Risk Factors                                3
Management                                  3
The Neuberger&Berman Investment Approach    3
    FINANCIAL HIGHLIGHTS                    5
Selected Per Share Data and Ratios          5
    INVESTMENT PROGRAM                      7
AMT Guardian Investments                    7
Short-Term Trading; Portfolio Turnover      7
Other Investments                           7
Ratings of Debt Securities                  7
Borrowings                                  8
    PERFORMANCE INFORMATION                 9
    INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS      10
The Portfolios                             10
The Series                                 10
    SHARE PRICES AND NET ASSET VALUE       12
    DIVIDENDS, OTHER DISTRIBUTIONS AND
    TAX STATUS                             13
Dividends and Other Distributions          13
Tax Status                                 13
    SPECIAL CONSIDERATIONS                 14

    MANAGEMENT AND ADMINISTRATION          15
Trustees and Officers                      15
Investment Manager, Administrator,
 Sub-Adviser and Distributor               15
Expenses                                   16
Expense Limitation                         16
Transfer and Dividend Paying Agent         17

    DISTRIBUTION AND REDEMPTION OF TRUST
    SHARES                                 18
Distribution and Redemption of Trust
 Shares                                    18
Distribution Plan                          18

    SERVICES                               19

    DESCRIPTION OF INVESTMENTS             19

    USE OF JOINT PROSPECTUS AND
    STATEMENT OF ADDITIONAL INFORMATION    23


                                       -

SUMMARY

------------------------------------
            The Portfolios and Series
--------------------------------------------------------------------------------

    Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. This is sometimes called a master/feeder fund structure, because each Portfolio "feeds" shareholders' investments into its corresponding Series, a "master" fund. The trustees of the Trust believe that this structure may benefit shareholders. Although the Trust is currently the only investor in each Series, investment in a Series by investors in addition to the Trust may enable the Series to achieve economies of scale that could reduce expenses. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 10. For more details about AMT Guardian Investments, its investments and their risks, see "Investment Program" on page 7, "Ratings of Debt Securities" on page 7, "Borrowings" on page 8, and "Description of Investments" on page 19.


    A summary of important features of the Guardian Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page 7, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.


      NEUBERGER&BERMAN                     INVESTMENT                          PRINCIPAL SERIES
 ADVISERS MANAGEMENT TRUST                  OBJECTIVE                             INVESTMENTS
----------------------------------------------------------------------------------------------------------
GUARDIAN PORTFOLIO            Capital appreciation and,              Common stocks of long-
                              secondarily, current income            established, high-quality
                                                                     companies
-                             -

-------------------
            Risk Factors
--------------------------------------------------------------------------------

    An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Guardian Investments, in equity securities, foreign securities, options contracts, zero coupon bonds and pay-in kind bonds.


-------------------
            Management
--------------------------------------------------------------------------------

    N&B Management, with the assistance of Neuberger&Berman, LLC
("Neuberger&Berman") as sub-adviser, selects investments for AMT Guardian Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" on page 15.


--------------------------------------------------------------
            The Neuberger&Berman Investment Approach
--------------------------------------------------------------------------------
    AMT Guardian Investments is managed using the value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for a price that is lower than what the manager believes they are worth. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.
    Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).
    A value-oriented manager believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when N&B Management believes they have reached their potential.

FINANCIAL HIGHLIGHTS

--------------------------------------------------
            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

    The financial information in the following table for the Guardian Portfolio as of December 31, 1997 has been audited by its independent auditors. You may obtain further information about AMT Guardian Investments and the performance of the Guardian Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual reports. Please call 800-877-9700 for free copies of the annual report. Also, see "Performance Information" on page 9.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

--------------------------
            Guardian Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses including the Fund's proportionate share of the Series' income and expenses. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)


                                                                                  Period from
                                                                              November 3, 1997(2)
                                                                                to December 31,
                                                                                     1997
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                $10.00

                                                                                   -------
Income From Investment Operations
  Net Investment Income                                                                .01
  Net Gains or Losses on Securities (both realized and
    unrealized)                                                                        .51
                                                                                   -------
      Total From Investment Operations                                                 .52
                                                                                   -------
Net Asset Value, End of Period                                                      $10.52
                                                                                   ----------------
Total Return(3)(4)                                                                   +5.20%
                                                                                   -------
Ratios/Supplemental Data
  Net Assets, End of Period (in thousands)                                          $567.3
                                                                                   -------
  Ratio of Gross Expenses to Average Net Assets(5)(6)(7)                              1.06%
  Ratio of Net Expenses to Average Net Assets(6)(7)                                   1.00%
                                                                                   -------
  Ratio of Net Investment Income to Average Net Assets(6)(7)                           .98%
                                                                                   -------


  NOTES:
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during the fiscal period.
2)The date investment operations commenced.
3)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for the fiscal period shown.
4)Not annualized.
5)The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6)Annualized.
7)After reimbursement of expenses by N&B Management as described in this Prospectus under "Expense Limitation." Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been higher and lower, respectively.
8)Because the Portfolio only invests in its Series and that Series (rather than the Portfolio) engages in securities transactions, no Portfolio calculates a portfolio turnover rate or pays any brokerage commissions. For the fiscal period ended December 31, 1997, the portfolio turnover rate for the Series was 12%, and the average commission rate paid by the Series was $0.0550.

INVESTMENT PROGRAM



    The investment policies and limitations of the Guardian Portfolio and its corresponding Series, AMT Guardian Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Guardian Investments invests. For an explanation of some types of investments, see "Description of Investments" on page 19.

    Investment policies and limitations of the Guardian Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.
    Additional investment techniques, features, and limitations concerning AMT Guardian Investments' investment program are described in the SAI.

-------------------------------------
            AMT Guardian Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Guardian Investments and its corresponding Portfolio is to seek capital appreciation and, secondarily, current income. This investment objective is not fundamental.
    AMT Guardian Investments invests primarily in common stocks of long-established, high-quality companies. AMT Guardian Investments uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

-----------------------------------------------------
            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------

    While AMT Guardian Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when N&B Management believes that such action is advisable.

    It is anticipated that the annual portfolio turnover rate of AMT Guardian Investments generally will not exceed 100%. See "Notes to Financial Highlights" for more information about the turnover rates of the Portfolio and the Series.

--------------------------
            Other Investments
--------------------------------------------------------------------------------
    For temporary defensive purposes, AMT Guardian Investments may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.
    To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

-------------------------------------
            Ratings of Debt Securities
--------------------------------------------------------------------------------
    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services Inc., or Duff & Phelps Credit Rating Co., in one of the four highest rating categories or, if unrated by any NRSRO, deemed by N&B Management to be of comparable quality. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay. A further description of Moody's and S&P's ratings is included in Appendix A to the SAI.
    If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.

    The value of the fixed income securities in which the Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security. The value of debt securities is also affected by the creditworthiness of the issuer.

    Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

-----------------
            Borrowings
--------------------------------------------------------------------------------
    AMT Guardian Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

PERFORMANCE INFORMATION


    Performance information for the Guardian Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period and since inception through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

    All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and other expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.
    Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

INFORMATION REGARDING ORGANIZATION,

CAPITALIZATION, AND OTHER MATTERS

--------------------
            The Portfolios
--------------------------------------------------------------------------------
    Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

    N&B Management serves as the investment manager to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Portfolios and Series, but are not part of the Trust or Managers Trust. These other funds are offered by means of separate prospectuses.


    DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

    CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

----------------
            The Series
--------------------------------------------------------------------------------

    Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.


    PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

    Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.
    The trustees of the Trust and Managers Trust believe that investment in a Series by other potential investors may enable the Series to realize economies of scale that could reduce operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
    Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

    CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE

    The Guardian Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.
    The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time on each day that the NYSE is open.

    AMT Guardian Investments values its equity securities (including options) listed on the NYSE, the American Stock Exchange, other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Series value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


    If N&B Management believes that the price of a security obtained under the Series' valuation procedures (as described above) does not represent the amount that the Series reasonably expects to receive on a current sale of the security, the Series will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

-----------------------------------------------
            Dividends and Other Distributions
--------------------------------------------------------------------------------
    The Guardian Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.
    The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

----------------
            Tax Status
--------------------------------------------------------------------------------

    The Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will not have to pay Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. The Portfolio intends to distribute all of its net income and gains to its shareholders each year.


    Certain Portfolios and Series of the Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits). AMT Guardian Investments and the Guardian Portfolio have applied for a similar ruling.

    The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS


    The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" on page 18.

    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
    The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.
    AMT Guardian Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.
    Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, certain Portfolios and Series of the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of
Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test. AMT Guardian Investments and the Guardian Portfolio have applied for a similar ruling.

MANAGEMENT AND ADMINISTRATION

-------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------
    The trustees of the Trust and Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

--------------------------------------------------------------------------------
            Investment Manager, Administrator, Sub-Adviser and Distributor
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman acts as sub-adviser for the Series and other mutual funds managed by N&B Management. These funds had aggregate net assets of approximately $20.7 billion as of December 31, 1997.


    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


    Kent C. Simons and Kevin L. Risen are primarily responsible for the day-to-day management of AMT Guardian Investments. Messrs. Simons and Risen are Vice Presidents of N&B Management and principals of Neuberger&Berman, and have had primary responsibility for AMT Guardian Investments since its inception in October 1997. Mr. Simons has been a portfolio manager for Neuberger&Berman since 1981. Mr. Risen has been a portfolio manager for Neuberger&Berman since 1996. He was a research analyst at Neuberger&Berman from 1992 to 1995.

    N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.
    Neuberger&Berman acts as the principal broker for the Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $120 million of their own money in Neuberger&Berman Funds.
    To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.


    YEAR 2000. Like other financial and business organizations, the Portfolios and Series could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Portfolios' and Series' other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Series purchase. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios and Series.


---------------
            Expenses
--------------------------------------------------------------------------------
    N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management may sub-contract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

------------------------------------------------
            Fees (as percentage of average daily net assets)
--------------------------------------------------------------------------------


              MANAGEMENT (SERIES)      ADMINISTRATION (PORTFOLIO)
-----------------------------------------------------------------
GUARDIAN  0.55% of first $250 million          0.30%
          0.525% of next $250 million
          0.50% of next $250 million
          0.475% of next $250 million
          0.45% of next $500 million
          0.425% of over $1.5 billion

    The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

----------------------------
            Expense Limitation
--------------------------------------------------------------------------------
    N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, including the compensation of N&B Management, and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.00% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio. The Portfolio has in turn agreed to repay N&B Management through December 31, 1999, for the excess operating expenses N&B Management reimburses to the Portfolio, so long as the Portfolio's annual operating expenses during that period do not exceed the expense limitation.

    The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

-------------------------------------------------
            Transfer and Dividend Paying Agent
--------------------------------------------------------------------------------

    State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

-------------------------------------------------------------
            Distribution and Redemption of Trust Shares
--------------------------------------------------------------------------------
    Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.
    The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
    Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

------------------------
            Distribution Plan
--------------------------------------------------------------------------------
    The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.
    The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.
    Under the Distribution Plan, N&B Management is required to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES


    N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.
DESCRIPTION OF INVESTMENTS


    In addition to the securities referred to in "Investment Program" herein, AMT Guardian Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


    U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (formerly Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation, Student Loan Marketing Association (commonly known as Sallie Mae), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.



    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Series may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under Section 4(2) of the Securities Act of 1933, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Series may be subject to legal restrictions which could be costly to the Series. Due to the absence of an active trading market, a Series may experience difficulty in valuing or disposing of illiquid securities.



    EQUITY SECURITIES. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price.

Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Equity securities' prices fluctuate based on changes in a corporation's financial condition and on changes in market or economic conditions, which may cause fluctuations in the Portfolio's NAV per share.



    FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

    The Series may only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including American Depositary Receipts (ADRs). Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.
    The Series may invest in ADRs, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.
    Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices which may cause delays and expose the Series to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; nationalization, or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.
    In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate between the U.S. dollar and a foreign currency will reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.
    JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil and is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.
    FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar denominated corporate and government debt securities of foreign issuers.
    FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.
    If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

    CALL OPTIONS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. When the Series writes a covered call option against a security, the Series is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Series may realize on the security during the option period is the fixed price. The Series continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

    The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The writing of options could result in significant increases in the Series' turnover rate.

    The primary risks in using call options are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the options; (2) possible lack of a liquid secondary market for options and the resulting inability to close out an options contract when desired; (3) the fact that the use of options is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities; (4) the fact that, although use of options for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of options. When the Series uses options, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Options are considered derivatives.


    REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations. The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.


    REVERSE REPURCHASE AGREEMENTS. The Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counter-parties to reverse repurchase agreements.

    CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

    OTHER INVESTMENTS. Although the Series ordinarily invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency securities, investment-grade debt securities, commercial paper, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Series' fixed-income investments is likely to rise.

    SHORT SALES AGAINST-THE-BOX. The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.


    ZERO COUPON AND PAY-IN-KIND SECURITIES. The Series may invest in zero coupon securities. These securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between these securities' purchase price and their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because the Series is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including non-cash income attributable to zero coupon and pay-in-kind securities, the Series may have to dispose of securities to obtain cash for such distributions.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION


    Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about the Portfolio and Series that may be contained in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving the Portfolio's and Series' use of a combined Prospectus and SAI.

                                GROWTH PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                   PROSPECTUS
                                  MAY 1, 1998

                                                                    NBAMT0110598

            Neuberger&Berman

ADVISERS MANAGEMENT TRUST

------------------------
            Growth Portfolio
--------------------------------------------------------------------------------

    Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of eight separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).

    Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").
--------------------------------------------------------------------------------
    THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE GROWTH PORTFOLIO
ONLY.
--------------------------------------------------------------------------------

    EACH PORTFOLIO INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING SERIES (EACH A "SERIES") OF ADVISERS MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AMT GROWTH INVESTMENTS, THE GROWTH PORTFOLIO'S CORRESPONDING SERIES, IS MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED(R) ("N&B MANAGEMENT"). AMT GROWTH INVESTMENTS INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE GROWTH PORTFOLIO. THE INVESTMENT PERFORMANCE OF THE GROWTH PORTFOLIO DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF AMT GROWTH INVESTMENTS. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS STRUCTURE THAT YOU SHOULD CONSIDER, SEE "INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 11.


    Please read this Prospectus before investing in the Growth Portfolio and keep it for future reference. It contains information about the Growth Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

    The SEC maintains an internet site at http://www.sec.gov that contains this Prospectus, the SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

                        DATE OF PROSPECTUS: MAY 1, 1998

TABLE OF CONTENTS



    SUMMARY                                 3
The Portfolios and Series                   3
Risk Factors                                3
Management                                  4
The Neuberger&Berman Investment Approach    4

    FINANCIAL HIGHLIGHTS                    5
Selected Per Share Data and Ratios          5

    INVESTMENT PROGRAM                      7
AMT Growth Investments                      7
Special Considerations of Small- and
  Mid-Cap Company Stocks                    7
Short-Term Trading; Portfolio Turnover      8
Other Investments                           8
Ratings of Debt Securities                  8
Borrowings                                  9

    PERFORMANCE INFORMATION                10

    INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS      11
The Portfolios                             11
The Series                                 11

    SHARE PRICES AND NET ASSET VALUE       13

    DIVIDENDS, OTHER DISTRIBUTIONS AND
    TAX STATUS                             14
Dividends and Other Distributions          14
Tax Status                                 14

    SPECIAL CONSIDERATIONS                 15

    MANAGEMENT AND ADMINISTRATION          16
Trustees and Officers                      16
Investment Manager, Administrator,
  Sub-Adviser and Distributor              16
Expenses                                   17
Expense Limitation                         18
Transfer and Dividend Paying Agent         18

   DISTRIBUTION AND REDEMPTION OF TRUST
   SHARES                                  19
Distribution and Redemption of Trust
  Shares                                   19
Distribution Plan                          19

    SERVICES                               20

    DESCRIPTION OF INVESTMENTS             20

    USE OF JOINT PROSPECTUS AND
    STATEMENT OF ADDITIONAL INFORMATION    25


                                       -

SUMMARY

------------------------------------
            The Portfolios and Series
--------------------------------------------------------------------------------

    Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. This is sometimes called a master/feeder fund structure, because each Portfolio "feeds" shareholders' investments into its corresponding Series, a "master" fund. The trustees of the Trust believe that this structure may benefit shareholders. Although the Trust is currently the only investor in each Series, investment in a Series by investors in addition to the Trust may enable the Series to achieve economies of scale that could reduce expenses. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 11. For more details about AMT Growth Investments, its investments and their risks, see "Investment Program" on page 7, "Ratings of Debt Securities" on page 8, "Borrowings" on page 9, and "Description of Investments" on page 20.

    A summary of important features of the Growth Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page 7, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.

      NEUBERGER&BERMAN                     INVESTMENT                          PRINCIPAL SERIES
 ADVISERS MANAGEMENT TRUST                  OBJECTIVE                             INVESTMENTS

----------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO              Capital appreciation, without regard   Securities believed to have the
                              to income                              maximum potential for long-term
                                                                     capital appreciation. Portfolio
                                                                     managers seek stocks of companies
                                                                     that are projected to grow at above-
                                                                     average rates and that may appear
                                                                     poised for a period of accelerated
                                                                     earnings
-                             -


-------------------
            Risk Factors
--------------------------------------------------------------------------------

    An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Growth Investments, in equity securities, foreign securities, options and futures contracts, zero coupon bonds and pay-in-kind bonds.

-------------------
            Management
--------------------------------------------------------------------------------
    N&B Management, with the assistance of Neuberger&Berman, LLC
("Neuberger&Berman") as sub-adviser, selects investments for AMT Growth Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" on page 16.

--------------------------------------------------------------
            The Neuberger&Berman Investment Approach
--------------------------------------------------------------------------------

    AMT Growth Investments is managed using a growth-oriented investment approach. A growth approach seeks stocks of companies that N&B Management projects will grow at above-average rates and faster than others expect. While a growth portfolio manager may be willing to pay a higher multiple of earnings per share than a value manager, the multiple tends to be reasonable relative to the manager's expectation of the company's earnings growth rate.

FINANCIAL HIGHLIGHTS

--------------------------------------------------
            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

    The financial information in the following table for the Growth Portfolio as of December 31, 1997 has been audited by its independent auditors. You may obtain further information about AMT Growth Investments and the performance of the Growth Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free copies of the annual report. Also, see "Performance Information" on page 10.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

------------------------
            Growth Portfolio
-------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)



                                                                    Year Ended December 31,
                               1997(2)   1996(2)     1995(2)     1994     1993     1992     1991      1990      1989      1988
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                         $25.78      $25.86      $20.31   $24.28   $23.27   $21.47    $16.82    $20.28    $16.20    $12.86
                                ------------------------------------------------------------------------------------------------
Income From Investment
  Operations
  Net Investment Income
    (Loss)                       (.03)       (.07)        .01      .07      .13      .21       .31       .43       .43       .32
  Net Gains or Losses on
    Securities (both realized
    and unrealized)              7.06        2.34        6.26    (1.11)    1.42     1.82      4.64     (2.04)     4.24      3.02
                                ------------------------------------------------------------------------------------------------
      Total From Investment
        Operations               7.03        2.27        6.27    (1.04)    1.55     2.03      4.95     (1.16)     4.67      3.34
                                ------------------------------------------------------------------------------------------------
Less Distributions
  Dividends (from net
    investment income)             --        (.01)       (.05)    (.12)    (.17)    (.23)     (.30)     (.29)     (.27)       --
  Distributions (from net
    capital gains)              (2.27)      (2.34)       (.67)   (2.81)    (.37)      --        --     (1.56)     (.32)       --
                                ------------------------------------------------------------------------------------------------
      Total Distributions       (2.27)      (2.35)       (.72)   (2.93)    (.54)    (.23)     (.30)    (1.85)     (.59)       --
                                ------------------------------------------------------------------------------------------------
Net Asset Value, End of Year   $30.54      $25.78      $25.86   $20.31   $24.28   $23.27    $21.47    $16.82    $20.28    $16.20
                                ------------------------------------------------------------------------------------------------
Total Return(3)                +29.01%      +9.14%     +31.73%   -4.99%   +6.79%   +9.54%   +29.73%    -8.19%   +29.47%   +25.97%
                                ------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in
    millions)                  $583.7      $566.4      $537.8   $369.3   $366.5   $304.8    $228.9    $118.8     $92.8     $48.7
                                ------------------------------------------------------------------------------------------------
  Ratio of Gross Expenses to
    Average Net Assets(4)         .90%        .92%        .90%      --       --       --        --        --        --        --
  Ratio of Net Expenses to
    Average Net Assets            .90%        .92%        .90%     .84%     .81%     .82%      .86%      .91%      .97%      .92%
                                ------------------------------------------------------------------------------------------------
  Ratio of Net Investment
    Income (Loss) to Average
    Net Assets                   (.11%)      (.30%)       .04%     .26%     .52%     .92%     1.43%     2.12%     2.10%     2.12%
                                ------------------------------------------------------------------------------------------------
  Portfolio Turnover Rate(5)       --          --           9%      46%      92%      63%       57%       76%      105%       95%
                                ------------------------------------------------------------------------------------------------



  NOTES:


1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.


2)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.


3)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown.


4)For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


5)The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate or paid any brokerage commissions. Portfolio turnover rates for AMT Growth Investments for the period from May 1, 1995 to December 31, 1995 and the years ended December 31, 1996 and 1997 were 35%, 57% and 113%, respectively. The average commission rates paid for the period from May 1, 1995 to December 31, 1995 and for the years ended December 31, 1996 and 1997 were $0.0412, $0.0582 and $0.0386, respectively.

INVESTMENT PROGRAM

    The investment policies and limitations of the Growth Portfolio and its corresponding Series, AMT Growth Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Growth Investments invests. For an explanation of some types of investments, see "Description of Investments" on page 20.
    Investment policies and limitations of the Growth Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.
    Additional investment techniques, features, and limitations concerning AMT Growth Investments' investment program are described in the SAI.

-----------------------------------
            AMT Growth Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Growth Investments and its corresponding Portfolio is to seek capital appreciation without regard to income. The investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

    AMT Growth Investments currently intends to focus primarily on the securities of medium-capitalization companies believed by N&B Management to have the maximum potential for long-term capital appreciation. However, the Series can invest in the securities of companies from any capitalization level. Companies with equity market capitalizations from $300 million to $10 billion at the time of investment are considered medium-capitalization companies. The Trust and Managers Trust may revise this definition based on market conditions. The portfolio managers do not seek to invest in securities that pay dividends or interest, and any such income is incidental.

    The Series uses a growth-oriented investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than securities likely to be purchased by other Series. In selecting stocks, N&B Management considers, among other factors, a company's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuation and other investment criteria. The Series also diversifies its investments among companies and industries.
    The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.

--------------------------------------------------------------------------------
            Special Considerations of Small- and Mid-Cap Company Stocks
--------------------------------------------------------------------------------

    Investments in small- and mid-cap company stocks may present greater opportunities for capital appreciation than investments in stocks of large-capitalization companies. However, small- and mid-cap company stocks may have higher risk and volatility. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Small- and mid-cap company stocks generally are not as broadly traded as large-cap company stocks and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by the Series would be reflected in the Portfolio's net asset value. Small- and mid-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market.

-----------------------------------------------------
            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------

    While AMT Growth Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when N&B Management believes that such action is advisable. It is anticipated that the annual portfolio turnover rate of AMT Growth Investments may exceed 100% of some fiscal years. See "Notes to Financial Highlights" for more information about the portfolio turnover rates for the Growth Portfolio and AMT Growth Investments.


    Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Series and indirectly by the Portfolio) and a possible increase in short-term gains (or losses). See "Dividends, Other Distributions and Tax Status" on page 14.


--------------------------
            Other Investments
--------------------------------------------------------------------------------

    For temporary defensive purposes, AMT Growth Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

    To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

-------------------------------------
            Ratings of Debt Securities
--------------------------------------------------------------------------------
    HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services Inc., or Duff & Phelps Credit Rating Co., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.
    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed to be of comparable quality by N&B Management to such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.
    If the quality of securities held by AMT Growth Investments deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.

    The value of the fixed income securities in which the Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security. The value of fixed income securities is also affected by the creditworthiness of the issuer.

    Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

-----------------
            Borrowings
--------------------------------------------------------------------------------
    AMT Growth Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money or to enter into repurchase agreements. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

PERFORMANCE INFORMATION


    Performance information for the Growth Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period, the five-year period and ten-year period and since inception through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

    All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and other expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.
    Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

---------------------
            The Portfolios
--------------------------------------------------------------------------------
    Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

    N&B Management serves as investment manager to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Portfolios and the Series, but are not part of the Trust or Managers Trust. These other funds are offered by means of separate prospectuses.

    DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.
    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.
    CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

----------------
            The Series
--------------------------------------------------------------------------------

    Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

    PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

    Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.
    The trustees of the Trust and Managers Trust believe that investment in a Series by other potential investors may enable the Series to realize economies of scale that could reduce operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
    Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.
    INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.
    CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE

    The Growth Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.
    The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time on each day the NYSE is open.

    AMT Growth Investments values its equity securities (including options) listed on the NYSE, the American Stock Exchange, other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Series values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


    IF N&B Management believes that the price of a security obtained under the Series' valuation procedures (as described above) does not represent an amount that the Series reasonably expects to receive on a current sale of the security, the Series will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

-----------------------------------------------
            Dividends and Other Distributions
--------------------------------------------------------------------------------
    The Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.
    The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

----------------
            Tax Status
--------------------------------------------------------------------------------

    The Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will not have to pay Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. The Portfolio intends to distribute all of its net income and gains to its shareholders each year.

    The Trust and Managers Trust have received a ruling from the Internal Revenue Service that the Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that the Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that the Series will not be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

    The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS

    The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" on page 19.
    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
    The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.
    AMT Growth Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.
    Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.

MANAGEMENT AND ADMINISTRATION

-------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------
    The trustees of the Trust and Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

--------------------------------------------------------------------------------
            Investment Manager, Administrator, Sub-Adviser and Distributor
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman acts as sub-adviser for the Series and other mutual funds managed by N&B Management. These funds had aggregate net assets of approximately $20.7 billion as of December 31, 1997.


    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

    Jennifer K. Silver and Brooke A. Cobb are primarily responsible for the day-to-day management of AMT Growth Investments. Ms. Silver is Director of the Neuberger&Berman Growth Equity Group, and both she and Mr. Cobb are Vice Presidents of N&B Management. Ms. Silver is a principal of Neuberger&Berman. Both Ms. Silver and Mr. Cobb have had responsibility for AMT Growth Investments since July 1997. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser. Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent investment adviser.
    N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.
    Neuberger&Berman acts as the principal broker for the Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.
    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $120 million of their own money in Neuberger&Berman Funds.
    To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

    YEAR 2000. Like other financial and business organizations, the Portfolios and Series could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Portfolios' and Series' other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Series purchase. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios and Series.


---------------
            Expenses
--------------------------------------------------------------------------------
    N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management may sub-contract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

--------------------------------------------------------------------------------
            Fees (as percentage of average daily net assets)
--------------------------------------------------------------------------------


                                         MANAGEMENT (SERIES)      ADMINISTRATION (PORTFOLIO)
------------------------------------------------------------------------------------------------------------------
GROWTH                               0.55% of first $250 million          0.30%
                                     0.525% of next $250 million
                                     0.50% of next $250 million
                                     0.475% of next $250 million
                                     0.45% of next $500 million
                                     0.425% of over $1.5 billion

    The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

---------------------------
            Expense Limitation
--------------------------------------------------------------------------------
     N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, excluding the compensation of N&B Management, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.
    The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

-------------------------------------------------
            Transfer and Dividend Paying Agent
--------------------------------------------------------------------------------

    State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

--------------------------------------------------------------
            Distribution and Redemption of Trust Shares
--------------------------------------------------------------------------------
    Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.
    The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
    Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

-------------------------
            Distribution Plan
--------------------------------------------------------------------------------
    The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.
    The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.
    Under the Distribution Plan, N&B Management is required to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES


    N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS


    In addition to the securities referred to in "Investment Program" herein, AMT Growth Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.



    U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, (formerly Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.



    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Series may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Series may be subject to legal restrictions which could be costly to the Series.



    EQUITY SECURITIES.    Equity securities may include common stocks, preferred
stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Equity securities' prices fluctuate based on changes in a corporation's financial condition and on changes in markets or economic conditions, which may cause fluctuations in the Portfolio's NAV per share.



    FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

    The Series may only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.
    The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.
    Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices which may cause delays and expose the Series to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation, nationalization, or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments, limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.
    In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate between the U.S. dollar and a foreign currency will reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

    JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil and is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

    FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers.

    FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.
    If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.


    CALL OPTIONS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. When the Series writes a covered call option against a security, the Series is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Series may realize on the security during the option period is the fixed price. The Series continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.


    The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The writing of options could result in significant increases in the Series' turnover rate.


    The primary risks in using call options are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the options; (2) possible lack of a liquid secondary market for options and the resulting inability to close out an option when desired; (3) the fact that the use of options is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities;
(4) the fact that, although use of options for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. When the Series uses options, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Options contracts are considered derivatives.


    FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities that will be issued at a future date (generally within two months) and pays for the securities when they are delivered. If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase, which may magnify fluctuation in the Series' and the Portfolio's NAV.



    REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations. The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.



    REVERSE REPURCHASE AGREEMENTS. The Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counter-parties to reverse repurchase agreements.


    CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.


    OTHER INVESTMENTS. Although the Series ordinarily invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Series' fixed income investments is likely to rise.

    SHORT SELLING. The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

    In addition, the Series may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which N&B Management believes possess volatility characteristics similar to those being hedged and may use short sales in an attempt to realize gain. To effect a short sale, the Series will borrow a security from a brokerage firm to make delivery to the buyer. The Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Series is required to pay to the lender any dividends and may be required to pay a premium or interest. The Series will realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. The Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Series may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.



    ZERO COUPON AND PAY-IN-KIND SECURITIES. The Series may invest in zero coupon securities. These securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between these securities' purchase price and their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because the Series is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including non-cash income attributable to zero coupon and pay-in-kind securities, the Series may have to dispose of securities to obtain cash for such distributions.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION

    Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                        LIMITED MATURITY BOND PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                   PROSPECTUS
                                  MAY 1, 1998

                                                                    NBAMT0120598

            Neuberger&Berman
ADVISERS MANAGEMENT TRUST

--------------------------------------------
            Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------

    Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of eight separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).

    Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").
    THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE LIMITED MATURITY BOND PORTFOLIO ONLY.
--------------------------------------------------------------------------------
    EACH PORTFOLIO INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING SERIES (EACH A "SERIES") OF ADVISERS MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AMT LIMITED MATURITY BOND INVESTMENTS, THE LIMITED MATURITY BOND PORTFOLIO'S CORRESPONDING SERIES, IS MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED(R) ("N&B MANAGEMENT"). AMT LIMITED MATURITY BOND INVESTMENTS INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE LIMITED MATURITY BOND PORTFOLIO. THE INVESTMENT PERFORMANCE OF THE LIMITED MATURITY BOND PORTFOLIO DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF AMT LIMITED MATURITY BOND INVESTMENTS. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS STRUCTURE THAT YOU SHOULD CONSIDER, SEE "INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 13.
    Please read this Prospectus before investing in the Limited Maturity Bond Portfolio and keep it for future reference. It contains information about the Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.
    The SEC maintains an internet site at http://www.sec.gov that contains this Prospectus, the SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

                        DATE OF PROSPECTUS: MAY 1, 1998

TABLE OF CONTENTS

    SUMMARY                                 3
The Portfolios and Series                   3
Risk Factors                                3
Management                                  4

    FINANCIAL HIGHLIGHTS                    5
Selected Per Share Data and Ratios          5

    INVESTMENT PROGRAM                      8
AMT Limited Maturity Bond Investments       8
Short-Term Trading; Portfolio Turnover      9
Other Investments                           9
Ratings of Debt Securities                  9
Borrowings                                 10
Duration                                   11

    PERFORMANCE INFORMATION                12

    INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS      13
The Portfolios                             13
The Series                                 13

    SHARE PRICES AND NET ASSET VALUE       15

    DIVIDENDS, OTHER DISTRIBUTIONS AND
    TAX STATUS                             16
Dividends and Other Distributions          16
Tax Status                                 16

    SPECIAL CONSIDERATIONS                 17

    MANAGEMENT AND ADMINISTRATION          18
Trustees and Officers                      18
Investment Manager, Administrator,
 Sub-Adviser and Distributor               18
Expenses                                   19
Expense Limitation                         20
Transfer and Dividend Paying Agent         20

    DISTRIBUTION AND REDEMPTION OF TRUST
    SHARES                                 21
Distribution and Redemption of Trust
  Shares                                   21
Distribution Plan                          21

    SERVICES                               22

    DESCRIPTION OF INVESTMENTS             22

    USE OF JOINT PROSPECTUS AND
    STATEMENT OF ADDITIONAL INFORMATION    28

SUMMARY

------------------------------------
            The Portfolios and Series
--------------------------------------------------------------------------------

    Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. This is sometimes called a master/feeder structure, because each Portfolio "feeds" shareholders' investments into its corresponding Series, a "master" fund. The trustees of the Trust believe that this structure may benefit shareholders. Although the Trust is currently the only investor in each Series, investment in a Series by investors in addition to the Trust may enable the Series to achieve economies of scale that could reduce expenses. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 13. For more details about AMT Limited Maturity Bond Investments, its investments and their risks, see "Investment Program" on page 8, "Ratings of Debt Securities" on page 9, "Borrowings" on page 10, and "Description of Investments" on page 22.

    A summary of important features of the Limited Maturity Bond Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page 8, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.

      NEUBERGER&BERMAN                     INVESTMENT                          PRINCIPAL SERIES
 ADVISERS MANAGEMENT TRUST                  OBJECTIVE                             INVESTMENTS
----------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND         Highest current income consistent      Short- to intermediate-term debt
PORTFOLIO                     with low risk to principal and         securities, primarily investment
                              liquidity; and secondarily, total      grade
                              return
-                             -

-------------------
            Risk Factors
--------------------------------------------------------------------------------

    An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Limited Maturity Bond Investments, in foreign securities, options and futures contracts, zero coupon bonds, pay-in-kind bonds and debt securities rated below investment grade. AMT Limited Maturity Bond Investments invests in fixed income securities, the value of which, measured in the securities in which they are denominated, is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. The value of debt securities is also affected by the creditworthiness of the issuer.

    AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities that are below investment grade but that are rated at least B or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P") or, if unrated, deemed by N&B Management to be of comparable quality ("comparable unrated securities"). Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" on page 9 and "Fixed Income Securities" in the SAI.

-------------------
            Management
--------------------------------------------------------------------------------
    N&B Management, with the assistance of Neuberger&Berman, LLC
("Neuberger&Berman") as sub-adviser, selects investments for AMT Limited Maturity Bond Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" on page 18.

FINANCIAL HIGHLIGHTS

--------------------------------------------------
            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

    The financial information in the following table for the Limited Maturity Bond Portfolio as of December 31, 1997 has been audited by its independent auditors. You may obtain further information about AMT Limited Maturity Bond Investments and the performance of the Limited Maturity Bond Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free copies of the annual report. Also, see "Performance Information" on page 12.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

--------------------------------------------
            Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                                     Year Ended December 31,
                                   1997(2)   1996(2)   1995(2)    1994     1993     1992     1991     1990     1989    1988(3)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                             $14.05     $14.71    $14.02   $14.66   $14.33   $14.32   $13.62   $13.48   $13.01   $12.14
                                    ------------------------------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income               .88        .92       .82      .78      .84     1.03     1.04     1.15     1.12      .92
  Net Gains or Losses on
    Securities (both realized and
    unrealized)                       .02       (.34)      .65     (.80)     .08     (.33)     .43     (.10)(4)  .20     (.05)
                                    ------------------------------------------------------------------------------------------
      Total From Investment
        Operations                    .90        .58      1.47     (.02)     .92      .70     1.47     1.05     1.32      .87
                                    ------------------------------------------------------------------------------------------
Less Distributions
  Dividends (from net investment
    income)                          (.83)     (1.24)     (.78)    (.55)    (.52)    (.66)    (.77)    (.91)    (.85)      --
  Distributions (from net capital
    gains)                             --         --        --     (.07)    (.07)    (.03)      --       --       --       --
                                    ------------------------------------------------------------------------------------------
      Total Distributions            (.83)     (1.24)     (.78)    (.62)    (.59)    (.69)    (.77)    (.91)    (.85)      --
                                    ------------------------------------------------------------------------------------------
Net Asset Value, End of Year       $14.12     $14.05    $14.71   $14.02   $14.66   $14.33   $14.32   $13.62   $13.48   $13.01
                                    ------------------------------------------------------------------------------------------
Total Return(5)                     +6.74%     +4.31%   +10.94%    -.15%   +6.63%   +5.18%  +11.34%   +8.32%  +10.77%   +7.17%
                                    ------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in
    millions)                      $251.1     $256.9   $ 238.9   $344.8   $343.5   $187.0    $83.0    $46.0    $31.5    $25.4
                                    ------------------------------------------------------------------------------------------
  Ratio of Gross Expenses to
    Average Net Assets(6)             .77%       .78%      .71%      --       --       --       --       --       --       --
  Ratio of Net Expenses to
    Average Net Assets                .77%       .78%      .71%     .66%     .64%     .64%     .68%     .76%     .88%    1.01%
                                    ------------------------------------------------------------------------------------------
  Ratio of Net Investment Income
    to Average Net Assets            6.27%      6.01%     5.99%    5.42%    5.19%    5.80%    6.61%    7.66%    8.11%    7.15%
                                    ------------------------------------------------------------------------------------------
  Portfolio Turnover Rate(7)           --         --        27%      90%     159%     114%      77%     124%     116%     197%
                                    ------------------------------------------------------------------------------------------

  NOTES:
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3)On May 2, 1988, the predecessor of the Portfolio changed its primary investment objective to obtain the highest current income consistent with low risk to principal and liquidity through investments in limited maturity debt securities.
4)The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for the Portfolio.
5)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown.

6)For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


7)The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The Portfolio turnover rates for AMT Limited Maturity Bond Investments for the period from May 1, 1995 to December 31, 1995 and the years ended December 31, 1996 and 1997 were 78%, 132%, and 86%, respectively.

INVESTMENT PROGRAM

    The investment policies and limitations of the Limited Maturity Bond Portfolio and its corresponding Series, AMT Limited Maturity Bond Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Limited Maturity Bond Investments invests. For an explanation of some types of investments, see "Description of Investments" on page 22.
    Investment policies and limitations of the Limited Maturity Bond Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.
    Additional investment techniques, features, and limitations concerning AMT Limited Maturity Bond Investments' investment program are described in the SAI.

-------------------------------------------------------
            AMT Limited Maturity Bond Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Limited Maturity Bond Investments and the Limited Maturity Bond Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.
    AMT Limited Maturity Bond Investments seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends. The Series invests in a diversified portfolio consisting primarily of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's, S&P, or another nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. The dollar-weighted average duration of the Series will not exceed four years, although the Series may invest in individual securities of any duration. The Series' dollar-weighted average maturity may range up to five years. Securities in which the Series may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The Series may invest in fixed, variable or inflation-indexed debt securities.
    AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in fixed-income securities that are below investment grade, including comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. AMT Limited Maturity Bond Investments will invest in debt securities rated at the time of purchase, at least B by Moody's or S&P or, if unrated by either of those entities, comparable unrated securities. AMT Limited Maturity Bond Investments may invest up to 5% of its net assets, measured at the time of investment, in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities. For more information on lower rated securities, see "Ratings of Debt Securities" on page 9, "Fixed Income Securities" and Appendix A in the SAI.

-----------------------------------------------------
            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------
    While AMT Limited Maturity Bond Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when N&B Management believes that such action is advisable. See "Notes to Financial Highlights" for more information about the portfolio turnover rates for the Limited Maturity Bond Portfolio and AMT Limited Maturity Bond Investments.

--------------------------
            Other Investments
--------------------------------------------------------------------------------
    For temporary defensive purposes, AMT Limited Maturity Bond Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing, and may adopt shorter weighted average duration than normal.
    To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

-------------------------------------
            Ratings of Debt Securities
--------------------------------------------------------------------------------
    HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as S&P, Moody's, Fitch Investors Services, Inc., or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.
    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed by N&B Management to be of comparable quality. Securities rated by Moody's in its fourth highest category
(Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.
    LOWER-RATED DEBT SECURITIES. AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities that are below investment grade, but rated at least B by Moody's or S&P, or comparable unrated securities. For purposes of these limits, the definition of investment grade shall be as described above under "Investment Grade Debt Securities."
    Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominately speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy.
    Changes in economic conditions, changes in interest rates, or developments regarding the entity issuing the security are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of N&B Management. It is uncertain how high-yield securities will perform in a market with rising or continually high interest rates. Additionally, lower-rated debt securities tend to be less liquid than other securities because the market for them may not be as broad or active; judgment may play a greater role in pricing such securities than it does for more liquid securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting the Series' holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associated risks.
    If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.
    Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

    The following table shows the ratings of debt securities held by AMT Limited Maturity Bond Investments during the fiscal year ended December 31, 1997. As of May 1, 1996, the Series was authorized to invest up to 10% of its net assets in debt securities that are below investment grade. The percentages in each category represent the average of dollar-weighted month-end holdings during the period. These percentages are historical only and are not necessarily representative of the ratings of current and future holdings.



                                                         MOODY'S                      S&P
                                                 (AS A % OF INVESTMENTS)    (AS A % OF INVESTMENTS)
                INVESTMENT GRADE                   RATING       AVERAGE       RATING       AVERAGE
----------------------------------------------------------------------------------------------------
Treasury/Agency*                                  TSY/AGY        12.80%      TSY/AGY        12.80%
Highest quality                                     Aaa          19.55%        AAA          19.71%
High quality                                        Aa            5.36%        AA            2.19%
Upper-Medium grade                                   A           21.10%         A           25.96%
Medium grade                                        Baa          23.12%        BBB          27.04%
LOWER QUALITY**
Moderately speculative                              Ba           11.55%        BB            6.17%
Speculative                                          B            6.12%         B            5.73%
Highly Speculative                                  Caa             --         CCC             --
Poor Quality                                        Ca              --         CC              --
Lowest quality, no interest                          C              --          C              --
In default, in arrears                              --              --          D              --
TOTAL                                                            99.60%+                    99.60%+

 * U.S. Government and Agency Securities are not rated by Moody's or S&P.
** Includes securities rated investment grade by other NRSROs.
 + Moody's and S&P did not rate every security purchased during this period.


-----------------
            Borrowings
-------------------------------------------------------------------------------
    AMT Limited Maturity Bond Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.

--------------
            Duration
--------------------------------------------------------------------------------
    Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity" in portfolio selection for AMT Limited Maturity Bond Investments. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.
    Futures, options, and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Series' duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.
    There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.

PERFORMANCE INFORMATION

    Performance information for the Limited Maturity Bond Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period, five-year period and ten-year period and since inception through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.
    All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and other expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.
    Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

INFORMATION REGARDING ORGANIZATION,

CAPITALIZATION, AND OTHER MATTERS

---------------------
            The Portfolios
--------------------------------------------------------------------------------
    Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
     N&B Management serves as investment manager to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Portfolios and the Series, but are not part of the Trust or Managers Trust. These other funds are offered by means of separate prospectuses.
    DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.
    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.
    CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

-----------------
            The Series
--------------------------------------------------------------------------------

    Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.


    PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

    Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.
    The trustees of the Trust and Managers Trust believe that investment in a Series by other potential investors may enable the Series to realize economies of scale that could reduce operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
    Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.
    CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE

    The Limited Maturity Bond Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.
    The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time, on each day the NYSE is open.
    The Series generally values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair market value. The Series periodically verifies valuations provided by pricing services. Short term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

    If N&B Management believes that the price of a security obtained under the Series' valuation procedures (as described above) does not represent the amount that the Series reasonably expects to receive on a current sale of the security, the Series will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

-----------------------------------------------
            Dividends and Other Distributions
--------------------------------------------------------------------------------
    The Limited Maturity Bond Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.
    The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

-----------------
            Tax Status
--------------------------------------------------------------------------------
    The Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will not have to pay Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. The Portfolio intends to distribute all of its net income and gains to its shareholders each year.
    The Trust and Managers Trust have received a ruling from the Internal Revenue Service that the Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that the Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that the Series will not be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).
    The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS

    The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" on page 21.
    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
    The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.
    The Limited Maturity Bond Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.
    Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.

MANAGEMENT AND ADMINISTRATION

-------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------
    The trustees of the Trust and Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

--------------------------------------------------------------------------------
            Investment Manager, Administrator, Sub-Adviser and Distributor
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Series of Managers Trust, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman acts as sub-adviser for the Series and other mutual funds managed by N&B Management. These funds had aggregate net assets of approximately $20.7 billion as of December 31, 1997.


    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

    Theodore P. Giuliano is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $10.5 billion of assets as of December 31, 1997.
    Thomas G. Wolfe and Mr. Giuliano are primarily responsible for the day-to-day management of AMT Limited Maturity Bond Investments. Mr. Wolfe has been primarily responsible for AMT Limited Maturity Bond Investments since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.
    N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.
    Neuberger&Berman acts as the principal broker for the Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.
    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $120 million of their own money in Neuberger&Berman Funds.
    To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

    YEAR 2000. Like other financial and business organizations, the Portfolios and Series could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Portfolios' and Series' other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Series purchase. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios and Series.


---------------
            Expenses
--------------------------------------------------------------------------------
    N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

------------------------------------------------
            Fees (as percentage of average daily net assets)
--------------------------------------------------------------------------------


                           MANAGEMENT (SERIES)      ADMINISTRATION (PORTFOLIO)
------------------------------------------------------------------------------
LIMITED MATURITY BOND  0.25% of first $500 million          0.40%
                       0.225% of next $500 million
                       0.20% of next $500 million
                       0.175% of next $500 million
                       0.15% of over $2 billion

    The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

----------------------------
            Expense Limitation
--------------------------------------------------------------------------------
    N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, excluding the compensation of N&B Management, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.
    The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

-------------------------------------------------
            Transfer and Dividend Paying Agent
--------------------------------------------------------------------------------

    State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolios' assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

--------------------------------------------------------------
            Distribution and Redemption of Trust Shares
--------------------------------------------------------------------------------
    Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.
    The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
    Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

-------------------------
            Distribution Plan
--------------------------------------------------------------------------------
    The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.
    The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.
    Under the Distribution Plan, N&B Management is required to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES


    N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

    In addition to the securities referred to in "Investment Program" herein, AMT Limited Maturity Bond Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.

    U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (formerly Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.


    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Series may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchases agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under Section 4(2) of the Securities Act of 1933, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustee of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Series may be subject to legal restrictions which could be costly to the Series. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities.

    INFLATION-INDEXED SECURITIES. The Series may invest in U.S. Treasury securities and securities of other issuers whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Series holds the securities, the Series may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.
    FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly. AMT Limited Maturity Bond Investments may invest up to 25% of the value of its total assets, measured at the time of investment, in foreign-currency denominated securities.
    The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.
    Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices which may cause delays and expose the Series to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation, nationalization or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.
    In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate between the U.S. dollar and a foreign currency will reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

    JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil and is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

    FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers. The Series may invest in debt securities rated below investment grade and unrated securities.

    FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.
    If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

     PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. When the Series writes a covered call option against a security, the Series is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Series may realize on the security during the option period is the fixed price. The Series continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

     The Series may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by entering into interest-rate futures contracts traded on futures exchanges and purchasing and writing options on futures contracts. The Series also write covered call options and purchase put options on debt securities in its portfolio or on foreign currencies for hedging purposes or for the purpose of producing income. The Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve transactional expense and certain risks, including price volatility and a high degree of leverage. The Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.
    The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The writing of options could result in significant increases in the Series' turnover rate.

    The primary risks in using put and call options, futures contracts, and options on futures contracts, and forward contracts or options on foreign currencies ("Financial Instruments") are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out a Financial Instrument when desired; (3) the fact that the use of Financial Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities;
(4) the fact that, although use of Financial Instruments can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. When the Series uses Financial Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures, options and forward contracts are considered derivatives. Losses that may arise from certain futures transactions are potentially unlimited.


    FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities that will be issued at a future date (generally within two months) and pays for the securities when they are delivered. If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase, which may magnify fluctuation in the Series' and the Portfolio's NAV.


     INDEXED SECURITIES. The Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short- to intermediate-term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

     REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.
    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. In a dollar roll, the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The

Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counter-parties to reverse repurchase agreements and dollar rolls.

    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government Agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, Fannie Mae and Freddie Mac certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


    ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS(SM) ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

    The Series may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Income payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Series.

    CALLABLE BONDS. Many bonds give the issuer the right to repay them early. If the issuer of a callable bond exercises this right during a period of falling interest rates, the Series may not be able to invest the proceeds at a comparably high rate of return.

    SHORT SELLING. The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.
    VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits the Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. Among the variable and floating rate securities in which the Series may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Series to recover its assets may depend on the treatment of GICs under state insurance law. GICs are generally regarded as illiquid.
    ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES. The Series may invest in zero coupon and step coupon securities. These securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between these securities' purchase price and their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because the Series is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including non-cash income attributable to zero coupon and pay-in-kind securities, the Series may have to dispose of securities to obtain cash for such distributions.

    MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION

    Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                             LIQUID ASSET PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                   PROSPECTUS
                                   MAY 1, 1998

                                                                    NBAMT0130598

            Neuberger&Berman
ADVISERS MANAGEMENT TRUST

----------------------------------
            Liquid Asset Portfolio
--------------------------------------------------------------------------------


    Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of eight separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).

    Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").
    THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE LIQUID ASSET PORTFOLIO ONLY.
--------------------------------------------------------------------------------
    EACH PORTFOLIO INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING SERIES (EACH A "SERIES") OF ADVISERS MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AMT LIQUID ASSET INVESTMENTS, THE LIQUID ASSET PORTFOLIO'S CORRESPONDING SERIES, IS MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED(R) ("N&B MANAGEMENT"). AMT LIQUID ASSET INVESTMENTS INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE LIQUID ASSET PORTFOLIO. THE INVESTMENT PERFORMANCE OF THE LIQUID ASSET PORTFOLIO DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF AMT LIQUID ASSET INVESTMENTS. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS STRUCTURE THAT YOU SHOULD CONSIDER, SEE "INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 9.
    An investment in the LIQUID ASSET Portfolio, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government. Although the LIQUID ASSET Portfolio seeks to maintain a net asset value of $1.00 per share, there is no assurance that it will be able to do so.

    Please read this Prospectus before investing in the Liquid Asset Portfolio and keep it for future reference. It contains information about the Liquid Asset Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

    The SEC maintains an internet site at http://www.sec.gov that contains this Prospectus, the SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

                        DATE OF PROSPECTUS: MAY 1, 1998

TABLE OF CONTENTS

    SUMMARY                                 3
The Portfolios and Series                   3
Risk Factors                                3
Management                                  3
    FINANCIAL HIGHLIGHTS                    4
Selected Per Share Data and Ratios          4
    INVESTMENT PROGRAM                      6
AMT Liquid Asset Investments                6
Short-Term Trading                          6
Other Investments                           6
Ratings of Debt Securities                  7
Borrowings                                  7
    PERFORMANCE INFORMATION                 8
    INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS       9
The Portfolios                              9
The Series                                  9
    SHARE PRICES AND NET ASSET VALUE       11
    DIVIDENDS, OTHER DISTRIBUTIONS AND
    TAX STATUS                             12
Dividends and Other Distributions          12
Tax Status                                 12
    SPECIAL CONSIDERATIONS                 13
    MANAGEMENT AND ADMINISTRATION          14
Trustees and Officers                      14
Investment Manager, Administrator,
 Sub-Adviser and Distributor               14
Expenses                                   15
Expense Limitation                         15
Transfer and Dividend Paying Agent         16
    DISTRIBUTION AND REDEMPTION OF TRUST
    SHARES                                 17
Distribution and Redemption of Trust
 Shares                                    17
Distribution Plan                          17
    SERVICES                               18
    DESCRIPTION OF INVESTMENTS             18
    USE OF JOINT PROSPECTUS AND
    STATEMENT OF ADDITIONAL INFORMATION    21

                                       -

SUMMARY

-------------------------------------
            The Portfolios and Series
--------------------------------------------------------------------------------

    Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. This is sometimes called a master/feeder fund structure, because each Portfolio "feeds" shareholders' investments into its corresponding Series, a "master" fund. The trustees of the Trust believe that this structure may benefit shareholders. Although the Trust is currently the only investor in each Series, investments in a Series by investors in addition to the Trust may enable the Series to achieve economies of scale that could reduce expenses. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 9. For more details about AMT Liquid Asset Investments, its investments and their risks, see "Investment Program" on page 6, "Ratings of Debt Securities" on page 7, "Borrowings" on page 7, and "Description of Investments" on page 18.


    A summary of important features of the Liquid Asset Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page 6, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.


    NEUBERGER&BERMAN                 INVESTMENT                      PRINCIPAL SERIES
ADVISERS MANAGEMENT TRUST            OBJECTIVE                       INVESTMENTS
-------------------------------------------------------------------------------------------
LIQUID ASSET PORTFOLIO               Highest current income          High-quality money market
                                     consistent with safety and      instruments of government and
                                     liquidity                       non-government issuers
---                                  -

------------------------
            Risk Factors
--------------------------------------------------------------------------------

    An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Liquid Asset Investments, in foreign securities, zero coupon bonds and pay-in-kind bonds. AMT Liquid Asset Investments invest in fixed income securities, the value of which is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. The value of debt securities is also affected by the creditworthiness of the issuer.


-------------------
            Management
--------------------------------------------------------------------------------
    N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT Liquid Asset Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" on page 14.

FINANCIAL HIGHLIGHTS

----------------------------------------------
            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

    The financial information in the following table for the Liquid Asset Portfolio as of December 31, 1997 has been audited by its independent auditors. You may obtain further information about AMT Liquid Asset Investments and the performance of the Liquid Asset Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free copies of the annual report. Also, see "Performance Information" on page 8.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

----------------------------------
            Liquid Asset Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.


                                                                   YEAR ENDED DECEMBER 31,
                               1997(1)   1996(1)   1995(1)    1994      1993      1992      1991      1990     1989     1988
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                         $.9999    $1.0000   $ .9997   $1.0009   $1.0002   $1.0001   $ .9999   $.9998   $.9998   $1.0000


                                ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
    Net Investment Income       .0461      .0443     .0493     .0328     .0233     .0320     .0547    .0730    .0826     .0648
  Net Gains or Losses on
    Securities                     --     (.0001)(2) .0003        --     .0014     .0002     .0002    .0001       --    (.0002)


                                -----------------------------------------------------------------------------------------------
      Total From Investment
        Operations              .0461      .0442     .0496     .0328     .0247     .0322     .0549    .0731    .0826     .0646


                                -----------------------------------------------------------------------------------------------
Less Distributions
  Dividends (from net
    investment income)         (.0461)    (.0443)   (.0493)   (.0328)   (.0233)   (.0320)   (.0547)  (.0730)  (.0826)   (.0648)
  Distributions (from net
    capital gains)                 --         --        --    (.0012)   (.0007)   (.0001)       --       --       --        --


                                -----------------------------------------------------------------------------------------------
      Total Distributions      (.0461)    (.0443)   (.0493)   (.0340)   (.0240)   (.0321)   (.0547)  (.0730)  (.0826)   (.0648)


                                -----------------------------------------------------------------------------------------------
Net Asset Value, End of Year   $.9999    $ .9999   $1.0000   $ .9997   $1.0009   $1.0002   $1.0001   $.9999   $.9998   $ .9998


                                -----------------------------------------------------------------------------------------------
Total Return(3)                 +4.71%     +4.52%    +5.04%    +3.46%    +2.43%    +3.25%    +5.61%   +7.55%   +8.58%    +6.68%


                                -----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year
    (in millions)              $ 13.4    $  13.5   $  31.9   $   5.3   $   6.8   $  25.4   $  21.5   $ 21.5   $ 11.5   $   9.3


                                -----------------------------------------------------------------------------------------------
  Ratio of Gross Expenses to
    Average Net Assets(4)(5)     1.01%      1.00%     1.01%       --        --        --        --       --       --        --


                                -----------------------------------------------------------------------------------------------
  Ratio of Net Expenses to
    Average Net Assets(4)        1.00%      1.00%     1.01%     1.02%      .88%       --        74%      88%    1.00%     1.00%


                                -----------------------------------------------------------------------------------------------
  Ratio of Net Investment
    Income to Average Net
    Assets(4)                    4.61%      4.44%     4.90%     3.28%     2.34%     3.19%     5.47%    7.30%    8.28%     6.52%


                                -----------------------------------------------------------------------------------------------


  NOTES:
1)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.

2)The amounts shown at this caption for a share outstanding throughout the period may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares.

3)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown.

4)After reimbursement of expenses by N&B Management as described in this Prospectus under "Expense Limitation." Had such action not been undertaken, the annualized ratios of net expenses and net investment income to average daily net assets would have been 1.21% and 4.23%, respectively, for the year ended December 31, 1997, 1.21% and 4.23% in 1996, respectively, 1.25% and 4.66% in 1995, 103% and 3.27% in 1994, respectively, 1.03% and 8.25% in 1989 respectively, and 1.25% and 6.27% in 1988, respectively. There was no reduction of expenses for the years ended December 31, 1990 through and including 1993.

5)For fiscal periods ending after September 1, 1995 the Portfolio is required to calculate an expense ratio without taking into consideration any expense reduction related to expense offset arrangements.

INVESTMENT PROGRAM

    The investment policies and limitations of the Liquid Asset Portfolio and its corresponding Series, AMT Liquid Asset Investments, are identical. The Portfolio invests only in its corresponding series. Therefore, the following shows you the kinds of securities in which AMT Liquid Asset Investments invests. For an explanation of some types of investments, see "Description of Investments" on page 18.
    Investment policies and limitations of the Liquid Asset Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.
    Additional investment techniques, features, and limitations concerning AMT Liquid Asset Investments' investment program are described in the SAI.

----------------------------------------
            AMT Liquid Asset Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Liquid Asset Investments and its corresponding Portfolio is to provide the highest current income consistent with safety and liquidity. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.
    AMT Liquid Asset Investments invests in a portfolio of debt instruments with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. The Series uses the amortized cost method of valuation to enable the Portfolio to maintain a stable $1.00 share price, which means that while Portfolio shares earn income, they should be worth the same when the shareholder sells them as when the shareholder buys them. Of course, there is no guarantee that the Portfolio will be able to maintain a $1.00 share price.
    AMT Liquid Asset Investments invests in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. The Series may invest 25% or more of its total assets in U.S. Government and Agency securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. The Series may also invest in municipal obligations that otherwise meet its criteria for quality and maturity.

------------------------------
            Short-Term Trading
--------------------------------------------------------------------------------

    While AMT Liquid Asset Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when N&B Management believes that such action is advisable.


-----------------------------
            Other Investments
--------------------------------------------------------------------------------

    For temporary defensive purposes, AMT Liquid Asset Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Also, for temporary defensive purposes, the Series may adopt shorter weighted average maturity than normal.

    To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

--------------------------------------
            Ratings of Debt Securities
--------------------------------------------------------------------------------
    HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., or Duff & Phelps Credit Rating Co., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality. If a security has been rated by two or more NRSROs, at least two of them must have given the security a high quality rating in order for AMT Liquid Asset Investments to invest in that security.

    If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will dispose of such securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act").

    Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

----------------------
            Borrowings
--------------------------------------------------------------------------------
    AMT Liquid Asset Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money or to enter into reverse purchase arrangements. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

PERFORMANCE INFORMATION

    From time to time, the Liquid Asset Portfolio's annualized "yield" and "effective yield" may be presented in advertisements and sales literature. The Portfolio's "yield" represents an annualization of the increase in value of an account (excluding any capital changes) invested in the Portfolio for a specific seven-day period. The Portfolio's "effective yield" compounds such yield for a year and thus is greater than the Portfolio's yield.
    All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and other expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.
    Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

--------------------------
            The Portfolios
--------------------------------------------------------------------------------

    Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


    N&B Management serves as the investment manager to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Portfolios and Series but are not part of the Trust or Managers Trust. These other funds are offered by means of separate prospectuses.

    DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.
    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.
    CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

----------------------
            The Series
--------------------------------------------------------------------------------

    Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

    PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

    Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.
    The trustees of the Trust and Managers Trust believe that investment in a Series by other potential investors may enable the Series to realize economies of scale that could reduce operating expenses thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
    Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.
    INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.
    CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE

    The Liquid Asset Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.
    The Portfolio and its corresponding Series calculate their NAVs each day The New York Stock Exchange ("NYSE") is open. AMT Liquid Asset Investments, in accordance with Rule 2a-7 under the 1940 Act, will use the amortized cost method of valuation to enable it to try to maintain a stable NAV of $1.00 per share. The Series values its securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

---------------------------------------------
            Dividends and Other Distributions
--------------------------------------------------------------------------------
    The Liquid Asset Portfolio distributes to its shareholders substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses) and net realized capital gains. Income dividends are declared daily for the Portfolio at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in February.

    The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.


----------------------
            Tax Status
--------------------------------------------------------------------------------

    The Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will not have to pay Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. The Portfolio intends to distribute all of its net income and gains to its shareholders each year.


    The Trust and Managers Trust have received a ruling from the Internal Revenue Service that the Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).


    The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS


    The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" on page 17.

    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
    The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.
    AMT Liquid Asset Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.
    Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.

MANAGEMENT AND ADMINISTRATION

---------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------
    The trustees of the Trust and Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

--------------------------------------------------------------------------------
            Investment Manager, Administrator, Sub-Adviser and Distributor
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman acts as sub-adviser for the Series and other mutual funds managed by N&B Management. These funds had aggregate net assets of approximately $20.7 billion as of December 31, 1997.


    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

    Theodore P. Giuliano is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $9.3 billion of assets as of December 31, 1997.
    Josephine P. Mahaney and Mr. Giuliano are primarily responsible for the day-to-day management of AMT Liquid Asset Investments. Ms. Mahaney, has been a Senior Portfolio Manager in the Fixed Income Group since November 1984, and a Vice President of N&B Management since November 1994.
    N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.
    Neuberger&Berman acts as the principal broker for all Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $120 million of their own money in Neuberger&Berman Funds.
    To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

    YEAR 2000. Like other financial and business organizations, the Portfolios and Series could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Portfolios' and Series' other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Series purchase. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios and Series.


--------------------
            Expenses
--------------------------------------------------------------------------------
    N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management may sub-contract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

------------------------------------------------------------
            Fees (as percentage of average daily net assets)
--------------------------------------------------------------------------------


                   MANAGEMENT (SERIES)      ADMINISTRATION (PORTFOLIO)
----------------------------------------------------------------------
LIQUID ASSET   0.25% of first $500 million          0.40%
               0.225% of next $500 million
               0.20% of next $500 million
               0.175% of next $500 million
               0.15% of over $2 billion

    The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

------------------------------
            Expense Limitation
--------------------------------------------------------------------------------
    N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, including the compensation of N&B Management, and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.

    The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

----------------------------------------------
            Transfer and Dividend Paying Agent
--------------------------------------------------------------------------------

    State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

-------------------------------------------------------
            Distribution and Redemption of Trust Shares
--------------------------------------------------------------------------------
    Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.
    The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
    Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

-----------------------------
            Distribution Plan
--------------------------------------------------------------------------------
    The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.
    The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.
    Under the Distribution Plan, N&B Management is required to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES


    N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

    In addition to the securities referred to in "Investment Program" herein, AMT Liquid Asset Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.

    U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (formerly Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Series may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under Section 4(2) of the Securities Act of 1933, and Rule 144A securities (restricted security that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Series may be subject to legal restrictions which could be costly to the Series. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities.


    FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities.

    Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices, which may cause delays and expose a Series to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulations and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation, nationalization, or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.

    In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate between the U.S. dollar and a foreign currency will reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.


    REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.


    REVERSE REPURCHASE AGREEMENTS. The Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counter-parties to reverse repurchase agreements.


    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government Agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, Fannie Mae and Freddie Mac certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

    ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS(SM) ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

    SHORT SELLING. The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.
    VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits the Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, the Series calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. Among the variable and floating rate securities in which the Series may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Series to recover its assets may depend on the treatment of GICs under state insurance law. GICs are generally regarded as illiquid.

    ZERO COUPON AND PAY-IN-KIND SECURITIES. The Series may invest in zero coupon securities. These securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between these securities' purchase price and their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because the Series is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including non-cash income attributable to zero coupon and pay-in-kind securities, the Series may have to dispose of securities to obtain cash for such distributions.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION


    Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                            MID-CAP GROWTH PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                   PROSPECTUS
                                  MAY 1, 1998

                                                                    NBLMP1950598

            Neuberger&Berman
ADVISERS MANAGEMENT TRUST


------------------------------------

            Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

    Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of eight separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).

    Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").
    THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE MID-CAP GROWTH PORTFOLIO ONLY.
--------------------------------------------------------------------------------
    EACH PORTFOLIO INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING SERIES (EACH A "SERIES") OF ADVISERS MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AMT MID-CAP GROWTH INVESTMENTS, THE MID-CAP GROWTH PORTFOLIO'S CORRESPONDING SERIES, IS MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED(R) ("N&B MANAGEMENT"). AMT MID-CAP GROWTH INVESTMENTS INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE MID-CAP GROWTH PORTFOLIO. THE INVESTMENT PERFORMANCE OF THE MID-CAP GROWTH PORTFOLIO DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF AMT MID-CAP GROWTH INVESTMENTS. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS STRUCTURE THAT YOU SHOULD CONSIDER, SEE "INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 11.

    Please read this Prospectus before investing in the Mid-Cap Growth Portfolio and keep it for future reference. It contains information about the Mid-Cap Growth Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolio and the Series, dated May 1, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

    The SEC maintains an internet site at http://www.sec.gov that contains this Prospectus, the SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

                        DATE OF PROSPECTUS: MAY 1, 1998

TABLE OF CONTENTS

    SUMMARY                                 3
The Portfolios and Series                   3
Risk Factors                                3
Management                                  4
The Neuberger&Berman Investment Approach    4
    FINANCIAL HIGHLIGHTS                    5
Per Share Data and Ratios                   5
    INVESTMENT PROGRAM                      7
AMT Mid-Cap Growth Investments              7
Special Considerations of Small- and
 Mid-Cap Company Stocks                     8
Short-Term Trading; Portfolio Turnover      8
Other Investments                           8
Ratings of Debt Securities                  8
Borrowings                                  9
    PERFORMANCE INFORMATION                10
    INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS      11
The Portfolios                             11
The Series                                 11
    SHARE PRICES AND NET ASSET VALUE       13
    DIVIDENDS, OTHER DISTRIBUTIONS AND
    TAX STATUS                             14
Dividends and Other Distributions          14
Tax Status                                 14
    SPECIAL CONSIDERATIONS                 15
    MANAGEMENT AND ADMINISTRATION          16
Trustees and Officers                      16
Investment Manager, Administrator,
 Sub-Adviser and Distributor               16
Expenses                                   17
Expense Limitation                         18
Transfer and Dividend Paying Agent         18
    DISTRIBUTION AND REDEMPTION OF TRUST
    SHARES                                 19
Distribution and Redemption of Trust
  Shares                                   19
Distribution Plan                          19
    SERVICES                               20
    DESCRIPTION OF INVESTMENTS             20
    USE OF JOINT PROSPECTUS AND
    STATEMENT OF ADDITIONAL INFORMATION    24

                                       -

SUMMARY

-------------------------------------
            The Portfolios and Series
--------------------------------------------------------------------------------

    Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. This is sometimes called a master/feeder fund structure, because each Portfolio "feeds" shareholders' investments into its corresponding Series, a "master" fund. The trustees of the Trust believe that this structure may benefit shareholders. Although the Trust is currently the only investor in each Series, investment in a Series by investors in addition to the Trust may enable the Series to achieve economies of scale that could reduce expenses. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 11. For more details about AMT Mid-Cap Growth Investments, its investments and their risks, see "Investment Program" on page 7, "Ratings of Debt Securities" on page 8, "Borrowings" on page 9, and "Description of Investments" on page 20.

    A summary of important features of the Mid-Cap Growth Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio's and its corresponding Series' investment objectives and policies, which begin on page 7, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.

NEUBERGER&BERMAN                     INVESTMENT                     PRINCIPAL SERIES
ADVISERS MANAGEMENT TRUST            OBJECTIVE                      INVESTMENTS

--------------------------------------------------------------------------------------------------------
MID-CAP GROWTH PORTFOLIO             Capital appreciation            Under normal market conditions,
                                                                     equity securities of medium-sized
                                                                     companies
-                                    -


------------------------
            Risk Factors
--------------------------------------------------------------------------------

    An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Mid-Cap Growth Investments, in equity securities, foreign securities, options and futures contracts, zero coupon bonds, pay-in-kind bonds and debt securities rated below investment grade.

    AMT Mid-Cap Growth Investments may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality ("comparable unrated securities"). Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" on page 8 and "Fixed Income Securities" in the SAI.
    As part of its strategy to achieve long-term capital appreciation, AMT Mid-Cap Growth Investments may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars. The risks of investing in foreign securities include, but are not limited to, possible adverse political and economic developments in a particular country, differences between foreign and U.S. regulatory systems, and foreign securities markets that are smaller and less well regulated than those in the United States. There is often less information publicly available about foreign issuers, and many foreign countries do not follow the financial accounting standards used in the United States. Such risks may be greater in emerging industrialized and less developed countries. Most of the foreign securities held by the Series are likely to be denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Some foreign currencies can be volatile and may be subject to governmental controls or intervention. The Series may use techniques such as options, futures, and forward foreign currency exchange contracts for hedging or in furtherance of the Series' investment objective. The use of these strategies may entail special risks. See "Description of Investments" on page 20.

----------------------
            Management
--------------------------------------------------------------------------------
    N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT Mid-Cap Growth Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" on page 16.

----------------------------------------------------
            The Neuberger&Berman Investment Approach
--------------------------------------------------------------------------------

    AMT Mid-Cap Growth Investments is managed using a growth-oriented investment approach. A growth approach seeks stocks of companies that N&B Management projects will grow at above-average rates and faster than others expect. While a growth portfolio manager may be willing to pay a higher multiple of earnings per share than a value manager, the multiple tends to be reasonable relative to the manager's expectation of the company's earnings growth rate.

FINANCIAL HIGHLIGHTS


-------------------------------------
            Per Share Data and Ratios
--------------------------------------------------------------------------------

    The financial information in the following table for the Mid-Cap Growth Portfolio as of December 31, 1997 has been audited by its independent auditors. You may obtain further information about AMT Mid-Cap Growth Investments and the performance of the Mid-Cap Growth Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free copies of the annual report. Also, see "Performance Information" on page 10.

FINANCIAL HIGHLIGHTS

Neuberger&Berman Advisers Management Trust

------------------------------------
            Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                                                  Period from
                                                                                  November 3,
                                                                                    1997(2)
                                                                                      to
                                                                               DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                $10.00
                                                                                   ----------------
Income From Investment Operations
  Net Investment Income                                                                .01
  Net Gains or Losses on Securities (both realized and unrealized)                    1.71
                                                                                   ----------------
      Total From Investment Operations                                                1.72
Net Asset Value, End of Period                                                      $11.72
                                                                                   ----------------
Total Return(3)(4)                                                                  +17.20%
                                                                                   ----------------
Ratios/Supplemental Data
  Net Assets, End of Period (in millions)                                           $  1.7
                                                                                   ----------------
  Ratio of Gross Expenses to Average Net Assets(5)(6)(7)                              1.05%
  Ratio of Net Expenses to Average Net Assets(6)(7)                                   1.00%
                                                                                   ----------------
Ratio of Net Investment Income to Average Net Assets(6)(7)                             .83%
                                                                                   ----------------


  NOTES:
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during the fiscal period.
2)The date investment operations commenced.
3)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for the fiscal period shown.
4)Not annualized.
5)The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6)Annualized.
7)After reimbursement of expenses by N&B Management as described in this Prospectus under "Expense Limitation." Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been higher and lower, respectively.
8)Because the Portfolio only invests in its Series and that Series (rather than the Portfolio) engages in securities transactions, the Portfolio does not calculate a portfolio turnover rate or pay any brokerage commissions. For the fiscal period ended December 31, 1997, the portfolio turnover rate for the Series was 20%, and the average commission rate paid by the Series was $0.0550.

INVESTMENT PROGRAM



    The investment policies and limitations of the Mid-Cap Growth Portfolio and its corresponding Series, AMT Mid-Cap Growth Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Mid-Cap Growth Investments invests. For an explanation of some types of investments, see "Description of Investments" on page 20.

    Investment policies and limitations of the Mid-Cap Growth Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.
    Additional investment techniques, features, and limitations concerning AMT Mid-Cap Growth Investments' investment program are described in the SAI.

------------------------------------------
            AMT Mid-Cap Growth Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Mid-Cap Growth Investments and its corresponding Portfolio is to seek capital appreciation. This investment objective is not fundamental.

    The Series invests in a diversified portfolio of common stocks believed by N&B Management to have the maximum potential for long-term above-average capital appreciation. Under normal conditions, the Series invests primarily in the common stocks of medium-capitalization companies. Companies with equity market capitalizations from $300 million to $10 billion at the time of investment are considered "medium-capitalization" companies. The Trust and Managers Trust may revise this definition based on market conditions. Although the Series will invest primarily in the common stocks of medium-capitalization companies, investments may be made in the securities of larger, widely traded companies as well as smaller, less well-known companies. At times, markets may favor the relative safety of larger-capitalization securities and the greater growth potential of smaller-capitalization securities over medium-capitalization securities. The Series does not seek to invest in securities that pay dividends or interest, and any such income is incidental.

    In selecting equity securities for AMT Mid-Cap Growth Investments, N&B Management will consider, among other factors, an issuer's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuations, and other investment criteria.

    Investments in smaller- and medium-sized companies may present greater opportunities for capital appreciation, but may involve greater risks and share price volatility than investments in securities of larger-capitalization companies. See "Special Considerations of Small- and Mid-Cap Company Stocks" on page 8. The Series does not follow a policy of active trading for short-term profits. Accordingly, the Series may be more appropriate for investors with a longer-range perspective. The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with higher multiples to measures of economic value (such as earnings or cash flow) than securities likely to be purchased by other Series. The Series also diversifies its investments among companies and industries.

    Although equity securities are normally the Series' primary investment, up to 10% of the Series' net assets, measured at the time of investment, may be invested in corporate debt securities that are below investment grade, but rated at least C by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P"), or comparable unrated securities. Securities that are below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" on page 8 and "Fixed Income Securities" and "Appendix A" in the SAI. Because the Series may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States, it may be subject to increased risks and expenses. See "Foreign Securities" on page 20 and the SAI. The Series may also invest in other instruments, and may hold a portion of its investment in cash or money market instruments. See "Description of Investments" on page 20.

-----------------------------------------------------------------------
            Special Considerations of Small- and Mid-Cap Company Stocks
--------------------------------------------------------------------------------

    Investments in small- and mid-cap company stocks may present greater opportunities for capital appreciation than investments in stocks of large-capitalization companies. However, small- and mid-cap company stocks may have higher risk and volatility. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Small- and mid-cap company stocks generally are not as broadly traded as large-cap company stocks and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by a Series would be reflected in the Portfolio's net asset value. Small- and mid-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market.


--------------------------------------------------
            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------

    While AMT Mid-Cap Growth Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when N&B Management believes that such action is advisable.

    It is anticipated that the annual portfolio turnover rate of the Series in some fiscal years may exceed 100%. See "Notes to Financial Highlights" for more information about the portfolio turnover rates of the Portfolio and the Series. Turnover rates in excess of 100% may result in higher costs (which are borne directly by the Series and indirectly by the Portfolio) and a possible increase in short-term capital gains (or losses). See "Dividends, Other Distributions and Tax Status" on page 14.

-----------------------------
            Other Investments
--------------------------------------------------------------------------------

    For temporary defensive purposes, AMT Mid-Cap Growth Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

    To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

--------------------------------------
            Ratings of Debt Securities
--------------------------------------------------------------------------------

    HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as S&P, Moody's, Fitch Investors Services Inc., or Duff & Phelps Credit Rating Co., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, comparable unrated securities.

    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed by N&B

Management to be of comparable quality. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.
    LOWER-RATED DEBT SECURITIES. AMT Mid-Cap Growth Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities that are below investment grade but rated at least C by Moody's or S&P, or comparable unrated securities. For purposes of this limit, the definition of investment grade shall be as described above under "Investment Grade Debt Securities." Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominately speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy.
    Changes in economic conditions, changes in interest rates, or developments regarding the entity issuing the security are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of N&B Management. It is uncertain how high-yield securities will perform in a market with rising or continually high interest rates. Additionally, lower-rated debt securities tend to be less liquid than other securities because the market for them may not be as broad or active; judgment may play a greater role in pricing such securities than it does for more liquid securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting the Series holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associated risks.
    If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.

    The value of the fixed income securities in which the Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security. The value of debt securities is also affected by the creditworthiness of the issuer.

    Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

----------------------
            Borrowings
--------------------------------------------------------------------------------
    AMT Mid-Cap Growth Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money or enter into reverse repurchase agreements. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

PERFORMANCE INFORMATION


    Performance information for the Mid-Cap Growth Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period and since inception through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

    All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and other expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.
    Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

INFORMATION REGARDING ORGANIZATION,

CAPITALIZATION, AND OTHER MATTERS

--------------------------
            The Portfolios
--------------------------------------------------------------------------------
    Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

    N&B Management serves as investment manager to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Portfolios and the Series, but are not part of the Trust or Managers Trust. These other funds are offered by means of separate prospectuses.

    DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.
    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.
    CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

----------------------
            The Series
--------------------------------------------------------------------------------

    Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

    PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

    Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.
    The trustees of the Trust and Managers Trust believe that investment in a Series by other potential investors may enable the Series to realize economies of scale that could reduce operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
    Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.
    INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.
    CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE



    The Mid-Cap Growth Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

    The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time on each day the NYSE is open.

    AMT Mid-Cap Growth Investments values its equity securities (including options) listed on the NYSE, the American Stock Exchange, other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Series values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


    If N&B Management believes that the price of a security obtained under the Series' valuation procedures (as described above) does not represent the amount that the Series reasonably expects to receive on a current sale of the security, the Series will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS


---------------------------------------------
            Dividends and Other Distributions
--------------------------------------------------------------------------------
    The Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.
    The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

----------------------
            Tax Status
--------------------------------------------------------------------------------

    The Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will not have to pay Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. The Portfolio intends to distribute all of its net income and gains to its shareholders each year.

    Certain Portfolios and Series of the Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits). AMT Mid-Cap Growth Investments and the Mid-Cap Growth Portfolio have applied for a similar ruling.

    The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS


    The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" on page 19.
    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
    The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.
    AMT Mid-Cap Growth Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.
    Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, certain Portfolios and Series of the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of
Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test. AMT Mid-Cap Growth Investments and the Mid-Cap Growth Portfolio have applied for a similar ruling.

MANAGEMENT AND ADMINISTRATION


---------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------
    The trustees of the Trust and Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

--------------------------------------------------------------------------
            Investment Manager, Administrator, Sub-Adviser and Distributor
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman acts as sub-adviser for the Series and other mutual funds managed by N&B Management. These funds had aggregate net assets of approximately $20.7 billion as of December 31, 1997.

    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger& Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

    Jennifer K. Silver and Brooke A. Cobb are primarily responsible for the day-to-day management of AMT Mid-Cap Growth Investments. Ms. Silver is Director of the Neuberger&Berman Growth Equity Group, and both she and Mr. Cobb are Vice Presidents of N&B Management. Ms. Silver is a principal of Neuberger&Berman. Both Ms. Silver and Mr. Cobb have had responsibility for AMT Mid-Cap Growth Investments since its inception in October 1997. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser. Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent investment adviser.

    N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.
    Neuberger&Berman acts as the principal broker for the Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.
    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $120 million of their own money in Neuberger&Berman Funds.
    To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

    YEAR 2000. Like other financial and business organizations, the Portfolios and Series could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Portfolios' and Series' other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Series purchase. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios and Series.


--------------------
            Expenses
--------------------------------------------------------------------------------
    N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management may sub-contract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

------------------------------------------------------------
            Fees (as percentage of average daily net assets)
--------------------------------------------------------------------------------


                       MANAGEMENT (SERIES)         ADMINISTRATION (PORTFOLIO)
-----------------------------------------------------------------------------
MID-CAP GROWTH     0.55% of first $250 million             0.30%
                   0.525% of next $250 million
                   0.50% of next $250 million
                   0.475% of next $250 million
                   0.45% of next $500 million
                   0.425% of over $1.5 billion

    The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

------------------------------
            Expense Limitation
--------------------------------------------------------------------------------
    N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, including the compensation of N&B Management, and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.00% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio. The Portfolio has in turn agreed to repay N&B Management through December 31, 1999, for the excess operating expenses N&B Management reimburses to the Portfolio, so long as the Portfolio's annual operating expenses during that period do not exceed the expense limitation.
    The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

----------------------------------------------
            Transfer and Dividend Paying Agent
--------------------------------------------------------------------------------

    State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES


-------------------------------------------------------
            Distribution and Redemption of Trust Shares
--------------------------------------------------------------------------------
    Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.
    The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
    Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

-----------------------------
            Distribution Plan
--------------------------------------------------------------------------------
    The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.
    The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.
    Under the Distribution Plan, N&B Management is required to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES



    N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS



    In addition to the securities referred to in "Investment Program" herein, AMT Mid-Cap Growth Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


    U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (formerly Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association ("commonly known as Sallie Mae"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.


    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Series may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under Section 4(2) of the Securities Act of 1933, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Series may be subject to legal restrictions which could be costly to the Series. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities.


    EQUITY SECURITIES. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price.

Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Equity securities' prices fluctuate based on changes in a corporation's financial condition and on changes in market or economic conditions, which may cause fluctuations in the Portfolio's NAV per share.


    FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

    The Series may invest up to 20% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.
    The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

    Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices which may cause delays and expose the Series to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; nationalization, or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

    In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate between the U.S. dollar and a foreign currency will reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.
    JAPANESE INVESTMENTS. The Series may invest in foreign securities, subject to the restrictions above, including securities of Japanese issuers. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil, and is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

    FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers. The Series may invest in foreign corporate and government debt securities rated below investment grade and unrated securities.

    FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.
    If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

    PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio and may purchase call options in related closing transactions. When the Series writes a covered call option against a security, the Series is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Series may realize on the security during the option period is the fixed price. The Series continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

    The Series may purchase and write put and call options on foreign currencies to protect against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Series may also use options on foreign currencies to proxy-hedge. In addition, the Series may purchase call or put options on currencies for non-hedging purposes when N&B Management expects that a currency will appreciate or depreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not held in the Series. Options on foreign currencies may be traded on U.S. or foreign exchanges or over-the-counter. Options on foreign currencies which are traded in the over-the-counter market may be considered to be illiquid securities and subject to the restriction on illiquid securities.

    To realize greater income than would be realized on portfolio securities transactions alone, the Series may purchase and write call and put options on any securities in which it may invest or options on any securities index based on securities in which the Series may invest. The Series will not write a call option on a security or currency unless it owns the underlying security or currency or has the right to obtain it at no additional cost.
    The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The Series pays brokerage commissions or spreads in connection with its options transactions, as well as for purchases and sales of underlying securities or currency. The writing of options could result in significant increases in the Series' turnover rate.
    The Series may enter into futures contracts on currencies, debt securities, interest rates, and securities indices and may purchase and sell options on such contracts on both U.S. and foreign exchanges. The Series may engage in such transactions for hedging or non-hedging purposes. When the Series purchases or sells a futures contract it generally becomes obligated to accept or make delivery of the currencies or securities underlying the contract at a specified price at a specified future time. The obligations of the parties under a futures contract are often closed out before the delivery date.

    The primary risks in using put and call options, futures contracts and options on futures contracts, or foreign currencies ("Financial Instruments") are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out a Financial Instrument when desired; (3) the fact that the use of Financial Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities; (4) the fact that, although use of Financial Instruments can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Financial Instruments. When the Series uses Financial Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures and options contracts are considered derivatives. Losses that may arise from certain futures contracts are potentially unlimited.


    FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities that will be issued at a future date (generally within two months) and pays for the securities when they are delivered. If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase, which may magnify fluctuation in the Series' and the Portfolio's NAV.


    REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank, or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations. The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.

    REVERSE REPURCHASE AGREEMENTS. The Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counter-parties to reverse repurchase agreements.

    CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.

    OTHER INVESTMENTS. Although the Series ordinarily invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency securities, investment grade and non-investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Series' fixed income investments is likely to rise.

    SHORT SELLING. The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

    ZERO COUPON AND PAY-IN-KIND SECURITIES. The Series may invest in zero coupon securities. These securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between these securities' purchase price and their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because the Series is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including non-cash income attributable to zero coupon and pay-in-kind securities, the Series may have to dispose of securities to obtain cash for such distributions.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION

    Each Portfolio and its corresponding Series each acknowledges that it is solely responsible for all information or lack of information about the Portfolio and Series that may be contained in the Joint Prospectus and SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving the Portfolio's and Series' use of a combined prospectus and SAI.

                               PARTNERS PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                   PROSPECTUS
                                  MAY 1, 1998

                                                                    NBAMT0150598

            Neuberger&Berman
ADVISERS MANAGEMENT TRUST

--------------------------
            Partners Portfolio
--------------------------------------------------------------------------------

    Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of eight separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).

    Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").
    THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE PARTNERS PORTFOLIO ONLY.
--------------------------------------------------------------------------------

    EACH PORTFOLIO INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING SERIES (EACH A "SERIES") OF ADVISERS MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AMT PARTNERS INVESTMENTS, THE PARTNERS INCORPORATED(R) ("N&B MANAGEMENT"). AMT PARTNERS INVESTMENTS INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE PARTNERS PORTFOLIO. THE INVESTMENT PERFORMANCE OF THE PARTNERS PORTFOLIO DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF AMT PARTNERS INVESTMENTS. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS STRUCTURE THAT YOU SHOULD CONSIDER, SEE "INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 11.


    Please read this Prospectus before investing in the Partners Portfolio and keep it for future reference. It contains information about the Partners Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

    The SEC maintains an internet site at http://www.sec.gov that contains this Prospectus, the SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

                        DATE OF PROSPECTUS: MAY 1, 1998

TABLE OF CONTENTS


    SUMMARY                                 3
The Portfolios and Series                   3
Risk Factors                                3
Management                                  4
The Neuberger&Berman Investment Approach    4

    FINANCIAL HIGHLIGHTS                    5
Selected Per Share Data and Ratios          5

    INVESTMENT PROGRAM                      7
AMT Partners Investments                    7
Special Considerations of Small- and
 Mid-Cap Company Stocks                     7
Short-Term Trading; Portfolio Turnover      7
Other Investments                           8
Ratings of Debt Securities                  8
Borrowings                                  9

    PERFORMANCE INFORMATION                10

    INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS      11
The Portfolios                             11
The Series                                 11

    SHARE PRICES AND NET ASSET VALUE       13

    DIVIDENDS, OTHER DISTRIBUTIONS AND
    TAX STATUS                             14
Dividends and Other Distributions          14
Tax Status                                 14

    SPECIAL CONSIDERATIONS                 15

    MANAGEMENT AND ADMINISTRATION          16
Trustees and Officers                      16
Investment Manager, Administrator,
 Sub-Adviser and Distributor               16
Expenses                                   17
Expense Limitation                         17
Transfer and Dividend Paying Agent         18

    DISTRIBUTION AND REDEMPTION OF TRUST
    SHARES                                 19
Distribution and Redemption of Trust
 Shares                                    19
Distribution Plan                          19

    SERVICES                               20

    DESCRIPTION OF INVESTMENTS             20

    USE OF JOINT PROSPECTUS AND
    STATEMENT OF ADDITIONAL INFORMATION    24


                                       -

SUMMARY

------------------------------------
            The Portfolios and Series
--------------------------------------------------------------------------------

    Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. This is sometimes called a master/feeder fund structure, because each Portfolio "feeds" shareholders' investments into its corresponding Series, a "Master" fund. The trustees of the Trust believe that this structure may benefit shareholders. Although the trust is currently the only investor in each Series, investment in a Series by investors in addition to the trust may enable the Series to achieve economies of scale that could reduce expenses. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 11. For more details about AMT Partners Investments, its investments and their risks, see "Investment Program" on page 7, "Ratings of Debt Securities" on page 8, "Borrowings" on page 9, and "Description of Investments" on page 20.


    A summary of important features of the Partners Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page 7, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.


      NEUBERGER&BERMAN                     INVESTMENT                          PRINCIPAL SERIES
 ADVISERS MANAGEMENT TRUST                  OBJECTIVE                             INVESTMENTS
----------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO            Capital growth                         Common stocks and other
                                                                     equity securities of medium
                                                                     to large capitalization
                                                                     established companies
-                             -

-------------------
            Risk Factors
--------------------------------------------------------------------------------

    An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Partners Investments, in equity securities, foreign securities, options contracts, zero coupon bonds, pay-in-kind bonds and debt securities rated below investment grade. AMT Partners Investments may invest in fixed income securities, the value of which measured in the currency in which they are denominated is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. The value of debt securities is also affected by the creditworthiness of the issuer.

    AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality ("comparable unrated securities"). Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" on page 8 and "Fixed Income Securities" in the SAI.

-------------------
            Management
--------------------------------------------------------------------------------

    N&B Management, with the assistance of Neuberger&Berman, LLC
("Neuberger&Berman") as sub-adviser, selects investments for AMT Partners Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" on page 16.


--------------------------------------------------------------
            The Neuberger&Berman Investment Approach
--------------------------------------------------------------------------------
    AMT Partners Investments is managed using the value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for a price that is lower than what the manager believes they are worth. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.
    Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets). A value-oriented manager believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when N&B Management believes they have reached their potential.

FINANCIAL HIGHLIGHTS

--------------------------------------------------
            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

    The financial information in the following table for the Partners Portfolio as of December 31, 1997 has been audited by its independent auditors. You may obtain further information about AMT Partners Investments and the performance of the Partners Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free copies of the annual report. Also, see "Performance Information" on page 10.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

--------------------------
            Partners Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)


                                                                                                         Period from
                                                                                                      March 22, 1994(3)
                                                             Year Ended December 31,                   to December 31,
                                                     1997(2)          1996(2)         1995(2)               1994
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                  $   16.48         $13.23          $ 9.77               $10.00


                                                    -------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                                   .12            .10             .11                  .03
  Net Gains or Losses on Securities
    (both realized and unrealized)                       4.82           3.69            3.43                 (.26)


                                                    -------------------------------------------------------------------
      Total From Investment Operations                   4.94           3.79            3.54                 (.23)


                                                    -------------------------------------------------------------------
Less Distributions
  Dividends (from net investment income)                 (.05)          (.04)           (.01)                  --
  Distributions (from net capital gains)                 (.77)          (.50)           (.07)                  --


                                                    -------------------------------------------------------------------
      Total Distributions                                (.82)          (.54)           (.08)                  --


                                                    -------------------------------------------------------------------
Net Asset Value, End of Year                        $   20.60         $16.48          $13.23               $ 9.77


                                                    -------------------------------------------------------------------
Total Return(7)                                        +31.25%        +29.57%         +36.47%               -2.30%(4)


                                                    -------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)             $ 1,632.8         $705.4          $207.5               $  9.4


                                                    -------------------------------------------------------------------
  Ratio of Gross Expenses to Average Net
    Assets(8)                                             .86%           .95%           1.09%                  --
  Ratio of Net Expenses to Average Net
    Assets                                                .86%           .95%           1.09%                1.75%(5)


                                                    -------------------------------------------------------------------
  Ratio of Net Investment Income to Average
    Net Assets                                            .60%           .60%            .97%                 .45%(5)


                                                    -------------------------------------------------------------------
  Portfolio Turnover Rate(6)                               --             --              76%                  90%


                                                    -------------------------------------------------------------------


  NOTES:
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3)The date investment operations commenced.
4)Not annualized.
5)Annualized.

6)The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio did not have a portfolio turnover rate nor did it pay any brokerage commissions. Portfolio turnover rates for AMT Partners Investments for the period from May 1, 1995 to December 31, 1995 and the years ended December 31, 1996 and 1997 were 98%, 118%, and 106%, respectively. The average commission rates paid for the period from May 1, 1995 to December 31, 1995 and for the years ended December 31, 1996 and 1997 were $0.0594, $0.0583 and $0.0560, respectively.

7)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges or other expenses would reduce the total return figures for all fiscal periods shown.

8)For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

INVESTMENT PROGRAM


    The investment policies and limitations of the Partners Portfolio and its corresponding Series, AMT Partners Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Partners Investments invests. For an explanation of some types of investments, see "Description of Investments" on page 20.

    Investment policies and limitations of the Partners Portfolio and its corresponding Series are not fundamental unless otherwise specified on page 7 or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.

    Additional investment techniques, features, and limitations concerning AMT Partners Investments' investment program are described in the SAI.

-------------------------------------
            AMT Partners Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Partners Investments and its corresponding Portfolio is to seek capital growth. This investment objective is non-fundamental.
    AMT Partners Investments invests principally in common stocks of medium to large capitalization established companies, using the value-oriented investment approach. The Series seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. N&B Management looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.
    N&B Management considers additional factors when selecting securities for the Series, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.
    Up to 15% of the Series' net assets, measured at the time of investment, may be invested in corporate debt securities that are below investment grade or in comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower rated securities, see "Ratings of Debt Securities" on page 8, "Fixed Income Securities" in the SAI, and Appendix A in the SAI.

--------------------------------------------------------------------------------
            Special Considerations of Small- and Mid-Cap Company Stocks
--------------------------------------------------------------------------------

    Investments in small- and mid-cap company stocks may present greater opportunities for capital appreciation than investments in stocks of large-capitalization companies. However, small- and mid-cap company stocks may have higher risk and volatility. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Small- and mid-cap company stocks generally are not as broadly traded as large-cap company stocks and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by a Series would be reflected in the Portfolio's net asset value. Small- and mid-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market.


-----------------------------------------------------
            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------

    While AMT Partners Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when N&B Management believes that such action is advisable. It is anticipated that the annual portfolio turnover rate of and AMT Partners Investments generally may exceed 100% in some fiscal years. See "Notes to Financial Highlights" for more information about the portfolio turnover rates for the Partners Portfolio and AMT Partners Investments.


     Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Series and indirectly by the Portfolio) and a possible increase in short-term capital gains (or losses). See "Dividends, Other Distributions and Tax Status" on page 14.


--------------------------
            Other Investments
--------------------------------------------------------------------------------
    For temporary defensive purposes, AMT Partners Investments may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.
    To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

-------------------------------------
            Ratings of Debt Securities
--------------------------------------------------------------------------------
    HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services Inc., or Duff & Phelps Credit Rating Co., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.

    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed by N&B Management to be of comparable quality such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

    LOWER-RATED DEBT SECURITIES. AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in debt securities that are below investment grade or comparable unrated securities. For purposes of these limits, the definition of investment grade shall be as described above under "Investment Grade Debt Securities."
    Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominately speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. Changes in economic conditions, changes in interest rates, or developments regarding the entity issuing the security are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of N&B Management. It is uncertain how high-yield securities will perform in a market with rising or continually high interest rates. Additionally, lower-rated debt securities tend to be less liquid than other securities because the market for them may not be as broad or active; judgment may play a greater role in pricing such securities than it does for more liquid securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting the Series' holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associates risks.

    If the quality of securities held by AMT Partners Investments deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.

    Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

-----------------
            Borrowings
--------------------------------------------------------------------------------
    AMT Partners Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

PERFORMANCE INFORMATION


    Performance information for the Partners Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period and the five-year period and since inception through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

    All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and other expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.
    Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

INFORMATION REGARDING ORGANIZATION,

CAPITALIZATION, AND OTHER MATTERS

---------------------
            The Portfolios
--------------------------------------------------------------------------------
    Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

    N&B Management serves as investment manager to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Portfolios and the Series, but are not part of the Trust or Managers Trust. These other funds are offered by means of separate prospectuses.

    DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.
    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.
    CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

-----------------
            The Series
--------------------------------------------------------------------------------

    Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

    PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

    Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.
    The trustees of the Trust and Managers Trust believe that investment in a Series by other potential investors may enable the Series to realize economies of scale that could reduce operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
    Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.
    INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.
    CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE

    The Partners Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

    The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time, on each day the NYSE is open.


    AMT Partners Investments values its equity securities (including options) listed on the NYSE, the American Stock Exchange, other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices on that day. The Series value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


    If N&B Management believes that the price of a security obtained under the Series' valuation procedures (as described above) does not represent the amount that the Series reasonably expects to receive on a current sale of the security, the Series will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

-----------------------------------------------
            Dividends and Other Distributions
--------------------------------------------------------------------------------
    The Partners Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.
    The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

-----------------
            Tax Status
--------------------------------------------------------------------------------
    The Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will not have to pay Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. The Portfolio intends to distribute all of its net income and gains to its shareholders each year.
    The Trust and Managers Trust have received a ruling from the Internal Revenue Service that the Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that the Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that the Series will not be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).
    The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS

    The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" on page 19.
    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
    The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.
    AMT Partners Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.
    Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.

MANAGEMENT AND ADMINISTRATION

-------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------
    The trustees of the Trust and Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

--------------------------------------------------------------------------------
            Investment Manager, Administrator, Sub-Adviser and Distributor
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman acts as sub-adviser for the Series and other mutual funds managed by N&B Management. These funds had aggregate net assets of approximately $20.7 billion as of December 31, 1997.

    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

    Messrs. Michael M. Kassen and Robert I. Gendelman are primarily responsible for the day-to-day management of AMT Partners Investments. Messrs. Kassen and Gendelman are Vice Presidents of N&B Management and principals of Neuberger&Berman, and have had responsibility for AMT Partners Investments since March and October 1994, respectively. Mr. Kassen has been an employee of N&B Management since 1990. Mr. Gendleman was a portfolio manager for another mutual fund manager from 1992 to 1993.

    N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.
    Neuberger&Berman acts as the principal broker for the Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.
    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $120 million of their own money in Neuberger&Berman Funds.

    To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

    YEAR 2000. Like other financial and business organizations, the Portfolios and Series could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Portfolios' and Series' other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Series purchase. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios and Series.


---------------
            Expenses
--------------------------------------------------------------------------------
    N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management may sub-contract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

------------------------------------------------
            Fees (as percentage of average daily net assets)
--------------------------------------------------------------------------------


               MANAGEMENT (SERIES)      ADMINISTRATION (PORTFOLIO)
------------------------------------------------------------------
PARTNERS   0.55% of first $250 million            0.30%
           0.525% of next $250 million
           0.50% of next $250 million
           0.475% of next $250 million
           0.45% of next $500 million
           0.425% of over $1.5 billion

    The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

----------------------------
            Expense Limitation
--------------------------------------------------------------------------------
    N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, excluding the compensation of N&B Management, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.
    The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

-------------------------------------------------
            Transfer and Dividend Paying Agent
--------------------------------------------------------------------------------

    State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

--------------------------------------------------------------
            Distribution and Redemption of Trust Shares
--------------------------------------------------------------------------------
    Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of the one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.
    The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
    Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

-------------------------
            Distribution Plan
--------------------------------------------------------------------------------
    The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.
    The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.
    Under the Distribution Plan, N&B Management is required to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES


    N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS


    In addition to the securities referred to in "Investment Program" herein, AMT Partners Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


    U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, (formerly Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.


    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Series may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Series may be subject to legal restrictions which could be costly to the Series. Due to the absence of an active trading market, a Series may experience difficulty in valuing or disposing of illiquid securities.


    EQUITY SECURITIES. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price.

Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Equity securities' prices fluctuate based on changes in a corporation's financial condition and on changes in market or economic conditions, which may cause fluctuations in the Portfolio's NAV per share.


    FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

    The Series may only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.
    The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. There may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.
    Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices which may cause delays and expose the Series to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.
    In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate between the U.S. dollar and a foreign currency will reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.
    JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil and is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

    FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers. The Series may invest in debt securities rated below investment grade and unrated securities.

    FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.
    If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

    CALL OPTIONS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. When the Series writes a covered call option against a security, the Series is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Series may realize on the security during the option period is the fixed price. The Series continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

    The writing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The writing of options could result in significant increases in the Series' turnover rate.

    The primary risks in using call options are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the options; (2) possible lack of a liquid secondary market for options and the resulting inability to close out a options when desired; (3) the fact that the use of options is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities; (4) the fact that, although use of options can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of options. When the Series uses options, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Options are considered derivatives.


    FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities that will be issued at a future date (generally within two months) and pays for the securities when they are delivered at a future date (generally within two months). If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase, which may magnify fluctuation in the Series' and the Portfolio's NAV.


    REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations. The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.


    REVERSE REPURCHASE AGREEMENTS. The Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counter-parties to reverse repurchase agreements.

    CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.
    OTHER INVESTMENTS. Although the Series ordinarily invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks,

U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Series' fixed income investments is likely to rise.

    SHORT SELLING. The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.


    ZERO COUPON AND PAY-IN-KIND SECURITIES. The Series may invest in zero coupon securities. These securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between these securities' purchase price and their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because the Series is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including non-cash income attributable to zero coupon and pay-in-kind securities, the Series may have to dispose of securities to obtain cash for such distributions.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION

    Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                        LIMITED MATURITY BOND PORTFOLIO
                               PARTNERS PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                   PROSPECTUS
                                  MAY 1, 1998

                                                                    NBAMTC0M0598

            Neuberger&Berman
ADVISERS MANAGEMENT TRUST

--------------------------------------------
            Limited Maturity Bond Portfolio
            Partners Portfolio
--------------------------------------------------------------------------------
    Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of eight separate Portfolios, two of which are offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).
    Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").
    THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE LIMITED MATURITY BOND PORTFOLIO AND PARTNERS PORTFOLIO ONLY.
--------------------------------------------------------------------------------
    EACH PORTFOLIO INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING SERIES (EACH A "SERIES") OF ADVISERS MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. AMT LIMITED MATURITY BOND INVESTMENTS (THE LIMITED MATURITY BOND PORTFOLIO'S CORRESPONDING SERIES) AND AMT PARTNERS INVESTMENTS (THE PARTNERS PORTFOLIO'S CORRESPONDING SERIES) ARE EACH MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED(R) ("N&B MANAGEMENT"). AMT LIMITED MATURITY BOND INVESTMENTS INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE LIMITED MATURITY BOND PORTFOLIO, AND AMT PARTNERS INVESTMENTS INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE PARTNERS PORTFOLIO. THE INVESTMENT PERFORMANCE OF EACH PORTFOLIO CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF ITS CORRESPONDING SERIES. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS STRUCTURE THAT YOU SHOULD CONSIDER, SEE "INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 15.
    Please read this Prospectus before investing in the Limited Maturity Bond Portfolio or the Partners Portfolio and keep it for future reference. It contains information about the Portfolios that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.
    The SEC maintains an internet site at http://www.sec.gov that contains this Prospectus, the SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

                        DATE OF PROSPECTUS: MAY 1, 1998

TABLE OF CONTENTS

    SUMMARY                                 3
The Portfolios and Series                   3
Risk Factors                                3
Management                                  4
The Neuberger&Berman Investment Approach    4

    FINANCIAL HIGHLIGHTS                    5
Selected Per Share Data and Ratios          5

    INVESTMENT PROGRAM                      8
AMT Limited Maturity Bond Investments       8
AMT Partners Investments                    9
Special Considerations of Small- and
 Mid-Cap Company Stocks                     9
Short-Term Trading; Portfolio Turnover      9
Other Investments                           9
Ratings of Debt Securities                 10
Borrowings                                 11
Duration                                   12

    PERFORMANCE INFORMATION                13

    INFORMATION REGARDING ORGANIZATION,

    CAPITALIZATION, AND OTHER MATTERS      14
The Portfolios                             14
The Series                                 14

    SHARE PRICES AND NET ASSET VALUE       16

    DIVIDENDS, OTHER DISTRIBUTIONS AND
    TAX STATUS                             17
Dividends and Other Distributions          17
Tax Status                                 17

    SPECIAL CONSIDERATIONS                 18

    MANAGEMENT AND ADMINISTRATION          19
Trustees and Officers                      19
Investment Manager, Administrator,
 Sub-Adviser and Distributor               19
Expenses                                   20
Expense Limitation                         21
Transfer and Dividend Paying Agent         21

    DISTRIBUTION AND REDEMPTION OF TRUST
    SHARES                                 22
Distribution and Redemption of Trust
  Shares                                   22
Distribution Plan                          22

    SERVICES                               23

    DESCRIPTION OF INVESTMENTS             23

    USE OF JOINT PROSPECTUS AND
    STATEMENT OF ADDITIONAL INFORMATION    29

                                       -

SUMMARY

------------------------------------
            The Portfolios and Series
--------------------------------------------------------------------------------
    Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. This is sometimes called a master/feeder structure, because each Portfolio "feeds" shareholders' investments into its corresponding Series, a "master" fund. The trustees of the Trust believe that this structure may benefit shareholders. Although the Trust is currently the only investor in each Series, investment in a Series by investors in addition to the Trust may enable the Series to achieve economies of scale that could reduce expenses. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 14. For more details about AMT Limited Maturity Bond Investments and AMT Partners Investments, their investments and their risks, see "Investment Program" on page 8, "Ratings of Debt Securities" on page 10, "Borrowings" on page 11, and "Description of Investments" on page 23.
    A summary of important features of the Limited Maturity Bond Portfolio and the Partners Portfolio and their corresponding Series appears below. You should also read the complete descriptions of the Portfolios and their corresponding Series' investment objectives and policies, which begin on page 8, and related information. Of course, there can be no assurance that the Portfolios will meet their investment objectives.

      NEUBERGER&BERMAN                     INVESTMENT                          PRINCIPAL SERIES
 ADVISERS MANAGEMENT TRUST                  OBJECTIVE                             INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND         Highest current income consistent      Short- to intermediate-term debt
PORTFOLIO                     with low risk to principal and         securities, primarily investment
                              liquidity; and secondarily, total      grade
                              return
PARTNERS PORTFOLIO            Capital growth                         Common stocks and other equity
                                                                     securities of medium to large
                                                                     capitalization established companies
-                             -

-------------------
            Risk Factors
--------------------------------------------------------------------------------
    An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Limited Maturity Bond Investments and AMT Partners Investments in equity securities, foreign securities, options and futures contracts, zero coupon bonds, pay-in-kind bonds, and debt securities rated below investment grade. Each Series may invest in fixed income securities, the value of which, measured in the currencies in which they are denominated, is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. The value of debt securities is also affected by the creditworthiness of the issuer.
    AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities that are below investment grade but that are rated at least B or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P") or, if unrated, deemed by N&B Management to be of comparable quality ("comparable unrated securities"). AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or comparable unrated securities. Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" on page 10 and "Fixed Income Securities" in the SAI.

-------------------
            Management
--------------------------------------------------------------------------------
    N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT Limited Maturity Bond Investments and AMT Partners Investments. N&B Management also provides administrative services to the Series and the Portfolios and acts as distributor of the shares of the Portfolios. See "Management and Administration" on page 19.

--------------------------------------------------------------
            The Neuberger&Berman Investment Approach
--------------------------------------------------------------------------------
    AMT Partners Investments is managed using the value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for a price that is lower than what the manager believes they are worth. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.
    Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price- to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets). A value-oriented manager believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when N&B Management believes they have reached their potential.

FINANCIAL HIGHLIGHTS

--------------------------------------------------
            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------
    The financial information in the following tables for the Limited Maturity Bond Portfolio and the Partners Portfolio as of December 31, 1997 has been audited by the Portfolios' independent auditors. You may obtain further information about AMT Limited Maturity Bond Investments and AMT Partners Investments and the performance of the Limited Maturity Bond Portfolio and the Partners Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free copies of the annual report. Also, see "Performance Information" on page 13.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

--------------------------------------------
            Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                                      Year Ended December 31,
                                   1997(2)   1996(2)   1995(2)    1994     1993     1992     1991      1990     1989     1988(3)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year                             $14.05    $14.71     $14.02   $14.66   $14.33   $14.32    $13.62   $13.48    $13.01   $12.14
                                   --------------------------------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income               .88       .92        .82      .78      .84     1.03      1.04     1.15      1.12      .92
  Net Gains or Losses on
    Securities (both realized and
    unrealized)                       .02      (.34)       .65     (.80)     .08     (.33)      .43     (.10)(4)   .20     (.05)
                                   --------------------------------------------------------------------------------------------
      Total From Investment
        Operations                    .90       .58       1.47     (.02)     .92      .70      1.47     1.05      1.32      .87
                                   --------------------------------------------------------------------------------------------
Less Distributions
  Dividends (from net investment
    income)                          (.83)    (1.24)      (.78)    (.55)    (.52)    (.66)     (.77)    (.91)     (.85)      --
  Distributions (from net capital
    gains)                             --        --         --     (.07)    (.07)    (.03)       --       --        --       --
                                   --------------------------------------------------------------------------------------------
      Total Distributions            (.83)    (1.24)      (.78)    (.62)    (.59)    (.69)     (.77)    (.91)     (.85)      --
                                   --------------------------------------------------------------------------------------------
Net Asset Value, End of Year       $14.12    $14.05     $14.71   $14.02   $14.66   $14.33    $14.32   $13.62    $13.48   $13.01
                                   --------------------------------------------------------------------------------------------
Total Return(5)                     +6.74%    +4.31%    +10.94%    -.15%   +6.63%   +5.18%   +11.34%   +8.32%   +10.77%   +7.17%
                                   --------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year
    (in millions)                  $251.1    $256.9     $238.9   $344.8   $343.5   $187.0     $83.0    $46.0     $31.5    $25.4
                                   --------------------------------------------------------------------------------------------
  Ratio of Gross Expenses to
    Average Net Assets(6)             .77%      .78%       .71%      --       --       --        --       --        --       --
  Ratio of Net Expenses to
    Average Net Assets                .77%      .78%       .71%     .66%     .64%     .64%      .68%     .76%      .88%    1.01%
                                   --------------------------------------------------------------------------------------------
  Ratio of Net Investment Income
    to Average Net Assets            6.27%     6.01%      5.99%    5.42%    5.19%    5.80%     6.61%    7.66%     8.11%    7.15%
                                   --------------------------------------------------------------------------------------------
  Portfolio Turnover Rate(7)           --        --         27%      90%     159%     114%       77%     124%      116%     197%
                                   --------------------------------------------------------------------------------------------

  NOTES:
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3)On May 2, 1988, the predecessor of the Portfolio changed its primary investment objective to obtain the highest current income consistent with low risk to principal and liquidity through investments in limited maturity debt securities.
4)The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for the Portfolio.
5)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown.
6)For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
7)The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The Portfolio turnover rates for AMT Limited Maturity Bond Investments for the period from May 1, 1995 to December 31, 1995 and the years ended December 31, 1996 and 1997 were 78%, 132%, and 86%, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

--------------------------
            Partners Portfolio
--------------------------------------------------------------------------------
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                                                                         Period from
                                                                                                      March 22, 1994(3)
                                                             Year Ended December 31,                   to December 31,
                                                     1997(2)          1996(2)         1995(2)               1994
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                  $   16.48         $13.23          $ 9.77               $10.00
                                                    -------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                   .12            .10             .11                  .03
    Net Gains or Losses on Securities
      (both realized and unrealized)                     4.82           3.69            3.43                 (.26)
                                                    -------------------------------------------------------------------
    Total From Investment Operations                     4.94           3.79            3.54                 (.23)
                                                    -------------------------------------------------------------------
    Less Distributions
    Dividends (from net investment income)               (.05)          (.04)           (.01)                  --
    Distributions (from net capital gains)               (.77)          (.50)           (.07)                  --
                                                    -------------------------------------------------------------------
    Total Distributions                                  (.82)          (.54)           (.08)                  --
                                                    -------------------------------------------------------------------
    Net Asset Value, End of Year                    $   20.60         $16.48          $13.23               $ 9.77
                                                    -------------------------------------------------------------------
Total Return(4)                                        +31.25%        +29.57%         +36.47%               -2.30%(5)
                                                    -------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)             $ 1,632.8         $705.4          $207.5               $  9.4
                                                    -------------------------------------------------------------------
  Ratio of Gross Expenses to Average Net
    Assets(6)                                             .86%           .95%           1.09%                  --
  Ratio of Net Expenses to Average Net
    Assets                                                .86%           .95%           1.09%                1.75%(7)
                                                    -------------------------------------------------------------------
  Ratio of Net Investment Income to Average
    Net Assets                                            .60%           .60%            .97%                 .45%(7)
                                                    -------------------------------------------------------------------
  Portfolio Turnover Rate(8)                               --             --              76%                  90%
                                                    -------------------------------------------------------------------

  NOTES:
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3)The date investment operations commenced.
4)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges or other expenses would reduce the total return figures for all fiscal periods shown.
5)Not annualized.
6)For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
7)Annualized.
8)The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio did not have a portfolio turnover rate nor did it pay any brokerage commissions. Portfolio turnover rates for AMT Partners Investments for the period from May 1, 1995 to December 31, 1995 and the years ended December 31, 1996 and 1997 were 98%, 118%, and 106%, respectively. The average commission rates paid for the period from May 1, 1995 to December 31, 1995 and for the years ended December 31, 1996 and 1997 were $0.0594, $0.0583 and $0.0560, respectively.

INVESTMENT PROGRAM

    The investment policies and limitations of the Limited Maturity Bond Portfolio and the Partners Portfolio and their corresponding Series are identical. The Portfolios invest only in their corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Limited Maturity Bond Investments and AMT Partners Investments invests. For an explanation of some types of investments, see "Description of Investments" on page 23.
    Investment policies and limitations of the two Portfolios and their corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolios will achieve their objectives. Each Portfolio, by itself, does not represent a comprehensive investment program.
    Additional investment techniques, features, and limitations concerning AMT Limited Maturity Bond Investments' and AMT Partners Investments' investment programs are described in the SAI.

-------------------------------------------------------
            AMT Limited Maturity Bond Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Limited Maturity Bond Investments and the Limited Maturity Bond Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.
    AMT Limited Maturity Bond Investments seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends. The Series invests in a diversified portfolio consisting primarily of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's, S&P, or another nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. The dollar-weighted average duration of the Series will not exceed four years, although the Series may invest in individual securities of any duration. The Series' dollar-weighted average maturity may range up to five years. Securities in which the Series may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The Series may invest in fixed, variable or inflation-indexed debt securities.
    AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in fixed-income securities that are below investment grade, including comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. AMT Limited Maturity Bond Investments will invest in debt securities rated at the time of purchase, at least B by Moody's or S&P or, if unrated by either of those entities, comparable unrated securities. AMT Limited Maturity Bond Investments may invest up to 5% of its net assets, measured at the time of investment, in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities. For more information on lower rated securities, see "Ratings of Debt Securities" on page 10, and "Fixed Income Securities" and Appendix A in the SAI.

-------------------------------------
            AMT Partners Investments
--------------------------------------------------------------------------------
    The investment objective of AMT Partners Investments and its corresponding Portfolio is to seek capital growth. This investment objective is non-fundamental.
    AMT Partners Investments invests principally in common stocks of medium- to large-capitalization established companies, using the value-oriented investment approach. The Series seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. N&B Management looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.
    N&B Management considers additional factors when selecting securities for the Series, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.
    Up to 15% of the Series' net assets, measured at the time of investment, may be invested in corporate debt securities that are below investment grade or in comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower rated securities, see "Ratings of Debt Securities" on page 10, "Fixed Income Securities" in the SAI, and Appendix A in the SAI.

--------------------------------------------------------------------------------
            Special Considerations of Small- and Mid-Cap Company Stocks
--------------------------------------------------------------------------------
    Investments in small- and mid-cap company stocks may present greater opportunities for capital appreciation than investments in stocks of large-capitalization companies. However, small- and mid-cap company stocks may have higher risk and volatility. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Small- and mid-cap company stocks generally are not as broadly traded as large-cap company stocks and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by a Series would be reflected in the corresponding Portfolio's net asset value. Small- and mid-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market.

-----------------------------------------------------
            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------
    While AMT Limited Maturity Bond Investments and AMT Partners Investments do not purchase securities with the intention of profiting from short-term trading, both Series may sell portfolio securities when N&B Management believes that such action is advisable. See "Notes to Financial Highlights" for more information about the portfolio turnover rates.
    It is anticipated that the annual portfolio turnover rate of AMT Partners Investments generally may exceed 100% in some fiscal years. See "Notes to Financial Highlights" for more information about the portfolio turnover rate of each Portfolio and Series.
    Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Series and indirectly by the corresponding Portfolio) and a possible increase in short-term capital gains (or losses). See "Dividends, Other Distributions and Tax Status" on page 17.

--------------------------
            Other Investments
--------------------------------------------------------------------------------
    For temporary defensive purposes, AMT Limited Maturity Bond Investments and AMT Partners Investments may invest up to 100% of their total assets in cash or cash equivalents, U.S. Government and Agency securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing, and AMT Limited Maturity Bond Investments may adopt shorter weighted average duration than normal.
    To the extent that a Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

-------------------------------------
            Ratings of Debt Securities
--------------------------------------------------------------------------------
    HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as S&P, Moody's, Fitch Investors Services, Inc., or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.
    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed by N&B Management to be of comparable quality. Securities rated by Moody's in its fourth highest category
(Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.
    LOWER-RATED DEBT SECURITIES. AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities that are below investment grade, but rated at least B by Moody's or S&P, or comparable unrated securities. AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in debt securities that are below investment grade or comparable unrated securities. For purposes of these limits, the definition of investment grade shall be as described above under "Investment Grade Debt Securities."
    Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominately speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy.
    Changes in economic conditions, changes in interest rates, or developments regarding the entity issuing the security are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of N&B Management. It is uncertain how high-yield securities will perform in a market with rising or continually high interest rates. Additionally, lower-rated debt securities tend to be less liquid than other securities because the market for them may not be as broad or active; judgment may play a greater role in pricing such securities than it does for more liquid securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting the Series' holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associated risks.
    If the quality of securities held by a Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.

    Further information regarding the ratings assigned to securities purchased by a Series and their meaning is included in the SAI and in the Portfolios' and Series' annual report.
    The following table shows the ratings of debt securities held by AMT Limited Maturity Bond Investments during the fiscal year ended December 31, 1997. As of May 1, 1996, the Series was authorized to invest up to 10% of its net assets in debt securities that are below investment grade. The percentages in each category represent the average of dollar-weighted month-end holdings during the period. These percentages are historical only and are not necessarily representative of the ratings of current and future holdings.

                                                         MOODY'S                      S&P
                                                 (AS A % OF INVESTMENTS)    (AS A % OF INVESTMENTS)
                INVESTMENT GRADE                   RATING       AVERAGE       RATING       AVERAGE
----------------------------------------------------------------------------------------------------
Treasury/Agency*                                  TSY/AGY         12.8%      TSY/AGY         12.0%
Highest quality                                     Aaa          19.55%        AAA          19.71%
High quality                                        Aa            5.36%        AA            2.19%
Upper-Medium grade                                   A           21.10%         A           25.96%
Medium grade                                        Baa          23.12%        BBB          27.04%
LOWER QUALITY**
Moderately speculative                              Ba           11.55%        BB            6.17%
Speculative                                          B            6.12%         B            5.73%
Highly Speculative                                  Caa             --         CCC             --
Poor Quality                                        Ca              --         CC              --
Lowest quality, no interest                          C              --          C              --
In default, in arrears                              --              --          D              --
TOTAL                                                            99.60%+                    99.60%+

 * U.S. Government and Agency Securities are not rated by Moody's or S&P.
** Includes securities rated investment grade by other NRSROs.
 + Moody's and S&P did not rate every security purchased during this period.

-----------------
            Borrowings
--------------------------------------------------------------------------------
    AMT Limited Maturity Bond Investments and AMT Partners Investments both have a fundamental policy that they may not borrow money, except that they may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). Neither Series expects to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. With respect to AMT Limited Maturity Bond Investments, dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.

--------------
            Duration
--------------------------------------------------------------------------------
    Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity" in portfolio selection for AMT Limited Maturity Bond Investments. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.
    Futures, options, and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Series' duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.
    There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.

PERFORMANCE INFORMATION

    Performance information for the Portfolios may be presented from time to time in advertisements and sales literature. A Portfolios' "yield" is calculated by dividing the Portfolios' annualized net investment income during a recent 30-day period by the Portfolios' net asset value on the last day of the period. The Portfolios' total return is quoted for the one-year period and, if applicable, the five-year period and ten-year period and since inception through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.
    All performance information presented for the Portfolios is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and other expenses under such insurance policies and contracts. Further information regarding the Portfolios' performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.
    Advertisements concerning the Trust may from time to time compare the performance of the Portfolios to various indices. Advertisements may also contain the performance rankings assigned the Portfolios or their advisers by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are a managed investment vehicle investing, through their corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

INFORMATION REGARDING ORGANIZATION,

CAPITALIZATION, AND OTHER MATTERS

---------------------
            The Portfolios
--------------------------------------------------------------------------------
    Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
    N&B Management serves as investment manager to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Portfolios and the Series, but are not part of the Trust or Managers Trust. These other funds are offered by means of separate prospectuses.
    DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.
    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.
    CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

-----------------
            The Series
--------------------------------------------------------------------------------
    Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.
    PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

    Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.
    The trustees of the Trust and Managers Trust believe that investment in a Series by other potential investors may enable the Series to realize economies of scale that could reduce operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
    Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.
    INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.
    CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE

    Each Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolios and their corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolios' per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.
    Each Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time, on each day the NYSE is open.
    AMT Limited Maturity Bond Investments generally values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair market value. The Series periodically verifies valuations provided by pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.
    AMT Partners Investments values its equity securities (including options) listed on the NYSE, the American Stock Exchange, other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices on that day. The Series value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.
    If N&B Management believes that the price of a security obtained under a Series' valuation procedures (as described above) does not represent the amount that the Series reasonably expects to receive on a current sale of the security, the Series will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

-----------------------------------------------
            Dividends and Other Distributions
--------------------------------------------------------------------------------
    The Portfolios annually distribute substantially all of their share of their corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.
    The Portfolios offer their shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolios to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

-----------------
            Tax Status
--------------------------------------------------------------------------------
    Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will not have to pay Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.
    The Trust and Managers Trust have received a ruling from the Internal Revenue Service that the Portfolios, as investors in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolios qualify as a regulated investment company. That ruling also concluded that the Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that the Series will not be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).
    The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS
    The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" on page 22.
    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.
    The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.
    The Portfolios will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolios.
    Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.

MANAGEMENT AND ADMINISTRATION

-------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------
    The trustees of the Trust and Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

--------------------------------------------------------------------------------
            Investment Manager, Administrator, Sub-Adviser and Distributor
--------------------------------------------------------------------------------
    N&B Management serves as the investment manager of the Series, as administrator of the Portfolios, and as distributor of the shares of the Portfolios. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Series of Managers Trust, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman acts as sub-adviser for the Series and other mutual funds managed by N&B Management. These funds had aggregate net assets of approximately $20.7 billion as of December 31, 1997.
    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.
    Theodore P. Giuliano is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $10.5 billion of assets as of December 31, 1997.
    Thomas G. Wolfe and Mr. Giuliano are primarily responsible for the day-to-day management of AMT Limited Maturity Bond Investments. Mr. Wolfe has been primarily responsible for AMT Limited Maturity Bond Investments since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.
    Messrs. Michael M. Kassen and Robert I. Gendelman are primarily responsible for the day-to-day management of AMT Partners Investments. Messrs. Kassen and Gendelman are Vice Presidents of N&B Management and principals of Neuberger&Berman, and have had responsibility for AMT Partners Investments since March and October 1994, respectively. Mr. Kassen has been an employee of N&B Management since 1990. Mr. Gendelman was a portfolio manager for another mutual fund manager from 1992 to 1993.
    N&B Management serves as distributor in connection with the offering of the Portfolios' shares. In connection with the sale of the Portfolios' shares, the Portfolios have authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolios' Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolios' Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.
    Neuberger&Berman acts as the principal broker for the Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.
    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $120 million of their own money in Neuberger&Berman Funds.
    To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

    YEAR 2000. Like other financial and business organizations, the Portfolios and Series could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Portfolios' and Series' other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Series purchase. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios and Series.

---------------
            Expenses
--------------------------------------------------------------------------------
    N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolios that include furnishing similar facilities and personnel for the Portfolios. With the Portfolios' consent, N&B Management may sub-contract some of its responsibilities under its administration agreement with the Portfolios to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

------------------------------------------------
            Fees (as percentage of average daily net assets)
--------------------------------------------------------------------------------


                                         MANAGEMENT (SERIES)      ADMINISTRATION (PORTFOLIO)
--------------------------------------------------------------------------------------------
LIMITED MATURITY BOND                0.25% of first $500 million          0.40%
                                     0.225% of next $500 million
                                     0.20% of next $500 million
                                     0.175% of next $500 million
                                     0.15% of over $2 billion
PARTNERS                             0.55% of first $250 million          0.30%
                                     0.525% of next $250 million
                                     0.50% of next $250 million
                                     0.475% of next $250 million
                                     0.45% of next $500 million
                                     0.425% of over $1.5 billion

    The Portfolios bear all expenses of their operations other than those borne by N&B Management as administrator of the Portfolios and as distributor of its shares. The Series bear all expenses of their operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolios and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolios, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

----------------------------
            Expense Limitation
--------------------------------------------------------------------------------
    N&B Management has voluntarily undertaken to limit each Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, excluding the compensation of N&B Management, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.
    The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and their corresponding Series and thereby increase total return.

-------------------------------------------------
            Transfer and Dividend Paying Agent
--------------------------------------------------------------------------------
    State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolios and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolios' assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

--------------------------------------------------------------
            Distribution and Redemption of Trust Shares
--------------------------------------------------------------------------------
    Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.
    The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
    Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

-------------------------
            Distribution Plan
--------------------------------------------------------------------------------
    The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.
    The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.
    Under the Distribution Plan, N&B Management is required to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES
    N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.

DESCRIPTION OF INVESTMENTS
    In addition to the securities referred to in "Investment Programs" herein, AMT Limited Maturity Bond Investments and AMT Partners Investments make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if each Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.

    U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (formerly Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Series may invest up to 15% of their net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under Section 4(2) of the Securities Act of 1933, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Series may be subject to legal restrictions which could be costly to the Series. Due to the absence of an active trading market, a Series may experience difficulty in valuing or disposing of illiquid securities.

    INFLATION-INDEXED SECURITIES (AMT LIMITED MATURITY BOND INVESTMENTS). The Series may invest in U.S. Treasury securities and securities of other issuers whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Series holds the securities, the Series may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

    EQUITY SECURITIES (AMT PARTNERS INVESTMENTS). Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Equity securities' prices fluctuate based on changes in a corporation's financial condition and on changes in market or economic conditions, which may cause fluctuations in the Portfolio's NAV per share.

    FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.
    AMT Limited Maturity Bond Investments may invest up to 25% of the value of its total assets, measured at the time of investment, in foreign-currency denominated securities. AMT Partners Investments may only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.
    The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.
    Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices which may cause delays and expose the Series to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation, nationalization or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.
    In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate between the U.S. dollar and a foreign currency will reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

    JAPANESE INVESTMENTS. The Series may invest a portion of their assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil and is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

    FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers. The Series may invest in debt securities rated below investment grade and unrated securities.

    FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.
    If a Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

    PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. When a Series writes a covered call option against a security, the Series is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price a Series may realize on the security during the option period is the fixed price. The Series continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.
    AMT Limited Maturity Bond Investments also may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by entering into interest-rate futures contracts traded on futures exchanges and purchasing and writing options on futures contracts. The Series also write covered call options and purchase put options on debt securities in its portfolio or on foreign currencies for hedging purposes or for the purpose of producing income. The Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve transactional expense and certain risks, including price volatility and a high degree of leverage. The Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.
    The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The writing of options could result in significant increases in the Series' turnover rates.
    The primary risks in using put and call options, futures contracts, and options on futures contracts, and forward contracts or options on foreign currencies ("Financial Instruments") are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out a Financial Instrument when desired; (3) the fact that the use of Financial Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities;
(4) the fact that, although use of Financial Instruments can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. When the Series uses Financial Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures, options and forward contracts are considered derivatives. Losses that may arise from certain futures transactions are potentially unlimited.

    FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities that will be issued at a future date (generally within two months) and pays for the securities when they are delivered. If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase, which may magnify fluctuation in the Series' and the Portfolios' NAV.

    INDEXED SECURITIES (AMT LIMITED MATURITY BOND INVESTMENTS). The Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short- to intermediate-term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

    REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from their portfolios. In a repurchase agreement, a Series buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.

    REVERSE REPURCHASE AGREEMENTS (BOTH SERIES) AND DOLLAR ROLLS (AMT LIMITED MATURITY BOND INVESTMENTS). Both Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. In a dollar roll, the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counter-parties to reverse repurchase agreements and dollar rolls.

    MORTGAGE-BACKED SECURITIES (AMT LIMITED MATURITY BOND INVESTMENTS). Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government Agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, Fannie Mae and Freddie Mac certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

    ASSET-BACKED SECURITIES (AMT LIMITED MATURITY BOND INVESTMENTS). Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS(SM) ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.
    The Series may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Income payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Series.

    CONVERTIBLE SECURITIES (AMT PARTNERS INVESTMENTS). The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.

    CALLABLE BONDS (AMT LIMITED MATURITY BOND INVESTMENTS). Many bonds give the issuer the right to repay them early. If the issuer of a callable bond exercises this right during a period of falling interest rates, the Series may not be able to invest the proceeds at a comparably high rate of return.

    OTHER INVESTMENTS (AMT PARTNERS INVESTMENTS). Although the Series ordinarily invests primarily in common stocks, when market conditions warrant the Series may invest in preferred stocks, securities convertible into or exchangeable for common stock, U.S. Government and Agency securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Series' fixed income investments is likely to rise.

    SHORT SELLING. The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

    VARIABLE AND FLOATING RATE SECURITIES (AMT LIMITED MATURITY BOND INVESTMENTS). Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits the Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. Among the variable and floating rate securities in which the Series may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Series to recover its assets may depend on the treatment of GICs under state insurance law. GICs are generally regarded as illiquid.

    ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES. The Series may invest in zero coupon securities. AMT Limited Maturity Bond Investments may invest in step coupon securities. These securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between these securities' purchase price and their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because the Series are required by the federal tax law to distribute to their shareholders at least annually substantially all of their income, including non-cash income attributable to zero coupon and pay-in-kind securities, the Series may have to dispose of securities to obtain cash for such distributions.

    MUNICIPAL OBLIGATIONS (AMT LIMITED MATURITY BOND INVESTMENTS). Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

USE OF JOINT PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION

    Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in any combined Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                Dated May 1, 1998



     The Balanced Portfolio, Growth Portfolio, Guardian Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio, Mid-Cap Growth Portfolio and Partners Portfolio (each a "Portfolio") of Neuberger&Berman Advisers Management Trust ("Trust") offer shares pursuant to a Prospectus dated May 1, 1998 and invest all of their net investable assets in AMT Balanced Investments, AMT Growth Investments, AMT Guardian Investments, AMT International Investments, AMT Limited Maturity Bond Investments, AMT Liquid Asset Investments, AMT Mid-Cap Growth Investments and AMT Partners Investments (each a "Series"), respectively. The Portfolios' Prospectus provides the basic information that an investor ought to know before investing. A copy of the Prospectus may be obtained, without charge, by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700. This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus. No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Portfolio or its distributor. The Prospectus and this SAI do not constitute an offering by a Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS
                                                                           Page


INVESTMENT INFORMATION........................................................1

         Investment Policies and Limitations..................................1
         Rating Agencies......................................................4
         Discussions With Portfolio Managers..................................4
         Additional Investment Information...................................11

CERTAIN RISK CONSIDERATIONS..................................................37


PERFORMANCE INFORMATION......................................................38


TRUSTEES AND OFFICERS........................................................40


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................45


INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES..................47

         Expense Limitation..................................................49
         Management and Control of N&B Management............................50
         Sub-Adviser.........................................................50
         Investment Companies Advised........................................51

DISTRIBUTION ARRANGEMENTS....................................................53


ADDITIONAL REDEMPTION INFORMATION............................................54

         Suspension of Redemptions...........................................54
         Redemptions in Kind.................................................54

DIVIDENDS AND OTHER DISTRIBUTIONS............................................54


ADDITIONAL TAX INFORMATION...................................................55
         Taxation of Each Portfolio..........................................55
         Taxation of Each Series.............................................56

VALUATION OF PORTFOLIO SECURITIES............................................58


PORTFOLIO TRANSACTIONS.......................................................58

         AMT International Investments.......................................59
         All Series..........................................................59
         Portfolio Turnover..................................................64

REPORTS TO SHAREHOLDERS......................................................64


CUSTODIAN AND TRANSFER AGENT.................................................64


INDEPENDENT AUDITORS.........................................................64


LEGAL COUNSEL................................................................64


REGISTRATION STATEMENT.......................................................65


FINANCIAL STATEMENTS.........................................................65

APPENDIX A:  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER................A-1

APPENDIX B:  A CONVERSATION WITH ROY NEUBERGER..............................B-1

                             INVESTMENT INFORMATION

         Each Portfolio is a separate series of the Trust, a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Portfolio seeks its investment objective by investing all of its net investable assets in the corresponding Series of Advisers Managers Trust ("Managers Trust"), which has an investment objective identical to, and a name similar to, that of the Portfolio. Each Series, in turn, invests in accordance with an investment objective, policies and limitations identical to those of its corresponding Portfolio. (The Trust and Managers Trust, which also is a diversified, open-end management investment company, are together referred to below as the "Trusts.") All Series of Managers Trust are managed by Neuberger&Berman Management Incorporated ("N&B Management").

     The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of each Portfolio and each Series. Unless otherwise specified, those investment objectives, policies and limitations are not fundamental and may be changed by the Trustees of the Trust and Managers Trust. The fundamental investment objectives, policies and limitations of a Portfolio or a Series may not be changed without the approval of the lesser of: (1) 67% of the total units of beneficial interest ("shares") of the Portfolio or Series represented at a meeting at which more than 50% of the outstanding Portfolio or Series shares are represented; or (2) a majority of the outstanding shares of the Portfolio or Series. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Portfolio is called upon to vote on a change in the investment objective or a fundamental investment policy or limitation of its corresponding Series, the Portfolio casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations

     Each Portfolio has the following fundamental investment policy, to enable it to invest in its corresponding Series:

         Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Portfolio.


     All other fundamental and non-fundamental investment objectives, policies and limitations of each Portfolio are identical to those of its corresponding Series. Therefore, although the following discusses the investment objectives, policies and limitations of the Series, it applies equally to their corresponding Portfolios. Because each Portfolio invests all of its net investable assets in its corresponding Series, however, a Series' investment policies and limitations govern the type of investments in which the corresponding Portfolio has an indirect interest.


     For purposes of the investment limitation on concentration in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Portfolio's quality restrictions, an issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the quality restrictions of a Series without credit support, the Series treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. The Liquid Asset Portfolio and its corresponding Series determine the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry.

     Except for the limitation on borrowing and, with respect to AMT Limited Maturity Bond Investments and AMT Liquid Asset Investments, the limitation on illiquid securities, any maximum percent of securities or assets contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Series. If events subsequent to a transaction result in a Series exceeding the percentage limitation on borrowing or illiquid securities, N&B Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time. The Series' fundamental investment policies and limitations are as follows:

     1.  Borrowing.  Each Series may not borrow money,  except that a Series may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment (except for AMT International Investments which may borrow for leveraging or investment) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Series' total assets, the Series will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. Commodities. Each Series may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Series from purchasing futures contracts or options (including options on futures and foreign currencies and forward contracts but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

     For purposes of the limitations on commodities, the Series do not consider foreign currencies or forward contracts to be physical commodities.

     3. Diversification. Each Series may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Series' total assets would be invested in the securities of that issuer or (ii) the Series would hold more than 10% of the outstanding voting securities of that issuer.

     4. Industry Concentration. Each Series may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of (i) the securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, (ii) investments by all Series (except AMT Partners Investments and AMT International Investments) in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.

     5. Lending. Each Series may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. Real Estate. Each Series may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     7. Senior Securities. Each Series may not issue senior securities, except as permitted under the 1940 Act.

     8. Underwriting. Each Series may not underwrite securities of other issuers, except to the extent that a Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

     The following non-fundamental investment policies and limitations apply to all Series unless otherwise indicated.

     1. Borrowing. (All Series except AMT International Investments). Each Series may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

     2. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, each Series may not make any loans other than securities loans.

     3. Margin Transactions. Each Series may not purchase securities on margin from brokers or other lenders except that a Series may obtain such short-term credits as are necessary for the clearance of securities transactions. For all Series (except AMT Liquid Asset Investments) margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


     4. Illiquid Securities. Each Series may not purchase any security if, as a result, more than 15% (10% in the case of AMT Liquid Asset Investments) of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Series has valued the securities, such as repurchase agreements maturing in more than seven days.

     5. Investments in Any One Issuer. (AMT International Investments). At the close of each quarter of the Series' taxable year, (i) no more than 25% of its total assets will be invested in the securities of a single issuer, and (ii) with regard to 50% of its total assets, no more than 5% of its total assets will be invested in the securities of a single issuer. These limitations do not apply to U.S. government securities, as defined for tax purposes.


     6. Foreign Securities. (AMT Partners Investments and AMT Guardian Investments). These Series may not invest more than 10% of the value of their total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars.

     7. Pledging. (AMT Guardian Investments). The Series may not pledge or hypothecate any of its assets, except that the Series may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Series to a mutual insurance company of which the Series is a member.

     In addition to the preceding non-fundamental investment policies and limitations, AMT Liquid Asset Investments has adopted procedures pursuant to Rule 2a-7 under the 1940 Act which impose certain restrictions and limitations on the Series' investments.

Rating Agencies

     As discussed in the Prospectus, each Series may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon and rating may have different yields. Although the Series may rely on the ratings of any NRSRO, the Series mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI. The Series may also invest in unrated securities that are deemed comparable in quality by N&B Management to the rated securities in which the Series may permissibly invest.

Discussions With Portfolio Managers

AMT Growth Investments; AMT Balanced Investments (equity securities portion)


     The portfolio co-managers focus their research efforts on mid-cap stocks in new and/or rapidly evolving industries. The mid-cap growth sector is less widely followed by Wall Street analysts and therefore, less efficient than the large-cap stock market. Within this sector, the co-managers believe they are likely to identify more of their brand of growth stock opportunities. Considering the currently high valuations of large-cap growth stocks relative to mid-cap growth stocks with what the portfolio co-managers think is comparable or, in many cases, better earnings growth potential, they believe the Series is particularly well positioned in today's market.

     The Series now uses the Russell Mid Cap(TM) Growth Index as its benchmark. Consistent with the Series' capitalization parameters and growth style, the co-managers believe this is a more appropriate benchmark than the S&P "500." For purposes of its policy regarding investment in mid-cap companies, the Series looks at the range of the Russell MidCap(TM) Index as of its last annual adjustment. The Frank Russell Company typically announces that range each June 30.

     Although the Series has a current intention to focus primarily on mid-cap stocks, it can invest in securities of companies from any capitalization level. The portfolio co-managers particularly examine the universe of stocks with market capitalizations between $300 million and $10 billion, in their search for promising investment opportunities.


AMT Guardian Investments


     AMT Guardian Investments subscribes to the same stock-picking philosophy followed since Roy R. Neuberger founded a similar mutual fund in 1950.

     It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining.

     The portfolio co-managers place a high premium on being knowledgeble about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. The managers would rather buy an undervalued stock because they expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. The managers tend to buy stocks that are out of favor, believing that an investor is not going to get great companies at great valuations when the market perception is great.

     Investors who switch around a lot are not going to benefit from AMT Guardian Investments' approach. They're following the market--this Series is looking at fundamentals.


AMT International Investments

     Equity portfolios consisting solely of domestic investments generally have not enjoyed the higher returns foreign opportunities can offer. Over the past thirty years, for example, the average growth rates of many foreign economies have out-paced that of the United States. While the United States accounted for almost 66% of the world's total securities market capitalization in 1970, it accounted for less than 30% of that total at the end of 1996 -- or less than a third of the dollar value of the world's available stocks and bonds.1

     Over time, a number of international equity markets have outperformed their U.S. counterpart. Although there are no guarantees, foreign markets could continue to provide attractive investment opportunities.

     In addition, according to Morgan Stanley Capital International, the leading companies in any given sector are not always U.S.-based. For example, all ten of the largest construction companies, nine of the ten largest banks and seven of the ten largest automobile companies are based outside of the United States.

     A principal advantage of investing overseas is diversification. A diversified portfolio gives investors the opportunity to pursue increased overall return while reducing risk. It is prudent to diversify by taking advantage of investment opportunities in more than one country's stock or bond market. By investing in several countries through a worldwide portfolio, investors can lower their exposure and vulnerability to weakness in any one market. Investors should be aware, however, that international investing is not a guarantee against market risk and may be affected by economic and other factors described in the Prospectus and this SAI. These include the prospects of individual companies and other risks such as currency fluctuations or controls, expropriation, nationalization and confiscatory taxation.

     Furthermore, buying foreign stocks and bonds can be difficult for the individual investor and involves many decisions. Accessing international markets is complicated; few individuals have the time or resources to evaluate thoroughly foreign companies and markets or the ability to incur the high transaction costs of direct investment in such markets. A mutual fund investing in foreign securities offers an investor broad diversification at a relatively low cost.

     The Series invests primarily in equity securities of companies located in developed foreign economies, as well as in "emerging markets." In all cases, N&B Management's investment process includes a combination of "top-down country allocation" and "bottom-up security selection."


     The portfolio manager searches the world for investment opportunities wherever and whenever they arise -- in both developed and emerging markets. First, the portfolio manager looks for countries with strong potential for growth. N&B Management believes that the majority of the total return in a global equity portfolio can be attributed to country allocation. The Series' stock selection process leads to diversification across more than 20 countries that the manager believes offer the best value.

     Then, the portfolio manager focuses on individual companies. The portfolio manager looks at the fundamentals. Does the company lead its market niche? How strong is its management? If the company is small, has it shown sustained growth? In general, the Series' selection process leads to investments in mid-sized companies in developed countries and larger, more established firms in emerging markets such as Hungary and Singapore.


         Top-down approach to regional and country diversification

     N&B Management uses extensive economic research to identify countries that offer attractive investment opportunities, by analyzing factors such as growth rates of gross domestic product, interest rate trends, and currency exchange rates. Market valuations, combined with correlation and volatility comparisons, provide N&B Management with a target allocation across twenty or more countries.

         Bottom-up approach to security selection

     N&B Management's value-oriented approach seeks out attractively priced issues, by concentrating on criteria such as a low price-to-earnings ratio relative to earnings growth rate, balance sheet strength, low price to cash flow and management quality. Typically, the Series' investment portfolio is comprised of over 100 different securities issues, primarily of medium- to large-capitalization companies (determined in relation to the principal market in which a company's securities are traded).

         Currency risk management

     Exchange rate movements and volatility are important factors in international investing. The portfolio manager believes in actively managing the Series' currency exposure, in an effort to capitalize on foreign currency trends and to reduce overall portfolio volatility. Currency risk management is performed separately from equity analysis. The portfolio manager uses a combination of economic analysis to guide the Series' longer-term posture and quantitative trend analysis to assist in timing decisions with respect to whether (or when) to invest in instruments denominated in a particular foreign currency, or whether (or when) to hedge particular foreign currencies in which liquid foreign exchange markets exist.


     For much of the past two decades, international stocks, on average, have outperformed U.S. stocks. If you had invested $10,000 in the international stocks that comprise the EAFE(R) Index and the U.S. stocks that make up the S&P "500" Index twenty years ago, here's what your investments would have been worth as of December 31, 1997:


                                             Value of            Avg. annual
                                            investment          total returns2


International stocks (EAFE(R))               $146,984                14.38%
Domestic stocks (S&P "500")                  $215,861                16.60%


     Of course, these historical results may not continue in the future. Investors should keep in mind the greater risks inherent in foreign markets, such as currency exchange fluctuations, interest rates, and potentially adverse economic and political conditions.

An Interview with the Portfolio Manager

     Q: Why should investors allocate a portion of their assets to international markets?

     A: First, an investor who does not invest internationally misses out on about two-thirds of the world's potential investment opportunities. The U.S. stock market today represents less than one-third of the world's stock market capitalization, and the U.S. portion continues to shrink as other countries around the world introduce or expand the size of their equity markets. Privatizations of government-owned corporations, initial public offerings and the occasional creation of official stock exchanges in emerging economies continuously present new opportunities for capital in an expanding global market.

     Second, many foreign economies are in earlier stages of development than ours and are growing fast. Economic growth can often mean potential for investment growth.

     Finally, international investing helps an investor increase diversification, which can reduce risk. Domestic and foreign markets generally do not all move in the same direction, so gains in one market may offset losses in another.

     Q: Does international investing involve special risks?

     A: Currency risk is one important risk presented by international investing. Fluctuations in exchange rates can either add to or reduce an investor's returns. Anyone who invests in foreign markets should keep that fact in mind.

     Other risks include, but are not limited to, greater market volatility, less government supervision and availability of public information, and the possibility of adverse economic or political developments. Additional special risks of foreign investing are discussed in the Prospectus and this SAI.

     Q: What are some of the advantages of investing in an international fund?

     A: An international mutual fund can be a convenient way to invest internationally and diversify assets among several markets to reduce risk. Additionally, the considerable burden of obtaining timely, accurate, and comprehensive information about foreign economies and securities is left to seasoned professional managers.

     Q: What is your investment approach?

     A: We seek to capitalize on investments in countries where we believe that positive economic and political factors are likely to produce above-average returns. Studies have shown that the allocation of assets among countries is typically the most important factor contributing to portfolio performance. We believe that, in the long term, a nation's economic growth and the performance of its equity market are highly correlated. Therefore, we continuously evaluate the global economic outlook as well as individual country data to guide country allocation. Our process also leads to diversification across many countries, typically twenty or more, in an effort to limit total portfolio risk.

     We strive to invest in companies within the selected countries that are in the best position to capitalize on such positive developments or companies that are most attractively valued. We usually include in the Series investments the securities of large-capitalization companies, determined in relation to the appropriate national market, as well as securities of faster-growing, medium-sized companies that offer potentially higher returns but are often associated with higher risk.

     The criteria for security selection focus on companies with leadership in specific markets or with niches in specific industries, which appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. Typically, in emerging markets, we invest in relatively large, established companies that we believe possess the managerial, financial and marketing strength to exploit successfully the growth of a dynamic economy. In more developed markets, such as Europe and Japan, the Series may invest to a higher degree in medium-sized companies. Medium-sized companies can often provide above-average growth and are less followed by market analysts, which sometimes leads to inefficient valuation.

     Finally, we strive to limit total portfolio volatility and protect the value of portfolio securities by selectively hedging the Series' foreign currency exposure in times when we expect the U.S. dollar to strengthen.

     Q: How do you perceive the current outlook?

     A: There is still an abundance of exciting investment opportunities around the world. Many equity markets still have not reached the maturity stage of the U.S. market and have much more room to grow. There are new markets opening up to foreign investment and many changes are occurring in markets where equity investments have traditionally commanded less attention than fixed income securities.



     Q: Compared to the stock market in the United States are there more anomalies in security pricing abroad?

     A: Well, the rest of the world is not as well followed as the United States. So you'll find more anomalies. At the same time, though, the level of analysis of companies around the world is improving every day, and the gap in coverage is narrowing.

     What never changes is the psychology of the investor -- you regularly see either despair or euphoria in different sectors of every international market. That, in our opinion, creates opportunities to find undiscovered gems at extraordinarily cheap prices.

     These opportunities can come from, say, uncertainty over an election going one way or another. Investors may see the outcome as totally disastrous for a country -- or as totally euphoric. Then, reality sets in, and things are never as bleak or as wonderful as they had been painted.

     Do you integrate ideas from Neuberger&Berman, LLC's ("Neuberger&Berman") research and the domestic portfolio managers?

     A: Oh, sure. As everyone knows, the world is becoming smaller, and certain industries are becoming global (or have become global). Whether one thinks about technology, pharmaceuticals, medical devices, or the automobile industry, it's really become one world market. So it's crucial to have good knowledge about both the United States and the areas outside the United States where these companies dominate.




AMT Limited Maturity Bond Investments; AMT Balanced Investments
(debt securities portion)

     Investors are accustomed to thinking of yield or interest rate figures as the same as total return on their investment, because savings accounts, conventional money market funds, and CDs do indeed return the stated yield. But bond funds are different -- bonds not only pay interest, they also fluctuate in value. For example, a decline in prevailing levels of interest rates generally increases the value of debt securities in a bond fund's portfolio, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a fund's net asset value (and total return) but not the income received by the fund from its portfolio securities. Both the yield and risk to principal usually increase as the maturity of the bond increases.

     So looking at yield alone carries high risk because the highest yielding bonds historically tend to be the ones with the longest maturities. The risk to principal in these bonds can be nearly as great as the risk in stocks and may not produce the same reward.

     What advice does the manager of the Fixed Income Group of Neuberger&Berman have for investors seeking the highest returns on their fixed income investments? "Look beyond interest rates to total return," he states unequivocally. Total return includes the yield from the bond and the increase or decrease in the market value (price) of the bond.

     "Once you consider the risk to principal, then total return is the only concept that can measure what you are actually earning from your fixed income securities," says the manager.

     The Limited Maturity Bond Portfolio is intended for investors who seek the highest current income with less volatility and risk than that of a longer-term bond fund. Both the yield and risk to principal usually increase as the maturity of the bond increases. The Portfolio's corresponding Series provides active fixed income portfolio management through investment in securities with an average portfolio duration of no longer than four years. Studies of historical bond returns have shown that risk-adjusted total returns were best in bonds having durations of two to five years. The bonds in this duration range have provided significantly higher returns than shorter-term securities and nearly the same return as longer-term fixed income securities with far less volatility. The portfolio managers attempt to increase the Series' value by actively managing duration in response to interest rate trends and fundamental economic developments. They seek to protect principal by shortening duration when interest rates are rising and enhance returns by lengthening duration in a falling interest rate market.

     AMT Limited Maturity Bond Investments also enhances return and limits risk by following a broadly diversified investment program across the various sectors of the fixed income market. Over long periods of time, corporate, mortgage- and asset-backed bonds have provided higher returns than Treasury securities. Relying on extensive internal research, the portfolio managers attempt to increase the value of the Series by purchasing securities at significant yield premiums to Treasury bonds. N&B Management uses sector weightings, which are based on an analysis of the key factors that it believes will impact the relative value and risk for each sector. These factors include the economic cycle, credit quality trends and supply/demand analysis for each security type. Within the sectors found attractive, individual bonds are rigorously analyzed for credit, cash flow and liquidity risk. Those that appear to offer attractive risk reward ratios are purchased. While overall portfolio quality is high, N&B Management believes that by careful evaluation of credit risk, the Series benefits from the inclusion of lower-rated bonds with only moderate incremental risk.

     In the debt securities portion of its investments, AMT Balanced Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Limited Maturity Bond Investments.

AMT Liquid Asset Investments

     AMT Liquid Asset Investments is oriented to investors who seek a high degree of liquidity while investing in Government and corporate money market instruments. The Series is invested to maintain a constant one dollar net asset value. The Series invests only in securities that enjoy one of the two highest credit ratings or unrated securities deemed equivalent by N&B Management.

AMT Mid-Cap Growth Investments

     Co-portfolio managers of AMT Mid-Cap Growth Investments use a growth and earnings momentum approach to investing. To uncover these mid-cap stocks they employ fundamental analysis, quantitative screens and conduct meetings with company management. They actively seek out the stock of companies that are growing earnings faster than the competitors in their respective industries. These stocks are generally found among fast growing companies in growing industries. Say the portfolio co-managers, "We are looking for the Fortune 500 companies of tomorrow". The Series looks for companies with strong growth potential and balances this with valuation analysis.

AMT Partners Investments

     AMT Partners Investments' objective is capital growth. It seeks to make money in good markets and not give up those gains during rough times.

     Investors in the Series typically seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education.

     The portfolio co-managers look for stocks that are undervalued in the marketplace either in relation to strong current fundamentals, such as a low price-to-earnings ratio, consistent cash flow, and successful track records through all parts of the market cycle, or in relation to their projection of the growth of the company's future earnings. If the market goes down, those stocks the Series elects to hold, historically, have gone down less.

     The portfolio co-managers monitor stocks of medium- to large-sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they are likely to produce a new product, become an acquisition target, or undergo a financial restructuring.

     What else catches the portfolio co-managers' eyes? Companies whose managements own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line.

     To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. The managers' reasoning? Market leaders tend to earn higher levels of profits.

Additional Investment Information

     Some or all of the Series, as indicated below, may make the following investments, among others although they may not buy all of the types of securities, or use all of the investment techniques, that are described.


     Repurchase Agreements. (All Series). In a repurchase agreement, a Series purchases securities from a bank that is a member of the Federal Reserve System (or with respect to AMT International Investments, from a foreign bank or a U.S. branch or agency of a foreign bank), or a securities dealer, that agrees to repurchase the securities from the Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven business days are considered to be illiquid securities; no Series may enter into such a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% (10% with respect to AMT Liquid Asset Investments) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Series will enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Series' investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Series' account by its custodian or a bank acting as the Series' agent. If AMT International Investments enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Series may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.


     Securities Loans. (All Series). In order to realize income, each Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Series by depositing collateral, which will be marked to market daily, in a form determined to be satisfactory by the Trustees of Managers Trust (the "Series Trustees") and equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

     Restricted Securities and Rule 144A Securities. (All Series). Each Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Series qualify under Rule 144A, and an institutional market develops for those securities, the Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of a Series' illiquidity. N&B Management, acting under guidelines established by the Series' Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, a Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Series might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Series' 15% (10% in the case of AMT Liquid Asset Investments) limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Series' Trustees believe accurately reflect fair value.

     Commercial Paper. (All Series). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Series may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Series' Trustees.

     Reverse Repurchase Agreements. (All Series). In a reverse repurchase agreement, a Series sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Series' investment limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, a Series will deposit in a segregated account with its custodian cash, fixed income, or equity securities, marked to market daily to the extent required by SEC staff policy, in an amount at least equal to each Series' obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Series.


     Banking and Savings Institution Securities. (All Series except AMT Liquid Asset Investments). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Series invests typically are not covered by deposit insurance.


     AMT Liquid Asset Investments may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on N&B Management's approved list, and (3) in the case of a foreign bank or institution, the securities are, in N&B Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Series. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements.


     Leverage. (AMT International Investments). The Series may make investments when borrowings are outstanding. Leverage creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may amplify changes in the Series' and its corresponding Portfolios' net asset values ("NAVs"). Although the principal of such borrowings will be fixed, the Series' assets may change in value during the time the borrowing is outstanding. Leverage creates interest expenses for the Series. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Series will have to pay, the Series' net income will be greater than it would be if leveraging were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Series will be less than if leveraging were not used, and therefore the amount available for distribution to the Series' shareholders as dividends will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Series' investment limitations.


     Generally, the Series does not intend to use leverage for investment purposes. It may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

     Foreign Securities. (All Series). Each Series may invest in U.S. dollar-denominated securities issued by foreign issuers (including governments, quasi-governments and, with respect to AMT International Investments, banks) and foreign branches of U.S. banks, including negotiable CDs, commercial paper and, with respect to AMT International Investments, bankers' acceptances. These investments are subject to each Series' quality and, in the case of each fixed income Series, their maturity or duration standards.

     While investments in foreign securities are intended to reduce risk by providing further diversification (with respect to all Series but AMT International, Limited Maturity Bond, and Mid-Cap Growth Investments), such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States.

     Each Series (except AMT Liquid Asset Investments) also may invest in equity (except AMT Limited Maturity Bond Investments), debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to (1) common and preferred stocks, with respect to all Series except AMT Limited Maturity Bond Investments, (2) convertible securities, with respect to AMT Balanced, Growth, Guardian, Mid-Cap Growth, Partners and International Investments, (3) warrants, with respect to AMT International and Mid-Cap Growth Investments, (4) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (5) obligations of other corporations, and (6) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments, and there are generally higher commission rates on foreign portfolio transactions. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Series endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

     Foreign securities often trade with less frequency and in less volume than domestic securities and may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodian fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.


     Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Series is uninvested and no return is earned thereon. The inability of a Series to make intended security purchases due to settlement problems could cause a Series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Series due to subsequent declines in value of the portfolio securities, or, if a Series has entered into a contract to sell the securities, could result in possible liability to the purchaser.


     Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     With respect to all Series except AMT International Investments and AMT Liquid Asset Investments (which may not invest in foreign currency-denominated securities), investment in foreign securities is limited in order to limit the risk inherent in investing in foreign currency-denominated securities. AMT Balanced (equity securities portion, Growth, Guardian and Partners Investments may not purchase any such security if after such purchase more than 10% of its total assets (taken at market value) would be invested in such securities. With respect to AMT Limited Maturity Bond and Mid-Cap Growth Investments, this limitation is 25% and 20%, respectively. Within such limitation, however, a Series is not restricted in the amount it may invest in securities denominated in any one foreign currency.


     Variable or Floating Rate Securities; Demand Features and Guarantees. (All Series). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the quality standards applicable to obligations purchased by the Series. Accordingly, in purchasing these securities, each Series relies primarily on the creditworthiness of the credit instrument issuer or the insurer. Except for AMT Liquid Asset Investments, no Series may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, each Series except for AMT Liquid Asset Investments excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. AMT Liquid Asset Investments may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.


     A Series can also buy fixed rate securities accompanied by demand features or put options, permitting the Series to sell the security to the issuer or third party at a specified price. A Series may rely on the creditworthiness of issuers of credit enhancements in purchasing these securities.

     In calculating its dollar-weighted average maturity and duration, each Series is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which principal must unconditionally be paid. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.


     Mortgage-Backed Securities. (AMT Liquid Asset Investments, AMT Limited Maturity Bond Investments and AMT Balanced Investments). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality such as the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA"), and Freddie Mac ("FHLMC"), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers.


     Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Series may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Series use an approach that N&B Management believes is reasonable in light of all relevant circumstances.

     Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

     Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers), including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit, may support timely payment of interest and principal of non-governmental pools. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. N&B
Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Series' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.


     A Series may buy mortgage-backed securities without insurance or guarantees, if N&B Management determines that the securities meet the Series' quality standards. A Series may not purchase mortgage-backed securities that, in N&B Management's opinion, are illiquid if, as a result, more than 15% (10% in the case of AMT Liquid Asset Investments) of the value of the Series' net assets would be invested in illiquid securities. N&B Management will, consistent with a Series' objective, policies and limitations, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

     Dollar Rolls. (AMT Limited Maturity Bond Investments and AMT Balanced Investments). In a "dollar roll", a Series sells securities for delivery in the current month and the Series simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash-equivalent securities position that matures (or can be sold and settled) on or before the forward settlement date of the dollar roll transaction. These techniques are considered borrowings for purposes of each Series' investment policies and limitations concerning borrowings. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Series.

     Forward Commitments and When-Issued Securities. (All Series except AMT Liquid Asset Investments and AMT Guardian Investments). Each Series may purchase securities (including, with respect to AMT Limited Maturity Bond and Balanced Investments, mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates) on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Series to purchase or sell securities at a future date (ordinarily within two months although the Series may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.


     When-issued purchases and forward commitment transactions enable a Series to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Series might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Series might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.

     The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Series' NAV starting on the date of the agreement to purchase the securities. Because the Series has not yet paid for the securities, this produces an effect similar to leverage. A Series does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Series makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in a Series' assets. Fluctuations in the market value of the underlying securities are not reflected in a Series' NAV as long as the commitment to sell remains in effect.

     A Series will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Series may dispose of or renegotiate a commitment after it has been entered into. A Series also may sell securities it has committed to purchase before those securities are delivered to the Series on the settlement date. A Series may realize a capital gain or loss in connection with these transactions.

     When a Series purchases securities on a when-issued basis, it will deposit, in a segregated account with its custodian, until payment is made, cash, fixed income, or equity securities having an aggregate market value (determined daily to the extent required by SEC staff policy) at least equal to the amount of the Series' purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that a Series will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.


     Covered Call Options (All Series except AMT Liquid Asset  Investments)  and
Put Options on Individual Securities. (AMT International Investments, AMT Limited Maturity Bond Investments, AMT Mid-Cap Growth Investments and AMT Balanced Investments). AMT International, Limited Maturity Bond, Mid-Cap Growth and Balanced Investments may write and purchase put and call options on securities. All Series except AMT Liquid Asset Investments may write or purchase covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce the effect of price fluctuations of securities held by the Series on the Series' and its corresponding Portfolio's NAVs) or to earn premium income. Securities on which call and put options may be written and purchased by a Series are purchased solely on the basis of investment considerations consistent with the Series' investment objective.

     A Series will receive a premium for writing a put option, which will obligate that Series to acquire a certain security at a price at any time until a certain date if the purchaser of the option decides to exercise the option. A Series may be obligated to purchase the security at more than its current value.

     When a Series purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. A Series might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

     When a Series writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. A Series receives a premium for writing the call option. Each Series writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the writer may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Series may be obligated to deliver securities underlying a call option at less than the market price.

     When a Series purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A call option would be purchased by a Series to protect against an increase in the price of the securities it intends to purchase or to offset a previously written call option. AMT International Investments may purchase call options for hedging or non-hedging purposes.


     The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which a Series will not do), but is capable of enhancing a Series' total return. When writing a covered call option, a Series, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Series, in return for the premium, takes the risk that it must purchase the underlying security at a price which may be more than the current market price of the security. If a call or put option that a Series has written expires unexercised, the Series will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call or put option is exercised, the Series will realize a gain or loss from the sale or purchase of the underlying security.

     The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American style options are exercisable at any time prior to their expiration date. AMT International Investments may also purchase European-style options, which are exercisable only immediately prior to their expiration. The obligation under any option written by a Portfolio terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Series and is never exercised or closed out, that Series will lose the entire amount of the premium paid.


     Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. AMT International Investments may purchase and sell options that in the United States are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Series and its counter-party with no clearing organization guarantee. Thus, when a Series sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing purchase transaction" with the dealer to whom (or from whom) the Series originally sold or purchased the option. There can be no assurance that a Series would be able to liquidate an OTC option at any time prior to expiration. Unless a Series is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of the counter-party's insolvency, a Series may be unable to liquidate its option position and the associated cover. N&B Management monitors the creditworthiness of dealers with which a Series may engage in OTC options transactions.


     The assets used as cover (or held in a segregated account) for OTC options sold or written by a Series will be considered illiquid for purposes of the non-fundamental policies and limitations of the Series unless the OTC options are sold to qualified dealers who agree that the Series may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The premium received (or paid) by a Series when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by a Series for writing an option is recorded as a liability on the Series' statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Series' NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

     Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Series to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Series will be able to effect closing transactions at favorable prices. If a Series cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.


     A Series pays the brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, a Series may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.


     A Series will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by a Series; however, the Series could be in a less advantageous position than had it not written the call option.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.


     Put and Call Options on Securities Indices. (AMT International Investments and AMT Mid-Cap Growth Investments). These Series may write or purchase put and covered call options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Series' securities or securities the Series intends to buy. The Series may write securities index options to close out positions in such options that it has purchased. The Series currently do not expect to invest a substantial portion of their assets in securities index options. Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed "index multiplier."

     A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges. All securities index options purchased by the Series will be listed and traded on an exchange.


     The Series may purchase put options in order to hedge against an anticipated decline in securities market prices that might adversely affect the value of the Series' portfolio securities. If the Series purchases a put option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Series' portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, the Series will not be able to exercise the option profitably and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the Series' portfolio securities.

     The Series may purchase call options on securities indices in order to participate in an anticipated increase in securities market prices. If the Series purchases a call option on a securities index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the securities index above the exercise price. Such payments would, in effect, allow the Series to benefit from securities market appreciation even though it may not have had sufficient cash to purchase the underlying securities. Such payments may also offset increases in the price of securities that the Series intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, the Series will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Series pays to buy additional securities for its portfolio.

     The Series may write securities index options in order to close out positions in securities index options which it has purchased. These closing sale transactions enable the Series immediately to realize gains or minimize losses on its options positions. If the Series is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

     The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of the securities indices on which options are available. In addition, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Series in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.


     Other Risks of Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. A Series may purchase and sell both options that are traded on U.S. and foreign exchanges and certain options traded in the OTC market in transactions with broker-dealers who make markets in such options.


     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient interest in trading certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or its clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the clearing organization as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The writing of options on securities involves a risk that a portfolio will be required to sell or purchase such securities at a price less favorable than the current market price and will lose the benefit of appreciation or depreciation in the market price of such securities.

     A Series would incur brokerage commissions or spreads in connection with its options transactions as well as for purchases and sales of underlying securities. Brokerage commissions from options transactions are generally higher than for portfolio securities transactions. The writing of options could result in a significant increase in the Series' turnover rate.


     Indexed Securities. (AMT Limited Maturity Bond Investments, AMT International Investments and AMT Balanced Investments). These Series may invest in securities whose value is linked to foreign currencies, interest rates, commodities, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investments in the underlying instrument or to one or more options thereon. However, some indexed securities are more volatile than the underlying instrument itself.

     AMT Limited Maturity Bond Investments and AMT Balanced Investments may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration.

     Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Series must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, a Series may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

     Futures Contracts and Options Thereon. (AMT International Investments, AMT Limited Maturity Bond Investments, AMT Mid-Cap Growth Investments and AMT Balanced Investments). AMT International and Mid-Cap Growth Investments may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency future and options thereon, to hedge against changes in prevailing currency exchange rates.

     AMT Limited Maturity Bond and Balanced Investments may purchase and sell interest rate and bond index futures contracts and options thereon and may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts) and options thereon. These Series engage in interest rate and bond index futures and options transactions in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates, and they engage in foreign currency futures and options transactions in an attempt to hedge against expected changes in prevailing currency exchange rates.

     Because the futures markets may be more liquid than the cash markets, the use of futures permits a Series to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. AMT Limited Maturity Bond and Balanced Investments do not engage in transactions in futures or options thereon for speculation; they view investment in (1) interest-rate and bond index futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for hedged securities and (2) foreign currency futures and options thereon as a means of establishing more definitely the effective return on or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Series.

     AMT International and Mid-Cap Growth Investments may purchase and sell futures and purchase and write put and call options on such futures contracts for bona fide hedging and non-hedging purposes (i.e., in an effort to enhance income) as defined in regulations of the Commodities Futures Trading Commission ("CFTC").

     AMT International and Mid-Cap Growth Investments may enter into futures contracts on currencies, debt securities, interest rates, and securities indices that are traded on exchanges regulated by the CFTC or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange. AMT International Investments may sell futures contracts in order to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Series, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Series may purchase futures contracts in order to fix what N&B Management believes to be a favorable price for securities the Series intends to purchase. If a futures contract is purchased by the Portfolio, the value of the contract will tend to change together with changes in the value of such securities. To compensate for differences in historical volatility between positions the Series wishes to hedge and the standardized futures contracts available to it, the Series may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

     With respect to currency futures, AMT International and Mid-Cap Growth Investment may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if N&B Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency and to protect against an increase in the price of securities which are denominated in that currency and which the Series intends to purchase. The Series may also purchase a currency futures contract or a call option thereon for non-hedging purposes when N&B Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency will appreciate in value, and securities denominated in that currency do not present an attractive investment and are not included in the Series.


     A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.


     U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets the exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.


     Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by AMT International Investments will usually be liquidated in this manner, the Series may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

     "Margin" with respect to futures is the amount of assets that must be deposited by a Series with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Series' futures positions. The margin deposit made by a Series when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Series will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Series. In computing its daily NAV, each Series marks to market the value of its open futures positions. Each Series also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Series could suffer a delay in recovering its funds and could ultimately suffer a loss.


     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as described herein.

     Although each Series believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets or about interest rate on currency exchange rate trends is incorrect, a Series overall return would be lower than if it had not entered into any such contracts. The prices of futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Series' futures position and the securities held by or to be purchased for the Series. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.


     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

     Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by Series, it could (depending on the size of the position) have an adverse impact on the NAV of the Series.


     Forward Foreign Currency Transactions. (All Series except AMT Liquid Asset Investments). Series may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). Series also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

     The Series enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Series do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Series or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Series that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest or other payments on these securities.

     AMT International Investments may enter into forward contracts for hedging or non-hedging purposes. When the Series engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Series to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. AMT International Investments may also purchase and sell forward contracts for non-hedging purposes when N&B Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Series' investment portfolio.

     Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

     At the consummation of a forward contract to sell currency, a Series may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Series chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Series into such currency. If the Series engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.


     The Series are not required to enter into such transactions and will not do so unless deemed appropriate by N&B Management.

     Using forward contracts to protect the value of a Series' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Series' foreign assets.


     N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.


     However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, a Series could be in a less advantageous position than if such a hedge had not been established. If a Series uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Series' securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Series may experience delays in the settlement of its foreign currency transactions.

     AMT International Investments may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. AMT International Investments may also invest in securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount in the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Series may invest in securities denominated in other currency "baskets." The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Series' ability to prevent potential losses.

     Currency Futures and Related Options. (AMT International Investments, AMT Limited Maturity Bond Investments, AMT Mid-Cap Growth Investments and AMT Balanced Investments). Each Series may enter into currency futures contracts and options on such futures contracts in domestic and foreign markets. Each Series may sell a currency futures contract or a call option, or it may purchase a put option on such futures contract, if N&B Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of a Series' securities denominated in such currency. If N&B Management anticipates that exchange rates will rise, a Series may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in a particular currency and which the Series intends to purchase. AMT International Investments may also purchase a currency futures contract, or a call option thereon, for non-hedging purposes (i.e., in an effort to enhance income) when N&B Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Series' portfolio. Each Series will use these futures contracts and related options for hedging purposes and, with respect to AMT International Investments and AMT Mid-Cap Growth Investments, for non-hedging purposes as well (i.e., in an effort to enhance income) as defined in CFTC regulations.


     The sale of a currency futures contract creates an obligation by a Series, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. The purchase of a currency futures contract creates an obligation by a Series, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To close out a currency futures contract sold by a Series, the Series may purchase a currency futures contract for the same aggregate amount of currency and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Series is immediately paid the difference. Similarly, to close out a currency futures contract purchased by a Series, the Series sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Series realizes a gain. Likewise, if the offsetting sale price is less than the purchase price, the Series realizes a loss.


     Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. For the holder of an option, there are no daily payments of cash for "variation" or "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.


     A risk in employing currency futures contracts to protect against price volatility of portfolio securities which are denominated in a particular currency is that the prices of such securities subject to currency futures contracts may not completely correlate with the behavior of the cash prices of the Series' securities. The correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that N&B Management could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place. When a Series engages in the purchase of currency futures contracts, an amount equal to the market value of the currency futures contract (minus any required margin) will be deposited in a segregated account of securities, cash, or cash equivalents to collateralize the position and thereby limit the use of such futures contracts.

     Put and call options on currency futures have characteristics similar to those of other options. In addition to the risks associated with investing in options on securities, however, there are particular risks associated with transactions in options on currency futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market for such options.


     Options on Foreign Currencies. (All Series except AMT Liquid Asset Investments). Each Series may write and purchase covered call and put options on foreign currencies. A Series would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, AMT International Investments may purchase put and call options on foreign currencies for non-hedging purposes when N&B Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Series' investments. The Series may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.


     A decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, a Series may purchase put options on the foreign currency. If the value of the currency declines, a Series will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Series' securities denominated in that currency.

     Conversely, if the dollar value of a currency in which securities to be acquired by the Series are denominated rises, thereby increasing the cost of such securities, the Series may purchase call options on such currency. If the value of such currency increases sufficiently, the Series will have the right to purchase that currency for a fixed amount of dollars which is less than the market value of that currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities a Series intends to acquire.

     As in the case of other types of options transactions, however, the benefit a Series derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Series could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

     A Series may also write options on foreign currencies for hedging purposes. For example, if N&B Management anticipates a decline in the dollar value of foreign currency denominated securities because of declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset, at least in part, by the amount of the premium received by the Series.

     Similarly, a Series could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option most likely will not be exercised, and such increased cost will be offset, at least in part, by the amount of the premium received by the Series. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.

     If unanticipated exchange rate fluctuations occur, a put or call option may be exercised and the Series could be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Series also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

     AMT International Investments and AMT Mid-Cap Growth Investments, may purchase call options on currency for non-hedging purposes when N&B Management anticipates that the currency will appreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not included in the Series' portfolio. The Series may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone. However, in writing covered call options for additional income, the Series may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, the Series accepts, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.


     Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

     AMT International Investments and AMT Mid-Cap Growth Investments would normally purchase call options for non-hedging purposes in anticipation of an increase in the market value of a currency. The Series would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise the Series would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by the Series for the purpose of benefiting from a decline in the value of currencies which it does not own. The Series would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Series would realize either no gain or a loss on the purchase of the put option.


     A call option written on foreign currency by a Series is "covered" if the Series owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. This also would apply to additional cash consideration held in a segregated account by its custodian, upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Series holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by the Series in cash, fixed income or equity securities in a segregated account with its custodian.

     The risks of currency options are similar to the risks of other options, as discussed herein.


     Regulatory Limitations on Using Futures, Options on Futures and Options on Foreign Currencies. To the extent a Series sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes, as defined by the CFTC, the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Series' net assets.

     Cover for Futures, Options on Futures, Options on Securities, Indices and Foreign Currencies, and Forward Contracts ("Hedging Instruments"). Each Series will comply with SEC staff guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash, fixed income, or equity securities. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Series' assets could impede portfolio management or the Series' ability to meet current obligations. A Series may be unable promptly to dispose of assets which cover or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Series.


     General Risks of Hedging Instruments. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Series and changes in the market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Series' securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Series to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Series to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Series' underlying securities or currency. N&B Management intends to reduce the risk that a Series will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that a Series' use of Hedging Instruments will be successful. Hedging Instruments may not be available with respect to some currencies, especially those of so-called "emerging market" countries.

     A Series' use of Hedging Instruments may be limited by certain provisions of the Internal Revenue Code of 1996 with which it must comply if its corresponding Fund is to qualify as a regulated investment company ("RIC"). See "Additional Tax Information - Taxation of Each Portfolio."


     Short Sales (AMT Growth Investments and AMT International Investments) and Short Sales Against-the-Box (All Series). AMT Growth and International Investments may enter into short sales of securities. Under applicable guidelines of the staff of the SEC, if a Series engages in a short sale of the type referred to in the Prospectus, it must put in a segregated account (not with the broker) an amount of cash or U.S. government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Series replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short.

     The effect on the Series of engaging in short selling is similar to the effect of leverage. Short selling may amplify changes in the corresponding Portfolio's NAV and yield. Short selling may also produce higher than normal portfolio turnover which may result in increased transaction costs to the Series.


     All Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

     Foreign Corporate and Government Debt Securities. (All Series). Each Series may invest in foreign corporate bonds and debentures and sovereign debt instruments issued or guaranteed by foreign governments, their agencies or instrumentalities.

     Foreign debt securities are subject to risks similar to those of other foreign securities. In addition, foreign debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and are also subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in such securities only when it concludes that the anticipated return to the Series and the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of the ratings used by Moody's and S&P is included in the Appendix to the SAI. Subsequent to its purchase by the Series, an issue of securities may cease to be rated or its rating may be reduced. In such a case, N&B Management will make a determination as to whether the Series should dispose of the downgraded securities.


     Asset-Backed Securities. (AMT Liquid Asset Investments, AMT Limited Maturity Bond Investments and AMT Balanced Investments). Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.


     Certificates for Automobile Receivablessm ("CARSsm") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payment of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSsm if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

     Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

     Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

     U.S. Dollar-Denominated Foreign Debt Securities. (All Series). These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances and commercial paper. These investments are subject to each Series' quality, maturity, and duration standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

     Foreign Currency Denominated Foreign Securities. (All Series except AMT Liquid Asset Investments). The Series may invest in debt or other income-producing securities (of issuers in countries whose governments are considered stable by N&B Management) that are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.

     Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.

     Foreign market also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Series are uninvested and no return is earned thereon. The inability of the Series to make intended security purchases due to settlement problems could cause the Series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Series due to subsequent declines in value of the securities, or, if the Series has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


     In order to limit the risks inherent in investing in foreign currency denominated securities, the Series (except AMT International Investments) may not purchase any such security if, as a result, more than 10% (20% with respect to AMT Mid-Cap Investments and 25% with respect to AMT Limited Maturity Bond Investments) of its net assets (taken at market value) would be invested in foreign currency denominated securities. Within the limitation, however, a Series is not restricted in the amount it may invest in securities denominated in any one foreign currency.


     Convertible Securities. (AMT International Investments, AMT Growth Investments, AMT Balanced Investments, AMT Mid-Cap Growth Investments, AMT Guardian Investments and AMT Partners Investments). Each Series may invest in convertible securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock. Convertible debt securities are subject to each Series' investment policies and limitations concerning fixed-income investments.

     Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Series is called for redemption, the Series will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the fund's ability to achieve its investment objective.


     Preferred Stock. (AMT International Investments, AMT Growth Investments, AMT Balanced Investments, AMT Mid-Cap Growth Investments, AMT Guardian Investments and AMT Partners Investments). These Series may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

     Zero Coupon (All Series) and Step Coupon Securities. AMT Limited Maturity Bond Investments and AMT Balanced Investments). Each Series may invest in zero coupon securities and AMT Limited Maturity Bond and Balanced Investments may invest in step coupon securities, both of which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or specify a future date when the securities begin paying current interest. Rather, they are issued and traded at a significant discount from their face amount or par value, which discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by each such Series prior to the receipt of any actual payments. Because each Portfolio must distribute to its shareholders substantially all of its net income (including its share of its corresponding Series' accrued OID) to its shareholders each year for income tax purposes, a Series may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Portfolio's distribution requirements.


     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality.


     Municipal Obligations. (AMT Limited Maturity Bond Investments, AMT Liquid Asset Investments and AMT Balanced Investments). Municipal obligations are securities issued by or on behalf of states (as used herein, including the District of Columbia), territories and possessions of the United States and their political subdivisions, agencies, and instrumentalities. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes", which are also municipal obligations, are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.


     The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations in which a Series invests (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Series' investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Efforts are underway that may result in a restructuring of the federal income tax system. Any of these factors could affect the value of municipal securities.




     Fixed Income Securities. (All Series except AMT Liquid Asset Investments). Each Series may invest in money market instruments, U.S. Government or Agency securities, and corporate bonds and debentures receiving one of the four highest ratings from S&P, Moody's, or any other NRSRO or, if not rated by any NRSRO, deemed of comparable quality by N&B Management ("Comparable Unrated Securities"); in addition, AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities rated below investment grade or Comparable Unrated Securities. AMT Limited Maturity Bond Investments and AMT Mid-Cap Growth Investments may invest up to 10% of their net assets, measured at the time of investment, in debt securities rated below investment grade, but rated at least B (C with respect to AMT Mid-Cap Growth Investments) by S&P or Moody's, or Comparable Unrated Securities; AMT Balanced Investments may invest up to 10% of its debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade, but rated at least B by S&P or Moody's, or Comparable Unrated Securities. AMT International Investments may invest up to 5% of its net assets, measured at the time of investment, in debt securities that are rated below investment grade or comparable unrated securities. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. A Series relies on the credit evaluations performed by N&B Management and on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.


     Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

     Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.


     Subsequent to its purchase by a Series an issue of securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Series. In such a case, with respect to all Series except AMT Liquid Asset Investments, the Series will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets. AMT Limited Maturity Bond Investments and AMT Balanced Investments (debt securities portion) may hold up to 5% of their net assets in securities that are downgraded after purchase to a rating below CCC. With respect to AMT Liquid Asset Investments, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.


     Swap Agreements. (AMT International Investments). The Series may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Series otherwise could not invest efficiently). In an example of a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Series' performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Series' ability to terminate its swap agreements or reduce its exposure through offsetting transactions. In accordance with SEC staff requirements, the Series will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Series will segregate only the amount of its net obligation, if any. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

     Lower Rated Debt Securities. (AMT Balanced Investments, AMT Limited Maturity Bond Investments, AMT Mid-Cap Growth Investments and AMT Partners Investments). These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues, but they may involve significant risk under adverse conditions. In particular, they are subject to: adverse changes in general economic conditions and in the industries in which the issuers are engaged, changes in the financial condition of the issuers, and price fluctuations in response to changes in interest rates.

     During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

     The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Series' ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

                           CERTAIN RISK CONSIDERATIONS


     A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series (other than a Portfolio) redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


     Although each Series seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Series will achieve its investment objective.

                             PERFORMANCE INFORMATION

     A Portfolio's performance may be quoted in advertising in terms of yield or total return if accompanied by performance of an insurance company's separate account. Each Portfolio's performance figures are based on historical earnings and are not intended to indicate future performance. The share price (except in the case of the Liquid Asset Portfolio), yield and total return of each Portfolio will vary, and an investment in a Portfolio, when redeemed, may be worth more or less than the original purchase price.

Yield Calculations

     The Liquid Asset Portfolio may advertise its "current yield" and "effective yield." The Portfolio's current yield is based on a seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

     The effective yield of the Portfolio is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1


     For the seven calendar days ended December 31, 1997, the current yield of the Liquid Asset Portfolio was 4.73%. For the same period, the effective yield was 4.84%.


     Limited Maturity Bond Portfolio. The Portfolio may advertise its "yield" based on a 30-day (or one-month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.


     The annualized yield for the Limited Maturity Bond Portfolio for the 30-day period ended December 31, 1997 was 5.83%.


Total Return Computations. (All Portfolios except Liquid Asset Portfolio).

     A Portfolio may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                P (1 + T)n = ERV

     Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results. Of course, past performance cannot be a guarantee of future results. These calculations assume that all dividends and distributions are reinvested.


     The average annual total returns for the Growth Portfolio (and the predecessor of the Growth Portfolio for the period prior to May 1, 1995) for the one-, five-, and ten-year periods ended December 31, 1997, were +29.01%, +13.48%, and +14.88%, respectively.

     The average annual total returns for the Limited Maturity Bond Portfolio (and the predecessor of the Limited Maturity Bond Portfolio for the period prior to May 1, 1995) for the one-, five-, and ten-year periods ended December 31, 1997, were +6.74%, +5.63%, and +7.07%, respectively.

     The average annual total returns for the Balanced Portfolio (and the predecessor of the Balanced Portfolio for the period prior to May 1, 1995) for the one-year and five-year periods ended December 31, 1997, and for the period from February 28, 1989 (commencement of operations), through December 31, 1997, were +19.45, +10.21, and +11.20, respectively.

     The average annual total return for the Partners Portfolio (and the predecessor of the Partners Portfolio for the period prior to May 1, 1995) for the one year period ended December 31, 1997 and for the period from March 22, 1994 (commencement of operations) through December 31, 1997 was +31.25% and +24.18% respectively.

     The aggregate total return for the Mid-Cap Growth Portfolio for the period since inception (November 3, 1997) through December 31, 1997 was +17.20%.

     The aggregate total return for the Guardian Portfolio for the period since inception (November 3, 1997) through December 31, 1997 was +5.20%.

     N&B Management may waive a portion of its fee or reimburse certain of the Portfolios and predecessors of the Portfolios for certain expenses during the periods shown, which has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administrative Services" below.


     Average annual total returns quoted for the Portfolios include the effect of deducting a Portfolio's expenses, but may not include insurance-related charges and other expenses attributable to any particular insurance product. Since you can only purchase shares of a Portfolio through a variable annuity or variable life insurance contract (except with respect to the Balanced Portfolio, which may also be purchased by Qualified Plans) you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a Portfolio's performance to that of other mutual funds.

Comparative Information

     From time to time a Portfolio's performance may be compared with

                  (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc. ("Lipper"), C.D.A./Weisenberger, Morningstar, Inc. ("Morningstar"), Micropal Incorporated, VARDS and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or


                  (2) recognized bond, stock and other indices, such as the Shearson Lehman Bond Index, The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 ("S&P 600"), S&P Mid Cap 400 ("S&P 400"), Russell 2000 Stock Index, Russell Mid Cap Growth Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, NASDAQ, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College costs,
         Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 includes stocks that range in market value from $27 million to $880 million, with an average of $302 million. The S&P 400 measures mid-sized companies with an average market capitalization of $1.2 billion. The EAFE(R) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.


     In addition, the Limited Maturity Bond Portfolio's performance may be compared with the Merrill Lynch 1-3 year Treasury Index and the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.

     Evaluations of a Portfolio's performance, its yield/total return and comparisons may be used in advertisements and in information furnished to present and prospective shareholders (collectively, "Advertisements"). The Portfolios may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.


     Each Series may invest some of its assets in different types of securities than those included in the index used as a comparison with the Series' historical performance. A Series may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and volatility of those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility, which may yield different results.


     Other Performance Information. From time to time, information about a Series' portfolio allocation and holdings as of a particular date may be included in Advertisements for the corresponding Portfolio. This information may include the Series' portfolio diversification by asset type.

                              TRUSTEES AND OFFICERS

     The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios, advised by Neuberger&Berman and N&B Management.

                                           Positions Held with
Name, Address and Age (1)                       the Trusts             Principal Occupation(s)(2)
---------------------                      --------------------        -----------------------
Stanley Egener*                             Chairman of the Board,      Principal of Neuberger&Berman; President and Director of N&B
  Age: 64                                   Chief Executive Officer     Management;  Chairman  of the of  each  Trust  Board,  Chief
                                            and Trustee                 Executive  Officer,  and Trustee of eight other mutual funds for which  N&B  Management  acts as  investment  manager  or administrator.




Faith Colish                               Trustee of each Trust        Attorney at law, Faith Colish, Professional
63 Wall Street                                                          Corporation.
24th Floor
New York, NY  10005
   Age: 62

Walter G. Ehlers                           Trustee of each Trust         Consultant; Director of The Turner
6806 Suffolk Place                                                       Corporation, A.B. Chance Company, and
Harvey Cedars, NJ 08008                                                  Crescent Jewelry, Inc.
   Age: 65

C. Anne Harvey                             Trustee of each Trust         Director of American Association of Retired
2555 Pennsylvania Avenue, N.W.                                           Persons ("AARP") Program Services and
Washington, DC  20037                                                    Administrator of AARP Foundation; The
  Age:  60                                                               National  Rehabilitation Hospital's Board of
                                                                         Advisors; Individual Investors Advisory
                                                                         Committee to the New York Stock Exchange
                                                                         Board of Directors; Steering Committee for
                                                                         the U.S. Securities and Exchange Commission
                                                                         Facts on Saving and Investing Campaign; and
                                                                         American Savings Education Council's Policy
                                                                         Board (ASEC).

Leslie A.  Jacobson                        Trustee of each  Trust        Counsel  to Fried,  Frank,  Harris,
24 Birdsall  Farm Drive                                                  Shriver & Jacobson,  attorneys  at law;  previously  a
Armonk, NY 10504                                                         partner of that firm.
   Age: 87

Robert M. Porter                           Trustee of each Trust         Retired September, 1991; Formerly Director of
P.O. Box 33366                                                           Customer Relations, Aetna Life & Casualty
Kerrville, TX  78029-3366                                                Company.
   Age: 72

Ruth E. Salzmann                           Trustee of each Trust         Retired; Director of John Deere Insurance
1556 Pine Street                                                         Group; Actuarial Consultant.
Stevens Point, WI  54481
   Age: 79

Peter P. Trapp                             Trustee of each Trust         Assistant Regional Manager for Atlanta
Ford Motor Credit Company                                                Region, Ford Motor Credit Company since
1455 Lincoln Parkway                                                     August, 1997; prior thereto, President, Ford
Atlanta, GA  30346-2209                                                  Life Insurance Company, April, 1995 until
   Age: 53                                                               August, 1997; Consultant from December, 1994
                                                                         until April, 1995; Vice President, Sentry
                                                                         Insurance & Mutual Company, and President and
                                                                         Chief Operating Officer, Sentry Investors
                                                                         Life Insurance Company until November, 1994.

Lawrence Zicklin*                          President and Trustee of      Principal of Neuberger&Berman; Director of
   Age: 62                                 each Trust                    N&B Management; President and/or Trustee of
                                                                         five other mutual funds and portfolios for which
                                                                         N&B Management acts as investment manager
                                                                         or administrator.

Daniel J. Sullivan                         Vice President of each Trust  Senior Vice President of N&B Management since
   Age: 58                                                               1992; Vice President of eight other mutual
                                                                         funds for which N&B Management acts as
                                                                         investment manager or administrator.

Michael J. Weiner                          Vice President and            Senior Vice President of N&B Management since
   Age: 51                                 Principal Financial Officer   1992; Treasurer of N&B Management from 1992 to 1996;
                                           of each Trust                 Vice President and Principal Financial Officer of
                                                                         eight other mutual funds for which N&B Management
                                                                         acts as investment manager or administrator.

Claudia A. Brandon                         Secretary of each Trust       Vice President of N&B Management; Secretary
   Age: 41                                                               of eight  other mutual funds for which N&B
                                                                         Management acts as investment manager or
                                                                         administrator.

Richard Russell                            Treasurer and Principal       Vice President of N&B Management since 1993;
   Age: 51                                 Accounting Officer of each    prior thereto, Assistant Vice President of
                                           Trust                         N&B Management; Treasurer and Principal Accounting
                                                                         Officer of eight other mutual funds for which N&B
                                                                         Management acts as investment manager or
                                                                         administrator.

Stacy Cooper-Shugrue                       Assistant Secretary of each   Assistant Vice President of N&B Management
   Age: 35                                 Trust                         since 1993; prior thereto, an employee of N&B
                                                                         Management; Assistant Secretary of eight other
                                                                         mutual funds for which N&B Management acts as
                                                                         investment manager or administrator.

C. Carl Randolph                           Assistant Secretary           Principal of Neuberger&Berman since 1992;
   Age: 60                                 of each Trust                 Assistant Secretary of eight other mutual
                                                                         funds for which N&B Management acts as
                                                                         investment manager or administrator.

Barbara DiGiorgio                          Assistant Treasurer of each   Assistant Vice President of N&B Management
    Age: 39                                Trust                         since 1993; prior thereto, employee of N&B
                                                                         Management; Assistant Treasurer of eight other
                                                                         mutual funds for which N&B Management acts as
                                                                         investment manager or administrator since 1996.

Celeste Wischerth                          Assistant Treasurer of each   Assistant Vice President of N&B Management
    Age: 37                                Trust                         since 1994; Assistant Treasurer of eight other
                                                                         mutual funds for which N&B Management acts as
                                                                         investment manager or administrator.



-----------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the position shown for at least the last five years.

* Indicates an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger&Berman.

     The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each Trust will indemnify the Trustees and their officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust or Advisers Trust, respectively, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


     Trustees who are not officers or employees of N&B Management, Neuberger&Berman and/or the Life Companies or any of their affiliates are paid trustees' fees. For the year ended December 31, 1997, a total of $90,750 in fees was paid to the Trustees as a group by the Trust and a total of $92,750 in fees was paid to the Trustees as a group by Managers Trust. The following table shows 1997 compensation by Trustee.




                                                    COMPENSATION TABLE

-------------------------------- ------------------- --------------------- ------------------ ----------------------

                                                     Pension or                               Total Compensation
                                                     Retirement Benefits   Estimated          From Trust and Fund
                                 Aggregate           Accrued As Part of    Annual Benefits    Complex Paid to
Name of Person,                  Compensation From   Trust's Expenses      Upon Retirement    Trustees(1)
Position                         Trust(1)
-------------------------------- ------------------- --------------------- ------------------ ----------------------

Stanley Egener,                     None                None                 None               None(2)
   Chairman and Trustee

Faith Colish,                     $15,250               None                  None             $61,500 (3)
   Trustee

Walter G. Ehlers,                 $15,000               None                  None                $31,000 (4)
   Trustee

C. Anne Harvey, (5)                 None                None                  None                       None
   Trustee

Leslie A. Jacobson,               $15,000               None                  None             $30,000 (4)
   Trustee

Robert M. Porter,                 $15,250               None                  None             $31,000 (4)
   Trustee

Ruth E. Salzmann,                 $15,250               None                  None             $30,500 (4)
   Trustee

Peter P. Trapp,                   $15,000               None                  None             $30,000 (4)
   Trustee

Lawrence Zicklin,                   None                  None                  None             None(3)
   President and Trustee


(1) "Aggregate Compensation From Trust" and "Total Compensation From Trust and Fund Complex Paid to Trustees" is for the period from January 1 through December 31, 1997.
(2)  Nine other investment companies.
(3)  Five other investment  companies.
(4)  One other investment company.
(5)  Commenced service as a Trustee in February, 1998.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     Shares of the Portfolios are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies"). Shares of the Balanced Portfolio are also offered directly to Qualified Plans. As of April 1, 1998, the separate accounts of the Life Companies were known to the Board of Trustees and the management of the Trust to own of record all shares of the Growth, Guardian, Liquid Asset, Limited Maturity Bond, Mid-Cap Growth and Partners Portfolios of the Trust and approximately 98.8% of the shares of the Balanced Portfolio of the Trust. There were no shareholders of the International Portfolio as of this same date. The Trustee of the Trust own in the aggregate less than 1% of the total Trust shares issued and outstanding.

     As of April 1, 1998, separate accounts of the following Life Companies owned of record or beneficially 5% or more of the Shares of the following
Portfolios:

                                            Shares               Percentage of
                                             Owned                Outstanding
                                                                 Shares Owned
Liquid Asset Portfolio

Hartford Life Insurance Company*           11,013,028.210             80%
200 Hopmeadow
Simsbury, CT  06070

Sentry Life Insurance Company                2,316,231.73             17%
1800 North Point Drive
Stevens Point, WI  54481

Partners Portfolio

Skandia Insurance Company*                     39,217,493             40%
P.O. Box 883
Shelton, CT  06484

Nationwide Life Insurance*                 50,760,998.005             51%
P.O. Box 182029
Columbus, OH  43218-2029


Growth Portfolio

Nationwide Life Insurance*                 20,707,966.654           84.092%
P.O. Box 182029
Columbus, OH  43218-2029

Sentry Life Insurance Company               1,947,933.936           7.910%
1800 North Point Drive
Stevens Point, WI  54481

Limited Maturity Bond Portfolio

Nationwide Life Insurance*                     14,736,149           77.342%
P.O. Box 182029
Columbus, OH  43218-2029

Penn Mutual Life Insurance
Company                                     1,024,188.463           5.375%
600 Dresher Road
Horsham, PA  19044

Balanced Portfolio

Hartford Life Insurance Company              1,661,037.911           14.969%
200 Hopmeadow
Simsbury, CT  06070

Nationwide Life Insurance*                   4,946,394.586           44.573%
P.O. Box 182029
Columbus, OH  43218-2029

Penn Mutual Life Insurance Company           2,525,370.190           22.758%
600 Dresher Road
Horsham, PA  19044

Sentry Life Insurance
1800 North Point Drive                         769,505.992           6.934%
Stevens Point, WI  54481

Guardian Portfolio

Nationwide Life Insurance*                     360,741.609            100%
P.O. Box 182029
Columbus, OH  43218-2029

Mid-Cap Growth Portfolio

Nationwide Life Insurance*                     451,359.596            100%
P.O. Box 182029
Columbus, OH  43218-2029




*Separate accounts of the Life Company owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to "control" the Portfolio, as that term is defined in the 1940 Act.

     These Life Companies are required to vote Portfolio shares in accordance with instructions received from owners of Variable Contracts funded by separate accounts with respect to separate accounts of these Life Companies that are registered with the Securities and Exchange Commission as unit investment trusts.

           INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES

         All Portfolios and their corresponding Series


     Neuberger&Berman is an investment management firm with headquarters in New York. The firm's focus is on U.S. fixed income, equity and balanced fund management. Total assets under management by Neuberger&Berman and its affiliates were approximately $52.9 billion as of December 31, 1997. Founded in 1939 to manage portfolios for high net worth individuals, the firm entered the mutual fund management business in 1950, and began offering active management for pension funds and institutions in the mid-1970s. Most money managers that come to the Neuberger&Berman organization have at least fifteen years of experience. Neuberger&Berman and N&B Management employ experienced professionals that work in a competitive environment.

     Because all of the Portfolios' net investable assets are invested in their corresponding Series, the Portfolios do not need an investment manager. N&B Management serves as each Series' investment manager pursuant to a Management Agreement ("Management Agreement") dated as of May 1, 1995, that was approved by the holders of the interests in all the Series on April 13, 1994 (except with respect to AMT International Investments, AMT Guardian Investment and AMT
Mid-Cap Growth Investments). The Trustees of Managers Trust approved the Management Agreement between AMT International Investments and N&B Management on November 30, 1995. The Trustees of Managers Trust approved the Management Agreement between AMT Mid-Cap Growth Investments and AMT Guardian Investments and N&B Management on August 20, 1997.


     The Management Agreement provides in substance that N&B Management will make and implement investment decisions for the Series in its discretion and will continuously develop an investment program for each Series' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Series through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Series, but N&B Management has no current plans to pay a material amount of such compensation.


     N&B Management provides to each Series, without cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers of N&B Management (who also are principals of Neuberger&Berman and directors of N&B Management) serve as trustees and officers of the Trusts. See "Trustees and Officers." N&B Management provides similar facilities and services to each Portfolio pursuant to an administration agreement dated May 1, 1995 ("Administration Agreement"). Each Portfolio was authorized to become subject to the Administration Agreement by vote of the Trustees on May 26, 1994, except the International Portfolio, which became subject to it on May 1, 1995, and the Mid-Cap Growth and Guardian Portfolios, which became subject to the Administration Agreement on August 20, 1997.


     Prior to May 1, 1995, N&B Management provided investment advisory and administrative services to the predecessor of each Portfolio then in existence under an Investment Advisory Agreement ("Prior Agreement") with that Portfolio. As compensation for these services, the predecessors to the Liquid Asset Portfolio and Limited Maturity Bond Portfolio paid N&B Management a fee at the annual rate of 0.50% of the average daily net assets of each Portfolio; the predecessor to the Balanced Portfolio paid N&B Management a fee at the annual rate of 0.70% of the average daily net assets of the Portfolio; and the predecessors to the Growth and Partners Portfolios paid N&B Management a fee at the rate of 0.70% of the first $250 million of average asset value, 0.675% of the next $250 million of average asset value, 0.65% of the next $250 million of average asset value, 0.625% of the next $250 million of average asset value, and 0.60% of the average asset value in excess of $1 billion of each Portfolio. The fee rate paid by each predecessor Portfolio under its Prior Agreement is 0.15% lower than the combined management and administrative fees paid by the corresponding successor Portfolio and its corresponding Series under the Management and Administration Agreements. For a description of the Management and Administration fees currently in effect, see "Management and Administration" in the Prospectus.


     During the fiscal years ended December 31, 1997, 1996, and 1995, the Portfolios and their corresponding Series (for the period beginning May 1, 1995) and the predecessors of the Portfolios (for the period prior to May 1, 1995) paid management and administration fees to N&B Management. For the year ended December 31, 1997, N&B Management was paid management and administration fees as follows (amounts for each Portfolio include management fees paid by that Portfolio's corresponding Series): $91,752, Liquid Asset Portfolio; $5,336,566, Growth Portfolio; $1,642,678, Limited Maturity Bond Portfolio; $1,554,602, Balanced Portfolio; $9,277,108, Partners Portfolio; $681, Mid-Cap Growth Portfolio; and $397, Guardian Portfolio. For the year ended December 31, 1996, N&B Management was paid management and administration fees as follows (amounts for each Portfolio include management fees paid by that Portfolio's corresponding Series): $98,887, Liquid Asset Portfolio; $4,704,750, Growth Portfolio; $1,611,437, Limited Maturity Bond Portfolio; $1,425,077, Balanced Portfolio; and $3,295,383, Partners Portfolio. For the year ended December 31, 1995, N&B Management was paid management and administration fees as follows (amounts for each Portfolio include management fees paid by that Portfolio's corresponding Series from May 1, 1995 to December 31, 1995): $73,935, Liquid Asset Portfolio; $4,086,084, Growth Portfolio; $2,076,233 Limited Maturity Bond Portfolio; $1,584,350, Balanced Portfolio; and $520,758, Partners Portfolio.

     The Management and Administration Agreements each continue until May 1, 1999. The Management Agreement is renewable from year to year with respect to a Series, so long as its continuance is approved at least annually (1) by the vote of a majority of Managers Trust's Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Series Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of Managers Trust's Trustees or by a 1940 Act majority vote of the outstanding shares in that Series. The Administration Agreement is renewable from year to year with respect to a Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the trustees of the Trust (the "Portfolio Trustees") who are not "interested persons" of N&B Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Management Agreement is terminable with respect to a Series without penalty on 60 days' prior written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable with respect to a Portfolio without penalty by N&B Management upon at least 120 days' prior written notice to the Portfolio, and by the Portfolio if authorized by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on at least 30 days' prior written notice to N&B Management. Each Agreement terminates automatically if it is assigned.


Expense Limitation

     All Portfolios and their corresponding Series


     As noted in the Prospectus under "Management and Administration - Expenses," N&B Management has voluntarily undertaken to limit each Portfolio's expenses by reimbursing each Portfolio for certain operating expenses and its pro rata share of its corresponding Series' operating expenses. For the year ended December 31, 1997 N&B Management reimbursed the Liquid Asset Portfolio $15,867, the Mid-Cap Growth Portfolio $13,432, and the Guardian Portfolio $13,586. For the years ended December 31, 1996 and 1995, N&B Management reimbursed the Liquid Asset Portfolio $30,558 and $27,683, respectively. The International Portfolio and AMT International Investments had not yet commenced investment operations as of December 31, 1997.


Management and Control of N&B Management


     The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Roberta D'Orio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Kassen, Lainoff, Zicklin, Risen, Simons, and Sundman and Mmes. Prindle, Silver and Vale are principals of Neuberger&Berman.


     Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio and Wischerth are officers of each Trust. C. Carl Randolph, a principal of Neuberger&Berman, also is an officer of each Trust.

     All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger&Berman.

Sub-Adviser


     N&B Management retains Neuberger&Berman, 605 Third Avenue, New York, NY 10158, as a sub-adviser with respect to each Series. Except with respect to the International, Mid-Cap Growth, and Guardian Portfolios, the Sub-Advisory Agreement was authorized by the Portfolios' predecessors' shareholders on August 25, 1994 and was approved by the holders of the interests in each Series on April 13, 1994. The Sub-Advisory Agreement was authorized by the Trustees of Managers Trust with respect to AMT International Investments on November 30, 1995 and with respect to AMT Mid-Cap Growth and Guardian Investments on August 20, 1997.


     The Sub-Advisory Agreement provides in substance that Neuberger&Berman will furnish to N&B Management, upon reasonable request, investment recommendations and research information of the same type that Neuberger&Berman from time to time provides to its principals and employees for use in managing client accounts, as N&B Management reasonably requests. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger&Berman. This research staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of research partners who are also available for consultation with N&B Management. The Sub-Advisory
Agreement provides that the services rendered by Neuberger&Berman will be paid for by N&B Management on the basis of the direct and indirect costs to Neuberger&Berman in connection with those services. Neuberger&Berman also serves as a sub-adviser for all of the other mutual funds advised by N&B Management.


     The Sub-Advisory Agreement continues until May 1, 1999, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Series by the Series'
Trustees, or by a 1940 Act majority vote of the outstanding shares of that Series, by N&B Management, or by Neuberger&Berman on not less than 30 nor more than 60 days' prior written notice to the appropriate Series. The Sub-Advisory Agreement also terminates automatically with respect to each Series if it is assigned or if the Management Agreement terminates with respect to the Series.


     Most money managers that come to the Neuberger&Berman organization have at least fifteen years experience. Neuberger&Berman and N&B Management employ experienced professionals that work in a competitive environment.

     The Series are subject to certain limitations imposed on all advisory clients of Neuberger&Berman (including the Series, Other N&B Funds, and other accounts) and personnel of Neuberger&Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger&Berman that limit the aggregate purchases, by all accounts under management, of outstanding shares of public companies.

Investment Companies Advised


     N&B Management currently serves as investment adviser or manager of the following investment companies, which had aggregate net assets of approximately $20.7 billion, as of December 31, 1997. Neuberger&Berman acts as sub-adviser to these investment companies.



                                                             Approximate Net
                                                                Assets at
Name                                                        December 31, 1997

Neuberger&Berman Cash Reserves . . . . . . .                   $662,861,352
Portfolio (investment portfolio for
Neuberger&Berman Cash Reserves)

Neuberger&Berman Government Money . . . .                      $297,594,922
Portfolio (investment portfolio for
Neuberger&Berman Government Money
Fund)

Neuberger&Berman Limited Maturity Bond . .                     $294,956,156
Portfolio (investment portfolio for
Neuberger&Berman Limited Maturity
Bond Fund and Neuberger&Berman
Limited Maturity Bond Trust)

Neuberger&Berman Municipal Money . . . . . .                   $166,832,901
Portfolio (investment portfolio for
Neuberger&Berman Municipal Money Fund)

Neuberger&Berman Municipal Securities . . . .                   $32,970,458
Portfolio (investment portfolio for
Neuberger&Berman Municipal Securities
Trust)

Neuberger&Berman Genesis Portfolio . . . . . .               $1,841,928,659
(investment portfolio for Neuberger&Berman
Genesis Fund, Neuberger&Berman
Genesis Trust and Neuberger&Berman Genesis Assets)

Neuberger&Berman Guardian Portfolio . . . . .                $8,328,032,611
(investment portfolio for Neuberger&Berman
Guardian Fund, Neuberger&Berman
Guardian Trust and Neuberger&Berman
Guardian Assets)

Neuberger&Berman Manhattan Portfolio . . . .                   $626,632,234
(investment portfolio for Neuberger&Berman
Manhattan Fund, Neuberger&Berman
Manhattan Trust and Neuberger&Berman
Manhattan Assets)

Neuberger&Berman International Portfolio                       $111,718,206
(investment portfolio for Neuberger&Berman
International Fund and Neuberger&Berman International Trust)

Neuberger&Berman Partners Portfolio . . . . . .              $3,830,066,838
(investment portfolio for Neuberger&Berman
Partners Fund, Neuberger&Berman
Partners Trust and Neuberger&Berman
Partners Assets)

Neuberger&Berman Focus Portfolio . . . . . . .               $1,530,971,078
(investment portfolio for Neuberger&Berman
Focus Fund, Neuberger&Berman Focus
Trust and Neuberger&Berman Focus Assets)

Neuberger&Berman Socially Responsive  . . .                    $287,169,564
Portfolio (investment portfolio for
Neuberger&Berman Socially Responsive Fund,
Neuberger&Berman Socially Responsive Trust,
Neuberger&Berman NYCDC Socially Responsive Trust

Neuberger&Berman Advisers Managers. . . . . .                $2,644,430,313
Trust (eight series)

     In  addition,   Neuberger&Berman   serves  as  investment  adviser  to  one
investment company, Plan Investment Fund, Inc., with assets of $46,655,752 at December 31, 1997.


     The investment decisions concerning each Series and the other mutual funds referred to above (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Series. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Series to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when a Series and one or more of the Other N&B Funds will be contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions will be averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement could have a detrimental effect on the price or volume of the securities as to a Series, in other cases it is believed that a Series' ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Series' Trustees that the desirability of each Series having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

                           DISTRIBUTION ARRANGEMENTS

     N&B Management serves as the distributor ("Distributor") in connection with the offering of each Portfolio's shares. In connection with the sale of its shares, each Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally or through the mails. The Distributor is the Portfolio's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Portfolio's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Portfolios' shares. The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust, which is described in the Prospectus.


     The Trust, on behalf of each Portfolio, and the Distributor are parties to a Distribution Agreement dated May 1, 1995, that continues until May 1, 1999. The Distribution Agreement may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Portfolio Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Investment Advisory Agreement.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

     The Portfolios are normally open for business each day the NYSE is open ("Business Day"). The right to redeem a Portfolio's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Portfolio's corresponding Series of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Series fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Portfolio's shareholders; provided that applicable SEC rules and regulations shall govern as to whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

Redemptions in Kind

     Each Portfolio reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Portfolio, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Trust's Trustees determined that it was in the best interests of a Portfolio's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Portfolio distributes to its shareholders (primarily insurance company separate accounts and Qualified Plans) substantially all of its share of its corresponding Series' net investment income (after deducting expenses incurred directly by the Portfolio), any net realized capital gains and, with respect to all Portfolios except the Liquid Asset Portfolio, any net realized gains from foreign currency transactions, if any. Each Portfolio calculates its net investment income and NAV as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on each day the NYSE is open. A Series' net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include net realized or unrealized capital and foreign currency gains or losses. Net investment income and net gains and losses are reflected in a Series' NAV (and, hence, its corresponding Portfolio's NAV) until they are distributed. With respect to the Mid-Cap Growth, Guardian, Growth, Partners, Balanced, Limited Maturity Bond and International Portfolios, dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in February. The Liquid Asset Portfolio distributes to its shareholders substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses) and net realized capital gains. Income dividends are declared daily for the Liquid Asset Portfolio at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in February.

                           ADDITIONAL TAX INFORMATION

Taxation of Each Portfolio


     In order to continue to qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended ("Code"), each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, with respect to all Portfolios except the Liquid Asset Portfolio, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, and forward contracts (collectively, "Hedging Instruments")) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); and (2) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

     The Trust and Managers Trust have received a ruling from the Internal Revenue Service ("Service"), except with respect to the Guardian Portfolio and Mid-Cap Growth Portfolio, that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio satisfies the requirements described above to qualify as a RIC. Similar rulings have been applied for with respect to the Mid-Cap Growth Portfolio and Guardian Portfolio but have not yet been issued by the Service.


     Each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     See the next section for a discussion of the tax consequences to the Portfolios of distributions to them from the Series, investments by the Series in certain securities, and (except for AMT Liquid Asset Investments) hedging transactions engaged in by the Series.

Taxation of Each Series

     Managers Trust has received a ruling from the Service, except with respect to AMT Guardian Investments and AMT Mid-Cap Growth Investments, to the effect that, among other things, each Series will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Similar rulings have been applied for with respect to AMT Guardian Investments and AMT Mid-Cap Growth Investments but have not yet been issued by the Service. As a result, no Series will be subject to federal income tax; instead, each investor in a Series, such as a Portfolio, is required to take into account in determining its federal income tax liability its share of the Series' income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Series. A Series also will not be subject to Delaware or New York income or franchise tax.


     Because, as noted above, each Portfolio is deemed to own a proportionate share of its corresponding Series' assets and income for purposes of determining whether the Portfolio satisfies the requirements to qualify as a RIC, each Series intends to conduct its operations so that its corresponding Portfolio will be able to satisfy all those requirements.


     Distributions to a Portfolio from its corresponding Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Portfolio's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Portfolio's basis for its interest in the Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Portfolio's entire interest in the Series and includes a disproportionate share of any unrealized receivables held by the Series, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolios. A Portfolio's basis for its interest in its corresponding Series generally will equal the amount of cash and the basis of any property the Portfolio invests in the Series, increased by the Portfolio's share of the Series' net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Series distributes to the Portfolio and (b) the Portfolio's share of the Series' losses.

     Dividends, interest, and in some cases, capital gains received by a Series may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however.


     AMT Balanced, Mid-Cap Growth, Guardian, Growth, Partners, and International Investments may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) that meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Series holds stock of a PFIC, its corresponding Portfolio (indirectly through its interest in the Series) will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

     If a Series invests in a PFIC and elects to treat the PFIC as a qualified electing fund ("QEF"), then in lieu of its corresponding Portfolio's incurring the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the Series' pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Portfolio to satisfy the Distribution Requirement -- even if those earnings and gain were not received by the Series from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     Effective for taxable years beginning after 1997, a holder of stock in a PFIC generally may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over its adjusted basis as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income. The use by the Series (except AMT Liquid Asset Investments) of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses they realize in connection therewith. For each of these Series, gains from the actual disposition and mark to market of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by a Series with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Portfolio under the Income Requirement

     Exchange-traded futures contracts, listed options thereon and certain forward foreign currency contracts constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Series' taxable year, 60% of any net gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss; however, in certain cases where the futures contract relates to a foreign currency and certain forward foreign currency contracts, the gain or loss may be ordinary rather than capital.

     AMT Limited Maturity Bond and Liquid Asset Investments may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, at a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Series after April 30, 1993
(other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, the Series may elect to include market discount in its gross income currently, for each taxable year to which it is attributable. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity.


     AMT Partners, Balanced and Mid-Cap Growth Investments each may acquire zero coupon or other securities issued with OID. As the holder of those securities, each Series (and, through it, its corresponding Portfolio) must take into income the OID that accrues on the securities during the taxable year, even if no corresponding payment on the securities is received during the year. Because each Portfolio annually must distribute substantially all of its income (including its share of its corresponding Series' accrued OID) to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Series actually receives. Those distributions will be made from a Portfolio's (or its share of its corresponding Series') cash assets or, if necessary, from the proceeds of the Series' sales of portfolio securities. These actions are likely to reduce the Series' and Portfolio's assets and may thereby increase its expense ratio and decrease its rate of return. A Series may realize capital gains or losses from those sales, which would increase or decrease its corresponding Series' investment company taxable income and/or net capital gain.

                        VALUATION OF PORTFOLIO SECURITIES

     The Liquid Asset Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves the corresponding Series valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. AMT Liquid Asset Investments uses that valuation method to try to enable its corresponding Portfolio to so stabilize those prices. Although the Portfolio's reliance on Rule 2a-7 and the Series' use of the amortized cost valuation method should enable the Portfolio, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in the Liquid Asset Portfolio is neither insured nor guaranteed by the U.S. Government.


     AMT International Investments invests primarily in securities of foreign issuers which are traded on foreign exchanges or in other foreign markets. AMT Mid-Cap Growth Investments may invest up to 20% of its assets in securities of foreign issuers which are traded on foreign exchanges or in other foreign markets. Foreign securities may trade on days when the NYSE is closed, such as Saturdays and U.S. national holidays. However, the International and the Mid-Cap Growth Portfolios' NAVs will be determined only on the days when the NYSE is open for trading. Therefore, the International and the Mid-Cap Growth Portfolios' NAVs may be significantly affected by such foreign trading on days when shareholders have no access to redeem or purchase shares of the Portfolio.


                             PORTFOLIO TRANSACTIONS

     Neuberger&Berman acts as each Series' principal broker (except with respect to AMT International Investments) to the extent a broker is used in the purchase and sale of portfolio securities (other than certain securities traded on the OTC market) and in connection with the writing of covered call options on their securities. Transactions in portfolio securities for which Neuberger&Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.

     To the extent a broker is not used, purchases and sales of portfolio securities generally are transacted with the issuers, underwriters, or dealers serving as primary market-makers acting as principals for the securities on a net basis. The Series typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and transactions placed through dealers serving as market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Series' policy is to seek best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers, and may consider the brokerage and research services they provide to the Series or N&B Management. Some of these research services may be of value to N&B Management in advising its various clients (including the Series) although not all of these services are necessarily used by N&B Management in managing the Series. Under certain conditions, a Series may pay higher brokerage commissions in return for brokerage and research services, although no Series has a current arrangement to do so. In any case, each Series may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or may otherwise deal with any dealer in connection with the acquisition of securities in underwritings.

AMT International Investments

     Neuberger&Berman may act as broker for AMT International Investments in the purchase and sale of portfolio securities and in the purchase and sale of options, and for those services would receive brokerage commissions.

All Series


     During the years ended December 31, 1997, 1996 and 1995, AMT Growth Investments (and the predecessor of the Growth Portfolio for the period prior to May 1, 1995) paid total brokerage commissions of $1,297,021, $761,814, and $721,943, respectively, of which $541,724, $483,502, and $466,157, respectively, was paid to Neuberger&Berman. Transactions in which the Series used Neuberger&Berman as broker comprised 53.6% of the aggregate dollar amount of transactions involving the payment of commissions, and 41.8% of the aggregate brokerage commissions paid by it during the year ended December 31, 1997. 91.9% of the $755,297 paid to other brokers by the Series during the year ended December 31, 1997 (representing commissions on transactions involving approximately $432,215,133) was directed to those brokers because of research services they provided. During the year ended December 31, 1997 the Series acquired securities of the following of its regular broker-dealers ("B/Ds"):
General Electric Capital Corp.; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley, Dean Witter, Discover & Co.; and State Street Bank and Trust Company, N.A.; at that date, the Series held the securities of its regular B/Ds with an aggregate value as follows: $8,262,625, State Street Bank and Trust Company, N.A.; and $2,770,000, General Electric Capital Corp.

     During the years ended December 31, 1997, 1996 and 1995, AMT Balanced Investments (and the predecessor of the Balanced Portfolio for the period prior to May 1, 1995) paid total brokerage commissions of $229,076, $143,948, and $218,734 respectively, of which $94,867, $99,363, and $154,773, respectively, was paid to Neuberger&Berman. Transactions in which the Series used Neuberger&Berman as broker comprised 52.2% of the aggregate dollar amount of transactions involving the payment of commissions, and 41.4% of the aggregate brokerage commissions paid by it during the year ended December 31, 1997. 92.3% of the $134,209 paid to other brokers by the Series during the year ended December 31, 1997 (representing commissions on transactions involving approximately $75,969,017) was directed to those brokers because of research services they provided. During the year ended December 31, 1997 the Series acquired securities of the following of its regular B/Ds: General Electric Capital Corp.; Goldman, Sachs & Co.; Lehman Brothers Inc.; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley, Dean Witter, Discover & Co.; Smith Barney Inc.; and State Street Bank and Trust Company, N.A.; at that date, the Series held the securities of its regular B/Ds with an aggregate value as follows: $4,600,000, General Electric Capital Corp.; $1,516,908, Lehman Brother Inc.; $1,305,088, Smith Barney Inc.; $1,297,581, State Street Bank and Trust Company, N.A.; and $936,997, Goldman, Sachs & Co.

     During the years ended December 31, 1997, 1996 and 1995, AMT Partners Investments (and the predecessor of the Partners Portfolio for the period prior to May 1, 1995) paid total brokerage commissions of $3,535,761, $1,753,707, and $457,962, respectively, of which $2,252,539, $1,140,965, and $307,520, respectively, was paid to Neuberger&Berman. Transactions in which the Series used Neuberger&Berman as broker comprised 64.9% of the aggregate dollar amount of transactions involving the payment of commissions, and 63.7% of the aggregate brokerage commissions paid by it during the year ended December 31, 1997. 90.4% of the $1,283,222 paid to other brokers by the Series during the year ended December 31, 1997 (representing commissions on transactions involving approximately $760,206,661) was directed to those brokers because of research services they provided. During the year ended December 31, 1997 the Series acquired securities of the following of its regular B/Ds: General Electric Capital Corp.; and State Street Bank and Trust Company, N.A.; at that date, the Series held the securities of its regular B/Ds with an aggregate value as follows: $22,310,000, General Electric Capital Corp.

     During the year ended December 31, 1997, AMT Mid Cap Growth Investments paid total brokerage commissions of $1,469, of which $1,364 was paid to Neuberger&Berman. Transactions in which the Series used Neuberger&Berman as broker comprised 91.6% of the aggregate dollar amount of transactions involving the payment of commissions, and 92.9% of the aggregate brokerage commissions paid by it during the year ended December 31, 1997. 100.0% of the $105 paid to other brokers by the Series during the year ended December 31, 1997 (representing commissions on transactions involving approximately $70,378) was directed to those brokers because of research services they provided. During the year ended December 31, 1997 the Series did not acquire any securities of its regular B/Ds.

     During the year ended December 31, 1997, AMT Guardian Investments paid total brokerage commissions of $634, of which $601 was paid to Neuberger&Berman. Transactions in which the Series used Neuberger&Berman as broker comprised 95.8% of the aggregate dollar amount of transactions involving the payment of commissions, and 94.8% of the aggregate brokerage commissions paid by it during the year ended December 31, 1997. 100.0% of the $33 paid to other brokers by the Series during the year ended December 31, 1997 (representing commissions on transactions involving approximately $19,217) was directed to those brokers because of research services they provided. During the year ended December 31, 1997 the Series acquired securities of the following of its regular B/Ds:
Merrill Lynch, Pierce, Fenner & Smith Inc.; and Morgan Stanley, Dean Witter and Discover & Co.; at that date, the Series held the securities of its regular B/Ds with an aggregate value as follows: $14,588, Merrill Lynch, Pierce, Fenner & Smith Inc.; and $11,825, Morgan Stanley, Dean Witter and Discover & Co.

     During the year ended December 31, 1997, AMT Liquid Asset Investments acquired securities of the following of its regular B/Ds: General Electric Capital Corp.; Goldman, Sachs & Co.; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley, Dean Witter, Discover & Co.; at that date, the Series held securities of its regular B/Ds with aggregate value as follows: $585,669, General Electric Capital Corp.; $500,000, Morgan Stanley, Dean Witter, Discover & Co.; $395,487, Goldman, Sachs & Co.; and $298,517, Merrill Lynch, Pierce, Fenner & Smith Inc.

     During  the year  ended  December  31,  1997,  AMT  Limited  Maturity  Bond
Investments acquired securities of the following of its regular B/Ds: Lehman Brothers Inc.; Merrill Lynch, Pierce, Fenner & Smith Inc.; and Smith Barney Inc.; at that date, the Series held securities of its Regular B/Ds with aggregate value as follows: $6,829,412, Lehman Brothers Inc.; $4,822,708, Smith Barney Inc.; $4,779,659, Merrill Lynch, Pierce, Fenner & Smith Inc.; and $3,975,907, Goldman, Sachs & Co.


     Insofar as portfolio transactions of AMT Partners Investments result from active management of equity securities, and insofar as portfolio transactions of AMT Growth Investments and AMT Mid-Cap Growth Investments result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Series to brokers (including Neuberger&Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

     Portfolio securities may be loaned from time to time by AMT Growth, Partners, Balanced, (equity securities portion), Mid-Cap Growth, Guardian and International Investments to Neuberger&Berman in accordance with the terms and conditions of an order issued by the Securities and Exchange Commission, excepting such transactions from certain provisions of the 1940 Act which would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by each Series to Neuberger&Berman are fully secured by cash collateral. The portion of the income on cash collateral which may be shared with Neuberger&Berman is to be determined with reference to the concurrent arrangements between Neuberger&Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger&Berman borrows securities from a Series in order to relend them to others, Neuberger&Berman may be required to pay over to that Series, on a quarterly basis, certain of the earnings that Neuberger&Berman otherwise has derived from the relending of the borrowed securities. When Neuberger&Berman desires to borrow a security that a Series has indicated a willingness to lend, Neuberger&Berman must borrow such security from the Series rather than from the unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Series. If, in any month, a Series' expenses exceed its income in any securities loan transaction with Neuberger&Berman, Neuberger&Berman must reimburse the Series for such loss.


     During the year ended December 31, 1997, AMT Growth Investments and AMT Partners Investments earned interest income of $698,938 and $270,744, respectively, from the collateralization of securities loans, from which Neuberger&Berman was paid $280,881 and $75,760, respectively.


     Each Series may also lend securities to unaffiliated entities, including, banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Series. The Series may invest the cash collateral and earn income or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Series an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Series or the borrower. The Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. A committee of Independent Series Trustees from time to time reviews, among other things, information relating to securities loans by the Series.

     In effecting securities transactions, each Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Series plans to continue to use Neuberger&Berman as its broker where, in the judgment of N&B Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Series' knowledge, however, no affiliate of any Series receives give-ups or reciprocal business in connection with their securities transactions.

     The use of Neuberger&Berman as a broker for a Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934 ("Section 11(a)"). Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts that they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Board of Trustees of the Series has expressly authorized Neuberger&Berman to retain such compensation and Neuberger&Berman has agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by a Series to Neuberger&Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Series' policy that the commissions to be paid to Neuberger&Berman must, in N&B Management's judgment be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability, and (2) at least as favorable as commissions contemporaneously charged by Neuberger&Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger&Berman acts as a clearing broker for another brokerage firm and customers of Neuberger&Berman considered by a majority of the Independent Series Trustees not to be comparable to the Series. The Series do not deem it practicable and in their best interest to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger&Berman from acting as principal in the purchase or sale of securities for a Series' account, unless an appropriate exemption is available.

     A committee of Independent Series Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger&Berman to the Series and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger&Berman effects brokerage transactions for the Series must be reviewed and approved no less often than annually by a majority of the Independent Series Trustees.

     To ensure that accounts of all investment clients, including a Series, are treated fairly in the event that Neuberger&Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger&Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

     Each Series expects that it will continue to execute a portion of its transactions through brokers other than Neuberger&Berman. In selecting those brokers, N&B Management will consider the quality and reliability of brokerage services, including execution capability and performance and financial responsibility, and may consider the research and other investment information provided by those brokers, and the willingness of particular brokers to sell the Variable Contracts issued by the Life Companies.

     A committee, comprised of officers of N&B Management and principals of Neuberger&Berman who are portfolio managers of some of the Series and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger&Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger&Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; and (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than Neuberger&Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services provide the Series with benefits by supplementing the information otherwise available to N&B Management. That research information may be used by N&B Management in servicing their respective funds and, in some cases, by Neuberger&Berman in servicing the Managed Accounts. On the other hand, research information received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger&Berman from brokers executing portfolio transactions on behalf of the Managed Accounts may be used for the Series' benefit.


     Theodore P. Guiliano, Robert I Gendelman, Michael M. Kassen, Jennifer K. Silver, Kent C. Simons and Kevin L. Risen, each of whom is a principal of Neuberger&Berman and a Vice President of N&B Management (and, with respect to Messrs. Guiliano and Kassen, also a director of N&B Management), Josephine P. Mahaney, Thomas Wolfe and Brooke A. Cobb, each of whom is an employee of Neuberger&Berman and a Vice President of N&B Management, and Valerie Chang, an Assistant Vice President of N&B Management, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of the Series. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. For more information on these individuals, see "Management and Administration" in the Prospectus.


Portfolio Turnover

     The portfolio turnover rate is calculated by dividing the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Series during the fiscal year (other than securities, including options, foreign financial futures contracts and forward contracts, whose maturity or expiration date at the time of acquisition was one year or less), divided by the month-end average monthly value of such securities owned by the Series during the year.

                             REPORTS TO SHAREHOLDERS

     Shareholders of each Portfolio receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Portfolio and for its corresponding Series. Each Portfolio's report shows the investments owned by its corresponding Series and the market values thereof and provides other information about the Portfolio and its operations. In addition, the report contains the Portfolio's financial statements, including the Portfolio's beneficial interest in its corresponding Series.

                          CUSTODIAN AND TRANSFER AGENT

     Each Portfolio and Series has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash. State Street also serves as each Portfolio's Transfer Agent and shareholder servicing agent, administering purchases and redemptions Trust shares through its Boston Service Center.

                              INDEPENDENT AUDITORS

     Each Portfolio and Series has selected Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116 as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL


     Each Portfolio and Series has selected Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006 as legal counsel.


                             REGISTRATION STATEMENT

     This SAI and Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference and other information regarding the Series and the Portfolios.

     Statements contained in this SAI and Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


     The audited financial statements, notes to the audited financial statements, and reports of the independent auditors contained in the annual reports to the shareholders of the Trust for the fiscal year ended December 31, 1997 for Neuberger&Berman Advisers Management Trust (with respect to each of the Balanced Portfolio, Mid-Cap Growth Portfolio, Guardian Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio), and for Advisers Managers Trust (with respect to each of the AMT Balanced Investments, AMT Mid-Cap Growth Investments, AMT Guardian Investments, AMT Growth Investments, AMT Limited Maturity Bond Investments, AMT Liquid Asset Investments and AMT Partners Investments) are incorporated into this Statement of Additional Information by reference.

           APPENDIX A: RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER




S&P corporate bond ratings

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -Leading market positions in well-established industries;

         -High rates of return on funds employed;

         -Conservative capitalization structures with moderate reliance on debt and ample asset protection;

         -Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

         -Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  APPENDIX B: A CONVERSATION WITH ROY NEUBERGER

The Art of Investing:
A Conversation with Roy Neuberger

                                                     "I firmly  believe  that if
                                            you want to manage  your own  money,
                                            you must be a student of the market.
                                            If you are unwilling or unable to do
                                            that,  find  someone  else to manage
                                            your money for you."

                                                               NEUBERGER&BERMAN

         [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

[PICTURE OF ROY NEUBERGER]



                           During my more than  sixty-five  years of buying  and
                  selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



         \s\ Roy R. Neuberger



                      YOU'VE BEEN ABLE TO CONDENSE SOME OF THE
                      CHARACTERISTICS OF SUCCESSFUL INVESTING INTO FIVE
                      "RULES."  WHAT  ARE  THEY?   Rule  #1:  Be  flexible.   My
                      philosophy  has  necessarily  changed  from  time  to time because of events and because of mistakes. My views change as economic,  political,  and technological  changes occur both on and  sometimes  off our planet.  It is  imperative that you be willing to change  your  thoughts  to meet new conditions.  Rule #2: Take your  temperament into account.
                      Recognize  whether you are by nature very  speculative  or just the opposite -- fearful,  timid of taking risks.  But in any event --
Diversify your        Rule #3: Be broad-gauged. Diversify your
investments, make     investments, make sure that some of your
sure that some of     principal is kept safe, and try to increase your
your principal is     income as well as your capital.
kept safe, and try
to increase your
income as well as
your capital.                  [PICTURE OF ROY NEUBERGER]





                      Rule #4:  Always  remember  there  are many ways to skin a cat!  Ben Graham  and David  Dodd did it by  understanding basic values.  Warren  Buffet  invested his portfolio in a handful of long-term holdings, while staying involved with
                      the   companies'   managements.   Peter   Lynch  chose  to
                      understand,  first-hand,  the products of many hundreds of the  companies  he invested  in.  George  Soros showed his genius as a hedge fund investor who could  decipher  world currency trends.  Each has been successful in his own way.
                      But to be successful, remember to-

                      Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                        A. Dig for yourself.
                                        B. Be from Missouri.
                                        C. If it sounds too good to be
                               true, it probably is.
                      IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                      GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW THE
                      MARKET BEHAVES?
                      Every decade that I've been  involved with Wall Street has a nuance of its own, an economic  and social  climate that influences investors. But generally,  bull markets tend to be longer than bear  markets,  and stock prices tend to go up more  slowly and  erratically  than they go down.  Bear markets tend to be shorter and of greater  intensity.  The market rarely rises or declines concurrently with business cycles  longer  than six  months.  AS A  LEGENDARY  "VALUE
                      INVESTOR,"  HOW  DO  YOU  DEFINE  VALUE  INVESTING?  Value
                      investing means finding the best values -- either absolute or relative. Absolute means a stock has a low market price relative to its own fundamentals. Relative value means the price is  attractive  relative  to the  market as a whole.
                      COULD YOU  DESCRIBE A STOCK WITH "GOOD  VALUE"?  A classic example  is a  company  that has a low  price to  earnings ratio, a low price to book ratio, free cash flow, a strong balance sheet, undervalued corporate assets,  unrecognized earnings  turnaround  and  is  selling  at a  discount  to private market value. These  characteristics  usually lead to  companies  that are  under-researched  and have a high degree of inside ownership and entrepreneurial management.
                      One of my colleagues at Neuberger&Berman says he finds his value  stocks  either  "under a cloud"  or "under a rock."
                      "Under a cloud"  stocks are those  Wall  Street in general doesn't like,  because an entire  industry is out of favor and even the good stocks are being dropped. "Under a rock"
                      stocks are those Wall Street is  ignoring,  so you have to uncover them on your own. ARE THERE OTHER KEY CRITERIA YOU
                      USE TO JUDGE STOCKS?  I'm more  interested in  longer-term trends in earnings than short-term trends.  Earnings gains should be the product of  long-term  strategies,  superior management, taking advantage of business opportunities and so on.  If  these  factors  are  in  their  proper  place, short-term  earnings  should  not  be  of  major  concern.
                      Dividends  are an  important  extra  because,  if  they're stable,  they help  support  the price of the stock.  WHAT
                      ABOUT SELLING  STOCKS?  Most individual  investors  should invest  for  the  long  term  but not  mindlessly.  A sell discipline,  often  neglected  by  investors,  is  vitally important.
"One should fall in   One should fall in love with ideas, with people,
love with ideas,      or with idealism.  But in my book, the last thing
with people or with   to fall in love with is a particular security. It
idealism.  But in     is after all just a sheet of paper indicating a
my book, the last     part ownership in a corporation and its use is
thing to fall in      purely mercenary.  If you must love a security,
love with is a        stay in love with it until it gets overvalued;
particular            then let somebody else fall in love.
security."


                      [PICTURE OF ROY NEUBERGER]




                      ANY OTHER ADVICE FOR  INVESTORS?  I firmly believe that if you want to manage  your own money,  you must be a student of the market.  If you're  unwilling or unable to do that, find  someone  else to  manage  your  money  for you.  Two options are a well-managed  no-load mutual fund or, if you have enough  assets for  separate  account  management,  a money manager you trust with a good record.  HOW WOULD YOU
                      DESCRIBE YOUR PERSONAL  INVESTING STYLE? Every stock I buy is bought to be sold.  The market is a daily event,  and I
                      continually   review  my  holdings   looking  for  selling
                      opportunities.  I take a profit  occasionally on something that has  gone up in price  over  what  was  expected  and simultaneously  take  losses  whenever  misjudgment  seems evident. This creates a reservoir of buying power that can be used to  make  fresh  judgments  on what  are the  best values in the  market at that  time.  My active  investing style has worked well for me over the years,  but for most investors I recommend a longer-term  approach.  I tend not to worry  very  much  about  the day to day  swings of the market, which are very hard to comprehend.  Instead, I try to be rather clever in diagnosing values and trying to win
                      70 to 80 percent of the time. YOU BEGAN INVESTING IN 1929.
                      WHAT WAS YOUR EXPERIENCE WITH THE "GREAT CRASH"?  The only money  I  managed  in the  Panic  of 1929  was my own.  My portfolio  was down about 12 percent,  and I had an uneasy feeling about the market and conditions in general.  Those were the days of 10 percent  margin.  I studied  the lists carefully  for a stock that was  overvalued  in my opinion and which I could sell short as a hedge. I came across RCA at about $100 per share. It had recently split 5 for 1 and appeared  overvalued.  There  were  no  dividends,  little income, a low net worth and a weak financial  position.  I sold RCA short in the amount  equal to the dollar value of my long portfolio. It proved to be a timely and profitable move.  HOW DID THE  CRASH OF 1929  AFFECT  YOUR  INVESTING
                      STYLE?  I am  prematurely  bearish when the market goes up for a long time and  everybody  is happy  because they are richer.  I am very  bullish  when the market has gone down perceptibly  and I feel it has  discounted any troubles we are going to have. HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS
                      TO MARKET BEHAVIOR?  There are many factors in addition to economic  statistics or security analysis in a buy or sell decision.  I believe psychology plays an important role in the Market.  Some people follow the crowd in hopes they'll be swept along in the right direction, but if the crowd is late  in  acting,  this  can be a bad  move.  I like to be contrary. When things look bad, I become optimistic.  When everything looks rosy, and the crowd is optimistic, I like to be a seller.  Sometimes I'm too early,  but I generally
                      profit.   AS  A  RENOWNED  ART  COLLECTOR,   DO  YOU  FIND
                      SIMILARITIES  BETWEEN SELECTING STOCKS AND SELECTING WORKS
                      OF ART?  Both are an art,  although  picking  stocks  is a minor art compared with painting, sculpture or
"When things look     literature.  I started buying art in the 30s, and
bad, I become         in the 40s it was a daily, almost hourly
optimistic.  When     occurrence.  My inclination to buy the works of
everything looks      living artists comes from Van Gogh, who sold only
rosy, and the crowd   one painting during his lifetime.  He died in
is optimistic, I      poverty, only then to become a legend and have
like to be a          his work sold for millions of dollars.
seller."



                               [PICTURE  OF  ROY   NEUBERGER]   There  are  more
                      variables  to consider  now in both buying art and picking stocks.  In the  modern  stock  markets,  the heavy use of
                      futures   and  options  has  changed  the  nature  of  the
                      investment world. In past times, the stock market was much less complicated,  as was the art world.  Artists rose and fell on their own merits  without a lot of  publicity  and attention.  As more and more  dealers  are  involved  with artists,  the price of their work becomes  inflated.  So I
                      almost   always   buy   works   of   unknown,   relatively
                      undiscovered artists, which, I suppose is similar to value investing.  But the big  difference  in my view of art and stocks is that I buy a stock to sell it and make money.  I never bought  paintings or sculptures for investment in my life. The objective is to enjoy their beauty.  WHAT DO YOU
                      CONSIDER THE  BUSINESS  MILESTONES  IN YOUR LIFE?  Being a
                      founder of Neuberger&Berman  and creating one of the first no-load  mutual  funds.  I started on Wall Street in 1929, and during the  depression I managed my own money and that of my clientele. We all prospered, but I wanted to have my own firm. In 1939 I became a founder of  Neuberger&Berman, and for about 10 years we  managed  money for  individuals with substantial  financial  assets.  But I also wanted to offer the smaller  investor the  benefits of  professional money management, so in 1950 I created the Guardian Mutual
                      Fund (now known as the  Neuberger&Berman  Guardian  Fund).
                      The Fund was kind of an  innovation in its time because it didn't charge a sales commission. I thought the public was being  overcharged for mutual funds, so I wanted to create a fund  that  would  be  offered  directly  to the  public without a sales charge.  Now of course the "no-load"  fund business is a huge industry. I managed the Fund myself for over 28 years.


                               [PICTURE OF ROY NEUBERGER]
                      YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO THE
                      OFFICE EVERY DAY TO MANAGE YOUR INVESTMENTS.  WHY?
                      I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.
                      WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT
                      INVESTING?
                      Realize that there are opportunities at all times for the adventuresome investor. And stay in good physical condition. It's a strange thing. You do not dissipate your energies by using them.
                      Exercise your body and your brain every day, and you'll do better in investments and in life.
                      ROY NEUBERGER:  A BRIEF BIOGRAPHY

                      Roy Neuberger is a founder of the investment management firm Neuberger&Berman, and a renowned value investor. He is also a recognized collector of contemporary American art, much of which he has given away to museums and colleges across the country.
                               During the 1920s, Roy studied art in Paris.  When
                      he realized he didn't possess the talent to become an artist, he decided to collect art, and to support this passion, Roy turned to investing -- a pursuit for which his talents have proven more than adequate.
                      A TALENT FOR INVESTING
                               Roy began  his  investment  career  by  joining a
                      brokerage  firm in 1929,  seven  months  before the "Great
                      Crash." Just weeks before "Black Monday," he shorted the stock of RCA, thinking it was overvalued. He profited from the falling market and gained a reputation for market prescience and stock selection that has lasted his entire career. NEUBERGER&BERMAN'S FOUNDING

                               Roy's investing  acumen attracted many people who
                      wished to have him manage their money. In 1939, at the age of 36,  after  purchasing  a seat  on the New  York  Stock
                      Exchange,  Roy founded  Neuberger&Berman  to provide money
                      management   services  to  people  who  lacked  the  time,
                      interest  or   expertise   to  manage  their  own  assets.
                      NEUBERGER&BERMAN -- OVER FIVE DECADES OF GROWTH
                               Neuberger&Berman  has grown through the years and
                      now manages  approximately $30 billion of equity and fixed
                      income  assets,  both  domestic  and  international,   for
                      individuals,  institutions,  and  its  family  of  no-load mutual  funds.  Today,  as  when  the  firm  was  founded,
                      Neuberger&Berman  follows a value  approach to  investing, designed to enable  clients to advance in good markets and minimize losses when conditions are less favorable.





























                                        Neuberger&Berman Management
                                        Inc.[SERVICE MARK]

                                                 605 Third Avenue, 2nd
                                                 Floor
                                                 New York, NY
                                                 10158-0180
                                                 Shareholder Services
                                                 (800) 877-9700

                                                 [COPYRIGHT SYMBOL]1995
                                                 Neuberger&  Berman

                                  PRINTED ON RECYCLED PAPER
                                     WITH SOY BASED INKS

===================== ===================================================




1        Source:  Morgan Stanley Capital International.

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         Financial Statements:


     The audited financial statements, notes to the audited financial statements, and reports of the independent auditors contained in the annual reports to shareholders of the Registrant for the fiscal year ended December 31, 1997 for Neuberger&Berman Advisers Management Trust (with respect to each of the Balanced Portfolio, Growth Portfolio, Guardian Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio, Mid-Cap Growth Portfolio and Partners Portfolio), and for Advisers Managers Trust (with respect to each of AMT Balanced Investments, AMT Growth Investments, AMT Guardian Investments, AMT Limited Maturity Bond Investments, AMT Liquid Asset Investments, AMT Mid-Cap Growth Investments and AMT Partners Investments) are incorporated into the Statement of Additional Information by reference.


Included in Part A of this Post-Effective Amendment:

     FINANCIAL HIGHLIGHTS for each of the Balanced Portfolio, Growth Portfolio, Guardian Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio, Mid-Cap Growth Portfolio, and Partners Portfolio of Neuberger&Berman Adviser Management Trust, for the periods indicated therein. Exhibits:



         Exhibit                    Description
         Number
         (1) (a)   Certificate of Trust of Registrant.*
             (b)   Trust Instrument of Registrant.*
             (c)   Schedule A to Trust  Instrument  of  Registrant designating
                   Series of Registrant.
                                  ****
         (2) (a)   By-laws of Registrant.*

             (b) Amendment to the By-Laws dated November 11, 1997 (filed herewith).

         (3)       Voting Trust Agreement.  None.
         (4) (a)   Trust Instrument of Registrant, Articles IV, V and VI.*
             (b)   By-laws of Registrant, Articles V, VI and VIII.*
         (5) (a)   Management Agreement Between Advisers Managers Trust and
                   Neuberger&Berman Management Incorporated.*
             (b)   Sub-Advisory Agreement Between Neuberger&Berman Management
                   Incorporated and Neuberger&Berman with Respect to Advisers
                   Managers Trust.*
             (c)   Substitution Agreement among Neuberger&Berman Management
                   Inc., Advisers Managers Trust, Neuberger&Berman, L.P. and
                   Neuberger&Berman, LLC.*
             (d)   Schedule   designating   series  of   Advisers
                   Managers   Trust  subject  to  the  Management
                   Agreement.****
             (e)   Schedule   designating   series  of   Advisers
                   Managers  Trust  subject  to the  Sub-Advisory
                   Agreement.****
         (6) (a)   Distribution Agreement Between Registrant and
                   Neuberger&Berman Management Incorporated.*
             (b)   Schedule   designating   series  of  Registrant subject to
                   the Distribution Agreement.****
         (7)       Bonus, Profit Sharing or Pension Plans. None.
         (8) (a)   Custodian Contract Between Registrant and State Street Bank
                   and Trust Company.**
             (b)   Letter Agreement adding the International Portfolio of
                   Registrant to the Custodian Contract.*

             (c) Form of Schedule A to the Custodian Contract designating approved foreign banking institutions and securities depositories (filed herewith).

             (d)   Custodian Fee Schedule.***
             (e) Form of Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Custodian Contract and Transfer Agency Agreement. ****
             (f) Schedule designating Series of Registrant subject to Custodian Contract.****
         (9) (a) Transfer Agency Agreement Between Registrant and State Street Bank and Trust Company.**
             (b) Administration Agreement Between Registrant and Neuberger&Berman Management Incorporated.*
             (c)   Form of Fund Participation Agreement.*
             (d)   Letter  Agreement  adding  the   International Portfolio of
                   Registrant to the Transfer Agency Agreement.*
             (e) Reimbursement Agreement between Registrant, on behalf of the International Portfolio, and Neuberger&Berman Management Inc.*
             (f) Form of Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Transfer Agency Agreement (see exhibit 8(e)). ****
             (g) Schedule designating Series of Registrant subject to the Administration Agreement. ****
             (h) Reimbursement Agreement between Registrant, on behalf of the Mid-Cap Growth and Guardian Portfolios, and Neuberger&Berman Management Inc. ****
             (i)   Schedule   designating  series  of  Registrant subject to the
                   Transfer Agency Agreement. ****

        (10)       Consent of Dechert Price & Rhoads (filed herewith).
        (11) (a)   Consent of Independent Auditors (filed herewith).

             (b)   Powers of Attorney.***
        (12)       Financial Statements Omitted from Prospectus.  None.
        (13)       Letter of Investment Intent.  None.
        (14)       Prototype Retirement Plan.  None.
        (15) (a)   Distribution Plan Pursuant to Rule 12b-1.*
             (b)   Schedule   designating   Series  of  Registrant subject  to
                   the  Distribution  Plan.  ****
        (16)       Schedule  of Computation of Performance Quotations.***

        (17)       Financial Data Schedules (filed herewith).




     *  Incorporated  by  reference  to  Post-Effective   Amendment  No.  22  to
Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000091.

     ** Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-96-000107.

     ***  Incorporated  by  reference  to  Post-Effective  Amendment  No.  23 to
Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000094.

     **** Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000256.



Item 25. Persons Controlled By or Under Common Control with Registrant

         Not Applicable.

Item 26. Number of Holders of Securities


         As of April 1, 1998, the number of record holders of the Portfolios of the Registrant was as follows:

          Title of Class                             Number of Record Holders
          --------------                             ------------------------
          Balanced Portfolio                                    25
          Government Income Portfolio                            2
          Growth Portfolio                                      19
          Liquid Asset Portfolio                                 6
          Limited Maturity Bond Portfolio                       41
          Partners Portfolio                                    44
          Guardian Portfolio                                     1
          Mid-Cap Growth Portfolio                               2

         As of April 1, 1998, the International Portfolio had not yet commenced investment operations.


Item 27. Indemnification

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or
(iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger&Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

     Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger&Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

     Section 9.1 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the Administrator in respect of any matter arising in connection with the Administration Agreement. N&B Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which N&B Management believes to be genuine and to have been signed by the proper person or persons, and N&B Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Portfolio; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that N&B Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) N&B
Management's  failure  to comply  with the terms of the  Agreement;  or (ii) N&B
Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

     Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Adviser and Sub-Adviser

     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of the Sub-Adviser is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                            BUSINESS AND OTHER CONNECTIONS
Claudia A. Brandon              Secretary, Neuberger&Berman Advisers Management
Vice President, N&B             Trust (Delaware business trust); Secretary,
Management                      Advisers Managers Trust; Secretary,
                                Neuberger&Berman Income Funds; Secretary,
                                Neuberger&Berman Income  Trust;  Secretary,
                                Neuberger&Berman Equity Funds; Secretary,
                                Neuberger&Berman Equity Trust; Secretary, Income
                                Managers Trust; Secretary, Equity Managers
                                Trust; Secretary, Global Managers Trust;
                                Secretary, Neuberger&Berman Equity Assets.

Brooke A. Cobb                  Chief Investment Officer, Bainco International
Vice President                  Investors (2), Senior Vice President and Senior
N&B Management                  Portfolio Manager, Putnam Investment Management,
                                Inc. (1).

Stacy Cooper-Shugrue            Assistant Secretary, Neuberger&Berman Advisers
Assistant Vice President,       Management Trust (Delaware business trust);
N&B Management                  Assistant Secretary, Advisers Managers Trust;
                                Assistant Secretary, Neuberger&Berman Income
                                Funds; Assistant Secretary, Neuberger&Berman
                                Income Trust; Assistant Secretary,
                                Neuberger&Berman Equity Funds; Assistant
                                Secretary, Neuberger & Berman Equity Trust;
                                Assistant Secretary, Income   Managers   Trust;
                                Assistant Secretary, Equity   Managers   Trust;
                                Assistant Secretary, Global   Managers   Trust;
                                Assistant Secretary, Neuberger&Berman Equity
                                Assets.

Robert W. D'Alelio             Senior Portfolio Manager, Putnam Investments (3).
Vice President,
N&B Management

Barbara DiGiorgio              Assistant Treasurer, Neuberger&Berman Advisers
Assistant Vice President,      Management Trust (Delaware business trust);
N&B Management                 Assistant Treasurer, Advisers Managers Trust;
                               Assistant Treasurer, Neuberger&Berman Income
                               Funds; Assistant Treasurer, Neuberger&Berman
                               Income Trust; Assistant Treasurer,
                               Neuberger&Berman Equity Funds; Assistant
                               Treasurer, Neuberger & Berman Equity Trust;
                               Assistant Treasurer, Income  Managers  Trust;
                               Assistant Treasurer, Equity   Managers   Trust;
                               Assistant Treasurer, Global   Managers   Trust;
                               Assistant Treasurer, Neuberger&Berman Equity
                               Assets.

Stanley Egener                 Chairman of the Board and Trustee,
President and Director,        Neuberger&Berman Advisers Management Trust
N&B Management; Principal,     (Delaware business trust); Chairman of the Board
Neuberger&Berman, LLC          and Trustee, Advisers Managers Trust; Chairman of
                               the Board and Trustee, Neuberger&Berman Income
                               Funds; Chairman of the  Board  and   Trustee,
                               Neuberger&Berman Income Trust; Chairman  of  the
                               Board and Trustee, Neuberger&Berman Equity Funds;
                               Chairman  of  the Board     and     Trustee,
                               Neuberger&Berman Equity Trust; Chairman  of  the
                               Board and Trustee, Income Managers Trust;
                               Chairman of the Board and  Trustee, Equity
                               Managers   Trust; Chairman  of the Board and
                               Trustee,  Global  Managers Trust; Chairman of the
                               Board and Trustee, Neuberger&Berman Equity
                               Assets.

Theodore P. Giuliano           President and Trustee, Neuberger&Berman Income
Vice President and Director,   Funds; President and Trustee, Neuberger&Berman
N&B Management; Principal      and Trustee, Neuberger&Berman Income Trust;
Management; Principal,         President and Trustee, Income Managers Trust.
Neuberger&Berman, LLC

C. Carl Randolph               Assistant Secretary, Neuberger&Berman Advisers
Principal,                     Management Trust (Delaware business trust);
Neuberger&Berman, LLC          Assistant Secretary, Advisers Managers Trust;
                               Assistant Secretary, Neuberger&Berman Income
                               Funds; Assistant Secretary, Neuberger&Berman
                               Income Trust; Assistant Secretary
                               Neuberger&Berman Equity Funds; Assistant
                               Secretary, Neuberger&Berman Equity Trust;
                               Assistant Secretary, Income Managers Trust;
                               Assistant Secretary, Equity Managers Trust;
                               Assistant Secretary, Global Managers Trust;
                               Assistant Secretary, Neuberger & Berman Equity
                               Assets.

Richard Russell                Treasurer, Neuberger&Berman Advisers Management
Vice President,                Trust (Delaware business trust); Treasurer,
N&B Management                 Advisers Managers Trust; Treasurer,
                               Neuberger&Berman Income Funds; Treasurer,
                               Neuberger&Berman Income  Trust;  Treasurer,
                               Neuberger&Berman Equity Funds; Treasurer,
                               Neuberger&Berman Equity Trust;  Treasurer, Income
                               Managers Trust; Treasurer, Equity Managers Trust;
                               Treasurer, Global Managers Trust; Treasurer,
                               Neuberger&Berman Equity Assets.

Ingrid Saukaitis               Project Director, Council on Economic Priorities
Assistant Vice President,      (2).
N&B Management

Jennifer K. Silver             Portfolio Manager and Director, Putnam Investment
Vice President,                Management, Inc. (2)
N&B Management
Principal,
Neuberger&Berman LLC

Daniel J. Sullivan             Vice President, Neuberger&Berman Advisers
Senior Vice President,         Management Trust (Delaware business trust); Vice
N&B Management                 President, Advisers Managers Trust; Vice
                               President, Advisers Managers President,
                               Neuberger&Berman Income Funds; Vice President,
                               Neuberger&Berman Income Trust; Vice   President,
                               Neuberger&Berman Equity Funds;  Vice   President,
                               Neuberger&Berman Equity Trust;  Vice   President,
                               Income Managers Trust; Vice  President,   Equity
                               Managers Trust; Vice President, Global Managers
                               Trust; Vice President, Neuberger&Berman   Equity
                               Assets.

Michael J. Weiner              Vice President, Neuberger&Berman Advisers
Senior Vice President          Management Trust (Delaware business trust); Vice
N&B Management                 President, Advisers Managers Trust; Vice
                               President, Neuberger&Berman Income Funds; Vice
                               President, Neuberger&Berman Income Trust;   Vice
                               President, Neuberger&Berman Equity Funds;   Vice
                               President, Neuberger&Berman Equity Trust;   Vice
                               President, Income Managers Trust; Vice President,
                               Equity Managers Trust; Vice President, Global
                               Managers Trust; Vice President, Neuberger&Berman
                               Equity Assets.

Celeste Wischerth              Assistant Treasurer, Neuberger&Berman Advisers
Assistant Vice President,      Management Trust (Delaware business trust);
N&B Management                 Assistant Treasurer, Advisers Managers Trust;
                               Assistant Treasurer, Neuberger&Berman Income
                               Funds; Assistant Treasurer, Neuberger&Berman
                               Income Trust; Assistant Treasurer,
                               Neuberger&Berman Equity Funds; Assistant
                               Treasurer, Neuberger&Berman Equity Trust;
                               Assistant Treasurer, Income Managers Trust;
                               Assistant Treasurer, Equity Managers Trust;
                               Assistant Treasurer, Global Managers Trust;
                               Assistant Treasurer, Neuberger&Berman Equity
                               Assets.

Lawrence Zicklin               President and Trustee, Neuberger&Berman Advisers
Director, N&B Management;      Management Trust (Delaware business trust);
Principal,                     President and Trustee, Advisers Managers Trust;
Neuberger&Berman, LLC          President and Trustee, Neuberger&Berman Equity
                               Funds; President and Trustee, Neuberger&Berman
                               Equity Trust; President and Trustee, Equity
                               Managers Trust; President, Global Managers Trust:
                               President and Trustee, Neuberger&Berman Equity
                               Assets.
-------------------------------
(1)      Until October 31, 1995.
(2)      Until June 1997.
(3)      Until 1996.

     The principal address of N&B Management, Neuberger&Berman, LLC and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 29. Principal Underwriters

     (a) Neuberger&Berman Management Incorporated, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                          Neuberger&Berman Equity Funds
                         Neuberger&Berman Equity Assets
                          Neuberger&Berman Equity Trust
                          Neuberger&Berman Income Funds
                          Neuberger&Berman Income Trust

     Neuberger&Berman Management Incorporated is also the investment adviser to the master funds in which each of the above-named investment companies invest.

     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter



                         POSITIONS AND OFFICES            POSITIONS AND OFFICES
NAME                        WITH UNDERWRITER                 WITH REGISTRANT
----                        ----------------                 ---------------
Claudia A. Brandon          Vice President                   Secretary
Patrick T. Byrne            Vice President                   None
Richard A. Cantor           Chairman of the Board            None
                            and Director
Ramesh Babu                 Assistant Vice President         None
Valerie Change              Assistant Vice President         None
Brooke A. Cobb              Vice President                   None
Robert Conti                Treasurer                        None
Stacy Cooper-Shugrue        Assistant Vice President         Assistant Secretary
Robert W. D'Alelio          Vice President                   None
Clara Del Villar            Vice President                   None
Barbara DiGiorgio           Assistant Vice President         Assistant Treasurer
Roberta D'Orio              Vice President                   None
Stanley Egener              President and Director           Chairman of the
                                                             Board and Trustee
Brian J. Gaffney            Vice President                   None
Joseph G. Galli             Vice President                   None
Robert I. Gendelman         Vice President                   None
Theodore P. Giuliano        Vice President and Director      None
Michael J. Hanratty         Assistant Vice President         None
Leslie Holliday-Soto        Assistant Vice President         None
Michael M. Kassen           Vice President and Director      None
Robert Ladd                 Assistant Vice President         None
Irwin Lainoff               Director                         None
Josephine Mahaney           Vice President                   None
Carmen G. Martinez          Assistant Vice President         None
Ellen Metzger               Vice President and Secretary     None
Paul Metzger                Vice President                   None
Loraine Olavarria           Assistant Secretary              None
Janet W. Prindle            Vice President                   None
Joseph S. Quirk             Assistant Vice President         None
Kevin L. Risen              Vice President                   None
Richard Russell             Vice President                   Treasurer(Principal
                                                             Accounting Officer)
Ingrid Saukaitis            Assistant Vice President         None
Jennifer K. Silver          Vice President                   None
Kent C. Simons              Vice President                   None
Frederick B. Soule          Vice President                   None
Daniel J. Sullivan          Senior Vice President            Vice President
Peter E. Sundman            Senior Vice President            None
Andrea Trachtenberg         Vice President of Marketing      None
Judith M. Vale              Vice President                   None
Josephine Velez             Assistant Vice President         None
Susan Walsh                 Vice President                   None
Michael J. Weiner           Senior Vice President            Vice President
                                                            (Principal Financial
                                                             Officer)
Celeste Wischerth             Assistant Vice President       Assistant Treasurer
Thomas Wolfe                  Vice President                 None
Lawrence Zicklin              Director                       Trustee and
                                                             President


     (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Advisers Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Advisers Managers Trust's Trust Instrument and Bylaws, minutes of meetings of the Advisers Managers Trust's Trustees and shareholders and the Advisers Managers Trust's policies and contracts, which are maintained at the offices of the Advisers Managers Trust, 605 Third Avenue, New York, New York 10158.

Item 31. Management Services

     Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 32. Undertakings

     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 24th day of April, 1998.

                                       NEUBERGER & BERMAN
                                       ADVISERS MANAGEMENT TRUST



                                       By:      /s/ Lawrence Zicklin
                                                Lawrence Zicklin
                                                President, Trustee and
                                                Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 26 has been signed below by the following persons in the capacities and on the date indicated.

Signature                       Title                               Date

/s/ Stanley Egener          Chairman and Trustee               April 24, 1998
Stanley Egener

/s/ Lawrence Zicklin        President and Trustee              November 11, 1997
Lawrence Zicklin            (Principal Executive Officer)

/s/ Michael J. Weiner       Vice President                     April 24, 1998
Michael J. Weiner           (Principal Financial Officer)

/s/ Richard Russell         Treasurer                          April 24, 1998
Richard Russell            (Principal Accounting Officer)

/s/ Faith Colish            Trustee                            April 24, 1998
Faith Colish

/s/ Walter G. Ehlers        Trustee                            April 24, 1998
Walter G. Ehlers

/s/ Anne Harvey             Trustee                            April 26, 1998
Anne Harvey

/s/ Leslie A. Jacobson      Trustee                            April 24, 1998
Leslie A. Jacobson

/s/ Robert M. Porter        Trustee                            November 11, 1997
Robert M. Porter

/s/ Ruth E. Salzmann        Trustee                            November 11, 1997
Ruth E. Salzmann

/s/ Peter P. Trapp          Trustee                            November 11, 1997
Peter P. Trapp

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, ADVISERS MANAGERS TRUST certifies that the Registrant meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 24th day of April, 1998.

                                         ADVISERS MANAGERS TRUST



                                         By:      /s/ Lawrence Zicklin
                                                  Lawrence Zicklin
                                                  President, Trustee and
                                                  Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 26 has been signed below by the following persons in the capacities and on the date indicated.

Signature                        Title                             Date

/s/ Stanley Egener           Chairman and Trustee              April 24, 1998
Stanley Egener

/s/ Lawrence Zicklin         President and Trustee             November 11, 1997
Lawrence Zicklin             (Principal Executive Officer)

/s/ Michael J. Weiner        Vice President                    April 24, 1998
Michael J. Weiner            (Principal Financial Officer)

/s/ Richard Russell          Treasurer                         April 24, 1998
Richard Russell              (Principal Accounting Officer)

/s/ Faith Colish              Trustee                          April 24, 1998
Faith Colish

/s/ Walter G. Ehlers          Trustee                          April 24, 1998
Walter G. Ehlers

/s/ Anne Harvey               Trustee                          April 26, 1998
Anne Harvey

/s/ Leslie A. Jacobson        Trustee                          April 24, 1998
Leslie A. Jacobson

/s/ Robert M. Porter          Trustee                          November 11, 1997
Robert M. Porter

/s/ Ruth E. Salzmann          Trustee                          November 11, 1997
Ruth E. Salzmann

/s/ Peter P. Trapp            Trustee                          November 11, 1997
Peter P. Trapp

                                INDEX TO EXHIBITS
                      (for Post-Effective Amendment No. 26)


Exhibit No.
Under Part C
of Form N-1A                  Name of Exhibit


2(b)                          Amendment to the By-laws of Registrant dated
                              November 11, 1997

8(c) Form of Schedule A to the Custodian Contract designating approved foreign banking and securities depositories


10                            Consent of Counsel

11(a)                         Consent of Independent Auditors

17                            Financial Data Schedules